OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2010
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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-09885

                                   Janus Adviser Series
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


     Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado 80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 7/31


Date of reporting period: 4/30/09


Item 1. Schedule of Investments.
--------------------------------

Janus Adviser Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 43.1%
Aerospace and Defense - 1.1%
           377,335  BAE Systems PLC**                                                                                   $  1,984,264
            49,384  Boeing Co.                                                                                             1,977,829
           201,303  Empresa Brasileira de Aeronautica S.A. (ADR)                                                           3,265,134
            26,479  Northrop Grumman Corp.                                                                                 1,280,260
                                                                                                                           8,507,487
Agricultural Chemicals - 1.3%
            23,935  Monsanto Co.                                                                                           2,031,842
           183,646  Syngenta A.G. (ADR)**                                                                                  7,832,502
                                                                                                                           9,864,344
Applications Software - 0.7%
           101,475  Citrix Systems, Inc.*                                                                                  2,895,082
           116,698  Microsoft Corp.                                                                                        2,364,301
                                                                                                                           5,259,383
Athletic Footwear - 0.7%
            98,245  NIKE, Inc. - Class B                                                                                   5,154,915
Brewery - 2.1%
           540,203  Anheuser-Busch InBev N.V. **                                                                          16,485,531
           305,251  Anheuser-Busch InBev N.V. - VVPR Strip*, **                                                                 808
                                                                                                                          16,486,339
Cable Television - 0.3%
            93,960  DIRECTV Group, Inc.*                                                                                   2,323,631
Casino Hotels - 0.9%
           347,439  Crown, Ltd.                                                                                            1,734,852
           140,612  Wynn Resorts, Ltd.*                                                                                    5,516,208
                                                                                                                           7,251,060
Commercial Services - Finance - 0.2%
            73,728  Western Union Co.                                                                                      1,234,944
Computers - 2.7%
            76,950  Apple, Inc.*                                                                                           9,682,618
            47,001  International Business Machines Corp.                                                                  4,850,973
            90,409  Research In Motion, Ltd. (U.S. Shares)*                                                                6,283,426
                                                                                                                          20,817,017
Cosmetics and Toiletries - 0.7%
            86,072  Colgate-Palmolive Co.                                                                                  5,078,248
Diversified Operations - 1.1%
           623,565  China Merchants Holdings International Co., Ltd.                                                       1,473,274
           121,638  Danaher Corp.                                                                                          7,108,525
           753,595  Melco International Development, Ltd.                                                                    369,966
                                                                                                                           8,951,765
E-Commerce/Services - 0.4%
           159,659  eBay, Inc.*                                                                                            2,629,584
            63,206  Liberty Media Corp. - Interactive - Class A*                                                             334,992
                                                                                                                           2,964,576
Electric Products - Miscellaneous - 0.3%
            72,522  Emerson Electric Co.                                                                                   2,468,649
Electronic Components - Semiconductors - 0.3%
            37,085  Broadcom Corp. - Class A*                                                                                860,001
            78,256  Microchip Technology, Inc.                                                                             1,799,888
                                                                                                                           2,659,889
Electronic Connectors - 0.5%
           124,619  Amphenol Corp. - Class A                                                                               4,217,107
Enterprise Software/Services - 1.3%
           507,883  Oracle Corp.                                                                                           9,822,457
Fiduciary Banks - 0.1%
            19,335  Northern Trust Corp.                                                                                   1,051,051
Finance - Investment Bankers/Brokers - 3.4%
            77,875  Charles Schwab Corp.                                                                                   1,439,130
           199,755  Credit Suisse Group A.G. (ADR)**                                                                       7,646,621
            62,611  Goldman Sachs Group, Inc.                                                                              8,045,514
           407,808  Morgan Stanley                                                                                         9,640,581
                                                                                                                          26,771,846
Finance - Other Services - 0.5%
           159,090  NYSE Euronext                                                                                          3,686,115
Food - Miscellaneous/Diversified - 1.6%
           378,632  Nestle S.A. **                                                                                        12,318,083
Hotels and Motels - 0.8%
           309,524  Starwood Hotels & Resorts Worldwide, Inc.                                                              6,456,671
Industrial Gases - 0.4%
            44,093  Praxair, Inc.                                                                                          3,289,779
Machinery - General Industrial - 0.1%
         1,981,395  Shanghai Electric Group Co., Ltd.                                                                        708,355
Medical - Biomedical and Genetic - 1.5%
            63,655  Celgene Corp.*                                                                                         2,719,342
           188,312  Gilead Sciences, Inc.*                                                                                 8,624,689
                                                                                                                          11,344,031
Medical - Drugs - 3.6%
            18,935  Abbott Laboratories                                                                                      792,430
           428,559  Bristol-Myers Squibb Co.                                                                               8,228,333
            99,913  Merck & Co., Inc.                                                                                      2,421,891
            98,886  Roche Holding A.G. **                                                                                 12,499,078
           100,667  Wyeth                                                                                                  4,268,281
                                                                                                                          28,210,013
Medical - HMO - 1.1%
           369,119  UnitedHealth Group, Inc.                                                                               8,681,679
Medical Products - 2.0%
           164,508  Baxter International, Inc.                                                                             7,978,638
           141,017  Covidien, Ltd.                                                                                         4,650,741
            54,850  Johnson & Johnson                                                                                      2,871,946
                                                                                                                          15,501,325
Networking Products - 0.1%
            53,787  Cisco Systems, Inc.*                                                                                   1,039,165
Oil and Gas Drilling - 0.4%
            40,168  Transocean, Ltd. (U.S. Shares)*,**                                                                     2,710,537
Oil Companies - Exploration and Production - 2.0%
           264,655  EnCana Corp. (U.S. Shares)                                                                            12,102,674
            66,584  Occidental Petroleum Corp.                                                                             3,748,013
                                                                                                                          15,850,687
Oil Companies - Integrated - 1.9%
           168,132  ConocoPhillips                                                                                         6,893,412
           150,181  Hess Corp.                                                                                             8,228,417
                                                                                                                          15,121,829
Optical Supplies - 0.2%
            13,098  Alcon, Inc. (U.S. Shares)**                                                                            1,205,147
Power Converters and Power Supply Equipment - 0.2%
           102,768  Suntech Power Holdings Co., Ltd. (ADR)*                                                                1,534,326
Retail - Apparel and Shoe - 0.6%
           707,375  Esprit Holdings, Ltd.                                                                                  4,336,101
Retail - Consumer Electronics - 0.3%
            51,985  Yamada Denki Co., Ltd. **                                                                              2,399,027
Retail - Drug Store - 1.3%
           318,335  CVS Caremark Corp. **                                                                                 10,116,686
Retail - Jewelry - 0.1%
            26,172  Tiffany & Co.                                                                                            757,418
Soap and Cleaning Preparations - 1.3%
           257,982  Reckitt Benckiser Group PLC**                                                                         10,156,696
Telecommunication Equipment - Fiber Optics - 0.7%
           375,730  Corning, Inc.                                                                                          5,493,173
Tobacco - 1.7%
           203,292  Altria Group, Inc.                                                                                     3,319,758
           273,815  Philip Morris International, Inc.                                                                      9,912,103
                                                                                                                          13,231,861
Toys - 0.4%
            12,375  Nintendo Co., Ltd. **                                                                                  3,311,499
Transportation - Railroad - 1.3%
           166,425  Canadian National Railway Co. (U.S. Shares)                                                            6,726,898
            72,983  Union Pacific Corp.                                                                                    3,586,385
                                                                                                                          10,313,283
Wireless Equipment - 0.9%
           167,035  QUALCOMM, Inc.                                                                                         7,068,921
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $341,978,167)                                                                                   335,727,115
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 23.5%
Advertising Services - 0.0%
$          335,000  WPP Finance UK, 5.8800%, 6/15/14**                                                                       262,364
Agricultural Chemicals - 0.5%
           219,000  Mosaic Co., 7.6300%, 12/1/16 (144A)                                                                      220,095
         1,830,000  Potash Corporation of Saskatchewan, Inc., 5.2500%, 5/15/14                                             1,875,318
         1,915,000  Potash Corporation of Saskatchewan, Inc., 6.5000%, 5/15/19                                             1,990,126
                                                                                                                           4,085,539
Automotive - Medium and Heavy Duty Trucks - 0.1%
           339,000  PACCAR, Inc., 6.3800%, 2/15/12                                                                           349,817
           339,000  PACCAR, Inc., 6.8800%, 2/15/14                                                                           354,839
                                                                                                                             704,656
Beverages - Non-Alcoholic - 0.4%
         1,322,000  Dr. Pepper Snapple Group, Inc., 6.1200%, 5/1/13                                                        1,321,064
           481,000  Dr. Pepper Snapple Group, Inc., 6.8200%, 5/1/18                                                          468,431
           592,000  Dr. Pepper Snapple Group, Inc., 7.4500%, 5/1/38                                                          522,551
           693,000  PepsiCo, Inc., 3.7500%, 3/1/14                                                                           707,085
                                                                                                                           3,019,131
Beverages - Wine and Spirits - 0.2%
         1,201,000  Brown-Forman Corp., 5.0000%, 2/1/14                                                                    1,234,507
Brewery - 1.1%
         2,352,000  Anheuser-Busch InBev Worldwide, Inc., 7.2000%, 1/15/14 (144A)                                          2,452,038
         3,200,000  Anheuser-Busch InBev Worldwide, Inc., 7.7500%, 1/15/19 (144A)                                          3,350,304
         2,689,000  Anheuser-Busch InBev Worldwide, Inc., 8.2000%, 1/15/39 (144A)                                          2,694,413

                                                                                                                           8,496,755
Building Products - Cement and Aggregate - 0.2%
           831,000  CRH America, Inc., 6.9500%, 3/15/12                                                                      745,819
           521,000  Martin Marietta Materials, Inc., 6.6000%, 4/15/18                                                        421,531
                                                                                                                           1,167,350
Cable Television - 1.6%
         1,250,000  Comcast Corp., 6.3000%, 11/15/17                                                                       1,272,713
         1,813,000  Comcast Corp., 5.7000%, 5/15/18                                                                        1,772,512
         1,093,000  Comcast Corp., 6.4000%, 5/15/38                                                                        1,024,556
           936,000  COX Communications, Inc., 6.2500%, 6/1/18 (144A)                                                         861,654
         1,636,000  COX Communications, Inc., 9.3800%, 1/15/19 (144A)                                                      1,841,752
           900,000  Mediacom LLC/Mediacom Capital Corp., 7.8800%, 2/15/11                                                    891,000
         1,222,000  Time Warner Cable, Inc., 6.7500%, 7/1/18                                                               1,236,481
           308,000  Time Warner Cable, Inc., 8.7500%, 2/14/19                                                                346,244
           756,000  Time Warner Cable, Inc., 8.2500%, 4/1/19                                                                 835,501
         1,895,000  Time Warner Cable, Inc., 7.3000%, 7/1/38                                                               1,894,277
                                                                                                                          11,976,690
Cellular Telecommunications - 0.8%
         1,176,000  Rogers Communications, Inc., 6.3800%, 3/1/14                                                           1,239,744
         1,037,000  Verizon Wireless Capital LLC, 5.2500%, 2/1/12 (144A)                                                   1,073,951
         1,210,000  Verizon Wireless Capital LLC, 7.3800%, 11/15/13 (144A)                                                 1,346,287
         1,719,000  Verizon Wireless Capital LLC, 5.5500%, 2/1/14 (144A)                                                   1,803,279
           547,000  Verizon Wireless Capital LLC, 8.5000%, 11/15/18 (144A)                                                   655,089
                                                                                                                           6,118,350
Chemicals - Diversified - 0.1%
           650,000  E.I. du Pont de Nemours & Co., 5.0000%, 7/15/13                                                          672,549
Commercial Banks - 1.4%
         2,012,000  American Express Bank FSB, 5.5000%, 4/16/13                                                            1,891,829
         1,610,000  BB&T Corp., 5.7000%, 4/30/14                                                                           1,584,726
         1,610,000  BB&T Corp., 6.8500%, 4/30/19                                                                           1,568,154
           667,000  BB&T Corp., 5.2500%, 11/1/19                                                                             570,601
         1,521,000  Credit Suisse New York, 5.0000%, 5/15/13**                                                             1,502,030
         2,865,000  Credit Suisse/New York NY, 5.5000%, 5/1/14**                                                           2,872,353
           311,000  Sovereign Bank, 2.7500%, 1/17/12                                                                         315,282
                                                                                                                          10,304,975
Commercial Services - Finance - 0.2%
         1,667,000  Western Union Co., 6.5000%, 2/26/14                                                                    1,758,717
Computers - 0.2%
           832,000  Hewlett-Packard Co., 4.2500%, 2/24/12                                                                    863,081
           592,000  Hewlett-Packard Co., 4.7500%, 6/2/14                                                                     618,734
                                                                                                                           1,481,815
Consumer Products - Miscellaneous - 0.1%
           281,000  Clorox Co., 5.0000%, 3/1/13                                                                              288,057
           606,000  Clorox Co., 5.9500%, 10/15/17                                                                            613,186
                                                                                                                             901,243
Cosmetics and Toiletries - 0.2%
           428,000  Estee Lauder Cos., Inc., 7.7500%, 11/1/13                                                                464,253
           878,000  Procter & Gamble Co., 4.6000%, 1/15/14                                                                   929,790
                                                                                                                           1,394,043
Data Processing and Management - 0.1%
           503,000  Fiserv, Inc., 6.8000%, 11/20/17                                                                          478,934
Diversified Financial Services - 0.5%
         1,500,000  American Express Travel Related Services Co., Inc., 5.2500%, 11/21/11 (144A)                           1,389,665
           831,000  General Electric Capital Corp., 4.8000%, 5/1/13                                                          812,714
         1,662,000  General Electric Capital Corp., 5.6300%, 5/1/18                                                        1,449,988
                                                                                                                           3,652,367
Diversified Minerals - 0.7%
           862,000  BHP Billiton Finance U.S.A., Ltd., 5.5000%, 4/1/14                                                       907,572
         2,231,000  Rio Tinto Finance USA, Ltd., 8.9500%, 5/1/14                                                           2,309,281
         2,351,000  Rio Tinto Finance USA, Ltd., 9.0000%, 5/1/19                                                           2,417,263
                                                                                                                           5,634,116
Diversified Operations - 1.0%
           503,000  Eaton Corp., 4.9000%, 5/15/13                                                                            497,751
           414,000  Honeywell International, Inc., 3.8800%, 2/15/14                                                          417,311
           414,000  Honeywell International, Inc., 5.0000%, 2/15/19                                                          419,729
         1,935,000  ITT Corp., 4.9000%, 5/1/14                                                                             1,961,419
         1,935,000  ITT Corp., 6.1300%, 5/1/19                                                                             1,986,585
           422,000  Kansas City Southern Railway, 13.0000%, 12/15/13                                                         447,320
           990,000  Tyco Electronics Group S.A., 6.0000%, 10/1/12**                                                          902,504
           680,000  Tyco Electronics Group S.A., 5.9500%, 1/15/14**                                                          562,821
           840,000  Tyco Electronics Group S.A., 7.1300%, 10/1/37**                                                          512,292
                                                                                                                           7,707,732
Electric - Generation - 0.1%
           565,000  Allegheny Energy Supply Co. LLC, 8.2500%, 4/15/12 (144A)                                                 570,633
           253,149  Edison Mission Energy, 7.0000%, 5/15/17                                                                  191,128
                                                                                                                             761,761
Electric - Integrated - 1.0%
         1,136,000  CMS Energy Corp., 6.3000%, 2/1/12                                                                      1,089,289
         1,224,000  Duke Energy Corp., 6.3000%, 2/1/14                                                                     1,290,761
           720,000  Pacific Gas & Electric Co., 4.2000%, 3/1/11                                                              738,734
         1,214,000  Pacific Gas & Electric Co., 8.2500%, 10/15/18                                                          1,449,990
         1,160,000  Virginia Electric and Power Co., 5.1000%, 11/30/12                                                     1,194,591
           547,000  Virginia Electric and Power Co., 5.4000%, 4/30/18                                                        557,759
         1,178,000  West Penn Power Co., 5.9500%, 12/15/17 (144A)                                                          1,038,065
                                                                                                                           7,359,189
Electronic Components - Semiconductors - 0.2%
         1,836,000  National Semiconductor Corp., 6.1500%, 6/15/12                                                         1,653,593
Enterprise Software/Services - 0.1%
         1,094,000  BMC Software, Inc., 7.2500%, 6/1/18                                                                      963,322
Fiduciary Banks - 0.3%
         1,905,000  Northern Trust Corp., 4.6300%, 5/1/14                                                                  1,927,325
Finance - Credit Card - 0.1%
           849,000  American Express Co., 7.0000%, 3/19/18                                                                   805,242
Finance - Investment Bankers/Brokers - 2.8%
         2,445,000  Citigroup, Inc., 5.6300%, 8/27/12                                                                      1,885,885
         1,395,000  Citigroup, Inc., 5.5000%, 2/15/17                                                                        961,834
           933,000  Citigroup, Inc., 6.1300%, 5/15/18                                                                        784,109
           641,000  Goldman Sachs Group, Inc., 5.4500%, 11/1/12                                                              641,457
         1,430,000  Goldman Sachs Group, Inc., 6.0000%, 5/1/14                                                             1,424,497
           650,000  Goldman Sachs Group, Inc., 6.2500%, 9/1/17                                                               614,725
         1,255,000  Goldman Sachs Group, Inc., 6.1500%, 4/1/18                                                             1,183,752
         1,447,000  Goldman Sachs Group, Inc., 7.5000%, 2/15/19                                                            1,484,801
         3,969,000  JPMorgan Chase & Co., 6.0000%, 1/15/18                                                                 3,858,793
         2,685,126  JPMorgan Chase & Co., 6.3000%, 4/23/19                                                                 2,642,279
           675,000  Lazard Group LLC, 6.8500%, 6/15/17                                                                       541,933
           551,000  Morgan Stanley, 6.7500%, 4/15/11                                                                         563,221
         1,174,000  Morgan Stanley, 2.0000%, 9/22/11                                                                       1,178,246
         2,128,000  Morgan Stanley, 4.7500%, 4/1/14                                                                        1,798,818
           800,000  Morgan Stanley, 6.0000%, 4/28/15                                                                         755,691
           725,000  Morgan Stanley, 6.6300%, 4/1/18                                                                          689,953
                                                                                                                          21,009,994
Finance - Other Services - 0.3%
         2,009,000  CME Group, Inc., 5.7500%, 2/15/14                                                                      2,113,611
Food - Meat Products - 0.1%
           877,000  Tyson Foods, Inc., 3.2500%, 10/15/13                                                                     843,016
Food - Miscellaneous/Diversified - 0.7%
           982,000  Chiquita Brands International, 4.2500%, 8/15/16                                                          578,153
         1,641,000  Del Monte Corp., 8.6300%, 12/15/12                                                                     1,673,820
           663,000  General Mills, Inc., 5.2500%, 8/15/13                                                                    692,860
           356,000  General Mills, Inc., 5.2000%, 3/17/15                                                                    358,712
           254,000  Kellogg Co., 4.2500%, 3/6/13                                                                             256,654
           726,000  Kraft Foods, Inc., 6.7500%, 2/19/14                                                                      791,040
         1,401,000  Kraft Foods, Inc., 6.1300%, 2/1/18                                                                     1,422,130
                                                                                                                           5,773,369
Food - Retail - 1.2%
         1,509,000  Delhaize Group, 5.8800%, 2/1/14**                                                                      1,529,670
           423,000  Kroger Co., 7.5000%, 1/15/14                                                                             471,204
         2,517,000  Kroger Co., 6.4000%, 8/15/17                                                                           2,619,923
         1,055,000  Safeway, Inc., 6.2500%, 3/15/14                                                                        1,121,197
         1,699,000  SUPERVALU, Inc., 7.5000%, 11/15/14                                                                     1,648,030
         1,425,000  SUPERVALU, Inc., 8.0000%, 5/1/16                                                                       1,382,250
                                                                                                                           8,772,274
Hotels and Motels - 0.2%
         1,390,000  Marriott International, Inc., 4.6300%, 6/15/12                                                         1,293,804
           640,000  Marriott International, Inc., 5.6300%, 2/15/13                                                           599,530
                                                                                                                           1,893,334
Independent Power Producer - 0.3%
            40,000  NRG Energy, Inc., 7.3800%, 2/1/16                                                                         38,500
         1,183,000  Reliant Energy, Inc., 7.6300%, 6/15/14                                                                 1,067,657
           979,000  Reliant Energy, Inc., 7.8800%, 6/15/17                                                                   873,758
                                                                                                                           1,979,915
Machinery - Construction and Mining - 0.0%
           276,000  Atlas Copco A.B. 5.6000%, 5/22/17 (144A) ss.                                                             261,871
Medical - Drugs - 0.4%
         1,244,000  Pfizer, Inc., 4.4500%, 3/15/12                                                                         1,307,042
         1,648,000  Pfizer, Inc., 5.3500%, 3/15/15                                                                         1,771,572
                                                                                                                           3,078,614
Medical - HMO - 0.1%
           600,000  UnitedHealth Group, Inc., 5.8000%, 3/15/36                                                               444,600
Medical - Hospitals - 0.5%
           975,000  CHS/Community Health Systems, Inc., 8.8800%, 7/15/15                                                     970,125
         2,316,000  HCA, Inc., 9.2500%, 11/15/16                                                                           2,292,840
           957,000  HCA, Inc., 8.5000%, 4/15/19 (144A)                                                                       962,981
                                                                                                                           4,225,946
Medical - Wholesale Drug Distributors - 0.2%
           872,000  McKesson Corp., 6.5000%, 2/15/14                                                                         919,696
           762,000  McKesson Corp., 7.5000%, 2/15/19                                                                         820,963
                                                                                                                           1,740,659
Medical Labs and Testing Services - 0.8%
         2,785,000  Roche Holdings, Inc., 4.5000%, 3/1/12 (144A)                                                           2,920,131
         1,677,000  Roche Holdings, Inc., 6.0000%, 3/1/19 (144A)                                                           1,743,667
         1,677,000  Roche Holdings, Inc., 7.0000%, 3/1/39 (144A)                                                           1,821,804
                                                                                                                           6,485,602
Medical Products - 0.2%
         1,601,000  Baxter International, Inc., 4.0000%, 3/1/14                                                            1,658,473
Multi-Line Insurance - 0.2%
         1,837,000  MetLife, Inc., 7.7200%, 2/15/19                                                                        1,842,535
Office Automation and Equipment - 0.1%
           215,000  Xerox Corp., 2.0600%, 12/18/09***                                                                        209,844
           187,000  Xerox Corp., 5.6500%, 5/15/13                                                                            168,304
           752,000  Xerox Corp., 6.3500%, 5/15/18                                                                            609,120
                                                                                                                             987,268
Oil - Field Services - 0.1%
           890,000  Weatherford International, Ltd., 9.6300%, 3/1/19**                                                       960,511
Oil and Gas Drilling - 0.2%
           960,000  Diamond Offshore Drilling, Inc., 5.8800%, 5/1/19                                                         967,577
           981,000  Nabors Industries, Ltd., 9.2500%, 1/15/19 (144A)                                                         925,896
                                                                                                                           1,893,473
Oil Companies - Exploration and Production - 0.3%
         1,742,000  Anadarko Petroleum Corp., 5.9500%, 9/15/16                                                             1,576,070
           160,000  EnCana Corp., 6.5000%, 5/15/19                                                                           164,213
            99,000  Forest Oil Corp., 8.0000%, 12/15/11                                                                       97,268
           779,000  Forest Oil Corp., 8.5000%, 2/15/14 (144A)                                                                755,630
                                                                                                                           2,593,181
Oil Refining and Marketing - 0.0%
           134,000  Frontier Oil Corp., 8.5000%, 9/15/16                                                                     132,660
Paper and Related Products - 0.0%
            80,000  Georgia-Pacific LLC, 8.2500%, 5/1/16 (144A)                                                               80,000
Pipelines - 0.8%
           339,000  El Paso Corp., 12.0000%, 12/12/13                                                                        366,120
           739,000  El Paso Corp., 8.2500%, 2/15/16                                                                          720,525
           397,000  El Paso Corp., 7.0000%, 6/15/17                                                                          356,679
           254,000  Kinder Morgan Energy Partners L.P., 6.0000%, 2/1/17                                                      239,548
           433,000  Kinder Morgan Energy Partners L.P., 5.9500%, 2/15/18                                                     401,626
           152,000  Kinder Morgan Energy Partners L.P., 6.5000%, 2/1/37                                                      124,842
         1,713,000  Kinder Morgan Energy Partners L.P., 6.9500%, 1/15/38                                                   1,489,351
         1,736,000  Kinder Morgan Finance Co. ULC, 5.7000%, 1/5/16                                                         1,505,980
           268,000  Plains All American Pipeline L.P., 6.5000%, 5/1/18                                                       239,886
           552,000  Plains All American Pipeline L.P., 8.7500%, 5/1/19                                                       565,944
           458,000  TransCanada Pipelines, Ltd., 7.1300%, 1/15/19                                                            502,323
                                                                                                                           6,512,824
Reinsurance - 0.6%
         3,513,000  Berkshire Hathaway Finance Corp., 4.0000%, 4/15/12 (144A)                                              3,570,371
         1,196,000  Berkshire Hathaway Finance Corp., 5.0000%, 8/15/13                                                     1,238,867
                                                                                                                           4,809,238
REIT - Warehouse/Industry - 0.0%
           245,000  ProLogis, 5.5000%, 4/1/12                                                                                199,215
Retail - Apparel and Shoe - 0.1%
         1,335,000  Ltd. Brands, Inc., 7.6000%, 7/15/37                                                                      876,736
Retail - Office Supplies - 0.1%
           867,000  Staples, Inc., 7.7500%, 4/1/11                                                                           907,937
Retail - Regional Department Stores - 0.1%
         1,030,000  JC Penney Co., Inc., 7.4000%, 4/1/37                                                                     754,565
Rubber - Tires - 0.2%
         1,870,000  Goodyear Tire & Rubber Co., 6.6800%, 12/1/09***                                                        1,844,288
Schools - 0.2%
           480,000  Duke University, 4.2000%, 4/1/14                                                                         489,797
           400,000  Leland Stanford Junior University, 3.6300%, 5/1/14                                                       402,452
           400,000  Leland Stanford Junior University, 4.2500%, 5/1/16                                                       398,564
           400,000  Leland Stanford Junior University, 4.7500%, 5/1/19                                                       399,368
                                                                                                                           1,690,181
Special Purpose Entity - 0.2%
           520,000  Petroplus Finance, Ltd. (144A), 6.7500%, 5/1/14                                                          429,000
         1,012,000  Petroplus Finance, Ltd. (144A), 7.0000%, 5/1/17                                                          814,660
                                                                                                                           1,243,660
Steel - Producers - 0.5%
         1,129,000  ArcelorMittal, 5.3800%, 6/1/13**                                                                       1,016,360
         1,177,000  ArcelorMittal, 6.1300%, 6/1/18**                                                                         948,495
         1,747,000  Reliance Steel & Aluminum Co., 6.2000%, 11/15/16                                                       1,346,409
         1,148,000  Steel Dynamics, Inc., 8.2500%, 4/15/16 (144A)                                                            906,920
                                                                                                                           4,218,184
Super-Regional Banks - 0.5%
           950,000  Bank of America Corp., 5.6500%, 5/1/18                                                                   773,367
         1,031,000  National City Corp., 6.8800%, 5/15/19                                                                    880,772
           877,000  PNC Funding Corp., 2.3000%, 6/22/12                                                                      879,871
           645,000  Wachovia Corp., 5.7500%, 2/1/18                                                                          590,195
         1,165,000  Wells Fargo & Co., 5.6300%, 12/11/17                                                                   1,086,148
                                                                                                                           4,210,353
Telephone - Integrated - 0.2%
           351,000  AT&T, Inc., 5.5000%, 2/1/18                                                                              350,389
         1,244,000  AT&T, Inc., 5.6000%, 5/15/18                                                                           1,250,626
                                                                                                                           1,601,015
Transportation - Railroad - 0.2%
           610,000  Burlington Northern Santa Fe Corp., 5.7500%, 3/15/18                                                     607,026
           587,000  Canadian National Railway Co., 4.2500%, 8/1/09                                                           586,925
           529,843  CSX Corp., 8.3800%, 10/15/14                                                                             548,080
                                                                                                                           1,742,031
Transportation - Services - 0.1%
           538,000  United Parcel Service, Inc., 3.8800%, 4/1/14                                                             554,595
Wireless Equipment - 0.2%
           805,000  Nokia OYJ, 5.3750%, 5/15/19                                                                              797,554
           565,000  Nokia OYJ, 6.6250%, 5/15/39                                                                              562,141
                                                                                                                           1,359,695
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $182,500,142)                                                                                185,817,688
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 13.2%
                    Fannie Mae:
           448,541    4.5000%, 2/1/23                                                                                        461,412
           243,021    4.5000%, 4/1/23                                                                                        249,995
           264,819    4.5000%, 4/1/23                                                                                        272,418
           458,118    4.5000%, 4/1/23                                                                                        471,264
         1,732,182    4.5000%, 4/1/23                                                                                      1,781,885
         3,469,411    4.5000%, 4/1/23                                                                                      3,568,356
           165,706    4.5000%, 5/1/23                                                                                        170,461
           193,654    4.5000%, 5/1/23                                                                                        199,211
           205,041    4.5000%, 5/1/23                                                                                        210,925
         1,066,415    4.5000%, 5/1/23                                                                                      1,097,014
           480,349    4.5000%, 6/1/23                                                                                        494,132
           768,520    4.5000%, 6/1/23                                                                                        790,572
           318,107    4.5000%, 9/1/23                                                                                        327,234
           616,326    4.5000%, 12/1/23                                                                                       634,010
           268,163    4.5000%, 3/1/24                                                                                        275,831
           324,243    4.5000%, 3/1/24                                                                                        333,547
           928,687    4.5000%, 3/1/24                                                                                        955,335
         2,115,108    4.5000%, 3/1/24                                                                                      2,175,798
         2,940,146    4.5000%, 3/1/24                                                                                      3,024,510
         3,068,188    4.0000%, 3/1/24                                                                                      3,113,312
         4,943,513    4.5000%, 3/1/24                                                                                      5,084,867
         1,733,000    4.0000%, 4/1/24                                                                                      1,758,487
         1,372,612    4.0000%, 4/1/24                                                                                      1,392,799
         2,693,322    4.0000%, 4/1/24                                                                                      2,733,202
         2,735,066    4.0000%, 4/1/24                                                                                      2,775,291
         2,330,000    4.0000%, 5/15/24 +                                                                                   2,360,581
         2,056,131    5.4200%, 1/1/38***                                                                                   2,132,764
         9,602,343    5.0000%, 4/1/38                                                                                      9,886,302
         2,752,336    4.7900%, 5/1/38***                                                                                   2,839,777
           671,675    4.5000%, 1/1/39                                                                                        684,211
         3,468,848    4.5000%, 1/1/39                                                                                      3,533,937
         4,797,289    4.5000%, 1/1/39                                                                                      4,887,304
         1,484,991    4.5000%, 2/1/39                                                                                      1,512,706
         2,646,114    4.5000%, 2/1/39                                                                                      2,695,501
         1,033,222    4.5000%, 3/1/39                                                                                      1,052,609
         8,180,325    4.5000%, 3/1/39                                                                                      8,333,001
         1,733,000    4.0000%, 4/1/39                                                                                      1,729,326
         2,518,806    4.0000%, 4/1/39                                                                                      2,513,467
         1,690,000    4.5000%, 5/12/39 +                                                                                   1,719,575
        16,825,000    4.0000%, 5/12/39 +                                                                                  16,832,887
                    Freddie Mac:
         5,598,000    2.8800%, 11/23/10                                                                                    5,748,138
           343,712    5.7400%, 9/1/37***                                                                                     356,336
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $102,639,329)                                                                     103,170,290
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.2%
Food - Miscellaneous/Diversified - 0.0%
                 3  H.J. Heinz Finance Co., 8.0000% (144A)                                                                   269,063
Metal - Copper - 0.2%
            23,718  Freeport-McMoRan Copper & Gold, Inc., convertible, 6.7500%                                             1,595,035
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (cost $1,525,298)                                                                                   1,864,098
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 2.7%
                  Fannie Mae:
$          414,000  6.3800%, 6/15/09                                                                                         417,116
         9,644,000  2.8800%, 10/12/10                                                                                      9,917,166
         4,989,000  3.6300%, 8/15/11                                                                                       5,234,948
                  Freddie Mac:
         5,611,000  3.8800%, 6/29/11                                                                                       5,907,407
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $20,953,854)                                                                         21,476,637
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 13.7%
         4,157,000  4.6300%, 11/15/09                                                                                      4,252,158
        16,675,000  0.8800%, 1/31/11**                                                                                    16,688,674
         1,282,000  0.8800%, 2/28/11                                                                                       1,282,154
           739,000  0.8800%, 3/31/11                                                                                         739,000
        19,166,000  1.3800%, 2/15/12                                                                                      19,218,399
         1,406,249  0.6300%, 4/15/13+++                                                                                    1,381,640
        18,426,000  2.7500%, 10/31/13**                                                                                   19,128,491
        12,676,000  1.7500%, 1/31/14                                                                                      12,557,226
        18,979,000  1.8800%, 2/28/14                                                                                      18,882,587
           192,000  1.7500%, 3/31/14                                                                                         189,840
         1,534,000  4.5000%, 5/15/17                                                                                       1,712,328
         1,890,000  4.2500%, 11/15/17                                                                                      2,072,946
           367,961  1.3800%, 7/15/18+++                                                                                      358,762
         6,402,299  2.1300%, 1/15/19+++                                                                                    6,682,399
         1,747,070  2.5000%, 1/15/29+++                                                                                    1,778,188
           400,000  4.5000%, 5/15/38                                                                                         430,438
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $106,845,584)                                                                      107,355,230
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 3.6%
        27,949,086  Janus Cash Liquidity Fund LLC, 0% (cost $27,949,086)                                                  27,949,086
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $784,391,460) - 100%                                                                      $783,360,144
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2009 (unaudited)

Country                                                                             Value     % of Investment
                                                                                                   Securities
-------------------------------------------------------------------------------------------------------------
Australia                                                          $              7,368,968              1.0%
Belgium                                                                          18,016,009              2.3%
Bermuda                                                                          10,230,502              1.3%
Brazil                                                                            3,265,135              0.4%
Canada                                                                           32,977,626              4.2%
Cayman Islands                                                                    1,534,326              0.2%
China                                                                               708,355              0.1%
Hong Kong                                                                         1,843,240              0.2%
Japan                                                                             5,710,527              0.7%
Luxembourg                                                                        3,942,472              0.5%
Sweden                                                                              261,871              0.0%
Switzerland                                                                      49,546,862              6.3%
United Kingdom                                                                   12,403,323              1.6%
United States ++                                                                635,550,928             81.2%
-------------------------------------------------------------------------------------------------------------
Total                                                                 $         783,360,144            100.0%

++ Includes Short-Term Securities (77.6% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of April 30, 2009(unaudited)
Currency Sold and                Currency          Currency Value    Unrealized
Settlement Date                 Units Sold            in U.S.$       Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 5/14/09            2,655,000           $ 3,926,411       $(17,818)
British Pound 6/18/09            1,880,000             2,780,226        (30,256)
Euro 5/14/09                     2,780,000             3,677,508         74,607
Euro 6/18/09                     1,900,000             2,512,974        (51,391)
Euro 6/25/09                     1,600,000             2,116,101        (32,101)
Japanese Yen 5/14/09            72,000,000               730,328          2,646
Japanese Yen 6/18/09            78,000,000               791,666          3,977
Swiss Franc 6/18/09              9,300,000             8,156,918       (162,764)
--------------------------------------------------------------------------------
Total                                                $24,692,132     $ (213,100)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR)strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

***   Rate is subject to change. Rate shown reflects current rate.

+     Security is traded on a "to-be-announced" basis.

+++   Security is a U.S. Treasury Inflation-Protected Security (TIPS).


ss. Schedule of Restricted and Illiquid Securities (as of April 30, 2009)

                                                                              Value as a
                                Acquisition   Acquisition                        % of
                                    Date          Cost         Value    Investment Securities
----------------------------------------------------------------------------------------------
Janus Adviser  Balanced Fund
Atlas Copco A.B., 5.6000%
   due 5/22/17 (144A)             5/15/07       275,876      $ 261,871           0.0%
----------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of April 30, 2009. The issuer incurs all registration costs.


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of April 30, 2009)

                                                Level 1 - Quoted       Level 2 - Other Significant        Level 3 - Significant
                                                Prices                 Observable Inputs                  Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser Balanced Fund                        $247,670,996                      $ 535,689,148                         $ -

Other Financial Instruments(a):

Janus Adviser Balanced Fund                                                               (213,100)

(a)Other Financial Instruments include futures, forwards, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of April 30, 2009 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                                        $  92,264,772

Janus Adviser Contrarian Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amount                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.1%
Aerospace and Defense - 4.0%
            62,750  Northrop Grumman Corp.                                                                              $  3,033,963
           245,295  Spirit Aerosystems Holdings, Inc.*                                                                     3,127,511
                                                                                                                           6,161,474
Airlines - 0.7%
           228,250  UAL Corp.*                                                                                             1,122,990
Automotive - Truck Parts and Equipment - Original - 1.0%
            60,465  Autoliv, Inc.                                                                                          1,491,672
Brewery - 5.7%
           291,800  Anheuser-Busch InBev N.V.**                                                                            8,904,945
           269,192  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                     712
                                                                                                                           8,905,657
Broadcast Services and Programming - 3.0%
           170,210  Liberty Global, Inc. - Class A*                                                                        2,806,763
           111,820  Liberty Global, Inc. - Class C*                                                                        1,829,375
                                                                                                                           4,636,138
Building Products - Cement and Aggregate - 0.7%
           164,480  Ambuja Cements, Ltd.                                                                                     268,270
           110,267  Cemex S.A.B. de C.V. (ADR)*                                                                              824,797
                                                                                                                           1,093,067
Casino Hotels - 0.9%
            35,820  Wynn Resorts, Ltd.*                                                                                    1,405,219
Commercial Banks - 3.3%
           260,150  ICICI Bank, Ltd.                                                                                       2,504,264
           125,220  ICICI Bank, Ltd. (ADR)                                                                                 2,583,288
                                                                                                                           5,087,552
Computers - 2.1%
            25,295  Apple, Inc.*,**                                                                                        3,182,870
Containers - Metal and Glass - 1.8%
           111,675  Owens-Illinois, Inc.*                                                                                  2,723,753
Electric - Generation - 2.5%
         1,015,933  NTPC, Ltd.                                                                                             3,867,128
Electric - Integrated - 2.0%
         1,515,645  Tenaga Nasional Berhad                                                                                 3,116,204
Electric - Transmission - 1.0%
           808,935  Power Grid Corp. of India, Ltd.                                                                        1,502,123
Energy - Alternate Sources - 0.9%
            94,350  Covanta Holding Corp.*                                                                                 1,331,279
Engineering - Research and Development Services - 1.3%
           113,060  Larsen & Toubro, Ltd.                                                                                  1,993,988
Finance - Consumer Loans - 0.4%
           140,795  SLM Corp.*                                                                                               680,040
Financial Guarantee Insurance - 0.5%
            82,285  Assured Guaranty, Ltd.                                                                                   794,873
Forestry - 10.3%
           468,295  Plum Creek Timber Co., Inc.**                                                                         16,165,543
Independent Power Producer - 0.9%
            79,455  NRG Energy, Inc.*                                                                                      1,428,601
Investment Companies - 0.7%
           958,852  Australian Infrastructure Fund**                                                                       1,049,971
Medical - Biomedical and Genetic - 1.1%
            35,480  Amgen, Inc.                                                                                            1,719,716
Medical - Drugs - 0.9%
            28,520  Novo Nordisk A/S (ADR)                                                                                 1,354,985
Metal Processors and Fabricators - 0.6%
           357,983  Bharat Forge, Ltd.                                                                                       900,542
Multi-Line Insurance - 0.7%
            23,575  ACE, Ltd. (U.S. Shares)                                                                                1,091,994
Multimedia - 7.0%
           444,570  Liberty Media Corp. - Entertainment - Class A*,**                                                     10,825,280
Oil Companies - Exploration and Production - 12.5%
            37,525  Canadian Natural Resources, Ltd. (U.S. Shares)                                                         1,730,278
           400,830  Denbury Resources, Inc.*                                                                               6,525,511
           299,949  Forest Oil Corp.*,**                                                                                   4,799,184
               900  OGX Petroleo e Gas Participacoes S.A.*                                                                   378,809
           240,300  SandRidge Energy, Inc.*                                                                                1,960,848
            96,920  Ultra Petroleum Corp. (U.S. Shares)*                                                                   4,148,176
                                                                                                                          19,542,806
Oil Companies - Integrated - 1.5%
            42,565  Hess Corp.                                                                                             2,332,136
Paper and Related Products - 0.1%
           477,787  Ballarpur Industries, Ltd.                                                                               151,054
Pipelines - 6.3%
            59,472  Enbridge, Inc.                                                                                         1,837,002
           192,859  Kinder Morgan Management LLC*                                                                          7,876,361
                                                                                                                           9,713,363
Real Estate Management/Services - 4.0%
           412,760  CB Richard Ellis Group, Inc. - Class A*                                                                3,095,700
           233,205  Mitsubishi Estate Co., Ltd.                                                                            3,043,328
                                                                                                                           6,139,028
Real Estate Operating/Development - 6.9%
         1,826,455  CapitaLand, Ltd.**                                                                                     3,364,194
           303,220  St. Joe Co.*,**                                                                                        7,544,113
                                                                                                                          10,908,307
Reinsurance - 0.4%
               213  Berkshire Hathaway, Inc. - Class B*                                                                      652,845
REIT - Diversified - 2.3%
            73,012  Vornado Realty Trust                                                                                   3,569,557
REIT - Mortgage - 0.1%
            85,085  Gramercy Capital Corp.                                                                                   183,784
REIT - Warehouse/Industrial - 2.5%
           422,767  ProLogis                                                                                               3,851,407
Resorts and Theme Parks - 1.7%
            87,925  Vail Resorts, Inc.*                                                                                    2,567,410
Retail - Major Department Stores - 0.6%
           240,627  Pantaloon Retail India, Ltd.                                                                             943,009
            25,744  Pantaloon Retail India, Ltd. - Class B                                                                    61,991
                                                                                                                           1,005,000
Soap and Cleaning Preparations - 1.0%
            40,289  Reckitt Benckiser Group PLC**                                                                          1,586,169
Telecommunication Equipment - Fiber Optics - 2.1%
           218,520  Corning, Inc.                                                                                          3,194,762
Toys - 0.4%
             2,200  Nintendo Co., Ltd.                                                                                       588,711
Transportation - Marine - 1.7%
           185,740  Teekay Corp. (U.S. Shares)                                                                             2,682,086
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $212,630,691)                                                                                   152,301,084
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 1.6%
REIT - Diversified - 0.9%
   $     1,612,000  Vornado Realty Trust, 2.85%, 4/1/27                                                                    1,360,125
REIT - Warehouse/Industrial - 0.7%
         1,585,000  ProLogis, 2.25%, 4/1/37                                                                                1,131,294
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $1,846,138)                                                                                    2,491,419
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.2%
             1,749    Continental Airlines, Inc. - Class B
                       expires June 2009
                       exercise price $1.00                                                                                  160,908
             1,568    UAL Corp.
                       expires June 2009
                       exercise price $5.00                                                                                  148,960
               454    UAL Corp.
                       expires June 2009
                       exercise price $7.50                                                                                   13,620
               681    UAL Corp.
                       expires June 2009
                       exercise price $7.50                                                                                   22,473
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $791,366)                                                                     345,961
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.1%
             1,926    iShares MSCI Emerging Markets Index ETF
                       expires May 2009
                       exercise price $25.00                                                                                  32,145
               236    S&P 500 Index
                       expires May 2009
                       exercise price $775.00                                                                                 66,080
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $405,377)                                                                       98,225
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $215,673,572) - 100%                                                                      $155,236,689
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2009 (unaudited)

Country                                                 Value   % of Investment
                                                                     Securities
-------------------------------------------------------------------------------
Australia                                       $   1,049,971              0.7%
Belgium                                             8,905,657              5.8%
Bermuda                                               794,873              0.5%
Brazil                                                378,809              0.2%
Canada                                              7,715,456              5.0%
Denmark                                             1,354,985              0.9%
India                                              14,775,657              9.5%
Japan                                               3,632,039              2.3%
Malaysia                                            3,116,204              2.0%
Marshall Islands                                    2,682,086              1.7%
Mexico                                                824,797              0.5%
Singapore                                           3,364,194              2.2%
Switzerland                                         1,091,994              0.7%
United Kingdom                                      1,586,169              1.0%
United States                                     103,963,798             67.0%
-------------------------------------------------------------------------------
Total                                           $ 155,236,689            100.0%

Schedule of Written Options - Calls                                     Value
--------------------------------------------------------------------------------
                  American Express Co.
                     expires May 2009
                     485 contracts
                     exercise price $15.00                           $ (496,155)

                  Apple, Inc.
                     expires May 2009
                     63 contracts
                     exercise price $120.00                             (45,234)

                  Anheuser-Busch InBev N.V.
                     expires June 2009
                     1,485 contracts
                     exercise price EUR 23.00                          (381,524)

                  iShares MSCI Emerging Markets Index ETF
                     expires May 2009
                     1,926 contracts
                     exercise price $30.00                              (83,743)

--------------------------------------------------------------------------------
Total Written Options - Calls
(Premiums received $458,937)                                       $ (1,006,656)
--------------------------------------------------------------------------------

 Schedule of Written Options - Puts                                     Value
--------------------------------------------------------------------------------
                  Continental Airlines, Inc.
                     expires May 2009
                     1,091 contracts
                     exercise price $10.00                            $ (76,370)

                  Forest Oil Corp.
                     expires May 2009
                     647 contracts
                     exercise price $15.00                              (31,056)

                  Hess Corp.
                     Expires May 2009
                     259 contracts
                     exercise price $55.00                              (61,642)

                  Novo Nordisk A/S
                     expires May 2009
                     326 contracts
                     exercise price DKK 240.00                           (8,224)

                  Novo Nordisk A/S
                     expires May 2009
                     313 contracts
                     exercise price DKK 250.00                          (14,513)

                  Ultra Petroleum Corp.
                     expires May 2009
                     311 contracts
                     exercise price $38.00                              (11,196)

                  Ultra Petroleum Corp.
                     expires May 2009
                     272 contracts
                     exercise price $40.00                              (18,091)

--------------------------------------------------------------------------------
Total Written Options - Puts
 (Premiums received $561,983)                                        $ (221,092)
--------------------------------------------------------------------------------

Forward Currency Contracts, Open
as of April 30, 2009 (unaudited)

Currency Sold and                                        Currency                 Currency            Unrealized
Settlement Date                                        Units Sold          Value in U.S. $           Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------
Australian Dollar 6/25/09                               1,289,000               $  932,860            $ (17,283)
British Pound 6/18/09                                     991,500                1,466,273              (15,957)
Singapore Dollar 5/14/09                                  980,000                  662,296              (14,448)
Singapore Dollar 6/18/09                                  875,000                  591,350              (10,726)
Singapore Dollar 6/25/09                                2,365,000                1,598,351              (17,627)
-----------------------------------------------------------------------------------------------------------------
Total                                                                          $ 5,251,130            $ (76,041)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

ETF               Exchange Traded Fund

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR)strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of April 30, 2009)
                                                Level 1 - Quoted       Level 2 - Other Significant       Level 3 - Significant
                                                Prices                 Observable Inputs                 Unobservable Inputs
-------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser Contrarian Fund                        $111,475,600                      $ 43,316,903                       $-

Investments in Purchased Options:

Janus Adviser Contrarian Fund                                   -                           444,186                        -

Other Financial Instruments(a):

Janus Adviser Contrarian Fund                                   -                       (1,303,789)                        -
-------------------------------------------------------------------------------------------------------------------------------

(a)Other Financial Instruments include futures, forwards, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of April 30, 2009 is noted below.

Fund                                                     Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Contrarian Fund                                     $  33,451,758

Janus Adviser Flexible Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 49.3%
Advertising Services - 0.1%
   $       380,000  WPP Finance UK, 5.8750%, 6/15/14                                                                    $    297,607
Agricultural Chemicals - 1.0%
         2,085,000  Potash Corporation of Saskatchewan, Inc., 5.2500%, 5/15/14                                             2,136,633
         2,185,000  Potash Corporation of Saskatchewan, Inc., 6.5000%, 5/15/19                                             2,270,717
                                                                                                                           4,407,350
Automotive - Medium and Heavy Duty Trucks - 0.2%
           400,000  PACCAR, Inc., 6.3750%, 2/15/12                                                                           412,764
           400,000  PACCAR, Inc., 6.8750%, 2/15/14                                                                           418,688
                                                                                                                             831,452
Beverages - Non-Alcoholic - 0.7%
         1,117,000  Dr. Pepper Snapple Group, Inc., 6.1200%, 5/1/13                                                        1,116,208
           753,000  Dr. Pepper Snapple Group, Inc., 6.8200%, 5/1/18                                                          733,324
           870,000  Dr. Pepper Snapple Group, Inc., 7.4500%, 5/1/38                                                          767,939
           795,000  PepsiCo, Inc., 3.7500%, 3/1/14                                                                           811,158
                                                                                                                           3,428,629
Beverages - Wine and Spirits - 0.4%
         1,740,000  Brown-Forman Corp., 5.0000%, 2/1/14                                                                    1,788,544
Brewery - 1.4%
         1,815,000  Anheuser-Busch InBev Worldwide, Inc., 7.2000%, 1/15/14 (144A)                                          1,892,197
         1,765,000  Anheuser-Busch InBev Worldwide, Inc., 7.7500%, 1/15/19 (144A)                                          1,847,902
         2,885,000  Anheuser-Busch InBev Worldwide, Inc., 8.2000%, 1/15/39 (144A)                                          2,890,808
                                                                                                                           6,630,907
Building Products - Cement and Aggregate - 0.3%
           910,000  CRH America, Inc., 6.9500%, 3/15/12                                                                      816,720
           765,000  Martin Marietta Materials, Inc., 6.6000%, 4/15/18                                                        618,947
                                                                                                                           1,435,667
Cable Television - 2.5%
           852,000  Comcast Corp., 6.3000%, 11/15/17                                                                         867,481
         1,234,000  Comcast Corp., 5.7000%, 5/15/18                                                                        1,206,442
         1,456,000  COX Communications, Inc., 4.6250%, 1/15/10                                                             1,455,690
         2,731,000  COX Communications, Inc., 6.2500%, 6/1/18 (144A)                                                       2,514,080
           930,000  COX Communications, Inc., 9.3750%, 1/15/19 (144A)                                                      1,046,961
           815,000  Time Warner Cable, Inc., 6.7500%, 7/1/18                                                                 824,658
           455,000  Time Warner Cable, Inc., 8.7500%, 2/14/19                                                                511,497
           925,000  Time Warner Cable, Inc., 8.2500%, 4/1/19                                                               1,022,273
         1,893,000  Time Warner Cable, Inc., 7.3000%, 7/1/38                                                               1,892,279
                                                                                                                          11,341,361
Cellular Telecommunications - 1.8%
         1,747,000  Rogers Communications, Inc., 6.3750%, 3/1/14                                                           1,841,694
         1,185,000  Verizon Wireless Capital LLC, 5.2500%, 2/1/12 (144A)                                                   1,227,225
         1,700,000  Verizon Wireless Capital LLC, 7.3750%, 11/15/13 (144A)                                                 1,891,478
         2,040,000  Verizon Wireless Capital LLC, 5.5500%, 2/1/14 (144A)                                                   2,140,017
           875,000  Verizon Wireless Capital LLC, 8.5000%, 11/15/18 (144A)                                                 1,047,903
                                                                                                                           8,148,317
Chemicals - Diversified - 0.2%
           838,000  E.I. du Pont de Nemours & Co., 5.0000%, 7/15/13                                                          867,070
Commercial Banks - 2.4%
         2,205,000  American Express Bank FSB, 5.5000%, 4/16/13                                                            2,073,302
         1,790,000  BB&T Corp., 5.7000%, 4/30/14                                                                           1,761,901
         1,790,000  BB&T Corp., 6.8500%, 4/30/19                                                                           1,743,476
         1,724,000  Credit Suisse New York, 5.0000%, 5/15/13                                                               1,702,498
         3,225,000  Credit Suisse New York, 5.5000%, 5/1/14                                                                3,233,275
           465,000  Sovereign Bank, 2.7500%, 1/17/12                                                                         471,403
                                                                                                                          10,985,855
Commercial Services - 0.3%
         1,323,000  Iron Mountain, Inc., 8.6250%, 4/1/13                                                                   1,327,961
Commercial Services - Finance - 0.4%
         1,865,000  Western Union Co., 6.5000%, 2/26/14                                                                    1,967,610
Computers - 0.4%
           930,000  Hewlett-Packard Co., 4.2500%, 2/24/12                                                                    964,742
           725,000  Hewlett-Packard Co., 4.7500%, 6/2/14                                                                     757,740
                                                                                                                           1,722,482
Consumer Products - Miscellaneous - 0.3%
           419,000  Clorox Co., 5.0000%, 3/1/13                                                                              429,523
           730,000  Clorox Co., 5.9500%, 10/15/17                                                                            738,656
                                                                                                                           1,168,179
Containers - Metal and Glass - 0.4%
         1,065,000  Owens-Brockway Glass Container, Inc., 8.2500%, 5/15/13                                                 1,080,975
           730,000  Owens-Brockway Glass Container, Inc., 6.7500%, 12/1/14                                                   709,925
                                                                                                                           1,790,900
Cosmetics and Toiletries - 0.5%
           670,000  Estee Lauder Cos., Inc., 7.7500%, 11/1/13                                                                726,751
         1,381,000  Procter & Gamble Co., 4.6000%, 1/15/14                                                                 1,462,460
                                                                                                                           2,189,211
Data Processing and Management - 0.2%
           812,000  Fiserv, Inc., 6.8000%, 11/20/17                                                                          773,151
Dialysis Centers - 0.2%
         1,185,000  DaVita, Inc., 6.6250%, 3/15/13                                                                         1,164,263
Diversified Financial Services - 0.6%
           970,000  General Electric Capital Corp., 4.8000%, 5/1/13                                                          948,655
         2,055,000  General Electric Capital Corp., 5.6250%, 5/1/18                                                        1,792,856
                                                                                                                           2,741,511
Diversified Minerals - 1.4%
         1,040,000  BHP Billiton Finance U.S.A., Ltd., 5.5000%, 4/1/14                                                     1,094,983
         2,510,000  Rio Tinto Finance USA, Ltd., 8.9500%, 5/1/14                                                           2,598,071
         2,650,000  Rio Tinto Finance USA, Ltd., 9.0000%, 5/1/19                                                           2,724,690
                                                                                                                           6,417,744
Diversified Operations - 1.7%
           495,000  Eaton Corp., 4.9000%, 5/15/13                                                                            489,834
         2,160,000  ITT Corp., 4.9000%, 5/1/14                                                                             2,189,490
         2,160,000  ITT Corp., 6.1250%, 5/1/19                                                                             2,217,584
           425,000  Kansas City Southern Railway, 13.0000%, 12/15/13                                                         450,500
           546,000  SPX Corp., 7.6250%, 12/15/14                                                                             539,175
           975,000  Tyco Electronics Group S.A., 6.0000%, 10/1/12                                                            888,830
           710,000  Tyco Electronics Group S.A., 5.9500%, 1/15/14                                                            587,651
           950,000  Tyco Electronics Group S.A., 7.1250%, 10/1/37                                                            579,378
                                                                                                                           7,942,442
Diversified Operations - Commercial Services - 0.2%
           892,000  ARAMARK Corp., 8.5000%, 2/1/15                                                                           851,860
Electric - Generation - 0.7%
         1,837,000  Allegheny Energy Supply Co. LLC, 8.2500%, 4/15/12 (144A)                                               1,855,315
         2,008,000  Edison Mission Energy, 7.0000%, 5/15/17                                                                1,516,040
                                                                                                                           3,371,355
Electric - Integrated - 2.9%
         1,865,000  CMS Energy Corp., 6.3000%, 2/1/12                                                                      1,788,313
         1,765,000  Duke Energy Corp., 6.3000%, 2/1/14                                                                     1,861,268
         1,635,000  Monongahela Power Co., 6.7000%, 6/15/14                                                                1,656,587
           743,000  Pacific Gas & Electric Co., 4.8000%, 3/1/14                                                              764,164
         1,950,000  Pacific Gas & Electric Co., 8.2500%, 10/15/18                                                          2,329,060
         1,812,000  Southern California Edison Co., 7.6250%, 1/15/10                                                       1,866,823
         1,600,000  Virginia Electric and Power Co., 5.1000%, 11/30/12                                                     1,647,712
           660,000  Virginia Electric and Power Co., 5.4000%, 4/30/18                                                        672,982
         1,585,000  West Penn Power Co., 5.9500%, 12/15/17 (144A)                                                          1,396,718
                                                                                                                          13,983,627
Electronic Components - Semiconductors - 0.4%
         1,265,000  National Semiconductor Corp., 1.5700%, 6/15/10 +                                                       1,119,285
           810,000  National Semiconductor Corp., 6.1500%, 6/15/12                                                           729,527
                                                                                                                           1,848,812
Enterprise Software/Services - 0.6%
         1,783,000  BMC Software, Inc., 7.2500%, 6/1/18                                                                    1,570,021
         1,185,000  CA, Inc., 6.1250%, 12/1/14                                                                             1,125,750
                                                                                                                           2,695,771
Fiduciary Banks - 0.5%
         2,105,000  Northern Trust Corp., 4.6250%, 5/1/14                                                                  2,129,669
Finance - Credit Card - 0.2%
         1,010,000  American Express Co., 7.0000%, 3/19/18                                                                   957,944
Finance - Investment Bankers/Brokers - 5.3%
         2,755,000  Citigroup, Inc., 5.6250%, 8/27/12                                                                      2,124,995
         1,535,000  Citigroup, Inc., 5.5000%, 2/15/17                                                                      1,058,363
         1,015,000  Citigroup, Inc., 6.1250%, 5/15/18                                                                        853,023
           930,000  Goldman Sachs Group, Inc., 5.4500%, 11/1/12                                                              930,663
         1,620,000  Goldman Sachs Group, Inc., 6.0000%, 5/1/14                                                             1,613,766
         2,135,000  Goldman Sachs Group, Inc., 6.1500%, 4/1/18                                                             2,013,794
         1,720,000  Goldman Sachs Group, Inc., 7.5000%, 2/15/19                                                            1,764,933
           930,000  JPMorgan Chase & Co., 2.1250%, 6/22/12                                                                   932,072
         4,603,000  JPMorgan Chase & Co., 6.0000%, 1/15/18                                                                 4,475,188
         2,710,000  JPMorgan Chase & Co., 6.3000%, 4/23/19                                                                 2,666,757
           755,000  Lazard Group LLC, 6.8500%, 6/15/17                                                                       606,162
         1,830,000  Morgan Stanley, 2.0000%, 9/22/11                                                                       1,836,619
         2,340,000  Morgan Stanley, 4.7500%, 4/1/14                                                                        1,978,023
         1,070,000  Morgan Stanley, 6.0000%, 4/28/15                                                                       1,010,737
           935,000  Morgan Stanley, 6.6250%, 4/1/18                                                                          889,801
                                                                                                                          24,754,896
Finance - Other Services - 0.5%
         2,285,000  CME Group, Inc., 5.7500%, 2/15/14                                                                      2,403,982
Food - Miscellaneous/Diversified - 1.3%
           730,000  Dole Food Co., Inc., 13.8750%, 3/15/14 (144A)                                                            768,325
         1,819,000  General Mills, Inc., 5.2500%, 8/15/13                                                                  1,900,924
           659,000  General Mills, Inc., 5.2000%, 3/17/15                                                                    664,020
           295,000  Kellogg Co., 4.2500%, 3/6/13                                                                             298,083
         1,100,000  Kraft Foods, Inc., 6.7500%, 2/19/14                                                                    1,198,546
           925,000  Kraft Foods, Inc., 6.1250%, 2/1/18                                                                       938,951
                                                                                                                           5,768,849
Food - Retail - 2.1%
           440,000  Delhaize Group, 5.8750%, 2/1/14                                                                          446,027
           670,000  Kroger Co., 7.5000%, 1/15/14                                                                             746,352
         1,785,000  Kroger Co., 6.4000%, 8/15/17                                                                           1,857,990
         2,427,000  Safeway, Inc., 6.2500%, 3/15/14                                                                        2,579,285
         2,644,000  SUPERVALU, Inc., 7.5000%, 11/15/14                                                                     2,564,680
         1,585,000  SUPERVALU, Inc., 8.0000%, 5/1/16                                                                       1,537,450
                                                                                                                           9,731,784
Gas - Distribution - 0.1%
           444,000  Southern Star Central Gas Pipeline, Inc., 6.0000%, 6/1/16 (144A)                                         395,160
Hotels and Motels - 0.5%
         1,555,000  Marriott International, Inc., 4.6250%, 6/15/12                                                         1,447,385
           705,000  Marriott International, Inc., 5.6250%, 2/15/13                                                           660,420
                                                                                                                           2,107,805
Independent Power Producer - 0.3%
            99,000  NRG Energy, Inc., 7.3750%, 2/1/16                                                                         95,288
         1,248,000  Reliant Energy, Inc., 7.6250%, 6/15/14                                                                 1,126,319
           259,000  Reliant Energy, Inc., 7.8750%, 6/15/17                                                                   231,158
                                                                                                                           1,452,765
Medical - Drugs - 0.8%
         1,480,000  Pfizer, Inc., 4.4500%, 3/15/12                                                                         1,555,002
         1,965,000  Pfizer, Inc., 5.3500%, 3/15/15                                                                         2,112,342
                                                                                                                           3,667,344
Medical - HMO - 0.1%
           855,000  UnitedHealth Group, Inc., 5.8000%, 3/15/36                                                               633,555
Medical - Hospitals - 0.7%
         1,065,000  CHS/Community Health Systems, Inc., 8.8750%, 7/15/15                                                   1,059,675
         1,077,000  HCA, Inc., 9.2500%, 11/15/16                                                                           1,066,230
         1,050,000  HCA, Inc., 8.5000%, 4/15/19 (144A)                                                                     1,056,563
                                                                                                                           3,182,468
Medical - Wholesale Drug Distributors - 0.4%
           950,000  McKesson Corp., 6.5000%, 2/15/14                                                                       1,001,964
           835,000  McKesson Corp., 7.5000%, 2/15/19                                                                         899,611
                                                                                                                           1,901,575
Medical Labs and Testing Services - 1.6%
         3,225,000  Roche Holdings, Inc., 4.5000%, 3/1/12 (144A)                                                           3,381,481
         1,865,000  Roche Holdings, Inc., 6.0000%, 3/1/19 (144A)                                                           1,939,141
         1,865,000  Roche Holdings, Inc., 7.0000%, 3/1/39 (144A)                                                           2,026,037
                                                                                                                           7,346,659
Medical Products - 0.3%
         1,330,000  Baxter International, Inc., 4.0000%, 3/1/14                                                            1,377,744
Metal - Copper - 0.2%
           776,000  Freeport-McMoRan Copper & Gold, Inc., 8.3750%, 4/1/17                                                    760,480
Multi-Line Insurance - 0.4%
         2,045,000  MetLife, Inc., 7.72%, 2/15/19                                                                          2,051,162
Non-Hazardous Waste Disposal - 0.8%
         1,127,000  Allied Waste North America, Inc., 6.5000%, 11/15/10                                                    1,149,540
         1,625,000  Allied Waste North America, Inc., 7.2500%, 3/15/15                                                     1,592,500
           945,000  Waste Management, Inc., 7.3750%, 8/1/10                                                                  965,538
                                                                                                                           3,707,578
Office Automation and Equipment - 0.2%
           336,000  Xerox Corp., 2.0588%, 12/18/09 +                                                                         327,942
           318,000  Xerox Corp., 5.6500%, 5/15/13                                                                            286,206
           442,000  Xerox Corp., 6.3500%, 5/15/18                                                                            358,020
                                                                                                                             972,168
Oil - Field Services - 0.2%
           975,000  Weatherford International, Ltd., 9.6250%, 3/1/19                                                       1,052,245
Oil and Gas Drilling - 0.5%
         1,090,000  Diamond Offshore Drilling, Inc., 5.8750%, 5/1/19                                                       1,098,602
         1,395,000  Nabors Industries, Ltd., 9.2500%, 1/15/19 (144A)                                                       1,316,642
                                                                                                                           2,415,244
Oil Companies - Exploration and Production - 0.9%
         1,875,000  Anadarko Petroleum Corp., 5.9500%, 9/15/16                                                             1,696,403
           180,000  EnCana Corp., 6.5000%, 5/15/19                                                                           184,739
           490,000  Forest Oil Corp., 8.0000%, 12/15/11                                                                      481,425
           895,000  Forest Oil Corp., 8.5000%, 2/15/14 (144A)                                                                868,150
           825,000  Kerr-McGee Corp., 6.8750%, 9/15/11                                                                       841,802
                                                                                                                           4,072,519
Paper and Related Products - 0%
            85,000  Georgia-Pacific LLC, 8.2500%, 5/1/16 (144A)                                                               85,000
Pipelines - 2.1%
           495,000  El Paso Corp., 12.0000%, 12/12/13                                                                        534,600
           270,000  El Paso Corp., 8.2500%, 2/15/16                                                                          263,250
           649,000  El Paso Corp., 7.0000%, 6/15/17                                                                          583,086
           604,000  Kinder Morgan Energy Partners L.P., 5.9500%, 2/15/18                                                     560,236
         2,793,000  Kinder Morgan Energy Partners L.P., 6.9500%, 1/15/38                                                   2,428,346
         3,871,000  Kinder Morgan Finance Co. ULC, 5.7000%, 1/5/16                                                         3,358,092
           440,000  Plains All American Pipeline L.P., 6.5000%, 5/1/18                                                       393,842
           620,000  Plains All American Pipeline L.P., 8.7500%, 5/1/19                                                       635,662
           680,000  TransCanada Pipelines, Ltd., 7.1250%, 1/15/19                                                            745,808
                                                                                                                           9,502,922
Reinsurance - 1.4%
         3,915,000  Berkshire Hathaway Finance Corp., 4.0000%, 4/15/12 (144A)                                              3,978,935
         1,641,000  Berkshire Hathaway Finance Corp., 5.0000%, 8/15/13                                                     1,699,817
           592,000  Berkshire Hathaway Finance Corp., 4.6250%, 10/15/13                                                      604,411
                                                                                                                           6,283,163
REIT - Warehouse/Industrial - 0%
           270,000  ProLogis, 5.5000%, 4/1/12                                                                                219,543
Retail - Apparel and Shoe - 0.2%
         1,490,000  Ltd. Brands, Inc., 7.6000%, 7/15/37                                                                      978,529
Retail - Office Supplies - 0.1%
           415,000  Staples, Inc., 7.7500%, 4/1/11                                                                           434,595
Schools - 0.5%
           720,000  Duke University, 4.2000%, 4/1/14                                                                         734,695
           445,000  Leland Stanford Junior University, 3.6250%, 5/1/14                                                       447,728
           445,000  Leland Stanford Junior University, 4.2500%, 5/1/16                                                       443,402
           445,000  Leland Stanford Junior University, 4.7500%, 5/1/19                                                       444,297
                                                                                                                           2,070,122
Special Purpose Entity - 0.3%
           773,000  Petroplus Finance, Ltd., 6.7500%, 5/1/14 (144A)                                                          637,725
           599,000  Petroplus Finance, Ltd., 7.0000%, 5/1/17 (144A)                                                          482,195
            95,000  Source Gas LLC, 5.9000%, 4/1/17 (144A) ss.                                                                69,121
                                                                                                                           1,189,041
Steel - Producers - 1.1%
         1,270,000  ArcelorMittal, 5.3750%, 6/1/13                                                                         1,143,292
         1,320,000  ArcelorMittal, 6.1250%, 6/1/18                                                                         1,063,733
         1,955,000  Reliance Steel & Aluminum Co., 6.2000%, 11/15/16                                                       1,506,714
         1,883,000  Steel Dynamics, Inc., 8.2500%, 4/15/16 (144A)                                                          1,487,570
                                                                                                                           5,201,309
Super-Regional Banks - 1.9%
         3,650,000  Bank of America Corp., 1.7000%, 12/23/10                                                               3,684,259
         1,105,000  Bank of America Corp., 5.6500%, 5/1/18                                                                   899,547
         1,130,000  National City Corp., 6.8750%, 5/15/19                                                                    965,347
         1,300,000  PNC Funding Corp., 2.3000%, 6/22/12                                                                    1,304,256
           935,000  Wachovia Corp., 5.7500%, 2/1/18                                                                          855,554
         1,195,000  Wells Fargo & Co., 5.6250%, 12/11/17                                                                   1,114,118
                                                                                                                           8,823,081
Telephone - Integrated - 0.6%
           653,000  AT&T, Inc., 5.5000%, 2/1/18                                                                              651,864
           854,000  AT&T, Inc., 5.6000%, 5/15/18                                                                             858,548
         1,142,000  BellSouth Corp., 4.7500%, 11/15/12                                                                     1,172,139
                                                                                                                           2,682,551
Transportation - Railroad - 0.4%
           733,000  Burlington Northern Santa Fe Corp., 5.7500%, 3/15/18                                                     729,426
           802,466  CSX Corp., 8.3750%, 10/15/14                                                                             830,087
           286,000  Kansas City Southern de Mexico S.A. de C.V., 7.3750%, 6/1/14                                             231,660
                                                                                                                           1,791,173
Transportation - Services - 0.3%
           477,000  Fedex Corp., 5.5000%, 8/15/09                                                                            480,386
           690,000  United Parcel Service, Inc., 3.8750%, 4/1/14                                                             711,284
                                                                                                                           1,191,670
Wireless Equipment - 0.3%
           900,000  Nokia OYJ, 5.3750%, 5/15/19                                                                              891,675
           630,000  Nokia OYJ, 6.6250%, 5/15/39                                                                              626,812
                                                                                                                           1,518,487
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $222,375,075)                                                                                226,934,419
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 20.8%
U.S. Government Agencies - 20.8%
                   Fannie Mae:
           122,399  6.5000%, 11/1/17                                                                                         129,284
           341,325  5.0000%, 11/1/18                                                                                         355,764
           506,330  4.5000%, 2/1/23                                                                                          520,859
           274,319  4.5000%, 4/1/23                                                                                          282,191
           298,900  4.5000%, 4/1/23                                                                                          307,476
           495,000  4.5000%, 4/1/23                                                                                          509,204
         1,900,001  4.5000%, 4/1/23                                                                                        1,954,519
           186,472  4.5000%, 5/1/23                                                                                          191,823
           218,837  4.5000%, 5/1/23                                                                                          225,116
           230,927  4.5000%, 5/1/23                                                                                          237,553
         1,425,000  4.5000%, 5/1/23                                                                                        1,465,889
           542,319  4.5000%, 6/1/23                                                                                          557,880
           855,000  4.5000%, 6/1/23                                                                                          879,533
           358,815  4.5000%, 9/1/23                                                                                          369,111
           695,720  4.5000%, 12/1/23                                                                                         715,683
         3,468,257  4.0000%, 3/1/24                                                                                        3,519,264
           302,773  4.5000%, 3/1/24                                                                                          311,430
           386,973  4.5000%, 3/1/24                                                                                          398,077
         1,607,534  4.5000%, 3/1/24                                                                                        1,653,661
         2,526,060  4.5000%, 3/1/24                                                                                        2,598,542
         5,214,440  4.5000%, 3/1/24                                                                                        5,363,539
         3,511,148  4.5000%, 3/1/24                                                                                        3,611,896
         1,776,656  4.0000%, 4/1/24                                                                                        1,802,785
         1,900,000  4.0000%, 4/1/24                                                                                        1,927,943
         3,486,714  4.0000%, 4/1/24                                                                                        3,538,342
         3,541,630  4.0000%, 4/1/24                                                                                        3,593,717
         2,920,000  4.0000%, 5/15/24 ^                                                                                     2,958,325
         2,144,081  5.4240%, 1/1/38 +                                                                                      2,223,992
         2,870,457  4.7920%, 5/1/38 +                                                                                      2,961,650
           720,006  4.5000%, 1/1/39                                                                                          733,444
         5,047,416  4.5000%, 1/1/39                                                                                        5,142,124
         1,772,309  4.5000%, 2/1/39                                                                                        1,805,387
         3,157,796  4.5000%, 2/1/39                                                                                        3,216,733
         2,036,495  4.5000%, 3/1/39                                                                                        2,074,707
         9,249,537  4.5000%, 3/1/39                                                                                        9,422,168
         1,900,000  4.0000%, 4/1/39                                                                                        1,895,972
         2,850,255  4.0000%, 4/1/39                                                                                        2,844,212
        17,730,000  4.0000%, 5/15/39 ^                                                                                    17,738,311
         2,085,000  4.5000%, 5/15/39 ^                                                                                     2,121,488
                   Freddie Mac:
         1,414,786  5.0000%, 12/1/23                                                                                       1,464,169
           363,241  5.7410%, 9/1/37 +                                                                                        376,583
         1,400,727  5.0000%, 9/1/38                                                                                        1,441,274
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $95,041,715)                                                                       95,441,620
------------------------------------------------------------------------------------------------------------------------------------
U.S Government Agency Notes - 1.5%
                   Fannie Mae:
         3,273,000  2.8750%, 10/12/10                                                                                      3,365,708
         1,624,000  3.6250%, 8/15/11                                                                                       1,704,060
                   Freddie Mac:
         1,624,000  3.8750%, 6/29/11                                                                                       1,709,789
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (cost $6,608,468)                                                                       6,779,557
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 17.3%
                   U.S. Treasury Notes/Bonds:
        15,540,000  0.8750%, 1/31/11**                                                                                    15,552,743
         3,165,000  0.8750%, 2/28/11                                                                                       3,165,380
         5,838,000  0.8750%, 3/31/11                                                                                       5,838,000
         3,170,000  1.1250%, 1/15/12                                                                                       3,158,113
         6,786,000  4.6250%, 2/29/12**                                                                                     7,413,705
         1,497,000  4.7500%, 5/31/12                                                                                       1,648,338
         1,763,583  0.6250%, 4/15/13 ^^                                                                                    1,732,720
         5,225,000  2.7500%, 10/31/13**                                                                                    5,424,203
        10,300,000  1.7500%, 1/31/14                                                                                      10,203,489
         4,805,000  1.8750%, 2/28/14                                                                                       4,780,591
           895,000  1.7500%, 3/31/14                                                                                         884,931
           486,023  1.3750%, 7/15/18 ^^                                                                                      473,873
         5,422,042  2.1250%, 1/15/19 ^^                                                                                    5,659,257
        11,855,000  2.7500%, 2/15/19                                                                                      11,482,634
         1,822,170  2.5000%, 1/15/29 ^^                                                                                    1,854,626
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $79,163,979)                                                                        79,272,603
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 11.1%
        50,958,912  Janus Cash Liquidity Fund LLC, 0% (cost $50,958,912)                                                  50,958,912
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $454,148,149) - 100%                                                                      $459,387,111
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2009 (unaudited)

                                                                % of Investment
Country                                                 Value        Securities
-------------------------------------------------------------------------------
Australia                                       $   6,417,744              1.4%
Belgium                                               446,027              0.1%
Bermuda                                             1,119,920              0.2%
Canada                                             10,537,684              2.3%
Finland                                             1,518,487              0.3%
Luxembourg                                          4,262,884              0.9%
Mexico                                                231,660              0.1%
Switzerland                                         5,988,019              1.3%
United Kingdom                                        297,607              0.1%
United States++                                   428,567,079             93.3%
-------------------------------------------------------------------------------
Total                                           $ 459,387,111            100.0%

++ Includes Short-Term Securities (82.2% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

   144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

   REIT       Real Estate Investment Trust

   ^          Security is traded on a "to-be-announced" basis.

   ^^         Security is a U.S. Treasury Inflation-Protected Security (TIPS).

   +          Rate is subject to change.  Rate shown reflects current rate.

   ** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

ss. Schedule of Restricted and Illiquid Securities (as of April 30, 2009)

                                                      Acquisition      Acquisition                    Value as a % of
                                                          Date             Cost          Value     Investment Securities
-------------------------------------------------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund
Source Gas LLC, 5.9000%, due 4/1/17 (144A)         4/11/07 - 9/20/07     $ 94,516      $ 69,121             0.0%
-------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of April 30, 2009. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of April 30, 2009)

                                                                   Level 2 - Other Significant    Level 3 - Significant
                                      Level 1 - Quoted Prices      Observable Inputs              Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser Flexible Bond Fund        $                     -       $              459,387,111    $                   -
------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of April 30, 2009 is noted below.

Fund                                                           Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                                   $28,159,710

Janus Adviser Forty Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.1%
Aerospace and Defense - 1.1%
         8,886,253  BAE Systems PLC                                                                                   $   46,729,485
Agricultural Chemicals - 3.5%
         1,106,212  Monsanto Co.                                                                                          93,906,337
           267,577  Syngenta A.G.                                                                                         57,105,914
                                                                                                                         151,012,251
Agricultural Operations - 1.3%
         1,124,751  Bunge, Ltd.                                                                                           53,999,296
Brewery - 4.5%
         6,377,121  Anheuser-Busch InBev N.V.                                                                            194,612,452
         1,579,816  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                   4,180
                                                                                                                         194,616,632
Cellular Telecommunications - 0.6%
           750,655  America Movil SAB de C.V. - Series L (ADR)                                                            24,659,017
Computers - 16.0%
         2,537,634  Apple, Inc.*                                                                                         319,310,486
         5,247,968  Research In Motion, Ltd. (U.S. Shares)*,**                                                           364,733,775
                                                                                                                         684,044,261
Diversified Minerals - 1.8%
         4,645,267  Cia Vale do Rio Doce (ADR)                                                                            76,693,358
Engineering - Research and Development Services - 4.2%
        12,630,244  ABB, Ltd.                                                                                            178,521,249
Enterprise Software/Services - 4.9%
        10,927,473  Oracle Corp.                                                                                         211,337,327
Entertainment Software - 0.9%
         1,969,253  Electronic Arts, Inc.*                                                                                40,074,299
Finance - Investment Bankers/Brokers - 4.5%
           693,925  Goldman Sachs Group, Inc.                                                                             89,169,363
         3,182,375  JPMorgan Chase & Co.                                                                                 105,018,375
                                                                                                                         194,187,738
Finance - Other Services - 1.7%
           326,236  CME Group, Inc.                                                                                       72,212,339
Medical - Biomedical and Genetic - 12.4%
         4,770,924  Celgene Corp.*                                                                                       203,813,873
         6,524,689  Gilead Sciences, Inc.*,**                                                                            298,830,756
           933,715  Vertex Pharmaceuticals, Inc.*                                                                         28,777,096
                                                                                                                         531,421,725
Medical - Drugs - 1.2%
           410,273  Roche Holding A.G.                                                                                    51,858,045
Medical - HMO - 1.4%
         2,463,905  UnitedHealth Group, Inc.                                                                              57,951,046
Medical Instruments - 3.8%
         1,146,406  Intuitive Surgical, Inc.*                                                                            164,772,934
Multi-Line Insurance - 0.9%
           842,475  ACE, Ltd. (U.S. Shares)                                                                               39,023,442
Multimedia - 1.3%
         6,542,975  News Corp. - Class A                                                                                  54,044,974
Networking Products - 4.2%
         9,377,957  Cisco Systems, Inc.*                                                                                 181,182,129
Oil Companies - Integrated - 1.5%
         1,963,965  Petroleo Brasileiro S.A. (ADR)                                                                        65,930,305
Optical Supplies - 1.5%
           678,398  Alcon, Inc. (U.S. Shares)                                                                             62,419,400
Retail - Drug Store - 6.2%
         8,387,783  CVS/Caremark Corp.                                                                                   266,563,743
Retail - Regional Department Stores - 0.8%
           726,345  Kohl's Corp.*                                                                                         32,939,746
Soap and Cleaning Preparations - 0.9%
           957,635  Reckitt Benckiser Group PLC                                                                           37,701,884
Telecommunication Equipment - Fiber Optics - 1.1%
         3,207,775  Corning, Inc.                                                                                         46,897,671
Transportation - Services - 1.3%
         1,099,480  United Parcel Service, Inc. - Class B                                                                 57,546,783
Web Portals/Internet Service Providers - 4.2%
           453,583  Google, Inc. - Class A*                                                                              179,605,261
Wireless Equipment - 1.4%
         2,506,445  Crown Castle International Corp.*                                                                     61,458,031
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,996,129,677)                                                                               3,819,404,371
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 10.9%
       468,091,456  Janus Cash Liquidity Fund LLC, 0% (cost $468,091,456)                                                468,091,456
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $4,464,221,133) - 100%                                                                  $4,287,495,827
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                        As of April 30, 2009 (unaudited)

                                                                 % of Investment
Country                                               Value           Securities
--------------------------------------------------------------------------------
Belgium                                    $     194,616,632                4.5%
Bermuda                                           53,999,296                1.3%
Brazil                                           142,623,663                3.3%
Canada                                           364,733,776                8.5%
Mexico                                            24,659,017                0.6%
Switzerland                                      388,928,050                9.1%
United Kingdom                                    84,431,368                2.0%
United States++                                3,033,504,025               70.7%
--------------------------------------------------------------------------------
Total                                      $   4,287,495,827              100.0%

++Includes Short-Term Securities (59.8% excluding Short-Term Securities)

--------------------------------------------------------------------------------
Financial Futures - Long
7,451 Contracts   S&P 500(R) E-mini Futures expires June 2009
                  principal amount $318,303,032, value $324,118,500
                  cumulative appreciation                             $5,815,468
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR)strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of April 30, 2009)

                                                Level 1 - Quoted       Level 2 - Other Significant       Level 3 - Significant
                                                Prices                 Observable Inputs                 Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser Forty Fund                        $ 3,085,588,483             $ 1,201,907,344                      $ -

Other Financial Instruments(a):

Janus Adviser Forty Fund                           5,815,468                       -                               -
---------------------------------------------------------------------------------------------------------------------------------

a) Other Financial Instruments include futures, forwards, written options contracts and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of April 30, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Forty Fund                                            $339,800,000

Janus Adviser Global Real Estate Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.7%
Building - Mobile Home and Manufactured Homes - 0.4%
               645  Maisons France Confort                                                                                $   16,955
Diversified Operations - 2.2%
             8,000  China Merchants Holdings International Co., Ltd.                                                          18,901
            25,000  Wharf Holdings, Ltd.                                                                                      82,382
                                                                                                                             101,283
Electric - Transmission - 0%
               108  Brookfield Infrastructure Partners L.P.                                                                    1,474
Forestry - 1.4%
             1,860  Plum Creek Timber Co., Inc.                                                                               64,207
Hotels and Motels - 1.4%
             3,200  Orient-Express Hotel, Ltd. - Class A                                                                      20,704
             2,055  Starwood Hotels & Resorts Worldwide, Inc.                                                                 42,867
                                                                                                                              63,571
Real Estate Management/Services - 5.2%
             8,075  CB Richard Ellis Group, Inc. - Class A*                                                                   60,563
             1,970  Jones Lang LaSalle, Inc.                                                                                  63,572
             9,000  Mitsubishi Estate Co., Ltd.                                                                              117,450
               331  Orco Property Group*                                                                                       3,193
                                                                                                                             244,778
Real Estate Operating/Development - 23.1%
             4,365  Ablon Group                                                                                                1,915
             7,665  Brookefield Asset Management, Inc. - Class A (U.S. Shares)                                               119,037
           109,500  CapitaLand, Ltd.                                                                                         201,692
            20,725  China Resources Land, Ltd.                                                                                37,105
            17,600  Cyrela Commercial Properties S.A. Empreendimentos e Participacoes*                                        74,078
             3,760  Forest City Enterprises, Inc. - Class A                                                                   31,697
            11,598  Forestar Group, Inc.*                                                                                    149,150
            65,000  Hang Lung Properties, Ltd.                                                                               183,280
           545,000  HKC Holdings, Ltd.                                                                                        39,695
            11,000  Hysan Development Co., Ltd.                                                                               20,032
             8,000  Mitsui Fudosan Co., Ltd.                                                                                 100,549
            19,000  New World Development, Ltd.                                                                               24,875
            10,855  Risanamento S.P.A.*                                                                                        3,205
             1,470  St. Joe Co.*                                                                                              36,574
             6,000  Sun Hung Kai Properties, Ltd.                                                                             61,829
                                                                                                                           1,084,713
REIT - Apartments - 3.5%
               644  Avalonbay Communities, Inc.                                                                               36,586
             1,430  Boardwalk Real Estate Investment Trust                                                                    32,783
             1,490  Camden Property Trust                                                                                     40,424
             1,415  Home Properties, Inc.                                                                                     51,562
               473  UDR, Inc.                                                                                                  4,763
                                                                                                                             166,118
REIT - Diversified - 12.1%
             4,595  Brixton PLC                                                                                                1,932
             5,260  CapLease, Inc.                                                                                            15,622
               503  Corio N.V.                                                                                                22,269
             3,590  Digital Realty Trust, Inc.                                                                               129,276
             2,210  Entertainment Properties Trust                                                                            51,073
             1,375  Eurocommercial Properties N.V.                                                                            40,153
             7,888  Goodman Group                                                                                              2,104
             6,041  Lexington Realty Trust                                                                                    23,258
               704  Unibail-Rodamco                                                                                          104,530
             3,605  Vornado Realty Trust                                                                                     176,249
                                                                                                                             566,466
REIT - Health Care - 2.3%
             3,720  Ventas, Inc.                                                                                             106,541
REIT - Hotels - 0.1%
               545  LaSalle Hotel Properties                                                                                   6,518
REIT - Mortgage - 0.2%
               380  Crystal River Capital, Inc.                                                                                  513
             3,452  Gramercy Capital Corp.                                                                                     7,456
               340  JER Investors Trust, Inc.                                                                                     99
               640  Resource Capital Corp.                                                                                     2,016
                                                                                                                              10,084
REIT - Office Property - 7.9%
             3,460  Alexandria Real Estate Equities, Inc.                                                                    126,222
             2,060  Boston Properties, Inc.                                                                                  101,805
             6,220  Douglas Emmett, Inc.                                                                                      59,525
             1,995  Kilroy Realty Corp.                                                                                       42,972
               815  Maguire Properties, Inc.                                                                                     888
             2,350  SL Green Realty Corp.                                                                                     41,501
                                                                                                                             372,913
REIT - Regional Malls - 5.6%
             1,850  Feldman Mall Properties, Inc.*                                                                               167
             2,480  General Growth Properties, Inc.                                                                            1,562
             3,530  Macerich Co.                                                                                              61,881
             3,874  Simon Property Group, Inc.**                                                                             199,898
                                                                                                                             263,508
REIT - Shopping Centers - 12.5%
             4,999  Acadia Realty Trust                                                                                       72,486
               440  Federal Realty Investment Trust                                                                           24,288
            14,783  Kimco Realty Corp.**                                                                                     177,692
             1,400  Regency Centers Corp.                                                                                     52,430
             5,915  Weingarten Realty Investors                                                                               91,919
            21,684  Westfield Group                                                                                          168,408
                                                                                                                             587,223
REIT - Storage - 1.0%
             6,765  Extra Space Storage, Inc.                                                                                 48,099
REIT - Warehouse/Industrial - 9.0%
             4,455  AMB Property Corp.                                                                                        85,046
             3,130  First Potomac Realty Trust                                                                                30,643
            33,452  ProLogis**                                                                                               304,747
                                                                                                                             420,436
Resorts and Theme Parks - 2.2%
             3,525  Vail Resorts, Inc.*                                                                                      102,930
Transportation - Marine - 0.6%
               980  Alexander & Baldwin, Inc.                                                                                 26,107
Wireless Equipment - 1.0%
             1,840  Crown Castle International Corp.*                                                                         45,117
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $5,803,685)                                                                                       4,299,041
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 1.4%
REIT - Diversified - 0.6%
   $        35,000  Vornado Realty Trust, 2.8500%, 4/1/27                                                                     29,531
REIT - Warehouse/Industrial - 0.8%
            50,000  ProLogis, 2.2500%, 4/1/37                                                                                 35,688
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $47,824)                                                                                          65,219
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 6.9%
           325,242  Janus Cash Liquidity Fund LLC, 0% (cost $325,242)                                                        325,242
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,176,751) - 100%                                                                          $4,689,502
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2009 (unaudited)

Country                                           Value       % of Investment
                                                                   Securities
--------------------------------------------------------------------------------
Australia                                $      170,511                  3.6%
Bermuda                                          61,873                  1.3%
Brazil                                           74,078                  1.6%
Canada                                          151,821                  3.2%
Cayman Islands                                   37,105                  0.8%
France                                          121,485                  2.6%
Guernsey                                          1,915                    0%
Hong Kong                                       391,298                  8.4%
Italy                                             3,205                  0.1%
Japan                                           217,999                  4.7%
Luxembourg                                        3,193                  0.1%
Netherlands                                      62,422                  1.3%
Singapore                                       201,691                  4.3%
United Kingdom                                    1,932                    0%
United States++                               3,188,974                 68.0%
--------------------------------------------------------------------------------
Total                                   $     4,689,502                  100%

++ Includes Short-Term Securities (61.1% excluding Short-Term Securities)

Schedule of Written Options - Calls
--------------------------------------------------------------------------------
       Simon Property Group, Inc.
          expires May 2009
          20 contracts
          exercise price $55.00                                       $(4,134)
--------------------------------------------------------------------------------
Total Written Options - Calls
       (Premiums received $1,960)                                     $(4,134)
================================================================================
Schedule of Written Options - Puts
       HCP, Inc.
          expires May 2009
          50 contracts
          exercise price $15.00                                         $(443)
       Public Storage
          expires May 2009
          20 contracts
          exercise price $50.00                                          (461)
       Simon Property Group, Inc.
          expires May 2009
          20 contracts
          exercise price $29.00                                          (147)
       Vornado Realty Trust
          expires May 2009
          20 contracts
          exercise price $30.00                                          (256)
--------------------------------------------------------------------------------
Total Written Options - Puts
       (Premiums received $10,850)                                    $(1,307)
================================================================================

Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange

*                 Non-income-producing security

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as April 30, 2009)

                                                         Level 1 - Quoted   Level 2 - Other Significant    Level 3 - Significant
                                                              Prices             Observable Inputs          Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser Global Real Estate Fund                       2,939,726                1,749,776                       -
----------------------------------------------------------------------------------------------------------------------------------

Other Financial Instruments(a):
----------------------------------------------------------------------------------------------------------------------------------

Janus Adviser Global Real Estate Fund                           -                     (5,441)                        -
----------------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of April 30, 2009 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Global Real Estate Fund                            $    524,030
--------------------------------------------------------------------------------

Janus Adviser Global Research Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.3%
Advertising Sales - 0.3%
               864  Lamar Advertising Co. - Class A *                                                                     $   14,602
Aerospace and Defense - 1.4%
            11,726  BAE Systems PLC                                                                                           61,663
Aerospace and Defense - Equipment - 1.2%
             1,108  United Technologies Corp.                                                                                 54,115
Agricultural Chemicals - 1.2%
               595  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                    51,462
Agricultural Operations - 0.2%
            16,000  Chaoda Modern Agriculture Holdings, Ltd.                                                                   9,116
Airlines - 1.2%
             1,854  Ryanair Holdings PLC (ADR) *                                                                              50,707
Apparel Manufacturers - 0.6%
               415  VF Corp.                                                                                                  24,597
Applications Software - 0.7%
             1,076  Citrix Systems, Inc. *                                                                                    30,698
Athletic Footwear - 0.8%
               960  Adidas A.G.                                                                                               36,198
Automotive - Cars and Light Trucks - 0.6%
               819  Bayerische Motoren Werke A.G.                                                                             28,207
Automotive - Truck Parts and Equipment - Original - 0.7%
             1,266  Autoliv, Inc.                                                                                             31,232
Batteries and Battery Systems - 0.4%
               316  Energizer Holdings, Inc. *                                                                                18,107
Beverages - Non-Alcoholic - 0.6%
               543  PepsiCo, Inc.                                                                                             27,020
Brewery - 0.9%
             1,241  Anheuser-Busch InBev N.V.                                                                                 37,872
               592  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                      2
                                                                                                                              37,874
Building - Residential and Commercial - 1.3%
               112  NVR, Inc. *                                                                                               56,601
Building Products - Cement and Aggregate - 1.1%
             1,861  CRH PLC                                                                                                   48,391
Cable Television - 1.0%
             5,799  British Sky Broadcasting Group PLC                                                                        41,286
Casino Hotels - 1.1%
             9,719  Crown, Ltd.                                                                                               48,529
Cellular Telecommunications - 0.9%
            20,936  Vodafone Group PLC                                                                                        38,444
Chemicals - Diversified - 1.1%
               981  Bayer A.G.                                                                                                48,581
Chemicals - Specialty - 1.1%
            65,000  Huabao International Holdings, Ltd.                                                                       46,034
Commercial Banks - 0.7%
             1,594  Barclays PLC                                                                                               6,484
             2,268  ICICI Bank, Ltd.                                                                                          21,832
                                                                                                                              28,316
Commercial Services - Finance - 0.5%
             1,345  Western Union Co.                                                                                         22,529
Computers - 2.4%
               535  Apple, Inc. *                                                                                             67,319
               538  Research In Motion, Ltd. (U.S. Shares) *                                                                  37,391
                                                                                                                             104,710
Computers - Peripheral Equipment - 0.7%
             2,280  Logitech International S.A. *                                                                             30,335
Consulting Services - 1.1%
             1,186  Bereau Veritas S.A.                                                                                       48,315
Consumer Products - Miscellaneous - 0.8%
               692  Kimberly-Clark Corp.                                                                                      34,005
Containers - Metal and Glass - 1.6%
             2,915  Owens-Illinois, Inc. *                                                                                    71,097
Cosmetics and Toiletries - 0.8%
               574  Colgate-Palmolive Co.                                                                                     33,866
Decision Support Software - 0.6%
             1,324  MSCI, Inc. *                                                                                              27,791
Distribution/Wholesale - 0.4%
             6,000  Li & Fung, Ltd.                                                                                           16,890
Diversified Minerals - 1.1%
             2,845  Cia Vale do Rio Doce (ADR)                                                                                46,971
Diversified Operations - 5.2%
            22,000  China Merchants Holdings International Co., Ltd.                                                          51,979
               728  Danaher Corp.                                                                                             42,544
             1,348  Illinois Tool Works, Inc.                                                                                 44,214
            21,000  Keppel Corp., Ltd.                                                                                        84,012
                                                                                                                             222,749
E-Commerce/Services - 0.5%
             1,228  eBay, Inc. *                                                                                              20,225
Electric - Generation - 0.3%
             1,851  AES Corp. *                                                                                               13,087
Electronic Components - Miscellaneous - 0.6%
             1,469  Tyco Electronics, Ltd.                                                                                    25,619
Electronic Components - Semiconductors - 0.9%
            23,026  ARM Holdings PLC                                                                                          40,412
Electronic Connectors - 0.5%
               696  Amphenol Corp. - Class A                                                                                  23,553
Electronic Measuring Instruments - 0.8%
               200  Keyence Corp.                                                                                             35,300
Engineering - Research and Development Services - 0.9%
             2,915  ABB, Ltd.                                                                                                 41,202
Enterprise Software/Services - 0.7%
             1,678  Oracle Corp.                                                                                              32,453
Fiduciary Banks - 0.4%
               294  Northern Trust Corp.                                                                                      15,982
Finance - Investment Bankers/Brokers - 2.1%
               270  Goldman Sachs Group, Inc.                                                                                 34,695
             1,068  JPMorgan Chase & Co.                                                                                      35,244
               568  Morgan Stanley                                                                                            13,428
               468  optionsXpress Holdings, Inc.                                                                               7,703
                                                                                                                              91,070
Finance - Other Services - 1.3%
               109  CME Group, Inc.                                                                                           24,127
             2,900  Hong Kong Exchanges & Clearing, Ltd.                                                                      33,349
                                                                                                                              57,476
Food - Catering - 0.4%
            31,000  FU JI Food & Catering Services Holdings, Ltd.                                                             16,398
Food - Miscellaneous/Diversified - 1.3%
               524  General Mills, Inc.                                                                                       26,562
               963  Nestle S.A.                                                                                               31,329
                                                                                                                              57,891
Food - Retail - 0.8%
             6,905  Tesco PLC                                                                                                 34,270
Hotels and Motels - 0.7%
             1,545  Starwood Hotels & Resorts Worldwide, Inc.                                                                 32,229
Independent Power Producer - 0.4%
               910  NRG Energy, Inc. *                                                                                        16,362
Internet Security - 0.8%
             2,110  Symantec Corp. *                                                                                          36,398
Machinery - General Industrial - 0.7%
            87,000  Shanghai Electric Group Co., Ltd.                                                                         31,103
Medical - Biomedical and Genetic - 4.5%
             1,239  Celgene Corp.  *                                                                                          52,929
               885  Genzyme Corp. *                                                                                           47,197
             1,042  Gilead Sciences, Inc. *                                                                                   47,724
             1,404  OSI Pharmaceuticals, Inc. *                                                                               47,132
                                                                                                                             194,982
Medical - Drugs - 4.8%
             3,257  GlaxoSmithKline PLC                                                                                       50,280
             3,236  Grifols S.A.                                                                                              56,816
             1,151  Novo Nordisk A/S                                                                                          54,623
               371  Roche Holding A.G.                                                                                        46,894
                                                                                                                             208,613
Medical Products - 2.3%
             1,484  Covidien, Ltd.                                                                                            48,942
             1,499  Hospira, Inc. *                                                                                           49,272
                                                                                                                              98,214
Multi-Line Insurance - 0.9%
               859  ACE, Ltd. (U.S. Shares)                                                                                   39,789
Multimedia - 1.5%
             2,502  News Corp. - Class A                                                                                      20,667
             6,370  WPP PLC                                                                                                   43,554
                                                                                                                              64,221
Networking Products - 1.1%
             1,422  Cisco Systems, Inc. *                                                                                     27,473
               868  Juniper Networks, Inc. *                                                                                  18,792
                                                                                                                              46,265
Oil - Field Services - 1.5%
             6,151  Acergy S.A.                                                                                               47,706
               367  Schlumberger, Ltd. (U.S. Shares)                                                                          17,979
                                                                                                                              65,685
Oil and Gas Drilling - 1.4%
             1,454  Helmerich & Payne, Inc.                                                                                   44,813
               234  Transocean, Ltd. (U.S. Shares) *                                                                          15,790
                                                                                                                              60,603
Oil Companies - Exploration and Production - 0.5%
               362  Occidental Petroleum Corp.                                                                                20,377
Oil Companies - Integrated - 4.5%
             1,204  Hess Corp.                                                                                                65,967
             2,587  Petroleo Brasileiro S.A. (ADR)                                                                            86,845
             1,612  Suncor Energy, Inc.                                                                                       40,577
                                                                                                                             193,389
Oil Field Machinery and Equipment - 1.5%
             1,079  Cameron International Corp. *                                                                             27,600
               700  National Oilwell Varco, Inc. *                                                                            21,196
             1,973  Wellstream Holdings PLC                                                                                   15,018
                                                                                                                              63,814
Physical Practice Management - 1.2%
             1,427  Mednax, Inc. *                                                                                            51,229
Pipelines - 0.2%
               207  Kinder Morgan Management LLC *                                                                             8,454
Power Converters and Power Supply Equipment - 0.3%
             3,767  JA Solar Holdings Co., Ltd. (ADR) *                                                                       13,222
Property and Casualty Insurance - 0.3%
               341  Chubb Corp.                                                                                               13,282
Real Estate Management/Services - 0.6%
             2,000  Mitsubishi Estate Co., Ltd.                                                                               26,100
Real Estate Operating/Development - 0.9%
             7,000  CapitaLand, Ltd.                                                                                          12,893
            10,000  Hang Lung Properties, Ltd.                                                                                28,197
                                                                                                                              41,090
REIT - Warehouse/Industrial - 0.4%
             2,030  ProLogis                                                                                                  18,493
Retail - Apparel and Shoe - 2.5%
             5,800  Esprit Holdings, Ltd.                                                                                     35,553
               917  Inditex S.A.                                                                                              39,126
             1,517  Ltd. Brands, Inc.                                                                                         17,324
               770  Nordstrom, Inc.                                                                                           17,425
                                                                                                                             109,428
Retail - Consumer Electronics - 0.7%
               245  Best Buy Co., Inc.                                                                                         9,403
               440  Yamada Denki Co., Ltd.                                                                                    20,305
                                                                                                                              29,708
Retail - Discount - 1.2%
               992  Wal-Mart Stores, Inc.                                                                                     49,997
Retail - Drug Store - 1.2%
             1,652  CVS Caremark Corp.                                                                                        52,501
Retail - Jewelry - 0.3%
               494  Tiffany & Co.                                                                                             14,296
Retail - Regional Department Stores - 0.9%
               819  Kohl's Corp. *                                                                                            37,142
Semiconductor Components/Integrated Circuits - 1.6%
             8,280  Atmel Corp.                                                                                               31,795
             3,326  Marvell Technology Group, Ltd. *                                                                          36,520
                                                                                                                              68,315
Semiconductor Equipment - 1.0%
             1,598  Kla-Tencor Corp.                                                                                          44,329
Soap and Cleaning Preparations - 1.0%
             1,143  Reckitt Benckiser Group PLC                                                                               45,000
Telecommunication Equipment - 1.8%
             2,638  Arris Group, Inc. *                                                                                       28,147
             2,027  CommScope, Inc. *                                                                                         50,878
                                                                                                                              79,025
Telecommunication Equipment - Fiber Optics - 0.6%
             1,760  Corning, Inc.                                                                                             25,731
Telecommunication Services - 1.3%
             1,167  Amdocs, Ltd. (U.S. Shares) *                                                                              24,424
             1,349  SAVVIS, Inc. *                                                                                            15,352
             1,745  Time Warner Telecom, Inc. - Class A *                                                                     16,037
                                                                                                                              55,813
Tobacco - 0.9%
             2,441  Altria Group, Inc.                                                                                        39,862
Toys - 1.5%
             2,438  Mattel, Inc.                                                                                              36,472
               100  Nintendo Co., Ltd.                                                                                        26,760
                                                                                                                              63,232
Transportation - Services - 2.2%
               849  C.H. Robinson Worldwide, Inc.                                                                             45,133
               949  United Parcel Service, Inc. - Class B                                                                     49,671
                                                                                                                              94,804
Web Portals/Internet Service Providers - 1.1%
                63  Google, Inc. - Class A *                                                                                  24,946
             1,470  Yahoo!, Inc. *                                                                                            21,006
                                                                                                                              45,952
Wireless Equipment - 2.7%
             1,657  Crown Castle International Corp. *                                                                        40,630
             1,218  QUALCOMM, Inc.                                                                                            51,545
             2,863  Telefonaktiebolaget L.M. Ericsson - Class B                                                               24,711
                                                                                                                             116,886
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $4,365,823)                                                                                       4,311,911
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.7%
            31,000  Janus Cash Liquidity Fund LLC, 0% (cost $31,000)                                                          31,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $4,396,823) - 100%                                                                          $4,342,911
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2009 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Australia                                          $    48,529              1.1%
Belgium                                                 37,874              0.9%
Bermuda                                                209,558              4.8%
Brazil                                                 133,817              3.1%
Canada                                                 129,429              3.0%
Cayman Islands                                          38,736              0.9%
China                                                   31,103              0.7%
Denmark                                                 54,623              1.3%
France                                                  48,315              1.1%
Germany                                                112,986              2.6%
Guernsey                                                24,425              0.6%
Hong Kong                                              113,525              2.6%
India                                                   21,832              0.5%
Ireland                                                 99,097              2.3%
Japan                                                  108,465              2.5%
Jersey                                                  43,554              1.0%
Luxembourg                                              47,706              1.1%
Netherlands Antilles                                    17,979              0.4%
Singapore                                               96,907              2.2%
Spain                                                   95,943              2.2%
Sweden                                                  24,711              0.6%
Switzerland                                            205,340              4.7%
United Kingdom                                         332,855              7.6%
United States++                                      2,265,602             52.2%
--------------------------------------------------------------------------------
Total                                              $ 4,342,911            100.0%

++ Includes Short-Term Securities (51.5% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR)strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*                 Non-income-producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009. See Significant Accounting Policies for more information.

---------------------------------------------------------------------------------------------------------------------------------
Valuation Inputs Summary
(as of April 30, 2009)
                                                Level 1 - Quoted       Level 2 - Other Significant       Level 3 - Significant
                                                Prices                 Observable Inputs                 Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
---------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Global Research Fund                   $2,532,519                       $ 1,810,392                      $ -
---------------------------------------------------------------------------------------------------------------------------------

Janus Adviser Growth and Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.9%
Aerospace and Defense - 2.8%
            30,894  BAE Systems PLC**                                                                                    $   162,460
            30,460  Boeing Co.                                                                                             1,219,923
            55,405  Empresa Brasileira de Aeronautica S.A. (ADR)                                                             898,669
             2,630  Northrop Grumman Corp.                                                                                   127,161
                                                                                                                           2,408,213
Agricultural Chemicals - 3.1%
             5,760  Monsanto Co.                                                                                             488,966
            51,155  Syngenta A.G. (ADR)**                                                                                  2,181,761
                                                                                                                           2,670,727
Applications Software - 1.2%
            23,810  Citrix Systems, Inc.*                                                                                    679,299
            16,245  Microsoft Corp.                                                                                          329,124
                                                                                                                           1,008,423
Athletic Footwear - 1.3%
            21,860  NIKE, Inc. - Class B                                                                                   1,146,994
Brewery - 5.1%
           142,745  Anheuser-Busch InBev N.V. **                                                                           4,356,191
           111,568  Anheuser-Busch InBev N.V. - VVPR Strip*, **                                                                 295
                                                                                                                           4,356,486
Cable Television - 1.0%
            36,050  DIRECTV Group, Inc.*                                                                                     891,517
Casino Hotels - 1.8%
            49,620  Crown, Ltd.                                                                                              247,765
            33,015  Wynn Resorts, Ltd.*                                                                                    1,295,179
                                                                                                                           1,542,944
Commercial Services - Finance - 1.3%
            67,760  Western Union Co.                                                                                      1,134,980
Computers - 7.5%
            27,119  Apple, Inc.*                                                                                           3,412,384
             9,740  International Business Machines Corp.                                                                  1,005,265
            28,780  Research In Motion, Ltd. (U.S. Shares)*                                                                2,000,210
                                                                                                                           6,417,859
Diversified Operations - 1.9%
           174,000  China Merchants Holdings International Co., Ltd.                                                         411,103
            15,520  Danaher Corp.                                                                                            906,989
           593,275  Melco International Development, Ltd.                                                                    291,259
                                                                                                                           1,609,351
E-Commerce/Services - 0.9%
            43,115  eBay, Inc.*                                                                                              710,104
            12,520  Liberty Media Corp. - Interactive - Class A*                                                              66,356
                                                                                                                             776,460
Electronic Components - Semiconductors - 0.7%
             8,570  Broadcom Corp. - Class A*                                                                                198,738
            19,125  Microchip Technology, Inc.                                                                               439,875
                                                                                                                             638,613
Electronic Connectors - 0.7%
            19,050  Amphenol Corp. - Class A                                                                                 644,652
Enterprise Software/Services - 4.0%
           179,310  Oracle Corp.                                                                                           3,467,855
Fiduciary Banks - 0.3%
             5,159  Northern Trust Corp.                                                                                     280,443
Finance - Investment Bankers/Brokers - 8.5%
            25,750  Charles Schwab Corp.                                                                                     475,860
            41,980  Credit Suisse Group A.G. (ADR) **                                                                      1,606,994
            19,015  Goldman Sachs Group, Inc.                                                                              2,443,428
           115,555  Morgan Stanley                                                                                         2,731,719
                                                                                                                           7,258,001
Finance - Other Services - 1.2%
            45,205  NYSE Euronext                                                                                          1,047,400
Food - Miscellaneous/Diversified - 2.6%
            68,515  Nestle S.A. **                                                                                         2,229,007
Hotels and Motels - 1.3%
            52,840  Starwood Hotels & Resorts Worldwide, Inc.                                                              1,102,242
Industrial Gases - 0.8%
             9,390  Praxair, Inc.                                                                                            700,588
Medical - Biomedical and Genetic - 2.1%
            15,090  Celgene Corp.*                                                                                           644,645
            26,170  Gilead Sciences, Inc.*                                                                                 1,198,586
                                                                                                                           1,843,231
Medical - Drugs - 7.0%
             4,615  Abbott Laboratories                                                                                      193,138
            62,425  Bristol-Myers Squibb Co.                                                                               1,198,560
            34,635  Merck & Co., Inc.                                                                                        839,552
            20,640  Roche Holding A.G. **                                                                                  2,608,873
            28,600  Wyeth                                                                                                  1,212,640
                                                                                                                           6,052,763
Medical - HMO - 2.2%
            80,770  UnitedHealth Group, Inc.                                                                               1,899,710
Medical Products - 3.2%
            28,335  Baxter International, Inc.                                                                             1,374,248
            20,955  Covidien, Ltd.                                                                                           691,096
            13,020  Johnson & Johnson                                                                                        681,727
                                                                                                                           2,747,071
Networking Products - 0.2%
             7,440  Cisco Systems, Inc.*                                                                                     143,741
Oil and Gas Drilling - 0.7%
             9,010  Transocean, Ltd. (U.S. Shares)*, **                                                                      607,995
Oil Companies - Exploration and Production - 5.6%
            63,514  EnCana Corp. (U.S. Shares)                                                                             2,904,496
            20,290  EOG Resources, Inc.                                                                                    1,288,009
            11,580  Occidental Petroleum Corp.                                                                               651,838
                                                                                                                           4,844,343
Oil Companies - Integrated - 5.7%
            43,255  ConocoPhillips                                                                                         1,773,455
            56,502  Hess Corp.                                                                                             3,095,745
                                                                                                                           4,869,200
Optical Supplies - 1.2%
            11,385  Alcon, Inc. (U.S. Shares) **                                                                           1,047,534
Power Converters and Power Supply Equipment - 0.7%
            57,985  JA Solar Holdings Co., Ltd. (ADR)*                                                                       203,527
            29,280  Suntech Power Holdings Co., Ltd. (ADR)*                                                                  437,151
                                                                                                                             640,678
Real Estate Operating/Development - 0.5%
           166,345  Hang Lung Properties, Ltd.                                                                               469,039
Retail - Apparel and Shoe - 2.1%
           288,715  Esprit Holdings, Ltd.                                                                                  1,769,779
Retail - Drug Store - 3.1%
            85,305  CVS Caremark Corp.                                                                                     2,710,993
Retail - Jewelry - 0.8%
            23,575  Tiffany & Co.                                                                                            682,261
Soap and Cleaning Preparations - 1.8%
            40,346  Reckitt Benckiser Group PLC**                                                                          1,588,413
Telecommunication Equipment - Fiber Optics - 1.9%
           112,528  Corning, Inc.                                                                                          1,645,159
Tobacco - 2.6%
            51,230  Altria Group, Inc.                                                                                       836,586
            38,150  Philip Morris International, Inc.                                                                      1,381,030
                                                                                                                           2,217,616
Toys - 1.2%
             3,995  Nintendo Co., Ltd.                                                                                     1,069,046
Wireless Equipment - 2.3%
            46,050  QUALCOMM, Inc.                                                                                         1,948,836
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $87,585,762)                                                                                     80,130,163
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 1.8%
Building - Residential and Commercial - 0.2%
$          177,000  Meritage Homes Corp., 6.2500%, 3/15/15                                                                   129,210
Casino Hotels - 0.5%
           650,000  MGM Mirage, 8.5000%, 9/15/10                                                                             469,625
Power Converters and Power Supply Equipment - 1.1%
           757,000  JA Solar Holdings Co., Ltd., 4.5000%, 5/15/13                                                            465,555
           762,000  Suntech Power Holdings Co., Ltd 3.0000%, 3/15/13 (144A)                                                  452,438
                                                                                                                             917,993
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $2,025,802)                                                                                    1,516,828
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.5%
Metal - Copper- 0.5%
             6,885  Freeport-McMoRan Copper & Gold, Inc., convertible (cost $688,500)                                        463,016
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 4.6%
                      U.S. Treasury Notes/Bonds:
        $1,451,000     3.2500%, 12/31/09                                                                                   1,478,773
           544,000     2.7500%, 7/31/10                                                                                      558,641
           721,000     1.5000%, 10/31/10                                                                                     729,224
           544,000     4.8800%, 7/31/11                                                                                      590,027
           544,000     3.3800%, 7/31/13                                                                                      579,998
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $3,851,406)                                                                          3,936,663
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.2%
           132,029  Janus Cash Liquidity Fund LLC, 0% (cost $132,029)                                                        132,029
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $94,283,499) - 100%                                                                        $86,178,699
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2008 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                         $    247,765              0.3%
Belgium                                              4,356,486              5.1%
Bermuda                                              2,460,875              2.9%
Brazil                                                 898,669              1.0%
Canada                                               4,904,705              5.7%
Cayman Islands                                       1,558,670              1.8%
Hong Kong                                            1,171,402              1.4%
Japan                                                1,069,046              1.2%
Switzerland                                         10,282,164             11.9%
United Kingdom                                       1,750,873              2.0%
United States ++                                    57,478,044             66.7%
--------------------------------------------------------------------------------
Total                                             $ 86,178,699            100.0%
                                                    ==========            ======
++ Includes Short-Term Securities (66.5% excluding Short-Term Securities)

Janus Adviser Growth & Income

Forward Currency Contracts, Open
as of April 30, 2009 (unaudited)

Currency Sold and                              Currency           Currency Value          Unrealized
Settlement Date                              Units Sold                 in U.S.$         Gain/(Loss)
-----------------------------------------------------------------------------------------------------
British Pound 5/14/09                            79,000            $     116,831          $    (648)
British Pound 6/18/09                           510,000                  754,210             (8,208)
Euro 5/14/09                                    455,000                  601,894             10,236
Euro 6/18/09                                    730,000                  965,511            (19,745)
Euro 6/25/09                                    470,000                  621,605             (9,430)
Swiss Franc 5/14/09                           1,060,000                  929,145              11,405
Swiss Franc 6/18/09                           1,440,000                1,263,007            (25,202)
-----------------------------------------------------------------------------------------------------
Total                                                             $    5,252,203        $   (41,592)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009.
See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of April 30, 2008)
                                                Level 1 - Quoted       Level 2 - Other Significant        Level 3 - Significant
                                                Prices                 Observable Inputs                  Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser Growth and Income Fund                  $59,598,830                    $ 26,579,869                         $ -

Other Financial Instruments(a):

Janus Adviser Growth and Income Fund                                                     (41,592)                           -

(a) Other Financial Instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of April 30, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                             $    16,389,523

Janus Adviser High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Bank Loans - 1.7%
Automotive - Cars and Light Trucks - 1.1%
        $1,079,096  Ford Motor Co., 0%, 12/15/13*                                                                        $   679,830
Independent Power Producer - 0.6%
           405,000  Calpine Corp., 0%, 3/29/14*                                                                              347,288
------------------------------------------------------------------------------------------------------------------------------------
Total Bank Loans (cost $810,582)                                                                                           1,027,118
------------------------------------------------------------------------------------------------------------------------------------

Corporate Bonds - 93.0%
Advertising Services - 0.8%
           154,000  Visant Holding Corp., 7.6250%, 10/1/12                                                                   149,380
           336,000  Visant Holding Corp., 8.7500%, 12/1/13                                                                   309,120
                                                                                                                             458,500
Agricultural Chemicals - 0.3%
           186,000  Mosaic Co., 7.6250%, 12/1/16 (144A)                                                                      186,930
Airlines - 0.4%
           376,000  Continental Airlines, Inc., 8.7500%, 12/1/11                                                             229,360
            56,000  UAL Corp., 4.5000%, 6/30/21                                                                               20,720
                                                                                                                             250,080
Apparel Manufacturers - 1.9%
            81,000  Hanesbrands, Inc., 5.6975%, 12/15/14 *,**                                                                 61,965
           412,000  Levi Strauss & Co., 9.7500%, 1/15/15                                                                     389,340
           431,000  Levi Strauss & Co., 8.8750%, 4/1/16                                                                      381,435
           561,000  Quiksilver, Inc., 6.8750%, 4/15/15                                                                       286,110
                                                                                                                           1,118,850
Appliances - 1.0%
           332,000  Whirlpool Corp., 8.0000%, 5/1/12                                                                         337,774
           232,000  Whirlpool Corp., 8.6000%, 5/1/14                                                                         237,716
                                                                                                                             575,490
Automotive - Cars and Light Trucks - 1.7%
         1,642,000  Ford Motor Co., 7.4500%, 7/16/31                                                                         878,470
         1,707,000  General Motors Corp., 8.3750%, 7/15/33                                                                   145,095
                                                                                                                           1,023,565
Automotive - Truck Parts and Equipment - Original - 1.4%
           165,000  Tenneco, Inc., 10.2500%, 7/15/13                                                                         102,300
           807,000  TRW Automotive, Inc., 7.0000%, 3/15/14 (144A)                                                            447,885
           581,000  TRW Automotive, Inc., 7.2500%, 3/15/17 (144A)                                                            310,835
                                                                                                                             861,020
Beverages - Non-Alcoholic - 0.6%
           142,000  Dr. Pepper Snapple Group, Inc., 6.1200%, 5/1/13                                                          141,899
            91,000  Dr. Pepper Snapple Group, Inc., 6.8200%, 5/1/18                                                           88,622
           113,000  Dr. Pepper Snapple Group, Inc., 7.4500%, 5/1/38                                                           99,744
                                                                                                                             330,265
Building - Residential and Commercial - 0.5%
           275,000  Meritage Homes Corp., 6.2500%, 3/15/15                                                                   200,750
            97,000  Ryland Group, Inc., 8.4000%, 5/15/17                                                                      95,066
                                                                                                                             295,816
Building Products - Cement and Aggregate - 0.6%
           240,000  CRH America, Inc., 5.6250%, 9/30/11                                                                      216,217
           138,000  Texas Industries, Inc., 7.2500%, 7/15/13 (144A)                                                          112,125
                                                                                                                             328,342
Building Products - Wood - 0.3%
           195,000  Masco Corp., 1.6313%, 3/12/10 *                                                                          185,888
Cable Television - 1.7%
           311,000  Kabel Deutschland, 10.6250%, 7/1/14                                                                      317,220
           681,000  Mediacom LLC/Mediacom Capital Corp., 9.5000%, 1/15/13                                                    667,380
                                                                                                                             984,600
Casino Hotels - 1.8%
           414,000  Boyd Gaming Corp., 7.1250%, 2/1/16                                                                       302,220
           884,000  Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.6250%, 12/1/14                                        746,980
                                                                                                                           1,049,200
Cellular Telecommunications - 1.4%
            55,000  Metro PCS Wireless, Inc., 9.2500%, 11/1/14 (144A)                                                         54,794
           759,000  Metro PCS Wireless, Inc., 9.2500%, 11/1/14                                                               759,949
                                                                                                                             814,743
Chemicals - Diversified - 0%
             9,000  Innophos Holdings, Inc., 9.5000%, 4/15/12 (144A)ss.                                                        6,300
Chemicals - Specialty - 1.2%
           179,000  MacDermid, Inc., 9.5000%, 4/15/17 (144A)                                                                  88,605
           529,000  Nalco Co., 7.7500%, 11/15/11                                                                             534,290
            83,000  Nalco Co., 8.8750%, 11/15/13                                                                              83,415
                                                                                                                             706,310
Coal - 0.1%
            82,000  Arch Western Finance LLC, 6.7500%, 7/1/13                                                                 71,545
Commercial Banks - 0.4%
           250,000  American Express Bank FSB, 5.5000%, 4/16/13                                                              235,068
Commercial Services - 0.4%
            83,000  Iron Mountain, Inc., 8.0000%, 6/15/20                                                                     80,095
           339,000  Live Nation Inc., 2.8750%, 7/15/27                                                                       141,109
                                                                                                                             221,204
Commercial Services - Finance - 0.3%
            31,000  Cardtronics, Inc., 9.2500%, 8/15/13                                                                       22,475
           248,000  Cardtronics, Inc., 9.2500%, 8/15/13                                                                      179,800
                                                                                                                             202,275
Computer Services - 1.4%
           625,000  SunGard Data Systems, Inc., 9.1250%, 8/15/13                                                             596,875
            85,000  SunGard Data Systems, Inc., 10.6250%, 5/15/15 (144A)                                                      81,388
           176,000  SunGard Data Systems, Inc., 10.2500%, 8/15/15                                                            153,120
                                                                                                                             831,383
Computers - Memory Devices - 0.4%
           243,000  Seagate Technology International, 10.0000%, 5/1/14 (144A)                                                239,355
Consulting Services - 0.3%
           154,000  FTI Consulting, Inc., 7.7500%, 10/1/16                                                                   156,310
Consumer Products - Miscellaneous - 1.0%
           150,000  Amscan Holdings, Inc., 8.7500%, 5/1/14                                                                   120,000
           182,000  Jarden Corp., 8.0000%, 5/1/16                                                                            177,450
           324,000  Jarden Corp., 7.5000%, 5/1/17                                                                            286,740
                                                                                                                             584,190
Containers - Metal and Glass - 0.9%
           110,000  Greif, Inc, 6.7500%, 2/1/17                                                                              101,750
           451,000  Owens-Illinois, Inc., 7.8000%, 5/15/18                                                                   438,598
                                                                                                                             540,348
Containers - Paper and Plastic - 0.8%
           109,000  Graham Packaging Co. L.P./GPC Capital Corp. I, 8.5000%, 10/15/12                                          93,740
           160,000  Graham Packaging Co. L.P./GPC Capital Corp. I, 9.8750%, 10/15/14                                         129,400
           220,000  Rock-Tenn Co., 9.2500%, 3/15/16                                                                          223,850
                                                                                                                             446,990
Cosmetics and Toiletries - 0.5%
           153,000  Chattem, Inc., 7.0000%, 3/1/14                                                                           147,645
           173,000  Chattem, Inc., 1.6250%, 5/1/14                                                                           149,861
                                                                                                                             297,506
Cruise Lines - 0.2%
           140,000  Royal Caribbean Cruises, Ltd., 8.0000%, 5/15/10                                                          137,200
Data Processing and Management - 1.1%
         1,296,000  First Data Corp., 11.2500%, 3/31/16 (144A)                                                               660,960
Direct Marketing - 0.2%
           165,000  Affinion Group, Inc., 11.5000%, 10/15/15                                                                 118,800
Distribution/Wholesale - 1.1%
            13,000  Ace Hardware Corp., 9.1250%, 6/1/16ss.                                                                    11,765
           615,000  KAR Holdings, Inc., 8.7500%, 5/1/14                                                                      405,900
           250,000  KAR Holdings, Inc., 10.0000%, 5/1/15                                                                     145,000
           152,000  Nebraska Book Co., Inc., 8.6250%, 3/15/12                                                                106,400
                                                                                                                             669,065
Diversified Financial Services - 0.5%
           419,000  GMAC LLC, 8.0000%, 11/1/31 (144A)                                                                        293,300
Diversified Operations - 1.7%
            76,000  Kansas City Southern Railway, 13.0000%, 12/15/13                                                          80,560
           468,000  Kansas City Southern Railway, 8.0000%, 6/1/15                                                            404,820
            79,000  SPX Corp., 7.6250%, 12/15/14                                                                              78,013
           143,000  Textron, Inc., 4.5000%, 5/1/13                                                                           154,619
            39,000  Tyco Electronics Group S.A., 6.0000%, 10/1/12                                                             35,553
            55,000  Tyco Electronics Group S.A., 5.9500%, 1/15/14                                                             45,522
           165,000  Tyco Electronics Group S.A., 6.5500%, 10/1/17                                                            126,990
           184,000  Tyco Electronics Group S.A., 7.1250%, 10/1/37                                                            112,216
                                                                                                                           1,038,293
Diversified Operations - Commercial Services - 1.6%
           973,000  ARAMARK Corp., 8.5000%, 2/1/15                                                                           929,215
Electric - Generation - 2.8%
           140,000  AES Corp., 9.7500%, 4/15/16 (144A)                                                                       138,600
           802,000  AES Corp., 8.0000%, 10/15/17                                                                             733,829
           305,000  Allegheny Energy Supply Co. LLC, 8.2500%, 4/15/12 (144A)                                                 308,041
           381,000  Edison Mission Energy, 7.0000%, 5/15/17                                                                  287,655
           283,000  Edison Mission Energy, 7.2000%, 5/15/19                                                                  205,883
                                                                                                                           1,674,008
Electric - Integrated - 1.9%
           440,000  CMS Energy Corp., 2.0813%, 1/15/13 *,**                                                                  348,854
           405,000  Energy Future Holdings Corp., 10.8750%, 11/1/17                                                          276,413
           856,000  Texas Competitive Electric Holdings Corp. LLC, 10.2500%, 11/1/15                                         485,780
                                                                                                                           1,111,047
Electronic Components - Semiconductors - 0.9%
            17,000  National Semiconductor Corp., 1.5700%, 6/15/10 *                                                          15,042
           330,000  National Semiconductor Corp., 6.1500%, 6/15/12                                                           297,214
           274,000  National Semiconductor Corp., 6.6000%, 6/15/17                                                           214,798
                                                                                                                             527,054
Finance - Auto Loans - 1.7%
         1,103,000  Ford Motor Credit Co. LLC, 9.7500%, 9/15/10                                                              992,749
Finance - Credit Card - 0.2%
           144,000  American Express Co., 7.0000%, 3/19/18                                                                   136,578
Finance - Investment Bankers/Brokers - 0.6%
           386,000  Citigroup, Inc., 5.5000%, 2/15/17                                                                        266,142
            94,000  Citigroup, Inc., 6.1250%, 5/15/18                                                                         78,999
                                                                                                                             345,141
Food - Meat Products - 1.1%
           129,000  JBS U.S.A. LLC/JBS U.S.A. Finance, Inc., 11.6250%, 5/1/14 (144A)                                         122,550
           195,000  National Beef Packing Co. LLC/NB Finance Corp., 10.5000%, 8/1/11                                         194,513
           134,000  Tyson Foods, Inc., 3.2500%, 10/15/13                                                                     128,808
           232,000  Tyson Foods, Inc., 7.8500%, 4/1/16                                                                       210,410
                                                                                                                             656,281
Food - Miscellaneous/Diversified - 2.8%
           154,000  Chiquita Brands International, 7.5000%, 11/1/14                                                          127,820
           151,000  Chiquita Brands International, 4.2500%, 8/15/16                                                           88,901
           685,000  Del Monte Corp., 6.7500%, 2/15/15                                                                        657,600
           198,000  Dole Food Co., Inc., 8.7500%, 7/15/13                                                                    170,280
           595,000  Dole Food Co., Inc., 13.8750%, 3/15/14 (144A)                                                            626,238
                                                                                                                           1,670,839
Food - Retail - 1.9%
            75,000  Ingles Markets, Inc., 8.8750%, due 5/15/17                                                                72,411
           202,000  Stater Brothers Holdings, 7.7500%, 4/15/15                                                               194,930
           492,000  SUPERVALU, Inc., 7.5000%, 11/15/14                                                                       477,240
           373,000  SUPERVALU, Inc., 8.0000%, 5/1/16                                                                         361,810
                                                                                                                           1,106,391
Gambling - Non-Hotel - 0.7%
            77,000  Isle of Capri Casinos, Inc., 7.0000%, 3/1/14                                                              58,520
           276,000  Pinnacle Entertainment, Inc., 8.2500%, 3/15/12                                                           269,100
            41,000  Pinnacle Entertainment, Inc., 8.7500%, 10/1/13                                                            39,565
            51,000  Pokagon Gaming Authority, 10.3750%, 6/15/14 (144A)                                                        47,175
                                                                                                                             414,360
Hotels and Motels - 0.8%
           520,000  Starwood Hotels & Resorts Worldwide, Inc., 6.2500%, 2/15/13                                              478,400
Independent Power Producer - 3.1%
             6,000  AES China Generating Co., Ltd., 8.2500%, 6/26/10                                                           5,283
           783,000  NRG Energy, Inc., 7.3250%, 2/1/16                                                                        753,638
           740,000  Reliant Energy, Inc., 7.6250%, 6/15/14                                                                   667,850
           500,000  Reliant Energy, Inc., 7.8750%, 6/15/17                                                                   446,250
                                                                                                                           1,873,021
Machine Tools and Related Products - 0.1%
           110,000  Thermadyne Holdings Corp., 9.5000%, 2/1/14 *                                                              71,913
Medical - Hospitals - 4.4%
           564,000  CHS/Community Health Systems, Inc., 8.8750%, 7/15/15                                                     561,180
           416,000  HCA, Inc., 7.8750%, 2/1/11                                                                               407,680
         1,293,000  HCA, Inc., 9.2500%, 11/15/16 (144A)                                                                    1,280,069
            69,000  HCA, Inc., 9.8750%, 2/15/17                                                                               69,000
           118,000  HCA, Inc., 8.5000%, 4/15/19 (144A)                                                                       118,738
            72,000  Tenet Healthcare Corp., 7.3750%, 2/1/13                                                                   65,880
            96,000  Tenet Healthcare Corp., 9.2500%, 2/1/15                                                                   88,800
                                                                                                                           2,591,347
Medical - Outpatient and Home Medical Care - 0.1%
            40,000  National Mentor Holdings, Inc., 11.2500%, 7/1/14                                                          35,200
Medical Products - 0.5%
           334,000  Biomet, Inc., 11.6250%, 10/15/17                                                                         323,980
Metal - Copper - 1.8%
           548,000  Freeport-McMoRan Copper & Gold, Inc., 8.2500%, 4/1/15                                                    539,780
           556,000  Freeport-McMoRan Copper & Gold, Inc., 8.3750%, 4/1/17                                                    544,880
                                                                                                                           1,084,660
Office Automation and Equipment - 0.3%
            95,000  Xerox Corp., 6.8750%, 8/15/11                                                                             95,283
           125,000  Xerox Corp., 6.3500%, 5/15/18                                                                            101,250
                                                                                                                             196,533
Oil Companies - Exploration and Production - 3.5%
           144,000  Cimarex Energy Co., 7.1250%, 5/1/17                                                                      127,440
            24,000  Encore Acquisition Co., 6.2500%, 4/15/14                                                                  20,280
           158,000  Forest Oil Corp., 8.0000%, 12/15/11                                                                      155,235
            71,000  Forest Oil Corp., 8.5000%, 2/15/14 (144A)                                                                 68,870
           140,000  Forest Oil Corp., 7.7500%, 5/1/14                                                                        131,950
            66,000  Forest Oil Corp., 7.2500%, 6/15/19 (144A)                                                                 54,945
           579,000  Forest Oil Corp., 7.2500%, 6/15/19                                                                       482,017
            55,000  Hilcorp Energy I L.P./Hilcorp Finance Co., 9.0000%, 6/1/16 (144A)                                         47,025
           416,000  PetroHawk Energy Corp., 9.1250%, 7/15/13                                                                 407,680
            53,000  Plains Exploration & Production Co., 7.7500%, 6/15/15                                                     48,495
           575,000  Quicksilver Resources, Inc., 8.2500%, 8/1/15                                                             468,624
            85,000  Range Resources Corp., 7.3750%, 7/15/13                                                                   83,088
                                                                                                                           2,095,649
Oil Field Machinery and Equipment - 0.1%
            92,000  Dresser-Rand Group, Inc., 7.3750%, 11/1/14                                                                81,880
Oil Refining and Marketing - 0.7%
           410,000  Frontier Oil Corp., 8.5000%, 9/15/16                                                                     405,900
Paper and Related Products - 1.3%
            18,000  Boise Cascade LLC, 7.1250%, 10/15/14                                                                       7,965
            22,000  Georgia-Pacific LLC, 8.2500%, 5/1/16 (144A)                                                               22,000
           794,000  Georgia-Pacific LLC, 7.1250%, 1/15/17 (144A)                                                             750,330
                                                                                                                             780,295
Physical Therapy and Rehabilitation Centers - 1.1%
           647,000  HealthSouth Corp., 10.7500%, 6/15/16                                                                     659,940
Pipelines - 3.4%
           138,000  Dynegy Holdings, Inc., 7.5000%, 6/1/15                                                                   108,330
           428,000  Dynegy Holdings, Inc., 8.3750%, 5/1/16                                                                   342,400
            74,000  El Paso Corp., 12.0000%, 12/12/13                                                                         79,920
            27,000  El Paso Corp., 8.2500%, 2/15/16                                                                           26,325
           764,000  El Paso Corp., 7.0000%, 6/15/17                                                                          686,405
           436,000  Kinder Morgan Finance Co., 5.3500%, 1/5/11                                                               424,010
           248,000  Kinder Morgan Finance Co., 5.7000%, 1/5/16                                                               215,140
           162,000  Tennessee Gas Pipelines Co., 8.0000%, 2/1/16 (144A)                                                      165,240
                                                                                                                           2,047,770
Publishing - Books - 0.3%
           180,000  Cengage Learning Acquisitions, Inc., 10.5000%, 1/15/15 (144A)                                            122,400
           115,000  Cengage Learning Acquisitions, Inc., 0%, 7/15/15 (144A)                                                   56,350
                                                                                                                             178,750
Publishing - Newspapers - 0.6%
           440,000  Block Communications, Inc., 8.2500%, 12/15/15 (144A)                                                     365,200
Publishing - Periodicals - 0.7%
             9,000  Medimedia USA, Inc., 11.3750%, 11/15/14 (144A)ss.                                                          5,850
           120,000  Nielsen Finance LLC, 11.6250%, 2/1/14 (144A)                                                             118,800
           315,000  Nielsen Finance LLC, 11.5000%, 5/1/16 (144A)                                                             297,675
                                                                                                                             422,325
REIT - Health Care - 0.5%
           152,000  Senior Housing Properties Trust, 8.6250%, 1/15/12                                                        145,920
           168,000  Ventas Realty LP/Ventas Capital Corp, 0%, 6/4/09                                                         149,520
                                                                                                                             295,440
REIT - Regional Malls - 0.2%
            92,000  Simon Property Group L.P., 10.3500%, 4/1/19                                                               96,027
REIT - Warehouse/Industrial - 0.2%
           205,000  ProLogis, 6.6250%, 5/15/18                                                                               133,782
Rental Auto/Equipment - 0.2%
           138,000  Hertz Corp., 8.8750%, 1/1/14                                                                             106,950
Resorts and Theme Parks - 0.4%
           278,000  Vail Resorts, Inc., 6.7500%, 2/15/14                                                                     250,200
Retail - Apparel and Shoe - 1.4%
           671,000  Burlington Coat Factory, 11.1250%, 4/15/14                                                               468,023
            79,000  Ltd. Brands, Inc., 6.9000%, 7/15/17                                                                       65,618
           422,000  Ltd. Brands, Inc., 7.6000%, 7/15/37                                                                      277,140
                                                                                                                             810,781
Retail - Computer Equipment - 0.5%
           303,000  GameStop Corp., 8.0000%, 10/1/12                                                                         307,545
Retail - Hypermarkets - 0.3%
           154,000  New Albertsons, Inc., 8.3500%, 5/1/10                                                                    157,273
Retail - Miscellaneous/Diversified - 0.1%
            83,000  Eye Care Centers of America, Inc., 10.7500%, 2/15/15                                                      77,190
Retail - Perfume and Cosmetics - 1.7%
           465,000  Sally Holdings LLC/Sally Capital, Inc., 9.2500%, 11/15/14                                                465,000
           575,000  Sally Holdings LLC/Sally Capital, Inc., 10.5000%, 11/15/16                                               554,875
                                                                                                                           1,019,875
Retail - Propane Distribution - 2.1%
           710,000  Amerigas Partners L.P., 7.2500%, 5/20/15                                                                 694,025
           473,000  Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp., 8.7500%, 6/15/12                           432,795
           157,000  Ferrellgas Escrow LLC / Ferrellgas Finance Escrow Corp., 6.7500%, 5/1/14                                 141,693
                                                                                                                           1,268,513
Retail - Regional Department Stores - 0.5%
           314,000  JC Penney Co., Inc., 9.0000%, 8/1/12                                                                     314,951
Retail - Restaurants - 0.5%
           167,000  Denny's Holdings, Inc., 10.0000%, 10/1/12                                                                155,728
           163,000  Landry's Restaurants, Inc., 14.0000%, 8/15/11 (144A)ss.                                                  154,850
                                                                                                                             310,578
Retail - Vitamins/Nutritional Supplement - 0%
            36,000  General Nutrition Centers, Inc., 6.4000%, 3/15/14 *,**                                                    27,360
Rubber - Tires - 0.8%
           295,000  Goodyear Tire & Rubber Co., 7.8570%, 8/15/11                                                             274,350
           223,000  Goodyear Tire & Rubber Co., 9.0000%, 7/1/15                                                              202,930
                                                                                                                             477,280
Satellite Telecommunications - 1.4%
           707,000  Intelsat Jackson Holdings, Ltd., 11.2500%, 6/15/16                                                       722,908
            83,000  Intelsat Subsidiary Holding Co., Ltd., 8.8750%, 1/15/15 (144A)                                            81,755
                                                                                                                             804,663
Schools - 0.4%
           217,000  Education Management LLC, 10.2500%, 6/1/16                                                               208,320
Seismic Data Collection - 0.1%
           110,000  Cie Generale de Geophysique-Veritas, 7.7500%, 5/15/17                                                     88,000
Special Purpose Entity - 9.0%
         5,090,360  CDX North America High Yield, 8.8750%, 6/29/13 (144A)                                                  4,428,612
            70,000  Fresenius U.S. Finance II, Inc., 9.0000%, 7/15/15 (144A)                                                  74,200
           192,000  LBI Media, Inc., 8.5000%, 8/1/17 (144A)                                                                   59,520
           120,000  NSG Holdings LLC/NSG Holdings, Inc., 7.7500%, 12/15/25 (144A)                                             93,600
           910,000  Petroplus Finance, Ltd., 7.0000%, 5/1/17 (144A)                                                          732,550
                                                                                                                           5,388,482
Steel - Producers - 1.3%
           143,000  ArcelorMittal, 5.0000%, 5/15/14                                                                          143,000
           185,000  Reliance Steel & Aluminum Co., 6.2000%, 11/15/16                                                         142,579
            83,000  Steel Dynamics, Inc., 7.3750%, 11/1/12                                                                    74,078
           526,000  Steel Dynamics, Inc., 8.2500%, 4/15/16 (144A)                                                            415,540
                                                                                                                             775,197
Telecommunication Services - 0.9%
           190,000  Qwest Corp., 8.3750%, 5/1/16 (144A)                                                                      189,050
           331,000  Time Warner Telecom Holdings, Inc., 9.2500%, 2/15/14                                                     331,828
                                                                                                                             520,878
Telephone - Integrated - 3.5%
           459,000  Cincinnati Bell, Inc., 8.3750%, 1/15/14                                                                  453,262
           227,000  Frontier Communications Corp., 8.2500%, 5/1/14                                                           223,028
           238,000  Level 3 Financing, Inc., 8.7500%, 2/15/17                                                                168,980
           640,000  Qwest Communications International, Inc., 7.2500%, 2/15/11                                               630,399
           170,000  Sprint Capital Corp., 8.3750%, 3/15/12                                                                   162,988
           210,000  Sprint Nextel Corp., 6.0000%, 12/1/16                                                                    174,300
           262,000  Virgin Media Finance PLC, 9.1250%, 8/15/16                                                               258,070
                                                                                                                           2,071,027
Textile - Home Furnishings - 0.1%
            45,000  Mohawk Industries, Inc., 6.2500%, 1/15/11                                                                 42,647
Transportation - Marine - 0.4%
           320,000  Ship Finance International, Ltd., 8.5000%, 12/15/13                                                      232,000
Transportation - Railroad - 0.4%
            88,000  Kansas City Southern de Mexico S.A. de C.V., 9.3750%, 5/1/12                                              80,520
           227,000  Kansas City Southern de Mexico S.A. de C.V., 7.6250%, 12/1/13                                            186,140
                                                                                                                             266,660
Transportation - Services - 0.1%
            46,000  Bristow Group, Inc., 6.1250%, 6/15/13                                                                     39,560
Transportation - Truck - 0.1%
           175,000  Swift Transportation Co., 12.5000%, 5/15/17 (144A)ss.                                                     55,125
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $53,264,557)                                                                                  55,322,421
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.3%
Metal - Copper - 0.3%
             2,355  Freeport-McMoRan Copper & Gold, Inc., convertible, 6.7500% (cost $133,840)                               158,374
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 5.0%
         2,978,716  Janus Cash Liquidity Fund LLC, 0% (cost $2,978,716)                                                    2,978,716

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $57,187,695) - 100%                                                                        $59,486,629
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2009 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                         $    1,774,496              3.0%
Canada                                                 639,150              1.1%
Cayman Islands                                         239,355              0.4%
France                                                  88,000              0.2%
Germany                                                317,220              0.5%
Liberia                                                137,200              0.2%
Luxembourg                                             463,282              0.8%
Mexico                                                 266,660              0.4%
United Kingdom                                         258,070              0.4%
United States++                                     55,303,196             93.0%
--------------------------------------------------------------------------------
Total                                          $    59,486,629            100.0%

++ Includes Short-Term Securities (88.0% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC               Public Limited Company

REIT              Real Estate Investment Trust

*                 Rate is subject to change.  Rate shown reflects current rate.

**                Security is illiquid.

ss. Schedule of Restricted and Illiquid Securities (as of April 30, 2009)

                                                                Acquisition       Acquisition                    Value as a % of
                                                                    Date              Cost         Value      Investment Securities
------------------------------------------------------------------------------------------------------------------------------------
Ace Hardware Corp., 9.1250%, 6/1/16                                5/8/08             $ 12,818      $ 11,765                   0.0%
Innophos Holdings, Inc., 9.5000%
      4/15/12 (144A)                                         4/11/07 - 11/19/07          8,985         6,300                   0.0%
Landry's Restaurants, Inc., 14.0000%, 8/15/11 (144A)              4/21/09              144,255       154,850                   0.3%
Medimedia USA, Inc., 11.3750%
      11/15/14 (144A)                                        11/1/06 - 11/2/06           9,150         5,850                   0.0%

Swift Transportation Co., 12.5000%, 5/15/17 (144A)           4/17/09 - 4/29/09          52,365        55,125                   0.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      $227,573      $233,890                   0.4%
====================================================================================================================================

The Fund has registration rights for certain restricted securities held as of April 30, 2009. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of April 30, 2009)

                                                Level 1 - Quoted       Level 2 - Other Significant       Level 3 - Significant
                                                Prices                 Observable Inputs                 Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser High-Yield Fund                                 -                       $59,486,629                        -
---------------------------------------------------------------------------------------------------------------------------------

Janus Adviser INTECH Risk-Managed Core Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.5%
Aerospace and Defense - 0.8%
             1,100  Boeing Co.                                                                                           $    44,055
               800  General Dynamics Corp.                                                                                    41,336
             6,500  Lockheed Martin Corp.                                                                                    510,445
                                                                                                                             595,836
Aerospace and Defense - Equipment - 0.1%
             1,600  United Technologies Corp.                                                                                 78,144
Agricultural Chemicals - 0.1%
             1,000  Monsanto Co.                                                                                              84,890
Airlines - 0.4%
            37,800  Southwest Airlines Co.                                                                                   263,844
Apparel Manufacturers - 0.5%
               400  Coach, Inc.                                                                                                9,800
             2,600  Polo Ralph Lauren Corp.                                                                                  139,984
             3,900  VF Corp.                                                                                                 231,153
                                                                                                                             380,937
Appliances - 0%
               100  Whirlpool Corp.                                                                                            4,516
Applications Software - 0.9%
               600  Citrix Systems, Inc. *                                                                                    17,118
            14,300  Compuware Corp. *                                                                                        106,964
             8,800  Intuit, Inc. *                                                                                           203,544
            14,000  Microsoft Corp.                                                                                          283,640
                                                                                                                             611,266
Athletic Footwear - 0.1%
             1,000  NIKE, Inc. - Class B                                                                                      52,470
Audio and Video Products - 0%
               900  Harman International Industries, Inc.                                                                     16,371
Automotive - Cars and Light Trucks - 0%
             3,500  Ford Motor Co. *                                                                                          20,930
Automotive - Medium and Heavy Duty Trucks - 0%
               550  PACCAR, Inc.                                                                                              19,492
Automotive - Truck Parts and Equipment - Original - 0.1%
             1,900  Johnson Controls, Inc.                                                                                    36,119
Beverages - Non-Alcoholic - 2.1%
            16,600  Coca-Cola Co.                                                                                            714,630
             2,300  Dr. Pepper Snapple Group, Inc. *                                                                          47,633
             1,100  Pepsi Bottling Group, Inc.                                                                                34,397
            13,800  PepsiCo, Inc.                                                                                            686,688
                                                                                                                           1,483,348
Beverages - Wine and Spirits - 0.6%
             5,725  Brown-Forman Corp. - Class B                                                                             266,213
            14,000  Constellation Brands, Inc. - Class A*                                                                    162,260
                                                                                                                             428,473
Building - Residential and Commercial - 0.2%
             2,200  Centex Corp.                                                                                              24,068
             5,300  Lennar Corp. - Class A                                                                                    51,622
             5,100  Pulte Homes, Inc.                                                                                         58,701
                                                                                                                             134,391
Cable Television - 1.6%
            64,500  Comcast Corp. - Class A                                                                                  997,170
             6,000  DIRECTV Group, Inc. *                                                                                    148,380
               184  Time Warner Cable, Inc. - Class A *                                                                        5,930
                                                                                                                           1,151,480
Casino Hotels - 0%
               500  Wynn Resorts, Ltd. *                                                                                      19,615
Chemicals - Diversified - 0.7%
             5,200  E.I. du Pont de Nemours & Co.                                                                            145,080
             8,600  PPG Industries, Inc.                                                                                     378,830
                                                                                                                             523,910
Chemicals - Specialty - 0.1%
             2,100  Ecolab, Inc.                                                                                              80,955
               400  International Flavors & Fragrances, Inc.                                                                  12,480
               100  Sigma-Aldrich Corp.                                                                                        4,384
                                                                                                                              97,819
Coal - 0.5%
             2,700  Consol Energy, Inc.                                                                                       84,456
             5,000  Massey Energy Co.                                                                                         79,550
             6,100  Peabody Energy Corp.                                                                                     160,979
                                                                                                                             324,985
Coatings and Paint Products - 0.3%
             3,700  Sherwin-Williams Co.                                                                                     209,568
Commercial Banks - 0.7%
            12,200  BB&T Corp.                                                                                               284,748
             4,072  First Horizon National Corp.                                                                              46,869
             1,800  M&T Bank Corp.                                                                                            94,410
             1,200  Zions Bancorporation                                                                                      13,116
                                                                                                                             439,143
Commercial Services - 0%
               700  Iron Mountain, Inc. *                                                                                     19,943
Commercial Services - Finance - 1.9%
            16,700  Automatic Data Processing, Inc.                                                                          587,840
            25,400  H&R Block, Inc.                                                                                          384,556
             5,400  Moody's Corp.                                                                                            159,408
             5,300  Paychex, Inc.                                                                                            143,153
             3,800  Western Union Co.                                                                                         63,650
                                                                                                                           1,338,607
Computer Aided Design - 0%
               800  Autodesk, Inc. *                                                                                          15,952
Computer Services - 0.7%
             3,300  Affiliated Computer Services, Inc. - Class A*                                                            159,654
             1,400  Cognizant Technology Solutions Corp. *                                                                    34,706
             7,100  Computer Sciences Corp. *                                                                                262,416
                                                                                                                             456,776
Computers - 4.2%
             4,700  Apple, Inc. *                                                                                            591,401
            14,900  Dell, Inc. *                                                                                             173,138
            27,300  Hewlett-Packard Co.                                                                                      982,254
            12,000  International Business Machines Corp.                                                                  1,238,520
             2,300  Sun Microsystems, Inc. *                                                                                  21,068
                                                                                                                           3,006,381
Computers - Memory Devices - 0.3%
             4,200  EMC Corp. *                                                                                               52,626
             1,800  NetApp, Inc. *                                                                                            32,940
             6,400  SanDisk Corp. *                                                                                          100,608
                                                                                                                             186,174
Computers - Peripheral Equipment - 0%
             1,600  Lexmark International, Inc. - Class A*                                                                    31,392
Consumer Products - Miscellaneous - 0.7%
             6,600  Clorox Co.                                                                                               369,930
             1,900  Kimberly-Clark Corp.                                                                                      93,366
                                                                                                                             463,296
Containers - Metal and Glass - 0.1%
             2,200  Ball Corp.                                                                                                82,984
Containers - Paper and Plastic - 0.3%
             6,800  Bemis Co., Inc.                                                                                          163,472
             1,400  Pactiv Corp. *                                                                                            30,604
                                                                                                                             194,076
Cosmetics and Toiletries - 3.0%
               100  Avon Products, Inc.                                                                                        2,276
             5,100  Colgate-Palmolive Co.                                                                                    300,900
             4,200  Estee Lauder Companies, Inc. - Class A                                                                   125,580
            34,788  Procter & Gamble Co.                                                                                   1,719,919
                                                                                                                           2,148,675
Data Processing and Management - 0.3%
             2,500  Dun & Bradstreet Corp.                                                                                   203,500
Dental Supplies and Equipment - 0.1%
             2,800  Dentsply International, Inc.                                                                              80,136
Dialysis Centers - 0.4%
             6,600  DaVita, Inc. *                                                                                           306,042
Distribution/Wholesale - 1.1%
             7,100  Fastenal Co.                                                                                             272,356
             5,600  Genuine Parts Co.                                                                                        190,176
             3,500  W.W. Grainger, Inc.                                                                                      293,580
                                                                                                                             756,112
Diversified Operations - 5.0%
             4,500  3M Co.                                                                                                   259,200
             7,000  Cooper Industries, Ltd. - Class A                                                                        229,530
            10,500  Dover Corp.                                                                                              323,190
           164,400  General Electric Co.                                                                                   2,079,660
             4,300  Illinois Tool Works, Inc.                                                                                141,040
               792  Ingersoll-Rand Co. - Class A                                                                              17,242
             4,000  ITT Corp.                                                                                                164,040
            11,100  Leggett & Platt, Inc.                                                                                    159,396
             8,100  Leucadia National Corp.                                                                                  171,963
                                                                                                                           3,545,261
E-Commerce/Products - 0.3%
             2,900  Amazon.com, Inc. *                                                                                       233,508
Electric - Integrated - 3.5%
             3,800  Ameren Corp.                                                                                              87,476
            13,400  Consolidated Edison, Inc.                                                                                497,542
               500  Dominion Resources, Inc.                                                                                  15,080
             7,000  DTE Energy Co.                                                                                           206,990
             1,400  Duke Energy Corp.                                                                                         19,334
             2,900  Entergy Corp.                                                                                            187,833
             2,700  FirstEnergy Corp.                                                                                        110,430
             2,800  FPL Group, Inc.                                                                                          150,612
             4,000  Integrys Energy Group, Inc.                                                                              105,640
             4,600  Northeast Utilities                                                                                       96,692
             7,700  PG&E Corp.                                                                                               285,824
             4,400  Pinnacle West Capital Corp.                                                                              120,472
             5,800  PPL Corp.                                                                                                173,478
             5,500  Progress Energy, Inc.                                                                                    187,660
               300  Public Service Enterprise Group, Inc.                                                                      8,952
             2,000  SCANA Corp.                                                                                               60,440
             2,900  Southern Co.                                                                                              83,752
             5,800  TECO Energy, Inc.                                                                                         61,422
               600  Wisconsin Energy Corp.                                                                                    23,976
             1,200  Xcel Energy, Inc.                                                                                         22,128
                                                                                                                           2,505,733
Electric Products - Miscellaneous - 0.2%
             6,400  Molex, Inc.                                                                                              106,688
Electronic Components - Miscellaneous - 0.1%
             7,600  Jabil Circuit, Inc.                                                                                       61,560
Electronic Components - Semiconductors - 2.0%
             7,200  Advanced Micro Devices, Inc.                                                                              25,992
            18,200  Altera Corp.                                                                                             296,842
             9,500  Broadcom Corp. - Class A*                                                                                220,305
            14,600  Intel Corp.                                                                                              230,388
             3,300  Microchip Technology, Inc.                                                                                75,900
            12,100  Micron Technology, Inc. *                                                                                 59,048
            10,900  National Semiconductor Corp.                                                                             134,833
             8,600  Nvidia Corp. *                                                                                            98,728
               900  QLogic Corp. *                                                                                            12,762
            11,900  Xilinx, Inc.                                                                                             243,236
                                                                                                                           1,398,034
Electronic Connectors - 0%
               800  Amphenol Corp. - Class A                                                                                  27,072
Electronic Forms - 0.1%
             3,700  Adobe Systems, Inc. *                                                                                    101,195
Electronic Measuring Instruments - 0.1%
             1,800  Agilent Technologies, Inc. *                                                                              32,868
               600  FLIR Systems, Inc. *                                                                                      13,308
                                                                                                                              46,176
Engineering - Research and Development Services - 0.3%
             5,800  Fluor Corp.                                                                                              219,646
               400  Jacobs Engineering Group, Inc. *                                                                          15,216
                                                                                                                             234,862
Engines - Internal Combustion - 0.4%
             7,900  Cummins, Inc.                                                                                            268,600
Enterprise Software/Services - 1.1%
            39,335  Oracle Corp.                                                                                             760,739
Fiduciary Banks - 0.3%
             1,400  Bank of New York Mellon Corp.                                                                             35,672
             2,200  Northern Trust Corp.                                                                                     119,592
             1,100  State Street Corp.                                                                                        37,543
                                                                                                                             192,807
Filtration and Separations Products - 0%
               100  Pall Corp.                                                                                                 2,641
Finance - Consumer Loans - 0.2%
            22,400  SLM Corp. *                                                                                              108,192
Finance - Credit Card - 0.2%
             1,000  American Express Co.                                                                                      25,220
            17,700  Discover Financial Services                                                                              143,901
                                                                                                                             169,121
Finance - Investment Bankers/Brokers - 1.3%
             7,200  Charles Schwab Corp.                                                                                     133,056
             6,100  Citigroup, Inc.                                                                                           18,605
               600  Goldman Sachs Group, Inc.                                                                                 77,100
            13,086  JPMorgan Chase & Co.                                                                                     431,838
             9,400  Morgan Stanley                                                                                           222,216
                                                                                                                             882,815
Finance - Other Services - 0.3%
               300  CME Group, Inc.                                                                                           66,405
               300  IntercontinentalExchange, Inc. *                                                                          26,280
             2,100  Nasdaq Stock Market, Inc. *                                                                               40,383
             2,000  NYSE Euronext                                                                                             46,340
                                                                                                                             179,408
Financial Guarantee Insurance - 0%
             3,900  MBIA, Inc. *                                                                                              18,447
Food - Confectionery - 1.0%
            10,800  Hershey Co.                                                                                              390,312
             7,400  J.M. Smucker Co.                                                                                         291,560
                                                                                                                             681,872
Food - Dairy Products - 0.1%
             1,800  Dean Foods Co. *                                                                                          37,260
Food - Meat Products - 0.1%
               600  Hormel Foods Corp.                                                                                        18,774
             6,500  Tyson Foods, Inc. - Class A                                                                               68,510
                                                                                                                              87,284
Food - Miscellaneous/Diversified - 3.9%
            14,500  Campbell Soup Co.                                                                                        372,940
            11,500  General Mills, Inc.                                                                                      582,935
            18,900  H.J. Heinz Co.                                                                                           650,538
            15,000  Kellogg Co.                                                                                              631,650
            16,500  Kraft Foods, Inc. - Class A                                                                              386,100
             2,100  McCormick & Co., Inc.                                                                                     61,845
            11,100  Sara Lee Corp.                                                                                            92,352
                                                                                                                           2,778,360
Food - Retail - 1.2%
            38,200  Kroger Co.                                                                                               825,884
Food - Wholesale/Distribution - 0.5%
            14,500  Sysco Corp.                                                                                              338,285
Forestry - 0.1%
             1,100  Plum Creek Timber Co., Inc.                                                                               37,972
Gas - Distribution - 0.1%
             3,100  Nicor, Inc.                                                                                               99,634
Hazardous Waste Disposal - 0.1%
             1,700  Stericycle, Inc. *                                                                                        80,036
Hotels and Motels - 0%
             2,000  Wyndham Worldwide Corp.                                                                                   23,360
Human Resources - 0%
             1,200  Robert Half International, Inc.                                                                           28,824
Industrial Gases - 0.1%
               700  Praxair, Inc.                                                                                             52,227
Instruments - Scientific - 0.3%
             1,000  PerkinElmer, Inc.                                                                                         14,570
             5,100  Thermo Fisher Scientific, Inc. *                                                                         178,908
                                                                                                                             193,478
Insurance Brokers - 0.5%
            16,600  Marsh & McLennan Companies, Inc.                                                                         350,094
Internet Infrastructure Software - 0%
             1,000  Akamai Technologies, Inc. *                                                                               22,020
Internet Security - 0.5%
             1,000  McAfee, Inc. *                                                                                            37,540
            17,300  Symantec Corp. *                                                                                         298,425
                                                                                                                             335,965
Investment Management and Advisory Services - 0.3%
               800  Ameriprise Financial, Inc.                                                                                21,080
               800  Federated Investors, Inc. - Class B                                                                       18,304
             1,000  Franklin Resources, Inc.                                                                                  60,480
             2,500  Invesco, Ltd.                                                                                             36,800
               800  Legg Mason, Inc.                                                                                          16,056
             2,300  T. Rowe Price Group, Inc.                                                                                 88,596
                                                                                                                             241,316
Life and Health Insurance - 0.6%
             1,000  AFLAC, Inc.                                                                                               28,890
            13,500  Lincoln National Corp.                                                                                   151,740
             1,600  Principal Financial Group, Inc.                                                                           26,144
             5,300  Prudential Financial, Inc.                                                                               153,064
               700  Torchmark Corp.                                                                                           20,531
             4,400  Unum Group                                                                                                71,896
                                                                                                                             452,265
Linen Supply and Related Items - 0.1%
             3,700  Cintas Corp.                                                                                              94,942
Machinery - Construction and Mining - 0.9%
            17,700  Caterpillar, Inc.                                                                                        629,766
Machinery - Pumps - 0%
               400  Flowserve Corp.                                                                                           27,160
Medical - Biomedical and Genetic - 1.4%
             6,300  Amgen, Inc.                                                                                              305,361
            11,000  Celgene Corp. *                                                                                          469,920
             1,000  Genzyme Corp. *                                                                                           53,330
             3,900  Gilead Sciences, Inc. *                                                                                  178,620
                                                                                                                           1,007,231
Medical - Drugs - 4.4%
            18,500  Abbott Laboratories                                                                                      774,225
               400  Allergan, Inc.                                                                                            18,664
            28,200  Bristol-Myers Squibb Co.                                                                                 541,440
             3,200  Cephalon, Inc. *                                                                                         209,952
               900  Eli Lilly & Co.                                                                                           29,628
            14,200  King Pharmaceuticals, Inc. *                                                                             111,896
            17,400  Merck & Co., Inc.                                                                                        421,776
            40,100  Pfizer, Inc.                                                                                             535,736
            10,000  Schering-Plough Corp.                                                                                    230,200
             5,500  Wyeth                                                                                                    233,200
                                                                                                                           3,106,717
Medical - Generic Drugs - 0.1%
             2,300  Mylan, Inc. *                                                                                             30,475
               200  Watson Pharmaceuticals, Inc. *                                                                             6,188
                                                                                                                              36,663
Medical - HMO - 0.4%
             1,100  CIGNA Corp.                                                                                               21,681
             2,300  Humana, Inc. *                                                                                            66,194
             1,700  UnitedHealth Group, Inc.                                                                                  39,984
             3,600  WellPoint, Inc. *                                                                                        153,936
                                                                                                                             281,795
Medical - Wholesale Drug Distributors - 0%
               900  Cardinal Health, Inc.                                                                                     30,411
Medical Information Systems - 0.2%
            12,200  IMS Health, Inc.                                                                                         153,232
Medical Instruments - 0.1%
             4,400  Boston Scientific Corp. *                                                                                 37,004
             1,500  Medtronic, Inc.                                                                                           48,000
                                                                                                                              85,004
Medical Labs and Testing Services - 0.7%
             9,300  Quest Diagnostics, Inc.                                                                                  477,369
Medical Products - 4.0%
            12,100  Baxter International, Inc.                                                                               586,850
            10,300  Covidien, Ltd.                                                                                           339,694
            33,700  Johnson & Johnson                                                                                      1,764,532
             2,500  Stryker Corp.                                                                                             96,775
             2,200  Varian Medical Systems, Inc. *                                                                            73,414
                                                                                                                           2,861,265
Metal - Aluminum - 0%
               600  Alcoa, Inc.                                                                                                5,442
Metal - Copper - 0.1%
             1,100  Freeport-McMoRan Copper & Gold, Inc. - Class B                                                            46,915
Metal Processors and Fabricators - 0%
               100  Precision Castparts Corp.                                                                                  7,486
Motorcycle and Motor Scooter Manufacturing - 0.1%
             3,300  Harley-Davidson, Inc.                                                                                     73,128
Multi-Line Insurance - 1.4%
               700  Allstate Corp.                                                                                            16,331
             1,700  Cincinnati Financial Corp.                                                                                40,715
            13,900  Hartford Financial Services Group, Inc.                                                                  159,433
            23,000  Loews Corp.                                                                                              572,470
             4,500  MetLife, Inc.                                                                                            133,875
             3,200  XL Capital, Ltd. - Class A                                                                                30,432
                                                                                                                             953,256
Multimedia - 0.9%
             5,600  McGraw-Hill Companies, Inc.                                                                              168,840
               733  Time Warner, Inc.                                                                                         16,001
            18,900  Walt Disney Co.                                                                                          413,910
                                                                                                                             598,751
Networking Products - 1.2%
            43,700  Cisco Systems, Inc. *                                                                                    844,284
             1,200  Juniper Networks, Inc. *                                                                                  25,980
                                                                                                                             870,264
Non-Hazardous Waste Disposal - 1.2%
             5,750  Republic Services, Inc.                                                                                  120,750
            27,000  Waste Management, Inc.                                                                                   720,090
                                                                                                                             840,840
Office Automation and Equipment - 0.1%
             3,200  Pitney Bowes, Inc.                                                                                        78,528
Oil - Field Services - 1.5%
             5,900  Baker Hughes, Inc.                                                                                       209,922
             4,100  BJ Services Co.                                                                                           56,949
             3,300  Halliburton Co.                                                                                           66,726
            11,600  Schlumberger, Ltd. (U.S. Shares)                                                                         568,284
             5,400  Smith International, Inc.                                                                                139,590
                                                                                                                           1,041,471
Oil and Gas Drilling - 0.3%
               400  Diamond Offshore Drilling, Inc.                                                                           28,964
             1,600  ENSCO International, Inc.                                                                                 45,248
             6,600  Nabors Industries, Ltd. *                                                                                100,386
                                                                                                                             174,598
Oil Companies - Exploration and Production - 1.4%
               700  Anadarko Petroleum Corp.                                                                                  30,142
               700  Apache Corp.                                                                                              51,002
               400  Cabot Oil & Gas Corp.                                                                                     12,076
             5,100  Chesapeake Energy Corp.                                                                                  100,521
             4,300  Denbury Resources, Inc. *                                                                                 70,004
             1,600  Devon Energy Corp.                                                                                        82,960
             6,500  Occidental Petroleum Corp.                                                                               365,885
             6,200  Pioneer Natural Resources Co.                                                                            143,344
             3,100  Southwestern Energy Co. *                                                                                111,166
                                                                                                                             967,100
Oil Companies - Integrated - 8.9%
            19,797  Chevron Corp.                                                                                          1,308,582
            15,900  ConocoPhillips                                                                                           651,900
            62,700  Exxon Mobil Corp.                                                                                      4,180,209
             1,900  Hess Corp.                                                                                               104,101
             2,540  Marathon Oil Corp.                                                                                        75,438
                                                                                                                           6,320,230
Oil Field Machinery and Equipment - 0.3%
               700  Cameron International Corp. *                                                                             17,906
             7,000  National Oilwell Varco, Inc. *                                                                           211,960
                                                                                                                             229,866
Oil Refining and Marketing - 0.1%
             2,600  Tesoro Corp.                                                                                              39,650
Pharmacy Services - 0.7%
             1,500  Express Scripts, Inc. - Class A*                                                                          95,955
             8,926  Medco Health Solutions, Inc. *                                                                           388,727
                                                                                                                             484,682
Pipelines - 0.3%
             1,100  El Paso Corp.                                                                                              7,590
            15,000  Spectra Energy Corp.                                                                                     217,500
                                                                                                                             225,090
Property and Casualty Insurance - 0.5%
             3,000  Chubb Corp.                                                                                              116,850
            11,900  Progressive Corp.                                                                                        181,832
               400  Travelers Companies, Inc.                                                                                 16,456
                                                                                                                             315,138
Quarrying - 0.2%
             3,200  Vulcan Materials Co.                                                                                     152,160
Real Estate Management/Services - 0%
             2,500  CB Richard Ellis Group, Inc. - Class A*                                                                   18,750
REIT - Apartments - 0.2%
               407  Apartment Investment & Management Co. - Class A                                                            2,971
               409  Avalonbay Communities, Inc.                                                                               23,235
             6,200  Equity Residential                                                                                       141,918
                                                                                                                             168,124
REIT - Diversified - 0.1%
             1,111  Vornado Realty Trust                                                                                      54,317
REIT - Health Care - 0.2%
             5,300  HCP, Inc.                                                                                                116,335
               400  Heath Care REIT, Inc.                                                                                     13,628
               800  Ventas, Inc.                                                                                              22,912
                                                                                                                             152,875
REIT - Office Property - 0%
               600  Boston Properties, Inc.                                                                                   29,652
REIT - Regional Malls - 0%
               442  Simon Property Group, Inc.                                                                                22,807
REIT - Storage - 0.2%
             2,500  Public Storage                                                                                           167,150
REIT - Warehouse/Industrial - 0.1%
            10,400  ProLogis                                                                                                  94,744
Retail - Apparel and Shoe - 0.2%
            12,800  Ltd. Brands, Inc.                                                                                        146,176
Retail - Auto Parts - 0.1%
               200  AutoZone, Inc. *                                                                                          33,278
             1,500  O'Reilly Automotive, Inc. *                                                                               58,275
                                                                                                                              91,553
Retail - Bedding - 0%
               900  Bed Bath & Beyond, Inc. *                                                                                 27,378
Retail - Building Products - 0.6%
             9,100  Home Depot, Inc.                                                                                         239,512
             8,200  Lowe's Companies, Inc.                                                                                   176,300
                                                                                                                             415,812
Retail - Consumer Electronics - 0.1%
             5,300  RadioShack Corp.                                                                                          74,624
Retail - Discount - 2.1%
             1,700  Big Lots, Inc. *                                                                                          46,988
             6,200  Family Dollar Stores, Inc.                                                                               205,778
               200  Target Corp.                                                                                               8,252
            24,500  Wal-Mart Stores, Inc.                                                                                  1,234,800
                                                                                                                           1,495,818
Retail - Drug Store - 0.4%
             5,054  CVS Caremark Corp.                                                                                       160,616
             3,300  Walgreen Co.                                                                                             103,719
                                                                                                                             264,335
Retail - Jewelry - 0%
               500  Tiffany & Co.                                                                                             14,470
Retail - Major Department Stores - 0.3%
             2,000  JC Penney Co., Inc.                                                                                       61,380
             1,000  Sears Holdings Corp. *                                                                                    62,470
             2,600  TJX Companies, Inc.                                                                                       72,722
                                                                                                                             196,572
Retail - Office Supplies - 0.2%
             6,500  Staples, Inc.                                                                                            134,030
Retail - Regional Department Stores - 0.6%
             8,700  Kohl's Corp. *                                                                                           394,545
Retail - Restaurants - 1.3%
             4,600  Darden Restaurants, Inc.                                                                                 170,062
            12,900  McDonald's Corp.                                                                                         687,441
             5,700  Starbucks Corp. *                                                                                         82,422
                                                                                                                             939,925
Savings/Loan/Thrifts - 0.4%
            19,900  Hudson City Bancorp, Inc.                                                                                249,944
             3,100  People's United Financial, Inc.                                                                           48,422
                                                                                                                             298,366
Schools - 0.1%
               700  Apollo Group, Inc. - Class A*                                                                             44,065
Semiconductor Components/Integrated Circuits - 0.6%
             8,000  Analog Devices, Inc.                                                                                     170,240
            12,900  Linear Technology Corp.                                                                                  280,962
                                                                                                                             451,202
Semiconductor Equipment - 0%
             1,100  Novellus Systems, Inc. *                                                                                  19,866
Steel - Producers - 0.1%
             3,700  AK Steel Holding Corp.                                                                                    48,137
             1,500  United States Steel Corp.                                                                                 39,825
                                                                                                                              87,962
Steel - Specialty - 0%
               500  Allegheny Technologies, Inc.                                                                              16,365
Super-Regional Banks - 2.2%
            39,253  Bank of America Corp.                                                                                    350,529
             6,300  Capital One Financial Corp.                                                                              105,462
               600  Comerica, Inc.                                                                                            12,588
               400  KeyCorp                                                                                                    2,460
             5,500  PNC Financial Services Group, Inc.                                                                       218,350
             7,300  U.S. Bancorp                                                                                             133,006
            34,766  Wells Fargo & Co.                                                                                        695,668
                                                                                                                           1,518,063
Telecommunication Equipment - 0%
             4,000  Tellabs, Inc. *                                                                                           20,960
Telecommunication Services - 0.4%
             6,800  Embarq Corp.                                                                                             248,608
Telephone - Integrated - 4.5%
            85,205  AT&T, Inc.                                                                                             2,182,952
             6,500  CenturyTel, Inc.                                                                                         176,475
            19,400  Frontier Communications Corp.                                                                            137,934
            10,700  Qwest Communications International, Inc.                                                                  41,623
             9,500  Sprint Nextel Corp. *                                                                                     41,420
            17,600  Verizon Communications, Inc.                                                                             533,984
             4,200  Windstream Corp.                                                                                          34,860
                                                                                                                           3,149,248
Tobacco - 0.5%
               300  Lorillard, Inc.                                                                                           18,939
             7,400  Philip Morris International, Inc.                                                                        267,880
               800  Reynolds American, Inc.                                                                                   30,384
                                                                                                                             317,203
Tools - Hand Held - 0.2%
             1,600  Black & Decker Corp.                                                                                      64,480
               800  Snap-On, Inc.                                                                                             27,136
               800  Stanley Works                                                                                             30,424
                                                                                                                             122,040
Toys - 0.2%
             4,900  Hasbro, Inc.                                                                                             130,634
Transportation - Railroad - 3.3%
             7,500  Burlington Northern Santa Fe Corp.                                                                       506,100
            18,300  CSX Corp.                                                                                                541,497
            20,700  Norfolk Southern Corp.                                                                                   738,576
            11,100  Union Pacific Corp.                                                                                      545,454
                                                                                                                           2,331,627
Transportation - Services - 0.2%
             2,500  C.H. Robinson Worldwide, Inc.                                                                            132,900
               500  FedEx Corp.                                                                                               27,980
               300  Ryder System, Inc.                                                                                         8,307
                                                                                                                             169,187
Web Portals/Internet Service Providers - 0.1%
               200  Google, Inc. - Class A*                                                                                   79,194
Wireless Equipment - 0.9%
            11,600  Motorola, Inc.                                                                                            64,148
            13,400  QUALCOMM, Inc.                                                                                           567,088
                                                                                                                             631,236
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $76,422,265)                                                                                     70,532,221
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.5%
           358,032  Janus Cash Liquidity Fund LLC, 0% (cost $358,032)                                                        358,032
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $76,780,297) - 100%                                                                        $70,890,253
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2009 (unaudited)

Country                                                Value   % of Investment
                                                                    Securities
------------------------------------------------------------------------------
Bermuda                                       $      723,652              1.0%
Cayman Islands                                        30,432              0.1%
Netherlands Antilles                                 568,284              0.8%
United States++                                   69,567,885             98.1%
------------------------------------------------------------------------------
Total                                         $   70,890,253            100.0%
                                                  ==========            ======

++ Includes Short-Term Securities (97.6% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities as of April 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of April 30, 2009)

                                                      Level 1 -             Level 2 - Other Significant      Level 3 - Significant
                                                      Quoted Prices         Observable Inputs                Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser INTECH Risk-Managed Core Fund             $ 70,532,221                       $  358,032                          $-
------------------------------------------------------------------------------------------------------------------------------------

Janus Adviser INTECH Risk-Managed Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.7%
Aerospace and Defense - 0.4%
            46,900  Lockheed Martin Corp.                                                                               $  3,683,057
Aerospace and Defense - Equipment - 0.1%
             3,300  Alliant Techsystems, Inc.*                                                                               262,845
            19,000  United Technologies Corp.                                                                                927,960
                                                                                                                           1,190,805
Agricultural Chemicals - 0.2%
             7,100  Intrepid Potash, Inc.*                                                                                   175,299
            12,300  Monsanto Co.                                                                                           1,044,147
             7,300  Terra Industries, Inc.                                                                                   193,450
                                                                                                                           1,412,896
Airlines - 0.1%
            44,700  AMR Corp.*                                                                                               212,772
            42,700  Delta Air Lines, Inc.*                                                                                   263,459
                                                                                                                             476,231
Apparel Manufacturers - 0.3%
            46,200  Polo Ralph Lauren Corp.                                                                                2,487,408
Applications Software - 4.1%
             7,800  Citrix Systems, Inc.*                                                                                    222,534
           145,500  Compuware Corp.*                                                                                       1,088,340
           175,900  Intuit, Inc.*                                                                                          4,068,567
         1,422,300  Microsoft Corp.                                                                                       28,815,798
             7,800  Red Hat, Inc.*                                                                                           134,706
                                                                                                                          34,329,945
Athletic Footwear - 0%
             7,500  NIKE, Inc. - Class B                                                                                     393,525
Automotive - Medium and Heavy Duty Trucks - 0%
             7,400  PACCAR, Inc.                                                                                             262,256
Batteries and Battery Systems - 0.1%
            16,600  Energizer Holdings, Inc.*                                                                                951,180
Beverages - Non-Alcoholic - 3.6%
           287,900  Coca-Cola Co.                                                                                         12,394,095
            11,800  Hansen Natural Corp.*                                                                                    480,968
           358,800  PepsiCo, Inc.                                                                                         17,853,888
                                                                                                                          30,728,951
Beverages - Wine and Spirits - 0.5%
            93,900  Brown-Forman Corp. - Class B                                                                           4,366,350
Building - Residential and Commercial - 0%
            18,300  Pulte Homes, Inc.                                                                                        210,633
Building Products - Cement and Aggregate - 0%
             2,700  Martin Marietta Materials, Inc.                                                                          226,881
Cable Television - 1.2%
           639,400  Comcast Corp. - Class A                                                                                9,885,124
            24,200  DIRECTV Group, Inc.*                                                                                     598,466
                                                                                                                          10,483,590
Casino Services - 0.1%
            66,800  Scientific Games Corp. - Class A*                                                                      1,168,332
Cellular Telecommunications - 0.4%
            10,900  MetroPCS Communications, Inc.*                                                                           186,281
           180,900  N.I.I. Holdings, Inc.*                                                                                 2,923,344
                                                                                                                           3,109,625
Chemicals - Diversified - 0.2%
            19,900  FMC Corp.                                                                                                969,727
            22,400  PPG Industries, Inc.                                                                                     986,720
                                                                                                                           1,956,447
Chemicals - Specialty - 0.3%
            45,900  Ecolab, Inc.                                                                                           1,769,445
            27,100  International Flavors & Fragrances, Inc.                                                                 845,520
                                                                                                                           2,614,965
Coal - 0.8%
           107,500  Alpha Natural Resources, Inc.*                                                                         2,201,600
            12,800  Consol Energy, Inc.                                                                                      400,384
            89,700  Massey Energy Co.                                                                                      1,427,127
            42,300  Peabody Energy Corp.                                                                                   1,116,297
            80,200  Walter Industries, Inc.                                                                                1,828,560
                                                                                                                           6,973,968
Coatings and Paint Products - 0.5%
            72,600  Sherwin-Williams Co.                                                                                   4,112,064
Commercial Services - 0.8%
            65,800  Alliance Data Systems Corp.*                                                                           2,755,046
            10,300  Iron Mountain, Inc.*                                                                                     293,447
           165,700  Quanta Services, Inc.*                                                                                 3,766,361
                                                                                                                           6,814,854
Commercial Services - Finance - 3.7%
           396,000  Automatic Data Processing, Inc.                                                                       13,939,200
            59,600  Global Payments, Inc.                                                                                  1,910,776
           509,200  H&R Block, Inc.                                                                                        7,709,288
           120,600  Paychex, Inc.                                                                                          3,257,406
            48,400  Visa, Inc. - Class A                                                                                   3,144,064
            49,000  Western Union Co.                                                                                        820,750
                                                                                                                          30,781,484
Computer Services - 0.3%
            64,700  Accenture, Ltd. - Class A                                                                              1,904,121
             4,500  Affiliated Computer Services, Inc. - Class A                                                             217,710
            13,200  Cognizant Technology Solutions Corp.*                                                                    327,228
                                                                                                                           2,449,059
Computer Software - 0.2%
            71,400  Metavante Technologies, Inc.*                                                                          1,684,326
Computers - 8.5%
           109,100  Apple, Inc.*                                                                                          13,728,053
           262,300  Dell, Inc.*                                                                                            3,047,926
           506,900  Hewlett-Packard Co.                                                                                   18,238,262
           356,800  International Business Machines Corp.                                                                 36,825,328
                                                                                                                          71,839,569
Computers - Integrated Systems - 0.3%
            70,200  Diebold, Inc.                                                                                          1,855,386
           107,300  NCR Corp.*                                                                                             1,089,095
                                                                                                                           2,944,481
Computers - Memory Devices - 0.2%
            62,900  EMC Corp.*                                                                                               788,137
            38,400  SanDisk Corp.*                                                                                           603,648
                                                                                                                           1,391,785
Consulting Services - 0%
            18,900  SAIC, Inc.*                                                                                              342,090
Consumer Products - Miscellaneous - 0.7%
            46,500  Clorox Co.                                                                                             2,606,325
            55,900  Kimberly-Clark Corp.                                                                                   2,746,926
            13,400  Scotts Miracle-Gro Co. - Class A                                                                         452,518
                                                                                                                           5,805,769
Containers - Metal and Glass - 0%
             2,000  Ball Corp.                                                                                                75,440
Containers - Paper and Plastic - 0%
            13,300  Packaging Corp. of America                                                                               211,071
Cosmetics and Toiletries - 2.7%
            56,100  Colgate-Palmolive Co.                                                                                  3,309,900
            76,500  Estee Lauder Cos., Inc. - Class A                                                                      2,287,350
           355,534  Procter & Gamble Co.                                                                                  17,577,601
                                                                                                                          23,174,851
Data Processing and Management - 0.4%
            41,800  Dun & Bradstreet Corp.                                                                                 3,402,520
             9,000  Fidelity National Information Services, Inc.                                                             160,650
                                                                                                                           3,563,170
Dental Supplies and Equipment - 0.2%
            66,600  Dentsply International, Inc.                                                                           1,906,092
Diagnostic Equipment - 0.1%
            25,400  Gen-Probe, Inc.*                                                                                       1,223,264
Diagnostic Kits - 0.2%
            19,600  Idexx Laboratories, Inc.*                                                                                770,280
            27,200  Inverness Medical Innovations, Inc.*                                                                     878,288
                                                                                                                           1,648,568
Dialysis Centers - 0.5%
           101,200  DaVita, Inc.*                                                                                          4,692,644
Disposable Medical Products - 0%
             2,800  C.R. Bard, Inc.                                                                                          200,564
Distribution/Wholesale - 1.5%
           152,600  Fastenal Co.                                                                                           5,853,736
            86,100  W.W. Grainger, Inc.                                                                                    7,222,068
                                                                                                                          13,075,804
Diversified Operations - 2.3%
           100,500  3M Co.                                                                                                 5,788,800
           122,100  Cooper Industries, Ltd. - Class A                                                                      4,003,659
             8,000  Danaher Corp.                                                                                            467,520
           195,300  Dover Corp.                                                                                            6,011,334
            13,400  Illinois Tool Works, Inc.                                                                                439,520
            69,700  ITT Corp.                                                                                              2,858,397
                                                                                                                          19,569,230
E-Commerce/Products - 0.3%
            32,100  Amazon.com, Inc.                                                                                       2,584,692
Electric - Integrated - 0%
             1,800  PPL Corp.                                                                                                 53,838
Electric Products - Miscellaneous - 0%
            23,700  Molex, Inc.                                                                                              395,079
Electronic Components - Miscellaneous - 0.1%
            19,500  Garmin, Ltd.                                                                                             491,205
            82,800  Jabil Circuit, Inc.                                                                                      670,680
                                                                                                                           1,161,885
Electronic Components - Semiconductors - 3.2%
           384,400  Altera Corp.                                                                                           6,269,564
           114,400  Broadcom Corp. - Class A*                                                                              2,652,936
            21,500  Cree, Inc.*                                                                                              588,885
           512,200  Intel Corp.                                                                                            8,082,516
            11,700  International Rectifier Corp.*                                                                           197,496
            23,600  Microchip Technology, Inc.                                                                               542,800
            42,200  Micron Technology, Inc.*                                                                                 205,936
           210,100  National Semiconductor Corp.                                                                           2,598,937
            78,000  Nvidia Corp.*                                                                                            895,440
           192,200  ON Semiconductor Corp.*                                                                                1,041,724
            37,000  Rambus, Inc.*                                                                                            443,260
           209,500  Xilinx, Inc.                                                                                           4,282,180
                                                                                                                          27,801,674
Electronic Connectors - 0.1%
            34,100  Amphenol Corp. - Class A                                                                               1,153,944
Electronic Forms - 0.3%
            82,400  Adobe Systems, Inc.*                                                                                   2,253,640
Electronic Measuring Instruments - 0.7%
            45,000  Agilent Technologies, Inc.*                                                                              821,700
             5,800  FLIR Systems, Inc.*                                                                                      128,644
            22,100  Itron, Inc.*                                                                                           1,016,600
            63,500  National Instruments Corp.                                                                             1,399,540
           117,200  Trimble Navigation, Ltd.*                                                                              2,512,768
                                                                                                                           5,879,252
Energy - Alternate Sources - 0.4%
            17,600  First Solar, Inc.*                                                                                     3,296,304
Engineering - Research and Development Services - 0.5%
            10,800  Aecom Technology Corp.*                                                                                  277,884
            45,700  Fluor Corp.                                                                                            1,730,659
             6,300  Jacobs Engineering Group, Inc.*                                                                          239,652
            33,100  KBR, Inc.                                                                                                517,022
            42,000  McDermott International, Inc. (U.S. Shares)*                                                             677,880
             8,100  Shaw Group, Inc.*                                                                                        271,593
            16,600  URS Corp.*                                                                                               731,396
                                                                                                                           4,446,086
Engines - Internal Combustion - 0.4%
           101,900  Cummins, Inc.                                                                                          3,464,600
Enterprise Software/Services - 1.8%
           777,144  Oracle Corp.                                                                                          15,029,965
Entertainment Software - 0.1%
            47,700  Activision Blizzard, Inc.*                                                                               513,729
Fiduciary Banks - 0.1%
            12,400  Northern Trust Corp.                                                                                     674,064
             8,300  State Street Corp.                                                                                       283,279
                                                                                                                             957,343
Filtration and Separations Products - 0%
             2,700  Pall Corp.                                                                                                71,307
Finance - Consumer Loans - 0.2%
           317,800  SLM Corp.*                                                                                             1,534,974
Finance - Credit Card - 0%
            12,400  American Express Co.                                                                                     312,728
Finance - Investment Bankers/Brokers - 0.4%
           119,100  Charles Schwab Corp.                                                                                   2,200,968
            27,300  Lazard, Ltd. - Class A                                                                                   745,290
            19,400  Morgan Stanley                                                                                           458,616
            14,700  TD Ameritrade Holding Corp.*                                                                             233,877
                                                                                                                           3,638,751
Finance - Other Services - 0.1%
             2,400  CME Group, Inc.                                                                                          531,240
            21,900  Nasdaq Stock Market, Inc.*                                                                               421,137
                                                                                                                             952,377
Food - Confectionery - 0.6%
           105,300  Hershey Co.                                                                                            3,805,542
            30,700  J.M. Smucker Co.                                                                                       1,209,580
                                                                                                                           5,015,122
Food - Dairy Products - 0.1%
            37,800  Dean Foods Co.*                                                                                          782,460
Food - Meat Products - 0%
            20,800  Tyson Foods, Inc. - Class A                                                                              219,232
Food - Miscellaneous/Diversified - 2.6%
           158,300  Campbell Soup Co.                                                                                      4,071,476
            38,900  General Mills, Inc.                                                                                    1,971,841
           221,800  H.J. Heinz Co.                                                                                         7,634,356
           178,900  Kellogg Co.                                                                                            7,533,479
            36,600  McCormick & Co., Inc.                                                                                  1,077,870
                                                                                                                          22,289,022
Food - Retail - 0.8%
           316,500  Kroger Co.                                                                                             6,842,730
Food - Wholesale/Distribution - 0.9%
           324,600  Sysco Corp.                                                                                            7,572,918
Forestry - 0%
            11,900  Plum Creek Timber Co., Inc.                                                                              410,788
Funeral Services and Related Items - 0.1%
            59,500  Hillenbrand, Inc.                                                                                      1,081,710
Garden Products - 0.1%
            19,300  Toro Co.                                                                                                 586,334
Gold Mining - 0%
             5,900  Newmont Mining Corp.                                                                                     237,416
Hazardous Waste Disposal - 0.2%
            39,800  Stericycle, Inc.*                                                                                      1,873,784
Independent Power Producer - 0%
            27,100  Calpine Corp.*                                                                                           219,781
Industrial Gases - 0.2%
            22,500  Airgas, Inc.                                                                                             970,200
             9,400  Praxair, Inc.                                                                                            701,334
                                                                                                                           1,671,534
Instruments - Scientific - 0%
             9,600  PerkinElmer, Inc.                                                                                        139,872
Insurance Brokers - 0.1%
            38,000  Brown & Brown, Inc.                                                                                      739,480
Internet Content - Information/News - 0%
            33,000  HLTH Corp.*                                                                                              363,000
Internet Infrastructure Software - 0.3%
            86,900  F5 Networks, Inc.*                                                                                     2,369,763
Internet Security - 0.1%
            14,000  McAfee, Inc.*                                                                                            525,560
Investment Management and Advisory Services - 0.3%
            11,800  Affiliated Managers Group, Inc.                                                                          670,830
            34,500  Eaton Vance Corp.                                                                                        944,265
             7,500  Franklin Resources, Inc.                                                                                 453,600
            20,400  T. Rowe Price Group, Inc.                                                                                785,808
                                                                                                                           2,854,503
Life and Health Insurance - 0.3%
            20,700  AFLAC, Inc.                                                                                              598,023
            57,300  Prudential Financial, Inc.                                                                             1,654,824
                                                                                                                           2,252,847
Machine Tools and Related Products - 0.2%
            24,900  Kennametal, Inc.                                                                                         509,205
            32,800  Lincoln Electric Holdings, Inc.                                                                        1,460,584
                                                                                                                           1,969,789
Machinery - Construction and Mining - 1.2%
            20,700  Bucyrus International, Inc.                                                                              449,397
           265,700  Caterpillar, Inc.                                                                                      9,453,606
                                                                                                                           9,903,003
Machinery - General Industrial - 0.4%
           104,300  IDEX Corp.                                                                                             2,633,575
            21,600  Roper Industries, Inc.                                                                                   984,744
                                                                                                                           3,618,319
Machinery - Pumps - 0.2%
             5,500  Flowserve Corp.                                                                                          373,450
            69,200  Graco, Inc.                                                                                            1,632,428
                                                                                                                           2,005,878
Medical - Biomedical and Genetic - 2.3%
            60,000  Amylin Pharmaceuticals, Inc.*                                                                            656,400
           221,000  Celgene Corp.*                                                                                         9,441,120
            22,100  Genzyme Corp.*                                                                                         1,178,593
            92,400  Gilead Sciences, Inc.*                                                                                 4,231,920
            30,400  Illumina, Inc.*                                                                                        1,135,440
            87,800  Vertex Pharmaceuticals, Inc.*                                                                          2,705,996
                                                                                                                          19,349,469
Medical - Drugs - 5.0%
           492,700  Abbott Laboratories                                                                                   20,619,495
             9,800  Allergan, Inc.                                                                                           457,268
           522,200  Bristol-Myers Squibb Co.                                                                              10,026,240
            61,400  Cephalon, Inc.*                                                                                        4,028,454
            14,000  Eli Lilly & Co.                                                                                          460,880
            40,700  Merck & Co., Inc.                                                                                        986,568
           228,900  Schering-Plough Corp.                                                                                  5,269,278
                                                                                                                          41,848,183
Medical - Generic Drugs - 0%
            11,500  Mylan, Inc.*                                                                                             152,375
             1,100  Watson Pharmaceuticals, Inc.*                                                                             34,034
                                                                                                                             186,409
Medical - HMO - 0.3%
            25,300  Humana, Inc.*                                                                                            728,134
            16,900  UnitedHealth Group, Inc.                                                                                 397,488
            34,000  WellPoint, Inc.*                                                                                       1,453,840
                                                                                                                           2,579,462
Medical - Outpatient and Home Medical Care - 0.2%
            65,000  Lincare Holdings, Inc.*                                                                                1,568,450
Medical - Wholesale Drug Distributors - 0%
               900  Cardinal Health, Inc.                                                                                     30,411
Medical Information Systems - 0.2%
            26,800  Cerner Corp.*                                                                                          1,441,840
            47,400  IMS Health, Inc.                                                                                         595,344
                                                                                                                           2,037,184
Medical Instruments - 1.0%
             9,200  Beckman Coulter, Inc.                                                                                    483,552
            80,600  Edwards Lifesciences Corp.*                                                                            5,108,428
            72,700  Medtronic, Inc.                                                                                        2,326,400
             4,600  Techne Corp.                                                                                             263,212
                                                                                                                           8,181,592
Medical Labs and Testing Services - 1.0%
            16,800  Covance, Inc.*                                                                                           659,904
             3,100  Laboratory Corp. of America Holdings*                                                                    198,865
           146,200  Quest Diagnostics, Inc.                                                                                7,504,446
                                                                                                                           8,363,215
Medical Products - 3.8%
           271,400  Baxter International, Inc.                                                                            13,162,900
           339,700  Johnson & Johnson                                                                                     17,786,692
             8,500  Stryker Corp.                                                                                            329,035
             7,900  Varian Medical Systems, Inc.*                                                                            263,623
                                                                                                                          31,542,250
Metal - Copper - 0%
            16,000  Southern Copper Corp.                                                                                    297,120
Metal - Iron - 0.3%
           100,700  Cliffs Natural Resources, Inc.                                                                         2,322,142
Motion Pictures and Services - 0.4%
           130,700  DreamWorks Animation SKG, Inc. - Class A*                                                              3,138,107
Motorcycle and Motor Scooter Manufacturing - 0.1%
            55,600  Harley-Davidson, Inc.                                                                                  1,232,096
Multimedia - 0.4%
             4,700  FactSet Research Systems, Inc.                                                                           251,873
            41,300  Liberty Media Corp. - Entertainment - Class A*                                                         1,005,655
            16,600  McGraw-Hill Cos., Inc.                                                                                   500,490
            87,300  Walt Disney Co.                                                                                        1,911,870
                                                                                                                           3,669,888
Networking Products - 2.5%
         1,079,900  Cisco Systems, Inc.*                                                                                  20,863,668
            19,200  Juniper Networks, Inc.*                                                                                  415,680
                                                                                                                          21,279,348
Non-Hazardous Waste Disposal - 0.7%
            51,100  Republic Services, Inc.                                                                                1,073,100
           178,800  Waste Management, Inc.                                                                                 4,768,596
                                                                                                                           5,841,696
Office Automation and Equipment - 0.1%
            49,000  Pitney Bowes, Inc.                                                                                     1,202,460
Oil - Field Services - 2.8%
            69,100  Baker Hughes, Inc.                                                                                     2,458,578
             6,300  Halliburton Co.                                                                                          127,386
            15,200  Oceaneering International, Inc.*                                                                         692,664
             4,000  Oil States International, Inc.*                                                                           75,600
           399,900  Schlumberger, Ltd. (U.S. Shares)                                                                      19,591,101
            17,800  Smith International, Inc.                                                                                460,130
            14,400  Superior Energy Services, Inc.*                                                                          276,624
                                                                                                                          23,682,083
Oil and Gas Drilling - 0.1%
             5,200  ENSCO International, Inc.                                                                                147,056
            11,100  Pride International, Inc.*                                                                               251,970
             9,900  Unit Corp.*                                                                                              270,171
                                                                                                                             669,197
Oil Companies - Exploration and Production - 2.2%
            35,800  Denbury Resources, Inc.*                                                                                 582,824
            13,100  Encore Acquisition Co.*                                                                                  382,389
               400  EOG Resources, Inc.                                                                                       25,392
           157,500  Occidental Petroleum Corp.                                                                             8,865,675
           251,300  PetroHawk Energy Corp.*                                                                                5,930,680
            30,000  Southwestern Energy Co.*                                                                               1,075,800
             4,900  St. Mary Land & Exploration Co.                                                                           87,563
            60,400  Whitting Petroleum Corp.*                                                                              1,978,704
                                                                                                                          18,929,027
Oil Companies - Integrated - 1.4%
           160,800  Exxon Mobil Corp.                                                                                     10,720,536
            18,900  Hess Corp.                                                                                             1,035,531
                                                                                                                          11,756,067
Oil Field Machinery and Equipment - 0.2%
            16,000  Dresser-Rand Group, Inc.*                                                                                394,080
               600  FMC Technologies, Inc.*                                                                                   20,538
            32,600  National Oilwell Varco, Inc.*                                                                            987,128
                                                                                                                           1,401,746
Oil Refining and Marketing - 0.1%
            47,700  Frontier Oil Corp.                                                                                       606,267
            16,700  Holly Corp.                                                                                              350,032
             8,000  Sunoco, Inc.                                                                                             212,080
                                                                                                                           1,168,379
Pharmacy Services - 0.9%
            18,600  Express Scripts, Inc. - Class A*                                                                       1,189,842
           146,766  Medco Health Solutions, Inc.*                                                                          6,391,659
             8,600  Omnicare, Inc.                                                                                           221,106
                                                                                                                           7,802,607
Power Converters and Power Supply Equipment - 0.3%
            22,500  Hubbell, Inc. - Class A                                                                                  747,000
            80,700  SunPower Corp. - Class A*                                                                              2,209,566
                                                                                                                           2,956,566
Publishing - Books - 0.1%
            18,300  John Wiley & Sons, Inc. - Class A                                                                        620,370
Racetracks - 0%
             7,800  Penn National Gaming, Inc.*                                                                              265,356
Reinsurance - 0%
             8,200  Axis Capital Holdings, Ltd.                                                                              202,048
REIT - Apartments - 0%
            11,100  Camden Property Trust                                                                                    301,143
             1,000  Essex Property Trust, Inc.                                                                                63,490
                                                                                                                             364,633
REIT - Diversified - 0.1%
            30,500  Digital Realty Trust, Inc.                                                                             1,098,305
REIT - Mortgage - 0%
            31,113  Walter Investment Management Corp.*                                                                      248,904
REIT - Regional Malls - 0.1%
            16,500  Macerich Co.                                                                                             289,245
             3,671  Simon Property Group, Inc.                                                                               189,424
                                                                                                                             478,669
Retail - Apparel and Shoe - 0.7%
           161,700  Ltd. Brands, Inc.                                                                                      1,846,614
             7,200  Phillips-Van Heusen Corp.                                                                                209,016
           105,900  Ross Stores, Inc.                                                                                      4,017,846
                                                                                                                           6,073,476
Retail - Auto Parts - 0.3%
            14,900  Advance Auto Parts, Inc.                                                                                 651,875
             4,800  AutoZone, Inc.                                                                                           798,672
            32,200  O'Reilly Automotive, Inc.*                                                                             1,250,970
                                                                                                                           2,701,517
Retail - Bedding - 0%
             8,500  Bed Bath & Beyond, Inc.                                                                                  258,570
Retail - Building Products - 0.1%
            20,000  Lowe's Cos., Inc.                                                                                        430,000
Retail - Catalog Shopping - 0.2%
            41,300  MSC Industrial Direct Co. - Class A                                                                    1,687,105
Retail - Discount - 3.1%
            33,300  Big Lots, Inc.                                                                                           920,412
            11,900  Costco Wholesale Corp.                                                                                   578,340
            51,900  Dollar Tree, Inc.*                                                                                     2,197,446
            12,700  Family Dollar Stores, Inc.                                                                               421,513
             8,900  Target Corp.                                                                                             367,214
           445,200  Wal-Mart Stores, Inc.                                                                                 22,438,080
                                                                                                                          26,923,005
Retail - Drug Store - 0.3%
            53,146  CVS Caremark Corp.                                                                                     1,688,980
            32,000  Walgreen Co.                                                                                           1,005,760
                                                                                                                           2,694,740
Retail - Major Department Stores - 0.1%
            31,200  TJX Cos., Inc.                                                                                           872,664
Retail - Office Supplies - 0.1%
            34,100  Staples, Inc.                                                                                            703,142
Retail - Pet Food and Supplies - 0.4%
           152,900  PetSmart, Inc.                                                                                         3,498,352
Retail - Regional Department Stores - 0.8%
           151,700  Kohl's Corp.*                                                                                          6,879,595
Retail - Restaurants - 1.8%
            13,400  Brinker International, Inc.                                                                              237,448
            50,400  Darden Restaurants, Inc.                                                                               1,863,288
           191,500  McDonald's Corp.                                                                                      10,205,035
            23,500  Panera Bread Co. - Class A*                                                                            1,316,235
            94,800  Starbucks Corp.*                                                                                       1,370,808
            21,600  Tim Hortons, Inc.                                                                                        524,664
                                                                                                                          15,517,478
Retail - Sporting Goods - 0%
            12,800  Dick's Sporting Goods, Inc.*                                                                             243,200
Savings/Loan/Thrifts - 0.2%
            11,900  Capitol Federal Financial                                                                                463,624
            71,800  Hudson City Bancorp, Inc.                                                                                901,808
                                                                                                                           1,365,432
Schools - 0.7%
            14,900  Apollo Group, Inc. - Class A                                                                             937,955
            16,800  ITT Educational Services, Inc.*                                                                        1,692,936
            16,200  Strayer Education, Inc.                                                                                3,068,442
                                                                                                                           5,699,333
Semiconductor Components/Integrated Circuits - 1.0%
            74,400  Analog Devices, Inc.                                                                                   1,583,232
            52,200  Atmel Corp.*                                                                                             200,448
            37,500  Cypress Semiconductor Corp.*                                                                             297,375
            37,400  Integrated Device Technology, Inc.*                                                                      203,082
           249,800  Linear Technology Corp.                                                                                5,440,644
            58,400  Marvell Technology Group, Ltd.*                                                                          641,232
                                                                                                                           8,366,013
Semiconductor Equipment - 0.1%
            16,500  Lam Research Corp.*                                                                                      460,020
            10,300  Varian Semiconductor Equipment Associates, Inc.*                                                         263,577
                                                                                                                             723,597
Soap and Cleaning Preparations - 0.1%
             9,900  Church & Dwight Co., Inc.                                                                                538,659
Software Tools - 0.1%
            36,000  VMware, Inc. - Class A*                                                                                  938,880
Steel Pipe and Tube - 0%
             1,100  Valmont Industries, Inc.                                                                                  70,158
Telecommunication Equipment - 0%
            15,700  CommScope, Inc.*                                                                                         394,070
Telecommunication Services - 0.5%
            68,300  Amdocs, Ltd. (U.S. Shares)*                                                                            1,429,519
            81,100  Embarq Corp.                                                                                           2,965,016
                                                                                                                           4,394,535
Telephone - Integrated - 0.3%
           106,000  Frontier Communications Corp.                                                                            753,660
           163,400  Qwest Communications International, Inc.                                                                 635,626
            29,400  Telephone & Data Systems, Inc.                                                                           842,898
            58,300  Windstream Corp.                                                                                         483,890
                                                                                                                           2,716,074
Tobacco - 1.4%
            12,700  Altria Group, Inc.                                                                                       207,391
             6,400  Lorillard, Inc.                                                                                          404,032
           307,900  Philip Morris International, Inc.                                                                     11,145,980
                                                                                                                          11,757,403
Toys - 0.1%
            30,600  Hasbro, Inc.                                                                                             815,796
Transportation - Marine - 0.2%
            69,600  Frontline, Ltd.                                                                                        1,401,048
Transportation - Railroad - 4.5%
           120,800  Burlington Northern Santa Fe Corp.                                                                     8,151,584
           412,300  CSX Corp.                                                                                             12,199,957
            33,700  Kansas City Southern*                                                                                    513,925
           140,400  Norfolk Southern Corp.                                                                                 5,009,472
           247,900  Union Pacific Corp.                                                                                   12,181,806
                                                                                                                          38,056,744
Transportation - Services - 0.2%
            19,600  C.H. Robinson Worldwide, Inc.                                                                          1,041,936
             3,900  United Parcel Service, Inc. - Class B                                                                    204,126
             2,900  UTi Worldwide, Inc. (U.S. Shares)*                                                                        39,034
                                                                                                                           1,285,096
Transportation - Truck - 0.3%
            74,000  J.B. Hunt Transport Services, Inc.                                                                     2,080,880
            11,500  Landstar System, Inc.                                                                                    409,515
                                                                                                                           2,490,395
Veterinary Diagnostics - 0.1%
            38,600  VCA Antech, Inc.*                                                                                        965,772
Vitamins and Nutrition Products - 0%
             3,600  NBTY, Inc.*                                                                                               93,276
Web Hosting/Design - 0.1%
            13,300  Equinix, Inc.*                                                                                           934,059
Web Portals/Internet Service Providers - 0.8%
            12,500  Google, Inc. - Class A*                                                                                4,949,625
            37,400  Sohu.com, Inc.*                                                                                        1,950,410
                                                                                                                           6,900,035
Wire and Cable Products - 0%
            14,700  General Cable Corp.*                                                                                     398,958
Wireless Equipment - 1.6%
           301,200  QUALCOMM, Inc.                                                                                        12,746,784
            23,900  SBA Communications Corp. - Class A*                                                                      602,280
                                                                                                                          13,349,064
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $886,568,746)                                                                                   854,030,917
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.3%
         2,626,000  Janus Cash Liquidity Fund LLC, 0% (cost $2,626,000)                                                    2,626,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $889,194,746) - 100%                                                                      $856,656,917
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2009 (unaudited)
Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                           $  8,897,398              1.0%
Cayman Islands                                         491,205              0.1%
Guernsey                                             1,429,519              0.2%
Netherlands Antilles                                19,591,101              2.3%
Panama                                                 677,880              0.1%
United States ++                                   825,530,780             96.3%
Virgin Islands (British)                                39,034              0.0%
--------------------------------------------------------------------------------
Total                                             $856,656,917            100.0%

++Includes Short-Term Securities (96.0% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange

*                 Non-income-producing security

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of April 30, 2009)

                                                     Level 1 -         Level 2 - Other Significant       Level 3 - Significant
                                                     Quoted Prices     Observable Inputs                 Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser INTECH Risk-Managed Growth Fund         $854,030,917                    $  2,626,000                        $ -

Janus Adviser INTECH Risk-Managed International Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.6%
Advertising Services - 0.6%
               600  Dentsu, Inc.                                                                                          $   10,997
               150  Hakuhodo DY Holdings, Inc.                                                                                 6,889
               193  JC Decaux S.A.                                                                                             2,758
               532  Publicis Groupe                                                                                           16,313
                                                                                                                              36,957
Aerospace and Defense - 0.6%
             1,662  BAE Systems PLC                                                                                            8,740
               605  Cascade Bancorp                                                                                            1,600
               125  Finmeccanica S.P.A.                                                                                        1,762
             2,378  Rolls-Royce Group PLC                                                                                     11,839
               346  Thales S.A.                                                                                               14,300
                                                                                                                              38,241
Aerospace and Defense - Equipment - 0.6%
             7,123  Cobham PLC                                                                                                18,462
               780  European Aeronautic Defence and Space Co. N.V.                                                            11,236
               254  Zodiac S.A.                                                                                                7,385
                                                                                                                              37,083
Agricultural Chemicals - 0.4%
               531  Incitec Pivot, Ltd.                                                                                          819
                86  Syngenta A.G.                                                                                             18,354
               210  Yara International A.S.A.                                                                                  5,681
                                                                                                                              24,854
Airlines - 0.3%
             2,000  All Nippon Airways Co., Ltd.                                                                               7,296
               350  Deutsche Lufthansa A.G.                                                                                    4,392
             1,340  Singapore Airlines, Ltd.                                                                                   9,648
                                                                                                                              21,336
Airport Development - Maintenance - 0.2%
                56  Aeroports de Paris                                                                                         3,222
               183  Fraport A.G. Frankfurt Airport Services Worldwide                                                          7,436
                                                                                                                              10,658
Apparel Manufacturers - 0.4%
               464  Billabong International, Ltd.                                                                              3,530
                24  Christian Dior S.A.                                                                                        1,612
               131  Hermes International                                                                                      17,316
                                                                                                                              22,458
Appliances - 0.1%
               731  Electrolux A.B.                                                                                            8,247
Applications Software - 0.2%
             4,073  Sage Group PLC                                                                                            11,081
Athletic Footwear - 0.3%
               421  Adidas A.G.                                                                                               15,875
                 7  Puma A.G. Rudolf Dassler Sport                                                                             1,491
             1,000  Yue Yuen Industrial Holdings, Ltd.                                                                         2,220
                                                                                                                              19,586
Audio and Video Products - 0.1%
               600  Panasonic Corp.                                                                                            8,731
Automotive - Cars and Light Trucks - 1.3%
               132  Bayerische Motoren Werke A.G.                                                                              4,546
             1,000  Daihatsu Motor Co., Ltd.                                                                                   8,994
                64  Daimler A.G.                                                                                               2,268
               600  Honda Motor Co., Ltd.                                                                                     17,447
             1,000  Mazda Motor Corp.                                                                                          2,472
             3,000  Mitsubishi Motors Corp.*                                                                                   4,567
               300  Suzuki Motor Corp.                                                                                         5,622
               700  Toyota Motor Corp.                                                                                        27,409
                 6  Volkswagen A.G.                                                                                            1,891
               341  Volvo A/B - Class A                                                                                        2,228
               322  Volvo A/B - Class B                                                                                        2,097
                                                                                                                              79,541
Automotive - Medium and Heavy Duty Trucks - 0.1%
               368  Scania A.B.                                                                                                3,930
Automotive - Truck Parts and Equipment - Original - 0.5%
               100  Aisin Seiki Co., Ltd.                                                                                      2,048
               400  Denso Corp.                                                                                                9,415
               200  NOK Corp.                                                                                                  2,320
               200  Stanley Electric Co., Ltd.                                                                                 2,819
               700  Sumitomo Electric Industries, Ltd.                                                                         6,797
               100  Toyoda Gosei Company, Ltd.                                                                                 1,957
               200  Toyota Industries Corp.                                                                                    5,321
                                                                                                                              30,677
Beverages - Non-Alcoholic - 0.2%
               906  Coca-Cola Amatil, Ltd.                                                                                     6,015
               300  Ito En, Ltd.                                                                                               3,658
                                                                                                                               9,673
Beverages - Wine and Spirits - 0.5%
             1,686  Diageo PLC                                                                                                20,231
               143  Pernod-Ricard S.A.                                                                                         8,432
                                                                                                                              28,663
Bicycle Manufacturing - 0%
               100  Shimano, Inc.                                                                                              2,938
Brewery - 0.7%
               300  Asahi Breweries, Ltd.                                                                                      3,775
             3,531  Foster's Group, Ltd.                                                                                      13,517
               166  Heineken N.V.                                                                                              4,936
               799  Lion Nathan, Ltd.                                                                                          6,816
               746  SABMiller PLC                                                                                             12,513
             1,000  Sapporo Holdings, Ltd.                                                                                     4,162
                                                                                                                              45,719
Building - Heavy Construction - 0.7%
               440  ACS Actividades de Construccion y Servicios S.A.                                                          22,010
               200  Aker Kvaerner A.S.A.                                                                                       1,223
               585  Skanska A.B. - Class B                                                                                     6,349
               180  Strabag S.E.                                                                                               4,153
               172  Vinci S.A.                                                                                                 7,687
                                                                                                                              41,422
Building - Residential and Commercial - 0.6%
               190  Berkeley Group Holdings PLC*                                                                               2,727
             1,000  Daiwa House Industry Co., Ltd.                                                                             8,735
             2,000  Sekisui Chemical Co., Ltd.                                                                                10,530
             2,000  Sekisui House, Ltd.                                                                                       17,224
                                                                                                                              39,216
Building and Construction - Miscellaneous - 1.0%
             1,262  Balfour Beatty PLC                                                                                         6,239
               226  Bouygues S.A.                                                                                              9,677
                78  Eiffage S.A.                                                                                               4,018
             5,000  Kajima Corp.                                                                                              14,350
               103  Koninklijke Boskalis Westminster N.V.                                                                      2,398
               124  Leighton Holdings, Ltd.                                                                                    1,892
             1,000  Obayashi Corp.                                                                                             4,919
             2,000  Shimzu Corp.                                                                                               9,552
             4,000  Taisei Corp.                                                                                               8,657
                                                                                                                              61,702
Building and Construction Products - Miscellaneous - 0.8%
               265  Cie de Saint-Gobain                                                                                        9,475
             1,257  Fletcher Building, Ltd.                                                                                    4,747
               109  Geberit A.G.                                                                                              11,650
                47  Imerys S.A.                                                                                                1,945
               400  JS Group Corp.                                                                                             4,883
             1,000  Panasonic Electric Works Co., Ltd.                                                                         8,118
             2,000  TOTO, Ltd.                                                                                                 9,949
                                                                                                                              50,767
Building Products - Air and Heating - 0%
               100  Daikin Industries, Ltd.                                                                                    2,669
Building Products - Cement and Aggregate - 0.7%
             2,486  Boral, Ltd.                                                                                                7,357
               520  Cimpor-Cimentos de Portugal                                                                                3,109
               330  CRH PLC                                                                                                    8,581
               203  Holcim, Ltd.                                                                                              10,266
             1,867  James Hardie Industries N.V.                                                                               6,215
             3,000  Taiheiyo Cement Corp.                                                                                      5,241
                                                                                                                              40,769
Building Products - Doors and Windows - 0.1%
             3,000  Nippon Sheet Glass Co., Ltd.                                                                               8,466
Cable Television - 0.2%
             1,500  British Sky Broadcasting Group PLC                                                                        10,679
Capacitors - 0%
               100  Mitsumi Electric Co., Ltd.                                                                                 1,637
Casino Hotels - 0%
               328  Crown, Ltd.                                                                                                1,638
Casino Services - 0.1%
               100  Sankyo Co., Ltd.                                                                                           5,059
Cellular Telecommunications - 0.7%
                36  Millicom International Cellular S.A. (ADR)*                                                                1,760
               269  Mobistar S.A.                                                                                             16,125
                 3  NTT DoCoMo, Inc.                                                                                           4,181
            11,947  Vodafone Group PLC                                                                                        21,937
                                                                                                                              44,003
Chemicals - Diversified - 2.3%
               116  Akzo Nobel N.V.                                                                                            4,871
             2,000  Asahi Kasei Corp.                                                                                          8,056
               412  BASF S.E.                                                                                                 15,525
               735  Bayer A.G.                                                                                                36,400
               100  Hitachi Chemical Co., Ltd.                                                                                 1,340
               230  Johnson Matthey PLC                                                                                        4,087
               113  K+S A.G.                                                                                                   6,742
             2,000  Kaneka Corp.                                                                                              11,523
               329  Koninklijke DSM N.V.                                                                                      10,167
             1,000  Mitsubishi Gas Chemical Co., Inc.                                                                          4,646
             1,000  Nissan Chemical Industries, Ltd.                                                                           8,318
               100  Nitto Denko Corp.                                                                                          2,323
               300  Shin-Etsu Chemical Co., Ltd.                                                                              14,527
             1,000  Showa Denko K.K.                                                                                           1,495
                29  Solvay S.A.                                                                                                2,489
             4,000  Ube Industries, Ltd.                                                                                       7,473
                                                                                                                             139,982
Chemicals - Specialty - 0.6%
             1,000  Daicel Chemical Industries, Ltd.                                                                           4,187
                21  Givaudan S.A.                                                                                             13,334
               183  Lonza Group A.G.                                                                                          16,844
                                                                                                                              34,365
Circuit Boards - 0%
               100  Ibiden Co., Ltd.                                                                                           2,913
Commercial Banks - 10.2%
             2,000  77 Bank, Ltd.                                                                                             10,177
               574  Australia and New Zealand Banking Group, Ltd.                                                              6,605
             1,191  Banca Carige S.P.A.                                                                                        4,358
             1,766  Banca Monte dei Paschi di Siena S.P.A.                                                                     2,828
               684  Banca Popolare di Milano Scarl                                                                             3,982
             1,268  Banco Bilbao Vizcaya Argentaria S.A.                                                                      13,667
             2,744  Banco de Sabadell S.A.                                                                                    15,793
               432  Banco de Valencia S.A.                                                                                     3,940
               813  Banco Popolare S.C.*                                                                                       5,306
               596  Banco Popular Espanol S.A.                                                                                 4,884
             2,814  Banco Santander Central Hispano S.A.                                                                      26,561
             1,000  Bank of Kyoto, Ltd.                                                                                        8,007
             2,000  Bank of Yokohama, Ltd.                                                                                     8,464
               884  Bankinter S.A.                                                                                            10,499
             1,357  Barclays PLC                                                                                               5,520
             1,805  Bendigo and Adelaide Bank, Ltd.                                                                            8,977
               339  BNP Paribas                                                                                               17,846
             2,000  Chiba Bank, Ltd.                                                                                           9,887
             1,000  Chugoku Bank, Ltd.                                                                                        12,587
             3,000  Chuo Mitsui Trust Holdings, Inc.                                                                           9,814
               403  Commerzbank A.G.                                                                                           2,674
               409  Commonwealth Bank of Australia                                                                            10,396
               562  Credit Agricole S.A.                                                                                       8,151
               800  Den Norske Bank A.S.A.                                                                                     4,992
                87  Deutsche Bank A.G.                                                                                         4,589
                79  Deutsche Postbank AG                                                                                       1,635
                92  Erste Group Bank A.G.                                                                                      1,924
               800  Fortis                                                                                                     1,981
             2,000  Fukuoka Financial Group, Inc.                                                                              6,144
             1,000  Gunma Bank, Ltd.                                                                                           4,960
             1,000  Hachijuni Bank, Ltd.                                                                                       5,894
             1,800  Hang Seng Bank, Ltd.                                                                                      19,946
             2,000  Hiroshima Bank, Ltd.                                                                                       7,532
             2,000  Hokuhoku Financial Group, Inc.                                                                             3,502
            12,188  HSBC Holdings PLC                                                                                         86,551
             5,142  Intesa Sanpaolo S.P.A.                                                                                    16,285
             1,000  Iyo Bank, Ltd.                                                                                             9,985
             1,000  Joyo Bank, Ltd.                                                                                            4,614
               104  KBC Groep N.V.                                                                                             2,281
             2,050  Lloyds Banking Group PLC                                                                                   3,341
             2,800  Mitsubishi UFJ Financial Group, Inc.                                                                      15,253
             2,900  Mizuho Financial Group, Inc.                                                                               6,093
               674  National Australia Bank, Ltd.                                                                             10,067
             5,000  Nishin-Nippon City Bank, Ltd.                                                                             10,017
             1,369  Nordea Bank A.B.                                                                                          10,185
             5,000  Oversea-Chinese Banking Corp., Ltd.                                                                       19,695
             1,180  Pohjola Bank PLC                                                                                           8,740
               300  Resona Holdings, Inc.                                                                                      3,993
             7,054  Royal Bank of Scotland Group PLC                                                                           4,288
             2,000  Shizuoka Bank, Ltd.                                                                                       17,975
               907  Skandinaviska Enskilda Banken A.B.                                                                         3,540
               196  Societe Generale - Class A                                                                                 9,916
               936  Standard Chartered PLC                                                                                    14,390
               200  Sumitomo Mitsui Financial Group, Inc.                                                                      6,923
             3,000  Sumitomo Trust & Banking Co., Ltd.                                                                        12,503
               599  Suncorp-Metway, Ltd.                                                                                       2,557
               936  Svenska Handelsbanken A.B. - Class A                                                                      16,346
             1,656  UniCredit S.P.A.                                                                                           4,006
             1,369  Unione di Banche Italiane SCPA                                                                            18,817
             1,000  United Overseas Bank, Ltd.                                                                                 7,702
             1,167  Westpac Banking Corp.                                                                                     16,235
             1,000  Yamaguchi Financial Group, Inc.                                                                            9,603
                                                                                                                             625,923
Commercial Services - 0.3%
                14  SGS S.A.                                                                                                  15,655
Commercial Services - Finance - 0.3%
             2,757  Experian PLC                                                                                              18,189
Computer Aided Design - 0.4%
               545  Dassault Systemes S.A.                                                                                    22,470
Computer Services - 0.7%
                56  Atos Origin S.A.                                                                                           1,735
               310  Cap Gemini S.A.                                                                                           11,585
             1,009  Computershare, Ltd.                                                                                        6,688
               866  Indra Sistemas S.A.                                                                                       17,143
             2,959  Logica PLC                                                                                                 3,346
                                                                                                                              40,497
Computers - Integrated Systems - 0.1%
             1,000  Fujitsu, Ltd.                                                                                              4,276
Computers - Memory Devices - 0.1%
               100  TDK Corp.                                                                                                  4,489
Consulting Services - 0.1%
                15  Bereau Veritas S.A.                                                                                          611
               626  Serco Group PLC                                                                                            3,373
                                                                                                                               3,984
Consumer Products - Miscellaneous - 0.1%
               844  Husqvarna A.B.                                                                                             4,127
Containers - Metal and Glass - 0.3%
             1,736  Rexam PLC                                                                                                  8,042
               700  Toyo Seikan Kaisha, Ltd.                                                                                  11,586
                                                                                                                              19,628
Containers - Paper and Plastic - 0.1%
             1,801  Amcor, Ltd.                                                                                                6,261
Cosmetics and Toiletries - 0.2%
                27  Beiersdorf A.G.                                                                                            1,103
                81  L'Oreal S.A.                                                                                               5,782
               100  Unicharm Corp.                                                                                             6,975
                                                                                                                              13,860
Cruise Lines - 0.1%
               204  Carnival PLC                                                                                               5,616
Diagnostic Kits - 0.1%
               306  QIAGEN N.V.*                                                                                               5,031
Dialysis Centers - 0.2%
               390  Fresenius Medical Care A.G. & Co. KGaA                                                                    15,324
Distribution/Wholesale - 0.2%
               400  Canon Marketing Japan, Inc.                                                                                4,867
               200  Hitachi High-Technologies Corp.                                                                            2,798
               117  Wolseley PLC                                                                                               2,095
                                                                                                                               9,760
Diversified Financial Services - 0.2%
             2,051  Investec PLC                                                                                               9,872
               937  Natixis S.A.                                                                                               2,129
                                                                                                                              12,001
Diversified Minerals - 0.9%
               337  Angiodynamics, Inc.                                                                                        7,307
             1,036  BHP Billiton PLC                                                                                          21,758
               832  BHP Billiton, Ltd.                                                                                        20,023
             1,538  Fortescue Metals Group, Ltd.*                                                                              2,624
               219  Xstrata PLC                                                                                                1,924
                                                                                                                              53,636
Diversified Operations - 2.0%
             2,304  Drax Group PLC                                                                                            17,446
               278  Groupe Bruxelles Lambert S.A.                                                                             20,062
               305  IMI PLC                                                                                                    1,601
             2,857  Invensys PLC*                                                                                              8,396
               236  LVMH Moet Hennessy Louis Vuitton S.A.                                                                     17,840
               275  Nationale A Portefeuille                                                                                  13,276
               220  Siemens A.G.                                                                                              14,632
             1,282  Smiths Group PLC                                                                                          13,756
               500  Swire Pacific, Ltd. - Class A                                                                              3,903
             3,534  Tomkins PLC                                                                                                8,988
                64  Wartsila Oyj - Class B                                                                                     2,105
                                                                                                                             122,005
Diversified Operations - Commercial Services - 0.1%
             1,075  Bunzl PLC                                                                                                  8,697
E-Commerce/Services - 0%
                 2  Rakuten, Inc.                                                                                              1,012
Electric - Distribution - 0.3%
             1,724  AGL Energy, Ltd.                                                                                          18,918
Electric - Integrated - 2.9%
               200  Chugoku Electric Power Co., Inc.                                                                           4,040
             1,500  CLP Holdings, Ltd.                                                                                        10,118
             2,332  Contact Energy, Ltd.                                                                                       7,511
               707  E.ON A.G.                                                                                                 23,698
                76  EDF S.A.                                                                                                   3,518
             1,578  Enel S.P.A.                                                                                                8,547
             4,402  Energias de Portugal S.A.                                                                                 16,056
               545  Fortum Oyj                                                                                                10,994
               511  GDF Suez                                                                                                  18,376
               300  Hokuriku Electric Power Co.                                                                                6,771
             3,000  HongKong Electric Holdings                                                                                17,717
               986  Iberdrola S.A.                                                                                             7,790
               221  RWE A.G.                                                                                                  15,875
               546  Scottish & Southern Energy PLC                                                                             8,921
               100  Shikoku Electric Power Co., Inc.                                                                           2,745
               100  Tokyo Electric Power Co., Inc.                                                                             2,344
             1,222  Union Fenosa S.A.                                                                                         11,477
                                                                                                                             176,498
Electric - Transmission - 1.1%
             4,432  National Grid PLC                                                                                         36,981
               490  Red Electrica Corp. S.A.                                                                                  20,576
             3,652  Terna Rete Elettrica Nazionale S.P.A.                                                                     11,764
                                                                                                                              69,321
Electric Products - Miscellaneous - 0.4%
               100  Brother Industries, Ltd.                                                                                     806
               500  Casio Computer Co., Ltd.                                                                                   3,783
             1,000  Hitachi, Ltd.                                                                                              3,482
               558  Legrand S.A.                                                                                              11,155
             4,000  SANYO Electric Co., Ltd.*                                                                                  6,555
                                                                                                                              25,781
Electronic Components - Miscellaneous - 1.0%
               600  Hoya Corp.                                                                                                10,356
               165  Koninklijke Philips Electronics N.V.                                                                       2,975
               200  Kyocera Corp.                                                                                             15,500
               100  Mabuchi Motor Co., Ltd.                                                                                    4,514
             1,000  Minebea Co., Ltd.                                                                                          3,859
               100  Murata Manufacturing Co., Ltd.                                                                             4,013
             5,000  NEC Corp.                                                                                                 16,443
               100  Nidec Corp.                                                                                                5,498
                                                                                                                              63,158
Electronic Components - Semiconductors - 0.5%
                50  Q-Cells S.E.*                                                                                              1,042
               200  Rohm Co., Ltd.                                                                                            12,185
               244  Solarworld A.G.                                                                                            6,767
             1,207  STMicroelectronics N.V.                                                                                    7,965
                                                                                                                              27,959
Electronic Connectors - 0.2%
               100  Hirose Electric Co., Ltd.                                                                                 10,403
Electronic Measuring Instruments - 0.1%
               300  Advantest Corp.                                                                                            4,735
Electronics - Military - 0.1%
               658  Safran S.A.                                                                                                7,822
Energy - Alternate Sources - 0.4%
               600  Renewable Energy Corp. A.S.*                                                                               5,506
               432  Verbund - Oesterreichische Elektrizitaetswirtschafts A.G.                                                 17,707
                                                                                                                              23,213
Engineering - Research and Development Services - 0.7%
             1,675  ABB, Ltd.                                                                                                 23,676
             1,000  JGC Corp.                                                                                                 13,037
             4,000  Singapore Technologies Engineering, Ltd.                                                                   6,905
                92  WorleyParsons, Ltd.                                                                                        1,225
                                                                                                                              44,843
Enterprise Software/Services - 0.8%
               336  Autonomy Corp. PLC*                                                                                        7,066
               200  Nomura Research Institute, Ltd.                                                                            3,546
               300  Oracle Corp. Japan                                                                                        10,571
               673  SAP A.G.                                                                                                  25,469
                                                                                                                              46,652
Entertainment Software - 0%
               100  Square Enix Co., Ltd.                                                                                      1,797
Filtration and Separations Products - 0%
               192  Afla Laval A.B.                                                                                            1,708
Finance - Consumer Loans - 0%
                80  Acom Co., Ltd.                                                                                             1,922
Finance - Credit Card - 0%
               100  Credit Saison Company, Ltd.                                                                                1,115
Finance - Investment Bankers/Brokers - 1.1%
               432  Credit Suisse Group A.G.                                                                                  16,514
             1,000  Daiwa Securities Group, Inc.                                                                               5,205
             1,227  ICAP PLC                                                                                                   6,717
               368  Macquarie Bank, Ltd.                                                                                       8,904
               396  Mediobanca S.P.A.                                                                                          4,561
               200  Nomura Holdings, Inc.                                                                                      1,200
             3,000  Shinko Securities Co., Ltd.                                                                                6,960
             1,252  UBS A.G.                                                                                                  17,226
                                                                                                                              67,287
Finance - Leasing Companies - 0.1%
               150  Mitsubishi UFJ Lease & Finance Co., Ltd.                                                                   3,468
Finance - Other Services - 0.4%
               297  ASX, Ltd.                                                                                                  7,046
                70  Deutsche Boerse A.G.                                                                                       5,092
               600  Hong Kong Exchanges & Clearing, Ltd.                                                                       6,900
               159  London Stock Exchange Group PLC                                                                            1,755
             1,000  Singapore Exchange, Ltd.                                                                                   4,201
                                                                                                                              24,994
Food - Catering - 0.7%
             3,986  Compass Group PLC                                                                                         19,046
               472  Sodexo                                                                                                    22,555
                                                                                                                              41,601
Food - Dairy Products - 0.1%
             3,077  Parmalat S.P.A.                                                                                            6,128
Food - Flour and Grain - 0.3%
             1,500  Nisshin Seifun Group, Inc.                                                                                15,464
Food - Meat Products - 0.2%
             1,000  Nippon Meat Packers, Inc.                                                                                 10,296
Food - Miscellaneous/Diversified - 2.1%
               610  Associated British Foods PLC                                                                               6,445
             1,301  Cadbury PLC                                                                                                9,747
                45  Danisco A/S                                                                                                1,476
                50  Groupe Danone                                                                                              2,383
               230  Kerry Group PLC                                                                                            4,721
             1,000  Kikkoman Corp.                                                                                             8,913
               217  MEIJI Holdings Co., Ltd.                                                                                   6,624
             1,620  Nestle S.A.                                                                                               52,703
               100  Nissin Foods Holdings Co., Ltd.                                                                            2,704
               800  Orkla A.S.A.                                                                                               5,795
               865  Unilever N.V.                                                                                             17,103
               526  Unilever PLC                                                                                              10,263
                                                                                                                             128,877
Food - Retail - 1.8%
                82  Carrefour S.A.                                                                                             3,316
                45  Casino Guichard Perrachon S.A.                                                                             2,819
                72  Colruyt S.A.                                                                                              16,393
               209  Delhaize Group                                                                                            14,063
               301  J Sainsbury PLC                                                                                            1,463
               415  Jeronimo Martins SGPS S.A.                                                                                 2,331
               465  Koninklijke Ahold N.V.                                                                                     5,115
                57  Metro A.G.                                                                                                 2,423
             4,642  Tesco PLC                                                                                                 23,038
             1,573  WM Morrison Supermarkets PLC                                                                               5,714
             1,811  Woolworths, Ltd.                                                                                          35,129
                                                                                                                             111,804
Food - Wholesale/Distribution - 0.3%
             5,262  Metcash, Ltd.                                                                                             15,893
Gambling - Non-Hotel - 0.2%
               401  OPAP S.A.                                                                                                 12,415
               260  TABCORP Holdings, Ltd.                                                                                     1,408
                                                                                                                              13,823
Gas - Distribution - 0.5%
             3,744  Centrica PLC                                                                                              12,549
               373  Enagas                                                                                                     6,519
             4,600  Hong Kong & China Gas Co., Ltd.                                                                            8,576
             1,000  Toho Gas Co., Ltd.                                                                                         4,265
                                                                                                                              31,909
Gas - Transportation - 0.1%
             2,120  Snam Rete Gas S.P.A.                                                                                       8,412
Gold Mining - 0.1%
               179  Newcrest Mining, Ltd.                                                                                      3,891
Hotels and Motels - 0.2%
               157  Accor S.A.                                                                                                 6,663
               649  Intercontinental Hotels Group PLC                                                                          6,166
                                                                                                                              12,829
Human Resources - 0.5%
               237  Adecco S.A.                                                                                                9,349
             1,352  Capita Group PLC                                                                                          13,610
             3,620  Hays PLC                                                                                                   4,790
               199  Randstad Holding N.V.                                                                                      4,536
                                                                                                                              32,285
Import/Export - 0.3%
               400  Mitsubishi Corp.                                                                                           6,149
               400  Mitsui & Company, Ltd.                                                                                     4,191
               800  Sumitomo Corp.                                                                                             6,944
               100  Toyota Tsusho Corp.                                                                                        1,175
                                                                                                                              18,459
Industrial Automation and Robotics - 0.1%
               100  Fanuc, Ltd.                                                                                                7,200
Industrial Gases - 0.8%
               281  Air Liquide S.A.                                                                                          22,913
               218  Linde A.G.                                                                                                17,329
             1,000  Taiyo Nippon Sanso Corp.                                                                                   6,995
                                                                                                                              47,237
Internet Brokers - 0%
               100  Matsui Securities Co., Ltd.                                                                                  705
Internet Financial Services - 0%
                13  SBI Holdings, Inc.                                                                                         1,537
Investment Companies - 0.6%
             1,590  Investor A.B. - Class B                                                                                   22,997
             1,456  Man Group PLC                                                                                              5,367
               291  Marfin Investment Group S.A.                                                                               1,250
               145  Pargesa Holding S.A.                                                                                       9,191
                                                                                                                              38,805
Investment Management and Advisory Services - 0.2%
               922  Schroders PLC                                                                                             11,229
Leisure and Recreation Products - 0%
               100  Sega Sammy Holdings, Inc.                                                                                    902
Life and Health Insurance - 1.1%
             1,486  Alleanza Assicurzioni S.P.A.                                                                               9,942
             1,087  AMP, Ltd.                                                                                                  4,084
             2,038  Aviva PLC                                                                                                  9,298
             3,475  AXA Asia Pacific Holdings, Ltd.                                                                            9,873
             4,434  Friends Provident PLC                                                                                      4,186
             6,092  Legal & General Group PLC                                                                                  5,201
            10,742  Old Mutual PLC                                                                                            10,747
             1,435  Prudential PLC                                                                                             8,274
                 1  Sony Financial Holdings, Inc.                                                                              3,122
               200  T&D Holdings, Inc.                                                                                         5,945
                                                                                                                              70,672
Lighting Products and Systems - 0.1%
               400  Ushio, Inc.                                                                                                5,184
Lottery Services - 0.3%
               303  Lottomatica S.P.A.                                                                                         6,241
             5,631  Tatts Group, Ltd.                                                                                         11,332
                                                                                                                              17,573
Machine Tools and Related Products - 0.1%
               400  THK Co., Ltd.                                                                                              5,520
Machinery - Construction and Mining - 0.2%
               600  Atlas Copco A.B. - Class A                                                                                 5,584
               448  Atlas Copco A.B. - Class B                                                                                 3,715
                                                                                                                               9,299
Machinery - Electrical - 0.3%
               157  Schindler Holding A.G.                                                                                     8,236
               100  SMC Corp.                                                                                                  9,705
                                                                                                                              17,941
Machinery - Farm - 0.2%
             2,000  Kubota Corp.                                                                                              12,008
Machinery - General Industrial - 0.7%
               141  Alstom S.A.                                                                                                8,811
             1,000  Amada Co., Ltd.                                                                                            6,108
             2,000  Kawasaki Heavy Industries, Ltd.                                                                            4,273
               104  Kone Oyj - Class B                                                                                         2,844
                35  MAN A.G.                                                                                                   2,139
             2,000  Mitsubishi Heavy Industries, Ltd.                                                                          6,490
               621  Zardoya Otis S.A.                                                                                         12,709
                                                                                                                              43,374
Medical - Biomedical and Genetic - 0.5%
               589  CSL, Ltd.                                                                                                 14,720
               202  Novozymes A/S                                                                                             13,726
                                                                                                                              28,446
Medical - Drugs - 7.0%
               223  Actelion, Ltd.*                                                                                           10,185
               400  Astellas Pharma, Inc.                                                                                     13,052
             1,576  AstraZeneca PLC                                                                                           55,249
               400  Chugai Pharmaceutical Co., Ltd.                                                                            7,417
               200  Daiichi Sankyo Co., Ltd.                                                                                   3,364
             1,200  Dainippon Sumitomo Pharma Co., Ltd.                                                                        9,577
               400  Eisai Company, Ltd.                                                                                       10,795
               558  Elan Corp. PLC*                                                                                            3,360
             4,125  GlaxoSmithKline PLC                                                                                       63,678
               200  Hisamitsu Pharmaceutical Co., Inc.                                                                         5,652
                45  Ipsen S.A.                                                                                                 1,838
               140  Merck KGaA                                                                                                12,501
             1,000  Mitsubishi Tanabe Pharma Corp.                                                                             9,478
             1,355  Novartis A.G.                                                                                             51,191
               648  Novo Nordisk A/S                                                                                          30,752
               100  ONO Pharmaceutical Co., Ltd.                                                                               4,243
               489  Orion Oyj - Class B                                                                                        7,090
               406  Roche Holding A.G.                                                                                        51,318
               564  Sanofi-Aventis S.A.                                                                                       32,457
               100  Santen Pharmaceutical Co., Ltd.                                                                            2,822
               725  Shire PLC                                                                                                  9,053
             1,000  Taisho Pharmaceutical Co., Ltd.                                                                           18,302
               300  Takeda Pharmaceutical Co., Ltd.                                                                           10,665
               314  UCB S.A.                                                                                                   8,549
                                                                                                                             432,588
Medical - Wholesale Drug Distributors - 0%
               100  Suzuken Co., Ltd.                                                                                          2,461
Medical Instruments - 0.1%
               437  Getinge A.B.                                                                                               5,114
Medical Products - 1.1%
               243  Cochlear, Ltd.                                                                                             8,784
               208  Coloplast A/S                                                                                             14,218
                20  Fresenius S.E.                                                                                               840
                86  Nobel Biocare Holding A.G.                                                                                 1,757
               795  Smith & Nephew PLC                                                                                         5,618
                 7  Straumann Holding A.G.                                                                                     1,284
               248  Synthes, Inc.                                                                                             25,193
               200  Terumo Corp.                                                                                               7,566
                                                                                                                              65,260
Metal - Aluminum - 0.1%
             1,700  Alumina, Ltd. **,+8+                                                                                       1,808
               400  Norsk Hydro A.S.A.                                                                                         1,768
                                                                                                                               3,576
Metal - Copper - 0.2%
               944  Antofagasta PLC                                                                                            8,111
               363  Kazakhmys PLC                                                                                              2,821
                                                                                                                              10,932
Metal - Diversified - 0.5%
               161  Eurasian Natural Resources Corp.                                                                           1,394
             4,000  Mitsui Mining & Smelting Co., Ltd.                                                                         7,898
               266  Rio Tinto PLC                                                                                             10,877
               121  Rio Tinto, Ltd.                                                                                            5,656
               345  Vedanta Resources PLC                                                                                      5,403
                                                                                                                              31,228
Metal Processors and Fabricators - 0.2%
               762  Assa Abloy A.B. - Class B                                                                                  9,030
                91  Sims Metal Management, Ltd.                                                                                1,319
               376  SKF A.B.                                                                                                   4,123
                                                                                                                              14,472
Mining Services - 0%
                 8  Eramet                                                                                                     1,714
Motion Pictures and Services - 0.1%
               600  Toho Co., Ltd.                                                                                             7,914
MRI and Medical Diagnostic Imaging Center - 0.2%
             1,120  Sonic Healthcare, Ltd.                                                                                     9,500
Multi-Line Insurance - 2.5%
             1,685  Aegon N.V.                                                                                                 8,561
               157  Allianz S.E.                                                                                              14,380
               259  Assicurazioni Generali S.P.A.                                                                              5,261
               923  AXA S.A.                                                                                                  15,378
               158  Baloise Holding A.G.                                                                                      11,568
               162  CNP Assurances                                                                                            12,791
               547  ING Groep N.V.                                                                                             5,033
             4,458  Mapfre S.A.                                                                                               12,729
             1,273  Sampo Oyj - Class A                                                                                       23,811
               120  Topdanmark A/S*                                                                                           14,212
                50  Vienna Insurance Group                                                                                     1,958
               153  Zurich Financial Services A.G.                                                                            28,265
                                                                                                                             153,947
Multimedia - 1.0%
               180  Lagardere S.C.A.                                                                                           5,635
             1,388  Pearson PLC                                                                                               14,441
               404  Thomson Reuters PLC                                                                                       10,443
               783  Vivendi S.A.                                                                                              21,106
             1,361  WPP PLC                                                                                                    9,306
                                                                                                                              60,931
Non-Ferrous Metals - 0.1%
             2,000  Mitsubishi Materials Corp.                                                                                 5,735
Office Automation and Equipment - 0.8%
               700  Canon, Inc.                                                                                               21,114
               183  Neopost S.A.                                                                                              15,461
             1,000  Ricoh Co, Ltd.                                                                                            12,237
               100  Seiko Epson Corp.                                                                                          1,407
                                                                                                                              50,219
Office Supplies and Forms - 0.2%
               246  Societe BIC S.A.                                                                                          13,162
Oil - Field Services - 0.3%
               596  AMEC PLC                                                                                                   5,432
                17  Fugro N.V.                                                                                                   607
                71  Saipem S.P.A.                                                                                              1,526
               189  SBM Offshore N.V.                                                                                          3,042
               137  Technip S.A.                                                                                               5,869
                                                                                                                              16,476
Oil and Gas Drilling - 0.2%
             1,000  Seadrill, Ltd.                                                                                            10,834
Oil Companies - Exploration and Production - 1.6%
               328  Cairn Energy PLC*                                                                                         10,356
                 1  INPEX Corp.                                                                                                6,268
               100  Japan Petroleum Exploration Co.                                                                            3,904
             1,642  Lundin Pertroleum A.B.*                                                                                   10,729
             2,445  Origin Energy, Ltd.                                                                                       28,968
             1,031  Santos, Ltd.                                                                                              12,325
             1,321  Tullow Oil PLC                                                                                            15,592
               407  Woodside Petroleum, Ltd.                                                                                  11,302
                                                                                                                              99,444
Oil Companies - Integrated - 5.0%
             2,140  BG Group PLC                                                                                              34,399
             7,785  BP PLC                                                                                                    55,186
             1,809  ENI S.P.A.                                                                                                39,198
               153  OMV A.G.                                                                                                   4,761
               752  Repsol YPF S.A.                                                                                           14,309
             2,213  Royal Dutch Shell PLC - Class A                                                                           51,258
             1,861  Royal Dutch Shell PLC - Class B                                                                           42,670
               858  StatoilHydro A.S.A.                                                                                       16,081
               939  Total S.A.                                                                                                46,950
                                                                                                                             304,812
Oil Refining and Marketing - 0.9%
               322  Caltex Australia, Ltd.                                                                                     2,312
             1,000  Cosmo Oil Co.                                                                                              2,834
               795  Hellenic Petroleum S.A.                                                                                    7,748
               114  Neste Oil OYJ                                                                                              1,475
             2,000  Nippon Mining Holdings, Inc.                                                                               9,120
             1,000  Nippon Oil Corp.                                                                                           5,212
             1,656  Saras S.P.A.                                                                                               4,843
             1,400  Showa Shell Sekiyu K.K.                                                                                   12,284
             1,000  TonenGeneral Sekiyu K.K.                                                                                   9,469
                                                                                                                              55,297
Optical Supplies - 0.2%
               140  Cie Generale d'Optique Essilor International S.A.                                                          6,025
               438  Luxottica Group S.P.A.                                                                                     8,082
                                                                                                                              14,107
Paper and Related Products - 0.5%
               455  Holmen A.B. - Class B                                                                                     10,105
             1,000  OJI Paper Co., Ltd.                                                                                        4,300
               635  Stora Enso Oyj - Class R                                                                                   3,641
               345  Svenska Cellulosa                                                                                          3,339
               989  UPM-Kymmene Oyj                                                                                            8,842
                                                                                                                              30,227
Photo Equipment and Supplies - 0.3%
               500  Konica Minolta Holdings, Inc.                                                                              4,048
             1,000  Olympus Corp.                                                                                             16,300
                                                                                                                              20,348
Platinum - 0%
                65  Lonmin PLC                                                                                                 1,364
Power Converters and Power Supply Equipment - 0.2%
                58  Gamesa Corporacion Tecnologica S.A.                                                                        1,088
                96  Schneider Electric S.A.                                                                                    7,238
               100  Vestas Wind Systems A/S*                                                                                   6,510
                                                                                                                              14,836
Printing - Commercial - 0.2%
             1,000  Dai Nippon Printing Co., Ltd.                                                                             10,586
Property and Casualty Insurance - 1.4%
               593  Admiral Group PLC                                                                                          7,909
             1,000  Aioi Insurance Co., Ltd.                                                                                   4,362
             4,002  Insurance Australia Group, Ltd.                                                                           10,084
               400  Mitsui Sumitomo Insurance Group Holdings, Inc.                                                            10,896
             1,000  Nissay Dowa General Insurance Co., Ltd.                                                                    4,277
             1,307  QBE Insurance Group, Ltd.                                                                                 20,607
             1,000  Sompo Japan Insurance, Inc.                                                                                5,990
               400  Tokio Marine Holdings, Inc.                                                                               10,574
               252  TrygVesta A/S                                                                                             13,803
                                                                                                                              88,502
Public Thoroughfares - 0.3%
               487  Abertis Infraestucturas S.A.                                                                               8,736
             5,491  Macquarie Infrastructure Group                                                                             5,389
               786  Transurban Group                                                                                           2,551
                                                                                                                              16,676
Publishing - Books - 0.2%
               281  Reed Elsevier N.V.                                                                                         3,090
             1,037  Reed Elsevier PLC                                                                                          7,697
                                                                                                                              10,787
Publishing - Newspapers - 0%
             1,000  Singapore Press Holdings, Ltd.                                                                             1,953
Publishing - Periodicals - 0.2%
               889  United Business Media PLC                                                                                  6,030
               386  Wolters Kluwer N.V.                                                                                        6,360
                                                                                                                              12,390
Real Estate Management/Services - 0.3%
               200  Aeon Mall Co., Ltd.                                                                                        2,622
             1,000  Mitsubishi Estate Co., Ltd.                                                                               13,049
               300  Nomura Real Estate Holdings, Inc.                                                                          4,918
                                                                                                                              20,589
Real Estate Operating/Development - 1.4%
             1,000  Cheng Kong Holdings, Ltd.                                                                                 10,329
             1,000  Hang Lung Group, Ltd.                                                                                      3,665
             2,000  Hang Lung Properties, Ltd.                                                                                 5,639
             1,000  Henderson Land Development Co., Ltd.                                                                       4,664
             2,400  Hopewell Holdings, Ltd.                                                                                    6,221
             1,000  Hysan Development Co., Ltd.                                                                                1,821
               500  Kerry Properties, Ltd.                                                                                     1,527
               400  Leopalace21 Corp.                                                                                          2,926
             1,000  Mitsui Fudosan Co., Ltd.                                                                                  12,568
             3,000  New World Development, Ltd.                                                                                3,928
                 7  NTT Urban Development Corp.                                                                                5,657
             1,000  Sumitomo Realty & Development Co., Ltd.                                                                   11,967
             1,000  Sun Hung Kai Properties, Ltd.                                                                             10,305
             1,000  Tokyu Land Corp.                                                                                           3,342
                                                                                                                              84,559
Reinsurance - 0.9%
               132  Hannover Rueckversicherung A.G.                                                                            4,274
               256  Muenchener Rueckversicherungs A.G.                                                                        34,846
               738  SCOR S.E.                                                                                                 15,540
               109  Swiss Reinsurance                                                                                          2,573
                                                                                                                              57,233
REIT - Diversified - 0.6%
               841  British Land Co. PLC                                                                                       5,290
               284  Corio N.V.                                                                                                12,573
             1,805  Dexus Property Group                                                                                         953
                52  Gecina S.A.                                                                                                2,817
                52  Klepierre                                                                                                  1,137
               350  Land Securities Group PLC                                                                                  2,872
                88  Unibail-Rodamco                                                                                           13,066
                                                                                                                              38,708
REIT - Office Property - 0.2%
                39  ICADE                                                                                                      3,006
                 3  Japan Prime Realty Investment Corp.                                                                        5,171
                 1  Nomura Real Estate Office Fund, Inc.                                                                       5,154
                                                                                                                              13,331
REIT - Shopping Centers - 0.3%
             7,910  CFS Retail Property Trust                                                                                  9,465
                 1  Japan Retail Fund Investment Corp.                                                                         3,517
               627  Westfield Group                                                                                            4,870
                                                                                                                              17,852
Resorts and Theme Parks - 0.1%
               100  Oriental Land Co., Ltd.                                                                                    6,299
Retail - Apparel and Shoe - 0.9%
               100  Fast Retailing Co., Ltd.                                                                                  10,463
               344  Hennes & Mauritz A.B. - Class B                                                                           15,386
               312  Inditex S.A.                                                                                              13,312
               563  Next PLC                                                                                                  13,464
                                                                                                                              52,625
Retail - Automobile - 0%
                40  USS Co., Ltd.                                                                                              1,809
Retail - Building Products - 0.3%
             6,109  Kingfisher PLC                                                                                            16,626
Retail - Jewelry - 0%
               100  Compagnie Financiere Richemont S.A.                                                                        1,792
Retail - Major Department Stores - 0.4%
             2,351  Home Retail Group PLC                                                                                      8,630
               100  Isetan Mitsukoshi Holdings, Ltd.                                                                             841
             1,000  J. Front Retailing Co., Ltd.                                                                               4,098
               548  Marks & Spencer Group PLC                                                                                  2,725
               200  MARUI GROUP Co., Ltd.                                                                                      1,107
                55  PPR                                                                                                        4,203
                                                                                                                              21,604
Retail - Miscellaneous/Diversified - 0.4%
               200  Aeon Co., Ltd.                                                                                             1,562
               600  Seven & I Holdings Co., Ltd.                                                                              13,562
             1,000  UNY Co., Ltd.                                                                                              7,293
                79  Wesfarmers, Ltd.                                                                                           1,297
                                                                                                                              23,714
Retail - Restaurants - 0%
               108  Whitbread PLC                                                                                              1,498
Rubber - Tires - 0.2%
               300  Bridgestone Corp.                                                                                          4,453
               108  Compagnie Generale des Etablissements Michelin - Class B                                                   5,510
               500  Sumitomo Rubber Industries, Inc.                                                                           3,440
                                                                                                                              13,403
Rubber and Vinyl - 0%
               100  JSR Corp.                                                                                                  1,211
Satellite Telecommunications - 0.4%
               435  Eutelsat Communications*                                                                                   9,414
               969  SES S.A. (FDR)                                                                                            17,457
                                                                                                                              26,871
Schools - 0.1%
               100  Benesse Corp.                                                                                              3,817
Security Services - 0.7%
             5,564  G4S PLC                                                                                                   15,426
               100  Secom Co., Ltd.                                                                                            3,699
             2,510  Securitas A.B - Class B                                                                                   20,847
                                                                                                                              39,972
Semiconductor Equipment - 0.2%
               362  ASML Holdings N.V.                                                                                         7,356
               100  Tokyo Electron, Ltd.                                                                                       4,559
                                                                                                                              11,915
Soap and Cleaning Preparations - 0.6%
               910  Reckitt Benckiser Group PLC                                                                               35,827
Steel - Producers - 0.4%
               270  Acerinox S.A.                                                                                              4,112
               376  ArcelorMittal                                                                                              8,825
             1,000  Nisshin Steel Company, Ltd.                                                                                1,933
                92  Rautaruukki Oyj                                                                                            1,718
               148  Ssab Svenskt Stal A.B.                                                                                     1,409
             2,000  Sumitomo Metal Industries, Ltd.                                                                            4,646
               100  Tokyo Steel Manufacturing Co., Ltd.                                                                        1,016
                                                                                                                              23,659
Steel - Specialty - 0.1%
             1,000  Daido Steel Co., Ltd.                                                                                      3,352
               108  Outokumpu OYJ                                                                                              1,605
                                                                                                                               4,957
Steel Pipe and Tube - 0%
                15  Vallourec S.A.                                                                                             1,629
Storage and Warehousing - 0.2%
             1,000  Mitsubishi Logistics Corp.                                                                                 9,504
Sugar - 0.1%
               144  Suedzucker A.G.                                                                                            2,775
             1,018  Tate & Lyle PLC                                                                                            4,133
                                                                                                                               6,908
Telecommunication Equipment - 0%
               775  Aclatel-Lucent                                                                                             1,961
Telecommunication Services - 0.2%
             3,000  Singapore Telecommunications, Ltd.                                                                         5,161
               351  Tele2 A.B. - Class B                                                                                       3,326
             1,081  Telecom Corporation of New Zealand, Ltd.                                                                   1,726
               781  TeliaSonera A.B.                                                                                           3,691
                                                                                                                              13,904
Telephone - Integrated - 4.2%
               551  Belgacom S.A.                                                                                             15,979
               952  BT Group PLC                                                                                               1,322
             2,592  Deutsche Telekom A.G.                                                                                     31,514
               399  Elisa Oyj                                                                                                  5,296
             1,246  France Telecom S.A.                                                                                       27,644
               369  Hellenic Telecommunication Organization S.A.                                                               5,649
             2,589  Koninklijke KPN N.V.                                                                                      31,101
               200  Nippon Telegraph & Telephone Corp.                                                                         7,498
             1,923  Portugal Telecom SGPS S.A.                                                                                14,713
               200  Softbank Corp.                                                                                             3,134
               134  Swisscom A.G.                                                                                             34,893
            11,516  Telecom Italia S.P.A.                                                                                     14,554
             9,226  Telecom Italia S.P.A.                                                                                      8,230
             1,835  Telefonica S.A.                                                                                           34,837
               407  Telekom Austria A.G.                                                                                       5,352
             5,848  Telstra Corp., Ltd.                                                                                       14,146
                                                                                                                             255,862
Television - 0.6%
               210  Gestevision Telecinco S.A.                                                                                 1,971
               560  M6-Metropole Television                                                                                   10,455
             3,356  Mediaset S.P.A.                                                                                           18,840
               645  Societe Television Francaise 1                                                                             6,028
                                                                                                                              37,294
Textile - Products - 0.3%
             1,000  Kuraray Co., Ltd.                                                                                          8,535
             2,000  Mitsubishi Rayon Co., Ltd.                                                                                 4,171
             1,000  Toray Industries, Inc.                                                                                     4,412
                                                                                                                              17,118
Tobacco - 1.4%
             2,694  British American Tobacco PLC                                                                              65,352
               425  Imperial Tobacco Group PLC                                                                                 9,714
               778  Swedish Match A.B.                                                                                        11,138
                                                                                                                              86,204
Tools - Hand Held - 0%
               100  Makita Corp.                                                                                               2,292
Toys - 0.5%
               100  Namco Bandai Holdings, Inc.                                                                                  990
               100  Nintendo Co., Ltd.                                                                                        26,759
                                                                                                                              27,749
Transportation - Marine - 0.4%
                 1  A.P. Moller - Maersk Group - Class A                                                                       5,707
                 1  A.P. Moller - Maersk Group - Class B                                                                       5,795
               370  Frontline, Ltd.                                                                                            7,427
             1,000  Nippon Yusen K.K.                                                                                          4,091
                                                                                                                              23,020
Transportation - Railroad - 1.1%
               100  East Japan Railway Co.                                                                                     5,634
             1,000  Hankyu Hanshin Holdings, Inc.                                                                              4,680
             3,000  Keio Corp.                                                                                                17,001
             1,000  Keisei Electric Railway Co., Ltd.                                                                          4,735
             1,000  Kintetsu Corp.                                                                                             4,353
             3,000  MTR Corp.                                                                                                  7,596
             1,000  Odakyu Electric Railway Co., Ltd.                                                                          8,173
             1,000  Tobu Railway Co., Ltd.                                                                                     5,228
             1,000  Tokyu Corp.                                                                                                4,261
                 1  West Japan Railway Co.                                                                                     3,060
                                                                                                                              64,721
Transportation - Services - 0.3%
             3,000  ComfortDelgro Corp., Ltd.                                                                                  2,865
               439  Deutsche Post A.G.                                                                                         4,982
                46  Kuehne + Nagel International A.G.                                                                          3,458
               413  TNT N.V.                                                                                                   7,607
               504  Toll Holdings, Ltd.                                                                                        2,157
                                                                                                                              21,069
Transportation - Truck - 0.1%
               237  DSV A/S                                                                                                    2,691
             1,000  Nippon Express Co., Ltd.                                                                                   3,569
                                                                                                                               6,260
Travel Services - 0.1%
               507  Thomas Cook Group PLC                                                                                      1,951
               630  Tui Travel PLC                                                                                             2,339
                                                                                                                               4,290
Warehousing and Harbor Transport Services - 0.2%
             2,000  Kamigumi Co., Ltd.                                                                                        12,778
Water - 0.7%
               584  Severn Trent PLC                                                                                           8,981
               530  Suez Environment S.A.                                                                                      8,074
             2,684  United Utilities Group PLC                                                                                20,135
               256  Veolia Environnement                                                                                       7,023
                                                                                                                              44,213
Water Treatment Systems - 0%
               100  Kurita Water Industries, Ltd.                                                                              2,406
Web Portals/Internet Service Providers - 0.2%
                96  Iliad S.A.                                                                                                10,091
                 9  Yahoo! Japan Corp.                                                                                         2,241
                                                                                                                              12,332
Wire and Cable Products - 0.2%
             3,000  Furukawa Electronic Co., Ltd.                                                                              8,902
               312  Prysmian S.P.A                                                                                             3,791
                                                                                                                              12,693
Wireless Equipment - 0.4%
               720  Nokia OYJ                                                                                                 10,260
             1,661  Telefonaktiebolaget L.M. Ericsson - Class B                                                               14,337
                                                                                                                              24,597
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $7,271,243)                                                                                       6,115,065
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.4%
Automotive - Cars and Light Trucks - 0.1%
                53  Volkswagen A.G., 4.1600%                                                                                   3,315
Electric - Integrated - 0.1%
               184  RWE A.G., 9.1000%                                                                                         11,336
Medical Products - 0.1%
                76  Fresenius A.G., 1.7900%                                                                                    3,907
Multi-Line Insurance - 0%
             1,255  Unipol Gruppo Finanziario S.P.A., 0%                                                                       1,043
Soap and Cleaning Preparations - 0.1%
               211  Henkel A.G. & Co., KGaA, 2.4000%                                                                           5,688
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $26,871)                                                                                          25,289
------------------------------------------------------------------------------------------------------------------------------------
Rights - 0%
Beverages - Wine and Spirits - 0%
               143  Pernod-Ricard S.A., 4/29/09*                                                                                 662
Commercial Banks - 0%
               432  Banco de Valencia S.A., 5/11/09*                                                                              80
Gas - Transportation - 0%
             2,120  Snam Rete Gas S.P.A., 5/15/09*                                                                             1,627
------------------------------------------------------------------------------------------------------------------------------------
Total Rights (cost $0)                                                                                                         2,369
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $7,298,114) - 100%                                                                           6,142,723
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           April 30, 2009 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                         $    417,933              6.8%
Austria                                                 35,854              0.6%
Belgium                                                111,197              1.8%
Bermuda                                                 22,008              0.4%
Denmark                                                108,889              1.8%
Finland                                                 88,420              1.4%
France                                                 626,421             10.2%
Germany                                                366,715              6.0%
Greece                                                  27,061              0.4%
Hong Kong                                              121,328              2.0%
Ireland                                                 16,662              0.3%
Italy                                                  219,934              3.6%
Japan                                                1,456,388             23.7%
Jersey                                                  42,577              0.7%
Luxembourg                                              28,042              0.5%
Netherlands                                            167,877              2.7%
New Zealand                                             13,984              0.2%
Norway                                                  41,046              0.7%
Portugal                                                36,210              0.6%
Singapore                                               58,130              0.8%
Spain                                                  264,740              4.3%
Sweden                                                 203,627              3.3%
Switzerland                                            421,283              6.9%
United Kingdom                                       1,221,204             19.9%
United States                                           25,193              0.4%
--------------------------------------------------------------------------------
Total                                             $  6,142,723            100.0%

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

FDR               Fixed Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

*                 Non-income-producing security

**                Security is illiquid

+ Schedule of Fair Valued Securities (as of April 30, 2009)

-------------------------------------------------------------------------------------------------------------------
                                                                                               Value as a % of
Janus Adviser INTECH Risk-Managed International Fund                          Value         Investment Securities
-------------------------------------------------------------------------------------------------------------------
Alumina, Ltd.**                                                             $     1,808                       0.0%
-------------------------------------------------------------------------------------------------------------------
Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair
Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.
-------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of April 30, 2009)

                                                                                  Level 2 - Other             Level 3 -
                                                                                  Significant Observable      Significant
                                                         Level 1 - Quoted Prices  Inputs                      Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser INTECH Risk-Managed International Fund     $                    -   $            6,142,723      $                -
------------------------------------------------------------------------------------------------------------------------------------

Janus Adviser INTECH Risk-Managed Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.5%
Aerospace and Defense - 0.4%
             3,700  General Dynamics Corp.                                                                               $   191,179
               300  Raytheon Co.                                                                                              13,569
                                                                                                                             204,748
Aerospace and Defense - Equipment - 0.2%
             2,200  United Technologies Corp.                                                                                107,448
Airlines - 0.6%
             1,200  AMR Corp.*                                                                                                 5,712
             3,700  Continental Airlines, Inc. - Class B*                                                                     38,924
             9,175  Delta Air Lines, Inc.*                                                                                    56,610
            35,000  Southwest Airlines Co.                                                                                   244,300
                                                                                                                             345,546
Apparel Manufacturers - 0.4%
             4,100  VF Corp.                                                                                                 243,007
Appliances - 0%
               300  Whirlpool Corp.                                                                                           13,548
Applications Software - 0.1%
             7,300  Compuware Corp.*                                                                                          54,604
Audio and Video Products - 0%
               700  Harman International Industries, Inc.                                                                     12,733
Automotive - Cars and Light Trucks - 0%
             2,900  Ford Motor Co.*                                                                                           17,342
Automotive - Truck Parts and Equipment - Original - 0.1%
             2,100  Johnson Controls, Inc.                                                                                    39,921
Beverages - Non-Alcoholic - 0.3%
             3,100  Coca-Cola Co.                                                                                            133,455
               200  Dr. Pepper Snapple Group, Inc.*                                                                            4,142
               500  Pepsi Bottling Group, Inc.                                                                                15,635
               600  PepsiAmericas, Inc.                                                                                       14,742
               300  PepsiCo, Inc.                                                                                             14,928
                                                                                                                             182,902
Beverages - Wine and Spirits - 0.6%
             3,350  Brown-Forman Corp. - Class B                                                                             155,775
            14,300  Constellation Brands, Inc. - Class A*                                                                    165,737
                                                                                                                             321,512
Brewery - 0%
               400  Molson Coors Brewing Co. - Class B                                                                        15,300
Broadcast Services and Programming - 0%
               300  Scripps Networks Interactive, Inc. - Class A                                                               8,232
Building - Residential and Commercial - 0.1%
             1,100  Centex Corp.                                                                                              12,034
             4,400  Lennar Corp. - Class A                                                                                    42,856
             1,200  Pulte Homes, Inc.                                                                                         13,812
                                                                                                                              68,702
Building and Construction Products - Miscellaneous - 0.1%
             2,200  Owens Corning*                                                                                            39,380
Building Products - Cement and Aggregate - 0%
               100  Martin Marietta Materials, Inc.                                                                            8,403
Cable Television - 2.0%
            17,200  Cablevision Systems New York Group - Class A                                                             295,152
            56,850  Comcast Corp. - Class A                                                                                  878,901
               451  Time Warner Cable, Inc. - Class A*                                                                        14,536
                                                                                                                           1,188,589
Cellular Telecommunications - 0.2%
             3,200  Leap Wireless International, Inc.*                                                                       115,424
Chemicals - Diversified - 1.5%
               300  Dow Chemical Co.                                                                                           4,800
            10,600  E.I. du Pont de Nemours & Co.                                                                            295,740
               900  FMC Corp.                                                                                                 43,857
            11,500  PPG Industries, Inc.                                                                                     506,575
                                                                                                                             850,972
Chemicals - Specialty - 0%
               100  Sigma-Aldrich Corp.                                                                                        4,384
Coatings and Paint Products - 0.5%
             1,100  RPM International, Inc.                                                                                   15,202
            10,200  Valspar Corp.                                                                                            244,800
                                                                                                                             260,002
Commercial Banks - 2.3%
             4,200  BancorpSouth, Inc.                                                                                        97,650
             2,000  Bank of Hawaii Corp.                                                                                      70,280
             8,700  BB&T Corp.                                                                                               203,058
             2,400  City National Corp.                                                                                       87,840
             4,630  Commerce Bancshares, Inc.                                                                                153,253
             4,100  Cullen/Frost Bankers, Inc.                                                                               193,069
             4,401  First Horizon National Corp.                                                                              50,656
             3,300  Fulton Financial Corp.                                                                                    21,813
             1,800  M&T Bank Corp.                                                                                            94,410
             2,200  Marshall & Ilsley Corp.                                                                                   12,716
             1,697  Regions Financial Corp.                                                                                    7,620
             3,400  TCF Financial Corp.                                                                                       47,294
            15,995  Valley National Bancorp                                                                                  231,447
             4,700  Zions Bancorporation                                                                                      51,371
                                                                                                                           1,322,477
Commercial Services - 0.1%
             2,500  Quanta Services, Inc.*                                                                                    56,825
Commercial Services - Finance - 0.4%
               500  Lender Processing Services, Inc.                                                                          14,330
             7,200  Moody's Corp.                                                                                            212,544
                                                                                                                             226,874
Computer Services - 0.7%
             4,000  Affiliated Computer Services, Inc. - Class A                                                             193,520
             5,700  Computer Sciences Corp.*                                                                                 210,672
                                                                                                                             404,192
Computers - 0%
             2,200  Sun Microsystems, Inc.*                                                                                   20,152
Computers - Integrated Systems - 0.1%
             2,900  Brocade Communications Systems, Inc.*                                                                     16,762
             1,300  Diebold, Inc.                                                                                             34,359
             1,400  NCR Corp.*                                                                                                14,210
                                                                                                                              65,331
Computers - Memory Devices - 0%
             1,500  SanDisk Corp.*                                                                                            23,580
Computers - Peripheral Equipment - 0.1%
             1,700  Lexmark International, Inc. - Class A*                                                                    33,354
Consulting Services - 0.1%
             4,200  SAIC, Inc.*                                                                                               76,020
Consumer Products - Miscellaneous - 0.4%
             2,900  Clorox Co.                                                                                               162,545
               600  Jarden Corp.*                                                                                             12,060
             1,600  Kimberly-Clark Corp.                                                                                      78,624
                                                                                                                             253,229
Containers - Metal and Glass - 0.2%
             2,800  Ball Corp.                                                                                               105,616
Containers - Paper and Plastic - 1.1%
            12,000  Bemis Co., Inc.                                                                                          288,480
             4,300  Packaging Corp. of America                                                                                68,241
               600  Pactiv Corp.*                                                                                             13,116
            11,000  Sonoco Products Co.                                                                                      268,510
                                                                                                                             638,347
Cosmetics and Toiletries - 2.4%
            28,000  Procter & Gamble Co.                                                                                   1,384,320
Data Processing and Management - 0.2%
             1,300  Dun & Bradstreet Corp.                                                                                   105,820
               500  Fidelity National Information Services, Inc.                                                               8,925
                                                                                                                             114,745
Diagnostic Kits - 0.1%
             1,800  Inverness Medical Innovations, Inc.*                                                                      58,122
Dialysis Centers - 0.2%
             2,700  DaVita, Inc.*                                                                                            125,199
Distribution/Wholesale - 0.1%
             1,800  Genuine Parts Co.                                                                                         61,128
               800  Ingram Micro, Inc. - Class A*                                                                             11,616
                                                                                                                              72,744
Diversified Operations - 7.7%
             4,300  Carlisle Cos., Inc.                                                                                       97,825
             3,100  Cooper Industries, Ltd. - Class A                                                                        101,649
             1,300  Dover Corp.                                                                                               40,014
           237,200  General Electric Co.                                                                                   3,000,580
             8,800  Illinois Tool Works, Inc.                                                                                288,640
             2,100  Ingersoll-Rand Co. - Class A                                                                              45,717
             2,000  ITT Corp.                                                                                                 82,020
            17,800  Leggett & Platt, Inc.                                                                                    255,608
             4,600  Leucadia National Corp.                                                                                   97,658
             7,200  Pentair, Inc.                                                                                            191,808
             5,900  Teleflex, Inc.                                                                                           253,582
             3,500  Trinity Industries, Inc.                                                                                  51,135
                                                                                                                           4,506,236
Electric - Integrated - 4.4%
               100  Alliant Energy Corp.                                                                                       2,236
             3,400  Ameren Corp.                                                                                              78,268
             6,100  Consolidated Edison, Inc.                                                                                226,493
             4,100  Dominion Resources, Inc.                                                                                 123,656
             5,100  DTE Energy Co.                                                                                           150,807
             1,124  Duke Energy Corp.                                                                                         15,522
               200  Edison International                                                                                       5,702
             1,700  Exelon Corp.                                                                                              78,421
             4,600  FirstEnergy Corp.                                                                                        188,140
               100  FPL Group, Inc.                                                                                            5,379
            11,700  Hawaiian Electric Industries, Inc.                                                                       181,818
             3,500  Integrys Energy Group, Inc.                                                                               92,435
            20,400  MDU Resources Group, Inc.                                                                                358,428
               600  Northeast Utilities                                                                                       12,612
             4,900  NSTAR                                                                                                    153,909
             2,500  OGE Energy Corp.                                                                                          64,275
             8,100  PG&E Corp.                                                                                               300,672
             3,400  Pinnacle West Capital Corp.                                                                               93,092
             2,800  Progress Energy, Inc.                                                                                     95,536
             1,600  SCANA Corp.                                                                                               48,352
             5,700  Southern Co.                                                                                             164,616
             8,000  TECO Energy, Inc.                                                                                         84,720
               400  Wisconsin Energy Corp.                                                                                    15,984
               300  Xcel Energy, Inc.                                                                                          5,532
                                                                                                                           2,546,605
Electric Products - Miscellaneous - 0.2%
             7,400  Molex, Inc.                                                                                              123,358
Electronic Components - Miscellaneous - 0.1%
             8,500  Jabil Circuit, Inc.                                                                                       68,850
               875  Tyco Electronics, Ltd.                                                                                    15,260
                                                                                                                              84,110
Electronic Components - Semiconductors - 0.2%
               500  Cree, Inc.*                                                                                               13,695
             2,100  Intel Corp.                                                                                               33,138
               800  International Rectifier Corp.*                                                                            13,504
             2,200  Intersil Corp. - Class A                                                                                  25,520
             2,500  Micron Technology, Inc.*                                                                                  12,200
                                                                                                                              98,057
Electronic Connectors - 0.4%
             6,600  Thomas & Betts Corp.*                                                                                    205,392
Engineering - Research and Development Services - 0.3%
               800  Aecom Techonology Corp.*                                                                                  20,584
               900  KBR, Inc.                                                                                                 14,058
             3,100  URS Corp.*                                                                                               136,586
                                                                                                                             171,228
Fiduciary Banks - 0.4%
             6,224  Bank of New York Mellon Corp.                                                                            158,588
               200  Northern Trust Corp.                                                                                      10,872
             1,100  State Street Corp.                                                                                        37,543
                                                                                                                             207,003
Finance - Consumer Loans - 0%
             4,300  SLM Corp.*                                                                                                20,769
Finance - Credit Card - 0.2%
            13,700  Discover Financial Services                                                                              111,381
Finance - Investment Bankers/Brokers - 3.3%
            10,100  Citigroup, Inc.                                                                                           30,805
             2,600  Goldman Sachs Group, Inc.                                                                                334,100
             7,400  Jefferies Group, Inc.                                                                                    144,818
            31,700  JPMorgan Chase & Co.                                                                                   1,046,100
             9,300  Morgan Stanley                                                                                           219,852
             9,600  Raymond James Financial, Inc.                                                                            150,624
                                                                                                                           1,926,299
Finance - Other Services - 0.1%
               100  CME Group, Inc.                                                                                           22,135
               800  Nasdaq Stock Market, Inc.*                                                                                15,384
               600  NYSE Euronext                                                                                             13,902
                                                                                                                              51,421
Financial Guarantee Insurance - 0%
             4,500  MBIA, Inc.*                                                                                               21,285
Food - Canned - 0%
             2,800  Del Monte Foods Co.                                                                                       21,140
Food - Confectionery - 0.9%
             7,100  Hershey Co.                                                                                              256,594
             7,000  J.M. Smucker Co.                                                                                         275,800
                                                                                                                             532,394
Food - Dairy Products - 0%
               900  Dean Foods Co.*                                                                                           18,630
Food - Meat Products - 0.2%
             2,500  Smithfield Foods, Inc.*                                                                                   21,600
             7,600  Tyson Foods, Inc. - Class A                                                                               80,104
                                                                                                                             101,704
Food - Miscellaneous/Diversified - 4.4%
            14,100  Campbell Soup Co.                                                                                        362,652
               600  ConAgra Foods, Inc.                                                                                       10,620
             5,200  Corn Products International, Inc.                                                                        124,280
             9,300  General Mills, Inc.                                                                                      471,417
            12,700  H.J. Heinz Co.                                                                                           437,134
            10,600  Kellogg Co.                                                                                              446,366
            25,652  Kraft Foods, Inc. - Class A                                                                              600,257
             1,100  McCormick & Co., Inc.                                                                                     32,395
             6,900  Sara Lee Corp.                                                                                            57,408
                                                                                                                           2,542,529
Food - Retail - 0.7%
            19,000  Kroger Co.                                                                                               410,780
Forestry - 0%
               100  Plum Creek Timber Co., Inc.                                                                                3,452
Gas - Distribution - 0.5%
             1,100  Atmos Energy Corp.                                                                                        27,181
             3,300  National Fuel Gas Co.                                                                                    107,943
               500  NiSource, Inc.                                                                                             5,495
               200  Sempra Energy                                                                                              9,204
               100  Southern Union Co.                                                                                         1,591
             5,500  UGI Corp.                                                                                                126,170
             1,600  Vectren Corp.                                                                                             35,472
                                                                                                                             313,056
Hospital Beds and Equipment - 0%
             2,100  Hill-Rom Holdings, Inc.                                                                                   27,258
Human Resources - 0.1%
             1,300  Manpower, Inc.                                                                                            56,017
Independent Power Producer - 0%
             2,300  Reliant Energy, Inc.*                                                                                     11,408
Instruments - Scientific - 0.1%
             1,500  PerkinElmer, Inc.                                                                                         21,855
             1,700  Thermo Fisher Scientific, Inc.*                                                                           59,636
                                                                                                                              81,491
Insurance Brokers - 0.9%
               600  AON Corp.                                                                                                 25,320
             1,400  Arthur J. Gallagher & Co.                                                                                 31,472
            12,100  Brown & Brown, Inc.                                                                                      235,466
            10,600  Marsh & McLennan Cos., Inc.                                                                              223,554
                                                                                                                             515,812
Internet Content - Information/News - 0.2%
             8,200  HLTH Corp.*                                                                                               90,200
Internet Security - 0.2%
             8,100  Symantec Corp.*                                                                                          139,725
Investment Management and Advisory Services - 0.1%
               700  Ameriprise Financial, Inc.                                                                                18,445
               300  Franklin Resources, Inc.                                                                                  18,144
             1,100  Invesco, Ltd.                                                                                             16,192
                                                                                                                              52,781
Life and Health Insurance - 0.6%
            10,979  Lincoln National Corp.                                                                                   123,404
             2,600  Principal Financial Group, Inc.                                                                           42,484
             4,800  Prudential Financial, Inc.                                                                               138,624
               600  StanCorp Financial Group, Inc.                                                                            16,458
               500  Torchmark Corp.                                                                                           14,665
             1,100  Unum Group                                                                                                17,974
                                                                                                                             353,609
Linen Supply and Related Items - 0%
               500  Cintas Corp.                                                                                              12,830
Machine Tools and Related Products - 0.3%
             5,000  Kennametal, Inc.                                                                                         102,250
             1,300  Lincoln Electric Holdings, Inc.                                                                           57,889
                                                                                                                             160,139
Machinery - General Industrial - 0.1%
             1,400  Gardner Denver, Inc.*                                                                                     37,268
               600  IDEX Corp.                                                                                                15,150
                                                                                                                              52,418
Medical - Biomedical and Genetic - 1.4%
            17,200  Amgen, Inc.                                                                                              833,684
Medical - Drugs - 6.0%
             8,100  Bristol-Myers Squibb Co.                                                                                 155,520
             9,700  Eli Lilly & Co.                                                                                          319,324
               500  Endo Pharmaceuticals Holdings, Inc.*                                                                       8,270
            28,500  King Pharmaceuticals, Inc.*                                                                              224,580
            21,800  Merck & Co., Inc.                                                                                        528,432
           124,400  Pfizer, Inc.                                                                                           1,661,984
            14,100  Wyeth                                                                                                    597,840
                                                                                                                           3,495,950
Medical - Generic Drugs - 0.1%
             2,400  Mylan, Inc.*                                                                                              31,800
Medical - HMO - 0.4%
               600  Aetna, Inc.                                                                                               13,206
               900  CIGNA Corp.                                                                                               17,739
             1,100  Coventry Health Care, Inc.*                                                                               17,501
             1,900  Humana, Inc.*                                                                                             54,682
             1,200  UnitedHealth Group, Inc.                                                                                  28,224
             2,600  WellPoint, Inc.*                                                                                         111,176
                                                                                                                             242,528
Medical - Hospitals - 0.6%
               200  Community Health Systems, Inc.*                                                                            4,568
             5,500  LifePoint Hospitals, Inc.*                                                                               142,175
             3,800  Universal Health Services, Inc. - Class B                                                                191,520
                                                                                                                             338,263
Medical - Outpatient and Home Medical Care - 0%
               100  Lincare Holdings, Inc.*                                                                                    2,413
Medical - Wholesale Drug Distributors - 0.1%
             2,200  Cardinal Health, Inc.                                                                                     74,338
Medical Information Systems - 0.3%
            12,200  IMS Health, Inc.                                                                                         153,232
Medical Instruments - 0.1%
             7,200  Boston Scientific Corp.*                                                                                  60,552
Medical Labs and Testing Services - 0.3%
             3,300  Quest Diagnostics, Inc.                                                                                  169,389
Medical Products - 3.1%
             9,275  Covidien, Ltd.                                                                                           305,890
            28,600  Johnson & Johnson                                                                                      1,497,496
                                                                                                                           1,803,386
Metal - Copper - 0.2%
             3,305  Freeport-McMoRan Copper & Gold, Inc. - Class B                                                           140,958
Metal Processors and Fabricators - 0.1%
             1,200  Commercial Metals Co.                                                                                     17,856
               600  Timken Co.                                                                                                 9,648
                                                                                                                              27,504
Motorcycle and Motor Scooter Manufacturing - 0%
               800  Harley-Davidson, Inc.                                                                                     17,728
Multi-Line Insurance - 1.8%
             1,700  Allstate Corp.                                                                                            39,661
             2,700  American Financial Group, Inc.                                                                            47,466
               800  Assurant, Inc.                                                                                            19,552
               600  Cincinnati Financial Corp.                                                                                14,370
            15,400  Hartford Financial Services Group, Inc.                                                                  176,638
             7,800  HCC Insurance Holdings, Inc.                                                                             186,576
            18,900  Loews Corp.                                                                                              470,421
             2,900  MetLife, Inc.                                                                                             86,275
             3,600  XL Capital, Ltd. - Class A                                                                                34,236
                                                                                                                           1,075,195
Multimedia - 1.5%
             4,700  McGraw-Hill Cos., Inc.                                                                                   141,705
             1,800  Time Warner, Inc.                                                                                         39,294
            30,500  Walt Disney Co.                                                                                          667,950
                                                                                                                             848,949
Non-Hazardous Waste Disposal - 1.1%
             4,105  Republic Services, Inc.                                                                                   86,205
            20,300  Waste Management, Inc.                                                                                   541,401
                                                                                                                             627,606
Office Automation and Equipment - 0%
               800  Pitney Bowes, Inc.                                                                                        19,632
Office Supplies and Forms - 0%
               300  Avery Dennison Corp.                                                                                       8,622
Oil - Field Services - 0.4%
            10,100  BJ Services Co.                                                                                          140,289
             3,100  Exterran Holdings, Inc.*                                                                                  64,015
             1,000  Oil States International, Inc.*                                                                           18,900
                                                                                                                             223,204
Oil and Gas Drilling - 0.6%
               300  ENSCO International, Inc.                                                                                  8,484
               600  Helmerich & Payne, Inc.                                                                                   18,492
             9,000  Nabors Industries, Ltd.*                                                                                 136,890
             3,200  Patterson-UTI Energy, Inc.                                                                                40,672
             3,700  Pride International, Inc.*                                                                                83,990
             1,300  Rowan Cos., Inc.                                                                                          20,293
               700  Unit Corp.*                                                                                               19,103
                                                                                                                             327,924
Oil Companies - Exploration and Production - 1.8%
             2,500  Anadarko Petroleum Corp.                                                                                 107,650
             1,300  Apache Corp.                                                                                              94,718
               200  Cabot Oil & Gas Corp.                                                                                      6,038
             6,800  Chesapeake Energy Corp.                                                                                  134,028
             1,700  Cimarex Energy Co.                                                                                        45,730
             2,700  Devon Energy Corp.                                                                                       139,995
             4,200  Encore Acquisition Co.*                                                                                  122,598
             1,900  Forest Oil Corp.*                                                                                         30,400
               200  Noble Energy, Inc.                                                                                        11,350
             1,500  PetroHawk Energy Corp.*                                                                                   35,400
             5,200  Pioneer Natural Resources Co.                                                                            120,224
               200  Questar Corp.                                                                                              5,944
             4,100  St. Mary Land & Exploration Co.                                                                           73,267
             3,200  XTO Energy, Inc.                                                                                         110,912
                                                                                                                           1,038,254
Oil Companies - Integrated - 12.7%
            28,600  Chevron Corp.                                                                                          1,890,460
            25,193  ConocoPhillips                                                                                         1,032,913
            63,500  Exxon Mobil Corp.                                                                                      4,233,544
             8,500  Marathon Oil Corp.                                                                                       252,450
                                                                                                                           7,409,367
Oil Refining and Marketing - 0.1%
               400  Sunoco, Inc.                                                                                              10,604
             1,600  Tesoro Corp.                                                                                              24,400
             1,100  Valero Energy Corp.                                                                                       21,824
                                                                                                                              56,828
Paper and Related Products - 0%
             1,500  International Paper Co.                                                                                   18,990
Pharmacy Services - 0.4%
            10,000  Omnicare, Inc.                                                                                           257,100
Pipelines - 0.5%
             3,400  El Paso Corp.                                                                                             23,460
             3,400  Oneok, Inc.                                                                                               88,978
            11,300  Spectra Energy Corp.                                                                                     163,850
                                                                                                                             276,288
Power Converters and Power Supply Equipment - 0%
               500  Hubbell, Inc. - Class A                                                                                   16,600
Private Corrections - 0%
               100  Corrections Corporation of America*                                                                        1,413
Property and Casualty Insurance - 1.3%
             1,400  Arch Capital Group, Ltd.*                                                                                 80,892
             4,400  Chubb Corp.                                                                                              171,380
               700  Fidelity National Financial, Inc. - Class A                                                               12,691
               900  Hanover Insurance Group, Inc.                                                                             26,982
             2,000  Mercury General Corp.                                                                                     67,560
             9,600  Progressive Corp.                                                                                        146,688
             5,000  Travelers Cos., Inc.                                                                                     205,700
             1,300  W. R. Berkley Corp.                                                                                       31,083
                                                                                                                             742,976
Quarrying - 0.3%
             3,400  Vulcan Materials Co.                                                                                     161,670
Reinsurance - 0.2%
               200  Allied World Assurance Co. Holdings, Ltd.                                                                  7,428
               600  Axis Capital Holdings, Ltd.                                                                               14,784
               800  Endurance Specialty Holdings, Ltd.                                                                        20,928
               200  Everest Re Group, Ltd.                                                                                    14,928
               200  PartnerRe, Ltd.                                                                                           13,638
             1,200  RenaissanceRe Holdings, Ltd.                                                                              58,392
                                                                                                                             130,098
REIT - Apartments - 0.7%
               612  Avalonbay Communities, Inc.                                                                               34,768
             4,000  BRE Properties, Inc. - Class A                                                                            98,280
               900  Camden Property Trust                                                                                     24,417
             2,900  Equity Residential                                                                                        66,381
             1,100  Essex Property Trust, Inc.                                                                                69,839
            11,509  UDR, Inc.                                                                                                115,895
                                                                                                                             409,580
REIT - Diversified - 0.6%
               200  Digital Realty Trust, Inc.                                                                                 7,202
             7,700  Duke Realty Corp.                                                                                         75,229
             8,300  Liberty Property Trust                                                                                   202,022
             1,010  Vornado Realty Trust                                                                                      49,379
                                                                                                                             333,832
REIT - Health Care - 0.1%
             1,000  HCP, Inc.                                                                                                 21,950
               900  Heath Care REIT, Inc.                                                                                     30,663
                                                                                                                              52,613
REIT - Office Property - 0.1%
               300  Alexandria Real Estate Equities, Inc.                                                                     10,944
               600  Boston Properties, Inc.                                                                                   29,652
                                                                                                                              40,596
REIT - Storage - 0.2%
             1,500  Public Storage                                                                                           100,290
REIT - Warehouse/Industrial - 0.2%
            11,000  ProLogis                                                                                                 100,210
Rental Auto/Equipment - 0%
             2,200  Hertz Global Holdings, Inc.*                                                                              14,960
Retail - Apparel and Shoe - 0.4%
            10,400  Foot Locker, Inc.                                                                                        123,656
             8,700  Limited Brands, Inc.                                                                                      99,354
                                                                                                                             223,010
Retail - Auto Parts - 0.1%
             1,300  O'Reilly Automotive, Inc.*                                                                                50,505
Retail - Bedding - 0%
               300  Bed Bath & Beyond, Inc.*                                                                                   9,126
Retail - Building Products - 1.5%
            17,300  Home Depot, Inc.                                                                                         455,336
            19,300  Lowe's Cos., Inc.                                                                                        414,950
                                                                                                                             870,286
Retail - Consumer Electronics - 0.2%
             6,700  RadioShack Corp.                                                                                          94,336
Retail - Discount - 1.7%
             3,400  BJ's Wholesale Club, Inc.*                                                                               113,356
             8,900  Family Dollar Stores, Inc.                                                                               295,391
            11,800  Wal-Mart Stores, Inc.                                                                                    594,720
                                                                                                                           1,003,467
Retail - Drug Store - 0.3%
             2,700  CVS Caremark Corp.                                                                                        85,806
             2,400  Walgreen Co.                                                                                              75,432
                                                                                                                             161,238
Retail - Jewelry - 0%
               900  Signet Jewelers, Ltd.                                                                                     14,283
Retail - Major Department Stores - 0.2%
             2,900  JC Penney Co., Inc.                                                                                       89,001
               600  Sears Holdings Corp.*                                                                                     37,482
                                                                                                                             126,483
Retail - Office Supplies - 0%
               800  Staples, Inc.                                                                                             16,496
Retail - Regional Department Stores - 0.4%
             4,900  Kohl's Corp.*                                                                                            222,215
             1,100  Macy's, Inc.                                                                                              15,048
                                                                                                                             237,263
Retail - Restaurants - 0%
               300  McDonald's Corp.                                                                                          15,987
Savings/Loan/Thrifts - 0.5%
             1,500  Capitol Federal Financial                                                                                 58,440
            12,400  Hudson City Bancorp, Inc.                                                                                155,744
             1,500  New York Community Bancorp, Inc.                                                                          16,965
             3,100  People's United Financial, Inc.                                                                           48,422
             1,500  TFS Financial Corp.                                                                                       17,595
                                                                                                                             297,166
Schools - 0.2%
             3,900  Career Education Corp.*                                                                                   85,956
Semiconductor Components/Integrated Circuits - 0%
             4,200  Integrated Device Technology, Inc.*                                                                       22,806
Steel - Producers - 0.1%
               200  Nucor Corp.                                                                                                8,138
               600  Reliance Steel & Aluminum Co.                                                                             21,138
             2,600  Steel Dynamics, Inc.                                                                                      32,370
               500  United States Steel Corp.                                                                                 13,275
                                                                                                                              74,921
Super-Regional Banks - 4.1%
            60,005  Bank of America Corp.                                                                                    535,845
             7,300  Capital One Financial Corp.                                                                              122,202
             1,000  Comerica, Inc.                                                                                            20,980
            12,800  KeyCorp                                                                                                   78,720
             5,883  PNC Financial Services Group, Inc.                                                                       233,555
             1,300  SunTrust Banks, Inc.                                                                                      18,772
            23,300  U.S. Bancorp                                                                                             424,526
            48,761  Wells Fargo & Co.                                                                                        975,707
                                                                                                                           2,410,307
Telecommunication Equipment - 0%
             2,700  Tellabs, Inc.*                                                                                            14,148
Telecommunication Services - 0.4%
             1,100  Amdocs, Ltd. (U.S. Shares)*                                                                               23,023
             5,300  Embarq Corp.                                                                                             193,768
             2,300  Virgin Media, Inc.                                                                                        17,756
                                                                                                                             234,547
Telephone - Integrated - 7.4%
            97,310  AT&T, Inc.                                                                                             2,493,082
            11,500  CenturyTel, Inc.                                                                                         312,225
            33,400  Frontier Communications Corp.                                                                            237,474
             2,900  Qwest Communications International, Inc.                                                                  11,281
             4,100  Sprint Nextel Corp.*                                                                                      17,876
               900  Telephone & Data Systems, Inc.                                                                            25,803
            38,244  Verizon Communications, Inc.                                                                           1,160,323
             3,337  Windstream Corp.                                                                                          27,697
                                                                                                                           4,285,761
Tobacco - 0%
               400  Reynolds American, Inc.                                                                                   15,192
Tools - Hand Held - 0.3%
               600  Black & Decker Corp.                                                                                      24,180
             3,000  Snap-On, Inc.                                                                                            101,760
             1,100  Stanley Works                                                                                             41,833
                                                                                                                             167,773
Toys - 0.2%
             4,400  Hasbro, Inc.                                                                                             117,304
Transportation - Equipment and Leasing - 0.1%
             2,800  GATX Corp.                                                                                                84,308
Transportation - Marine - 0.4%
             5,100  Tidewater, Inc.                                                                                          220,575
Transportation - Railroad - 0.9%
               500  Kansas City Southern*                                                                                      7,625
            14,800  Norfolk Southern Corp.                                                                                   528,064
                                                                                                                             535,689
Transportation - Services - 0.4%
             3,300  FedEx Corp.                                                                                              184,668
               800  Ryder System, Inc.                                                                                        22,152
                                                                                                                             206,820
Transportation - Truck - 0%
               300  Con-way, Inc.                                                                                              7,434
Vitamins and Nutrition Products - 0%
               300  NBTY, Inc.*                                                                                                7,773
Water - 0.1%
               600  American Water Works Co., Inc.                                                                            10,800
             3,200  Aqua America, Inc.                                                                                        58,720
                                                                                                                              69,520
Wireless Equipment - 0.1%
             5,000  Motorola, Inc.                                                                                            27,650
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $63,663,279)                                                                                     58,046,995
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.5%
           284,043  Janus Cash Liquidity Fund LLC, 0% (cost $284,043)                                                        284,043
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $63,947,322) - 100%                                                                        $58,331,038
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                        As of April 30, 2009 (unaudited)

                                                                % of Investment
Country                                                Value         Securities
--------------------------------------------------------------------------------
Bermuda                                      $        86,871               1.5%
Cayman Islands                                        34,236               0.1%
Guernsey                                              23,023               0.0%
United States++                                   57,426,908              98.4%
--------------------------------------------------------------------------------
Total                                        $    58,331,038             100.0%

++Includes Short-Term Securities (97.9% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009. See Significant Accounting Policies for more information.

                                                         Level 1 - Quoted   Level 2 - Other Significant    Level 3 - Significant
                                                              Prices             Observable Inputs          Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser INTECH Risk-Managed Value Fund                58,046,995                284,043                        -
----------------------------------------------------------------------------------------------------------------------------------

Janus Adviser International Equity Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.6%
Agricultural Chemicals - 5.8%
            40,026  Monsanto Co.                                                                                        $  3,397,807
             6,712  Potash Corporation of Saskatchewan, Inc.                                                                 576,681
            33,415  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                 2,890,063
                                                                                                                           6,864,551
Agricultural Operations - 1.6%
         3,364,555  Chaoda Modern Agriculture Holdings, Ltd.                                                               1,916,900
Brewery - 2.5%
            97,897  Anheuser-Busch InBev N.V.                                                                              2,987,551
            96,824  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                     256
                                                                                                                           2,987,807
Cable Television - 3.3%
             5,615  Jupiter Telecommunications Co., Ltd.                                                                   3,948,770
Chemicals - Diversified - 2.0%
            16,877  Bayer A.G.                                                                                               835,780
            25,424  K+S A.G.                                                                                               1,516,884
                                                                                                                           2,352,664
Chemicals - Specialty - 1.2%
         2,000,000  Huabao International Holdings, Ltd.                                                                    1,416,416
Commercial Banks - 2.4%
            47,548  Julius Baer Holding A.G.                                                                               1,559,983
            79,094  Standard Chartered PLC                                                                                 1,215,950
                                                                                                                           2,775,933
Commercial Services - 4.9%
           285,820  Aggreko PLC                                                                                            2,417,304
             3,066  SGS S.A.                                                                                               3,428,536
                                                                                                                           5,845,840
Computers - 3.2%
            54,105  Research In Motion, Ltd. (U.S. Shares)*                                                                3,760,298
Consulting Services - 3.0%
            88,152  Bereau Veritas S.A.                                                                                    3,591,109
Distribution/Wholesale - 2.8%
         1,194,000  Li & Fung, Ltd.                                                                                        3,361,096
Diversified Operations - 1.0%
           516,000  China Merchants Holdings International Co., Ltd.                                                       1,219,134
Electric - Distribution - 1.1%
           210,735  Equatorial Energia S.A.                                                                                1,314,081
Electronic Connectors - 0.5%
             5,400  Hirose Electric Co., Ltd.                                                                                561,787
Enterprise Software/Services - 4.4%
            41,310  Autonomy Corp. PLC*                                                                                      868,750
           206,900  Nomura Research Institute, Ltd.                                                                        3,668,715
            44,790  Temenos Group A.G.*                                                                                      618,372
                                                                                                                           5,155,837
Extended Service Contracts - 0.8%
            54,021  Homeserve PLC                                                                                            977,781
Finance - Investment Bankers/Brokers - 1.1%
             9,910  Goldman Sachs Group, Inc.                                                                              1,273,435
Finance - Other Services - 2.5%
           918,097  IG Group Holdings PLC                                                                                  2,972,528
Food - Catering - 0.5%
         1,216,275  FU JI Food & Catering Services Holdings, Ltd.                                                            643,359
Food - Miscellaneous/Diversified - 1.1%
            40,888  Nestle S.A.                                                                                            1,330,215
Food - Retail - 1.7%
           403,719  Tesco PLC                                                                                              2,003,704
Food - Wholesale/Distribution - 1.5%
         1,521,000  Olam International, Ltd.                                                                               1,795,046
Human Resources - 3.1%
           366,148  Capita Group PLC                                                                                       3,685,987
Insurance Brokers - 0.7%
           624,200  Tempo Participacoes S.A.*                                                                                799,597
Investment Companies - 1.7%
           532,860  Man Group PLC                                                                                          1,964,086
Investment Management and Advisory Services - 0.8%
           272,700  GP Investments, Ltd. (BDR)*                                                                              935,699
Medical - Drugs - 11.3%
           216,936  Grifols S.A.                                                                                           3,808,922
            78,357  Novartis A.G.                                                                                          2,960,285
            65,345  Novo Nordisk A/S                                                                                       3,101,082
            27,557  Roche Holding A.G.                                                                                     3,483,174
                                                                                                                          13,353,463
Multi-Line Insurance - 1.2%
             7,699  Zurich Financial Services A.G.                                                                         1,422,362
Oil - Field Services - 0.5%
            66,484  Petrofac, Ltd.                                                                                           559,949
Oil Companies - Integrated - 0.9%
            20,342  Total S.A.                                                                                             1,017,104
Oil Field Machinery and Equipment - 1.7%
           257,756  Wellstream Holdings PLC                                                                                1,961,919
Optical Supplies - 1.9%
            24,945  Alcon, Inc. (U.S. Shares)                                                                              2,295,189
Real Estate Management/Services - 7.8%
            86,900  Aeon Mall Co., Ltd.                                                                                    1,139,094
            98,000  Daito Trust Construction Co., Ltd.                                                                     4,049,269
           166,341  LPS Brasil Consultoria de Imoveis S.A.*                                                                  572,278
           269,000  Mitsubishi Estate Co., Ltd.                                                                            3,510,453
                                                                                                                           9,271,094
Real Estate Operating/Development - 3.5%
         1,165,402  CapitaLand, Ltd.                                                                                       2,146,584
           682,000  Hang Lung Properties, Ltd.                                                                             1,923,019
                                                                                                                           4,069,603
Retail - Apparel and Shoe - 4.4%
           444,900  Esprit Holdings, Ltd.                                                                                  2,727,170
            25,555  Hennes & Mauritz A.B. - Class B                                                                        1,143,036
            26,504  Inditex S.A.                                                                                           1,130,842
            94,000  Ports Design, Ltd.                                                                                       142,659
                                                                                                                           5,143,707
Retail - Consumer Electronics - 2.0%
            51,200  Yamada Denki Co., Ltd.                                                                                 2,362,801
Retail - Restaurants - 1.8%
         4,203,000  Ajisen China Holdings, Ltd.                                                                            2,108,618
Schools - 4.5%
           132,600  Anhanguera Educacional Participacoes S.A.*                                                               928,164
           329,800  Estacio Participacoes S.A.*                                                                            2,225,523
         7,387,000  Raffles Education Corp., Ltd.                                                                          2,151,421
                                                                                                                           5,305,108
Soap and Cleaning Preparations - 1.4%
            41,767  Reckitt Benckiser Group PLC                                                                            1,644,358
Tobacco - 1.0%
            49,750  British American Tobacco PLC                                                                           1,206,858
Transportation - Truck - 0.5%
            55,751  DSV A/S                                                                                                  629,639
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $127,688,142)                                                                                   117,805,432
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.4%
           530,000  Janus Cash Liquidity Fund LLC, 0% (cost $530,000)                                                        530,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $128,218,142) - 100%                                                                      $118,335,432
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2009 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Belgium                                              2,987,807              2.5%
Bermuda                                              8,583,040              7.3%
Brazil                                               5,839,643              4.9%
Canada                                               7,227,041              6.1%
Cayman Islands                                       4,668,877              3.9%
Denmark                                              3,730,722              3.1%
France                                               4,608,213              3.9%
Germany                                              2,352,664              2.0%
Hong Kong                                            3,142,153              2.7%
Japan                                               19,240,889             16.3%
Jersey                                                 559,949              0.5%
Singapore                                            6,093,050              5.1%
Spain                                                4,939,766              4.2%
Sweden                                               1,143,036              1.0%
Switzerland                                         17,098,115             14.4%
United Kingdom                                      20,919,225             17.7%
United States ++                                     5,201,242              4.4%
--------------------------------------------------------------------------------
Total                                           $  118,335,432            100.0%

++ Includes Short-Term Securities (4.0% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

BDR               Brazilian Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*                 Non-income-producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of April 30, 2009)

                                                Level 1 - Quoted       Level 2 - Other Significant       Level 3 - Significant
                                                Prices                 Observable Inputs                 Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser International Equity Fund             $ 13,644,154                $ 104,691,278                              $ -
---------------------------------------------------------------------------------------------------------------------------------

Janus Adviser International Forty Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.2%
Agricultural Chemicals - 8.5%
               974  Monsanto Co.                                                                                          $   82,682
             1,193  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                   103,182
                                                                                                                             185,864
Agricultural Operations - 1.5%
            59,935  Chaoda Modern Agriculture Holdings, Ltd.                                                                  34,147
Brewery - 1.9%
             1,407  Anheuser-Busch InBev N.V.                                                                                 42,938
             1,256  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                       3
                                                                                                                              42,941
Cable Television - 1.0%
                31  Jupiter Telecommunications Co., Ltd.                                                                      21,801
Chemicals - Diversified - 2.4%
             1,916  Israel Chemicals, Ltd.                                                                                    16,074
               614  K+S A.G.                                                                                                  36,634
                                                                                                                              52,708
Chemicals - Specialty - 1.1%
            35,000  Huabao International Holdings, Ltd.                                                                       24,787
Coal - 0.5%
            87,500  Bumi Resources                                                                                            12,084
Commercial Banks - 2.0%
               680  Julius Baer Holding A.G.                                                                                  22,310
             1,425  Standard Chartered PLC                                                                                    21,907
                                                                                                                              44,217
Commercial Services - 3.0%
             7,880  Aggreko PLC                                                                                               66,645
Computers - 3.9%
             1,225  Research In Motion, Ltd. (U.S. Shares)*                                                                   85,138
Consulting Services - 4.1%
             2,212  Bereau Veritas S.A.                                                                                       90,112
Distribution/Wholesale - 3.8%
            30,000  Li & Fung, Ltd.                                                                                           84,450
Diversified Operations - 0.6%
             6,000  China Merchants Holdings International Co., Ltd.                                                          14,176
Educational Software - 0.6%
               245  Educomp Solutions, Ltd.                                                                                   12,215
Electric - Distribution - 1.3%
             4,460  Equatorial Energia S.A.                                                                                   27,811
Finance - Investment Bankers/Brokers - 1.4%
               237  Goldman Sachs Group, Inc.                                                                                 30,455
Finance - Other Services - 5.8%
             4,977  BM&F Bovespa S.A.*                                                                                        20,197
             2,200  Hong Kong Exchanges & Clearing, Ltd.                                                                      25,299
            25,742  IG Group Holdings PLC                                                                                     83,345
                                                                                                                             128,841
Food - Catering - 0.6%
            24,000  FU JI Food & Catering Services Holdings, Ltd.                                                             12,695
Food - Retail - 1.2%
             5,216  Tesco PLC                                                                                                 25,888
Food - Wholesale/Distribution - 1.5%
            28,000  Olam International, Ltd.                                                                                  33,045
Human Resources - 5.2%
            11,285  Capita Group PLC                                                                                         113,605
Investment Companies - 1.3%
             7,920  Man Group PLC                                                                                             29,193
Investment Management and Advisory Services - 1.1%
             7,105  GP Investments, Ltd. (BDR)*                                                                               24,379
Medical - Biomedical and Genetic - 2.1%
             1,085  Celgene Corp.*                                                                                            46,351
Medical - Drugs - 14.8%
             5,314  Grifols S.A.                                                                                              93,302
             1,997  Novartis A.G.                                                                                             75,446
             1,184  Novo Nordisk A/S                                                                                          56,189
               784  Roche Holding A.G.                                                                                        99,096
                                                                                                                             324,033
Oil Field Machinery and Equipment - 1.2%
             3,564  Wellstream Holdings PLC                                                                                   27,128
Real Estate Management/Services - 4.0%
             1,200  Daito Trust Construction Co., Ltd.                                                                        49,583
             3,000  Mitsubishi Estate Co., Ltd.                                                                               39,150
                                                                                                                              88,733
Real Estate Operating/Development - 1.9%
            22,500  CapitaLand, Ltd.                                                                                          41,443
Retail - Apparel and Shoe - 7.1%
             9,500  Esprit Holdings, Ltd.                                                                                     58,233
               660  Hennes & Mauritz A.B. - Class B                                                                           29,521
               636  Inditex S.A.                                                                                              27,136
            27,000  Ports Design, Ltd.                                                                                        40,977
                                                                                                                             155,867
Retail - Restaurants - 2.6%
           116,000  Ajisen China Holdings, Ltd.                                                                               58,196
Schools - 5.7%
             2,100  Anhanguera Educacional Participacoes S.A.*                                                                14,699
             7,200  Estacio Participacoes S.A.*                                                                               48,586
           212,000  Raffles Education Corp., Ltd.                                                                             61,745
                                                                                                                             125,030
Soap and Cleaning Preparations - 1.8%
             1,030  Reckitt Benckiser Group PLC                                                                               40,551
Tobacco - 1.9%
             1,693  British American Tobacco PLC                                                                              41,070
Transportation - Railroad - 0.8%
             3,489  All America Latina Logistica S.A. (GDR)                                                                   18,085
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,145,687)                                                                                       2,163,684
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0%
                10    Companhia Vale do Rio Doce (ADR)
                       expires January 2010
                       exercise price $25.00                                                                                     890
                 6    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)
                       expires January 2010
                       exercise price $180.00                                                                                    150
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premium paid $20,568)                                                                         1,040
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.8%
            39,005  Janus Cash Liquidity Fund LLC, 0% (cost $39,005)                                                          39,005
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,205,260) - 100%                                                                          $2,203,729
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2009 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Belgium                                           $     42,941              1.9%
Bermuda                                                232,826             10.6%
Brazil                                                 129,379              5.9%
Canada                                                 188,320              8.5%
Cayman Islands                                         105,039              4.8%
Denmark                                                 56,189              2.5%
France                                                  90,112              4.1%
Germany                                                 36,633              1.7%
Hong Kong                                               39,476              1.8%
India                                                   12,215              0.6%
Indonesia                                               12,084              0.5%
Israel                                                  16,075              0.7%
Japan                                                  110,534              5.0%
Singapore                                              136,232              6.2%
Spain                                                  120,438              5.5%
Sweden                                                  29,521              1.3%
Switzerland                                            196,852              8.9%
United Kingdom                                         449,330             20.4%
United States++                                        199,533              9.1%
--------------------------------------------------------------------------------
Total                                         $      2,203,729            100.0%

++Includes Short-Term Securities (7.3% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

BDR               Brazilian Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*                 Non-income-producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of April 30, 2009)

                                                                                  Level 2 - Other             Level 3 -
                                                                                  Significant                 Significant
                                                         Level 1 - Quoted Prices  Observable Inputs           Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser International Forty Fund                   $               347,809  $        1,854,880          $                  -
------------------------------------------------------------------------------------------------------------------------------------

Investments in Purchased Options:
------------------------------------------------------------------------------------------------------------------------------------

Janus Adviser International Forty Fund                   $                     -  $            1,040          $                  -
------------------------------------------------------------------------------------------------------------------------------------

Janus Adviser International Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 81.6%
Aerospace and Defense - 0.6%
           592,775  Empresa Brasileira de Aeronautica S.A. (ADR)                                                      $    9,614,811
Agricultural Chemicals - 2.5%
           464,284  Potash Corporation of Saskatchewan, Inc.                                                              39,890,285
            32,025  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                 2,769,842
                                                                                                                          42,660,127
Agricultural Operations - 1.7%
        44,591,850  Chaoda Modern Agriculture Holdings, Ltd.                                                              25,405,479
         3,849,981  China Green Holdings, Ltd.                                                                             3,088,536
                                                                                                                          28,494,015
Airlines - 1.9%
         2,183,475  Continental Airlines, Inc. - Class B*                                                                 22,970,157
         1,515,565  Delta Air Lines, Inc.*                                                                                 9,351,036
                                                                                                                          32,321,193
Automotive - Cars and Light Trucks - 1.0%
         2,976,860  Ford Motor Co.*                                                                                       17,801,623
Building - Residential and Commercial - 0.8%
           761,795  Brascan Residential Properties S.A.                                                                    1,306,950
           492,875  Gafisa S.A.                                                                                            4,279,791
           778,000  MRV Engenharia e Participacoes S.A.*                                                                   7,563,592
                                                                                                                          13,150,333
Casino Hotels - 2.2%
         3,827,195  Crown, Ltd.                                                                                           19,110,161
         3,866,555  Melco Crown Entertainment, Ltd. (ADR)*                                                                17,592,825
                                                                                                                          36,702,986
Commercial Banks - 0.7%
         6,738,807  Anglo Irish Bank Corp., Ltd. **,o                                                                              0
           199,747  Banca Generali S.P.A. **                                                                                 890,552
         3,292,400  Banco de Oro Unibank, Inc.                                                                             2,047,795
            68,210  Banco de Oro Unibank, Inc. (GDR) (144A)                                                                  848,282
           137,340  Julius Baer Holding A.G.                                                                               4,505,931
           389,460  Punjab National Bank, Ltd.                                                                             3,733,407
                                                                                                                          12,025,967
Computers - 2.8%
           684,280  Research In Motion, Ltd. (U.S. Shares)*                                                               47,557,460
Computers - Other - 0.1%
        47,725,144  Amax Entertainment Holdings, Ltd.                                                                      1,110,079
Dental Supplies and Equipment - 0.1%
            83,600  Osstem Implant Co., Ltd.*                                                                                906,275
Diagnostic Kits - 0.1%
        11,453,700  Trinity, Ltd. - Private Placement*, ***,ss.                                                            2,231,682
Distribution/Wholesale - 6.9%
        41,837,980  Li & Fung, Ltd.                                                                                      117,773,422
Diversified Operations - 1.0%
           795,587  MAX India, Ltd.*                                                                                       2,275,766
        12,038,445  Melco International Development, Ltd.                                                                  5,910,086
           253,924  Orascom Development Holding A.G.*                                                                      7,460,937
        20,381,562  Polytec Asset Holdings, Ltd.                                                                           1,192,063
                                                                                                                          16,838,852
Electric - Distribution - 0.2%
           498,705  Equatorial Energia S.A.                                                                                3,109,776
Electronic Components - Semiconductors - 1.6%
        15,912,189  ARM Holdings PLC                                                                                      27,926,647
Electronic Connectors - 2.2%
           368,200  Hirose Electric Co., Ltd.                                                                             38,305,554
Finance - Investment Bankers/Brokers - 2.1%
         1,508,770  Morgan Stanley                                                                                        35,667,323
Finance - Mortgage Loan Banker - 0.4%
           197,176  Housing Development Finance Corp.                                                                      6,831,763
Finance - Other Services - 0.6%
         3,119,088  IG Group Holdings PLC                                                                                 10,098,690
Food - Catering - 0.1%
         4,499,000  FU JI Food & Catering Services Holdings, Ltd.                                                          2,379,784
Gambling - Non-Hotel - 0%
           216,295  Great Canadian Gaming Corp.*                                                                             683,514
Hotels and Motels - 1.2%
         3,713,155  Kingdom Hotel Investments (GDR)*                                                                       8,911,572
         8,326,000  Shangri-La Asia, Ltd.                                                                                 12,301,158
                                                                                                                          21,212,730
Insurance Brokers - 0%
           216,702  Eurodekania, Ltd. - Private Placement (U.S. Shares)*, **, ***, ss.                                       332,541
Investment Companies - 0.4%
         1,418,354  SM Investments Corp.                                                                                   7,126,203
Investment Management and Advisory Services - 0.3%
         1,820,516  BlueBay Asset Management PLC                                                                           4,801,534
Medical - Drugs - 1.6%
           218,983  Roche Holding A.G.                                                                                    27,679,205
Oil Companies - Exploration and Production - 1.8%
           622,133  Niko Resources, Ltd.                                                                                  31,492,550
Oil Companies - Integrated - 7.4%
           590,900  Hess Corp.                                                                                            32,375,411
         2,810,825  Petroleo Brasileiro S.A. (ADR)                                                                        94,359,394
                                                                                                                         126,734,805
Oil Field Machinery and Equipment - 0.4%
           833,715  Wellstream Holdings PLC                                                                                6,345,851
Oil Refining and Marketing - 4.5%
         2,131,011  Reliance Industries, Ltd.*                                                                            76,790,354
Power Converters and Power Supply Equipment - 2.5%
           599,400  SunPower Corp. - Class A*                                                                             16,411,572
         1,809,295  Suntech Power Holdings Co., Ltd. (ADR)*                                                               27,012,774
                                                                                                                          43,424,346
Property and Casualty Insurance - 1.8%
         2,851,288  Reliance Capital, Ltd.                                                                                29,928,275
Real Estate Management/Services - 3.5%
           337,700  Daito Trust Construction Co., Ltd.                                                                    13,953,453
         3,442,000  Mitsubishi Estate Co., Ltd.                                                                           44,918,134
                                                                                                                          58,871,587
Real Estate Operating/Development - 10.6%
        18,649,680  Ayala Land, Inc.                                                                                       2,477,266
        25,751,962  CapitaLand, Ltd.                                                                                      47,433,193
        26,692,000  China Overseas Land & Investment, Ltd.                                                                46,585,186
         5,288,930  Cyrela Brazil Realty S.A.                                                                             32,931,804
           533,211  Cyrela Commercial Properties S.A. Empreendimentos e Participacoes*                                     2,244,277
        14,557,000  Hang Lung Properties, Ltd.                                                                            41,046,023
           484,135  PDG Realty S.A. Empreendimentos e Participacoes                                                        4,562,714
           250,345  Rodobens Negocios Imobiliarios S.A.                                                                    1,659,575
           561,760  Rossi Residencial S.A.                                                                                 1,940,382
                                                                                                                         180,880,420
Retail - Apparel and Shoe - 2.7%
         7,581,400  Esprit Holdings, Ltd.                                                                                 46,472,831
Retail - Consumer Electronics - 2.7%
         1,007,600  Yamada Denki Co., Ltd.                                                                                46,499,184
Retail - Major Department Stores - 0.3%
         1,832,949  Arcandor A.G.*, **                                                                                     4,312,799
Semiconductor Equipment - 2.9%
         2,394,770  ASML Holdings N.V. **                                                                                 48,663,873
Sugar - 1.2%
           855,654  Bajaj Hindusthan, Ltd.                                                                                 1,321,546
           139,900  Bajaj Hindusthan, Ltd. (GDR) (144A)                                                                      216,059
         1,843,537  Balrampur Chini Mills, Ltd.                                                                            2,584,054
         3,147,515  Cosan, Ltd. - Class A*                                                                                11,079,252
           687,000  Cosan S.A. Industria e Comercio*                                                                       4,230,497
           639,580  Shree Renuka Sugars, Ltd.                                                                              1,263,339
                                                                                                                          20,694,747
Telecommunication Equipment - 0%
               119  Nortel Networks Corp. (U.S. Shares)*                                                                          24
Telecommunication Equipment - Fiber Optics - 1.2%
         1,374,275  Corning, Inc.                                                                                         20,091,901
Telecommunication Services - 2.4%
         1,161,875  Amdocs, Ltd. (U.S. Shares)*                                                                           24,318,044
         3,593,092  Reliance Communications, Ltd.                                                                         15,976,720
                                                                                                                          40,294,764
Transportation - Truck - 0.5%
           806,285  DSV A/S                                                                                                9,106,005
Warehousing and Harbor Transport Services - 0%
         2,552,658  DP World, Ltd. (U.S. Shares)                                                                             689,218
Wireless Equipment - 2.1%
         4,112,385  Telefonaktiebolaget L.M. Ericsson - Class B                                                           35,495,253
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,735,891,386)                                                                               1,392,132,876
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.5%
Investment Companies - 0.5%
           633,830  Bradespar S.A. (cost $4,214,503)                                                                       7,803,260
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 17.9%
       304,549,949  Janus Cash Liquidity Fund LLC, 0% (cost $304,549,949)                                                304,549,949
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,044,655,838) - 100%                                                                  $1,704,486,085
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           April 30, 2009 (unaudited)
                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Australia                                        $  19,110,161              1.1%
Bermuda                                            191,825,279             11.3%
Brazil                                             175,606,825             10.3%
Canada                                             122,393,675              7.2%
Cayman Islands                                      82,494,497              4.8%
Denmark                                              9,106,005              0.5%
Germany                                              4,312,799              0.3%
Guernsey                                            24,318,044              1.4%
Hong Kong                                           95,772,977              5.6%
India                                              140,921,283              8.3%
Ireland                                                      0              0.0%
Italy                                                  890,552              0.1%
Japan                                              143,676,324              8.4%
Korea                                                  906,275              0.1%
Netherlands                                         48,663,873              2.9%
Philippines                                         12,499,546              0.7%
Singapore                                           47,433,193              2.8%
Sweden                                              35,495,253              2.1%
Switzerland                                         39,646,073              2.3%
United Arab Emirates                                   689,218              0.0%
United Kingdom                                      49,505,262              2.9%
United States++                                    459,218,971             26.9%
--------------------------------------------------------------------------------
Total                                           $1,704,486,085            100.0%

++Includes Short-Term Securities (9.0% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of April 30, 2009 (unaudited)

Currency Sold and                        Currency              Currency Value          Unrealized
Settlement Date                        Units Sold                in U.S.$             Gain/(Loss)
----------------------------------------------------------------------------------------------------
Euro 5/14/09                              12,100,000           $     16,006,420         $  364,880
Euro 6/18/09                               7,000,000                  9,258,326           (189,336)
Euro 6/25/09                               1,500,000                  1,983,845            (30,095)
----------------------------------------------------------------------------------------------------
Total                                                          $     27,248,591         $  145,449

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

o On January 23, 2009 Anglo Irish Bank Corporation PLC was acquired by the Republic of Ireland. The Fund's investment in this issuer, as reflected in the Schedule of Investments, exposes investors to the negative (or positive) performance resulting from this and other events.

*** Schedule of Fair Valued Securities (as of April 30, 2009)

                                                                                     Value as a % of
                                                               Value               Investment Securities
--------------------------------------------------------------------------------------------------------
Janus Adviser International Growth Fund
Eurodekania, Ltd. - Private Placement (U.S. Shares)        $     332,541                     0.0%
Trinity, Ltd. - Private Placement                              2,231,682                     0.1%
--------------------------------------------------------------------------------------------------------
                                                           $   2,564,223                     0.1%
--------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities (as of April 30, 2009)

                                                              Acquisition      Acquisition                     Value as a % of
                                                                  Date            Cost           Value      Investment Securities
----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser International Growth Fund
Eurodekania, Ltd. - Private Placement (U.S. Shares)***           3/8/07         $2,841,329     $  332,541                 0.0%
Trinity, Ltd. - Private Placement***                           11/14/07         $5,272,128      2,231,682                 0.1%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                $8,113,457     $2,564,223                 0.1%
----------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of April 30, 2009. The issuer incurs all registration costs.




The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009.  See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of April 30, 2009)
                                                Level 1 - Quoted       Level 2 - Other Significant        Level 3 - Significant
                                                Prices                 Observable Inputs                  Unobservable Inputs
--------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser International Growth Fund        $ 240,789,340                    $ 1,461,132,522                 $ 2,564,223

Other Financial Instruments(a):

Janus Adviser International Growth Fund                -                            145,449                           -

(a) Other Financial Instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurem

Level 3 Valuation Reconciliation of assets as of the nine-month period ended April 30, 2009

                                                                         Change in                     Transfers    Balance
                                               Accrued                   Unrealized       Net          In and/      as of
                               Balance as of   Discounts/  Realized      Appreciation/    Purchases/   or Out of    April 30,
                               July 31,2008    Premiums    Gain/(Loss)   (Depreciation)   (Sales)      Level 3      2009
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser International
Growth Fund                     $8,817,402       $ -       $ (213,135)    $(6,027,639)    $ (12,405)     $ -       $2,564,223
---------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of April 30, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser International Growth Fund                          $    53,867,223

Janus Adviser Large Cap Growth Fund

Schedule of Investments (unaudited)

Shares and Principal Amounts                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.4%
Aerospace and Defense - 1.6%
            10,010  Lockheed Martin Corp.                                                                                $   786,085
            14,740  Northrop Grumman Corp.                                                                                   712,679
                                                                                                                           1,498,764
Agricultural Chemicals - 1.4%
             6,607  Monsanto Co.                                                                                             560,868
             9,305  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                   804,790
                                                                                                                           1,365,658
Applications Software - 1.8%
            25,940  Citrix Systems, Inc. *                                                                                   740,068
            47,329  Microsoft Corp.                                                                                          958,886
                                                                                                                           1,698,954
Athletic Footwear - 0.7%
            17,730  Adidas A.G. **                                                                                           668,540
Beverages - Non-Alcoholic - 0.6%
            13,595  Coca-Cola Co.                                                                                            585,265
Brewery - 6.5%
           205,824  Anheuser-Busch InBev N.V. **                                                                           6,281,190
           151,512  Anheuser-Busch InBev N.V. - VVPR Strip *, **                                                                401
                                                                                                                           6,281,591
Casino Hotels - 0.8%
            83,554  Crown, Ltd. **                                                                                           417,207
             9,680  Wynn Resorts, Ltd. *                                                                                     379,746
                                                                                                                             796,953
Computers - 6.9%
            28,918  Apple, Inc. *                                                                                          3,638,751
            20,618  Hewlett-Packard Co.                                                                                      741,836
            16,990  International Business Machines Corp.                                                                  1,753,537
             7,061  Research In Motion, Ltd. (U.S. Shares) *                                                                 490,740
                                                                                                                           6,624,864
Consumer Products - Miscellaneous - 0.9%
            17,465  Kimberly-Clark Corp.                                                                                     858,230
Cosmetics and Toiletries - 1.2%
            20,337  Colgate-Palmolive Co.                                                                                  1,199,883
Diversified Operations - 2.9%
            24,511  Danaher Corp.                                                                                          1,432,422
            23,992  Illinois Tool Works, Inc.                                                                                786,938
            22,380  Tyco International, Ltd. (U.S. Shares)                                                                   531,749
                                                                                                                           2,751,109
E-Commerce/Services - 1.2%
            69,920  eBay, Inc. *                                                                                           1,151,582
Electric Products - Miscellaneous - 0.6%
            16,086  Emerson Electric Co.                                                                                     547,567
Electronic Components - Semiconductors - 0.8%
            41,320  Texas Instruments, Inc.                                                                                  746,239
Electronic Connectors - 1.0%
            27,360  Amphenol Corp. - Class A                                                                                 925,862
Electronic Measuring Instruments - 0%
                87  Keyence Corp.  **                                                                                         15,356
Enterprise Software/Services - 2.8%
           138,589  Oracle Corp.                                                                                           2,680,311
Finance - Investment Bankers/Brokers - 3.4%
            15,194  Goldman Sachs Group, Inc.                                                                              1,952,429
            41,085  JPMorgan Chase & Co.                                                                                   1,355,805
                                                                                                                           3,308,234
Food - Miscellaneous/Diversified - 0.8%
            23,506  Nestle S.A.                                                                                              764,724
Food - Retail - 1.8%
           355,518  Tesco PLC **                                                                                           1,764,477
Forestry - 0.8%
            20,641  Weyerhaeuser Co.                                                                                         727,802
Gold Mining - 0.6%
            14,005  Newmont Mining Corp.                                                                                     563,561
Independent Power Producer - 0.6%
            32,819  NRG Energy, Inc. *                                                                                       590,086
Industrial Gases - 1.5%
            19,511  Praxair, Inc.                                                                                          1,455,716
Internet Security - 1.1%
            58,870  Symantec Corp. *                                                                                       1,015,508
Investment Management and Advisory Services - 1.1%
            27,723  T. Rowe Price Group, Inc.                                                                              1,067,890
Medical - Biomedical and Genetic - 4.4%
            55,264  Celgene Corp. *                                                                                        2,360,878
            41,862  Gilead Sciences, Inc. *                                                                                1,917,280
                                                                                                                           4,278,158
Medical - Drugs - 2.2%
            16,977  Roche Holding A.G.                                                                                     2,145,874
Medical - HMO - 2.1%
            86,385  UnitedHealth Group, Inc.                                                                               2,031,775
Medical Products - 2.7%
            24,040  Baxter International, Inc.                                                                             1,165,940
            42,695  Covidien, Ltd.                                                                                         1,408,081
                                                                                                                           2,574,021
Metal Processors and Fabricators - 1.1%
            14,244  Precision Castparts Corp.                                                                              1,066,306
Multi-Line Insurance - 1.4%
            28,505  ACE, Ltd. (U.S. Shares)                                                                                1,320,352
Multimedia - 1.3%
            51,175  Liberty Media Corp. - Entertainment - Class A*                                                         1,246,111
Networking Products - 3.2%
           158,769  Cisco Systems, Inc. *                                                                                  3,067,417
Oil and Gas Drilling - 0.3%
            10,355  Helmerich & Payne, Inc.                                                                                  319,141
Oil Companies - Exploration and Production - 5.9%
            27,640  EOG Resources, Inc.                                                                                    1,754,587
            46,983  Occidental Petroleum Corp.                                                                             2,644,672
            37,360  XTO Energy, Inc.                                                                                       1,294,898
                                                                                                                           5,694,157
Oil Companies - Integrated - 2.4%
            30,125  Hess Corp.                                                                                             1,650,549
            18,776  Petroleo Brasileiro S.A. (ADR)                                                                           630,310
                                                                                                                           2,280,859
Reinsurance - 1.7%
               531  Berkshire Hathaway, Inc. - Class B*                                                                    1,627,515
Retail - Building Products - 0.5%
            18,300  Home Depot, Inc.                                                                                         481,656
Retail - Discount - 1.2%
            23,735  Wal-Mart Stores, Inc.                                                                                  1,196,244
Retail - Drug Store - 2.5%
            74,510  CVS Caremark Corp. **                                                                                  2,367,928
Retail - Office Supplies - 0.4%
            20,106  Staples, Inc.                                                                                            414,586
Retail - Restaurants - 0.7%
            12,244  McDonald's Corp.                                                                                         652,483
Semiconductor Components/Integrated Circuits - 2.3%
           116,265  Marvell Technology Group, Ltd. *                                                                       1,276,590
           581,602  Taiwan Semiconductor Manufacturing Co., Ltd.                                                             971,954
                                                                                                                           2,248,544
Semiconductor Equipment - 2.0%
            69,579  KLA-Tencor Corp.                                                                                       1,930,121
Telecommunication Equipment - Fiber Optics - 1.2%
            77,209  Corning, Inc.                                                                                          1,128,796
Tobacco - 0.3%
            19,430  Altria Group, Inc.                                                                                       317,292
Toys - 0.5%
             1,720  Nintendo Co., Ltd. **                                                                                    460,265
Transportation - Railroad - 1.2%
            27,952  Canadian National Railway Co. (U.S. Shares)                                                            1,129,820
Transportation - Services - 2.2%
             9,292  C.H. Robinson Worldwide, Inc.                                                                            493,963
            30,226  United Parcel Service, Inc. - Class B                                                                  1,582,029
                                                                                                                           2,075,992
Web Portals/Internet Service Providers - 2.0%
             3,199  Google, Inc. - Class A*                                                                                1,266,708
            49,130  Yahoo!, Inc. *                                                                                           702,068
                                                                                                                           1,968,776
Wireless Equipment - 5.3%
           106,306  Crown Castle International Corp. *                                                                     2,606,623
            45,565  QUALCOMM, Inc.                                                                                         1,928,311
            64,493  Telefonaktiebolaget L.M. Ericsson - Class B                                                              556,659
                                                                                                                           5,091,593
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $97,468,631)                                                                                     90,770,508
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.4%
Electric - Integrated - 0.4%
   $       250,000    Energy Future Holdings Corp., 10.8750%, 11/1/17                                                        170,625
           430,000    Texas Competitive Electric Holdings Co. LLC, 10.2500%, 11/1/15                                         244,025
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $689,544)                                                                                        414,650
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 5.2%
         5,021,071  Janus Cash Liquidity Fund LLC, 0% (cost $5,021,071)                                                    5,021,071
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $103,179,246) - 100%                                                                       $96,206,229
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2009 (unaudited)

Country                                                 Value   % of Investment
                                                                     Securities
-------------------------------------------------------------------------------
Australia                                      $      417,206              0.4%
Belgium                                             6,281,592              6.5%
Bermuda                                             2,684,671              2.8%
Brazil                                                630,310              0.7%
Canada                                              2,425,349              2.5%
Germany                                               668,540              0.7%
Japan                                                 475,621              0.5%
Sweden                                                556,659              0.6%
Switzerland                                         4,762,698              5.0%
Taiwan                                                971,954              1.0%
United Kingdom                                      1,764,477              1.8%
United States ++                                   74,567,152             77.5%
-------------------------------------------------------------------------------
Total                                          $   96,206,229            100.0%
                                                   ==========            ======

++ Includes Short-Term Securities (72.3% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of April 30, 2009 (unaudited)
Currency Sold and                                     Currency              Currency              Unrealized
Settlement Date                                      Units Sold          Value in U.S.$           Gain/(Loss)
----------------------------------------------------------------------------------------------------------------
Australian Dollar 5/14/09                                  29,000                $21,052           $   (833)
Australian Dollar 6/18/09                                  60,000                 43,443             (1,422)
Australian Dollar 6/25/09                                 219,000                158,492             (2,936)
British Pound 5/14/09                                      60,000                 88,732             (2,818)
British Pound 6/18/09                                     479,000                708,366             (7,709)
British Pound 6/25/09                                     180,000                266,193             (2,329)
Euro 5/14/09                                              855,000              1,131,032             25,783
Euro 6/18/09                                              960,000              1,269,713            (25,966)
Euro 6/25/09                                            1,700,000              2,248,357            (34,107)
Japanese Yen 5/14/09                                    5,100,000                 51,732                187
Japanese Yen 6/18/09                                    8,300,000                 84,241                423
Japanese Yen 6/25/09                                   13,900,000                141,095              2,797
-------------------------------------------------------------------------------------------------------------
Total                                                                         $6,212,448           $(48,930)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strips       The Voter Verified Paper Record (VVPR)strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income-producing security.

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of April 30, 2009)
                                                Level 1 - Quoted       Level 2 - Other Significant       Level 3 - Significant
                                                Prices                 Observable Inputs                 Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser Large Cap Growth Fund                   $76,093,551                      $ 20,112,678                      $ -
---------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):

Janus Adviser Large Cap Growth Fund                             -                           (48,930)                       -
---------------------------------------------------------------------------------------------------------------------------------

(a)Other Financial Instruments include futures, forwards, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of April 30, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                                  $10,719,736

Janus Adviser Long/Short Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock** - 258.2%
Aerospace and Defense - 1.5%
            35,730  Northrop Grumman Corp.                                                                            $   1,727,546
Airlines - 1.1%
           240,550  UAL Corp.*                                                                                            1,183,506
Athletic Footwear - 1.7%
            49,489  Adidas A.G.                                                                                           1,866,068
Automotive - Cars and Light Trucks - 2.0%
            64,874  Bayerische Motoren Werke A.G.                                                                         2,234,277
Brewery - 15.4%
           564,534  Anheuser-Busch InBev N.V.                                                                            17,228,049
           780,976  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                  2,066
                                                                                                                         17,230,115
Broadcast Services and Programming - 3.5%
           240,965  Liberty Global, Inc. - Class A*                                                                       3,973,513
Building - Residential and Commercial - 2.7%
             6,035  NVR, Inc.*                                                                                            3,049,908
Closed-End Funds - 0%
             4,999  Calamos Convertible Opportunities & Income Fund                                                          45,291
Commercial Banks - 11.2%
           123,385  Banco Latinoamericano de Exportaciones S.A. (U.S. Shares)                                             1,517,635
           135,762  ICICI Bank, Ltd.                                                                                      1,306,876
           470,827  ICICI Bank, Ltd. (ADR)                                                                                9,713,160
                                                                                                                         12,537,671
Computers - 2.3%
            20,509  Apple, Inc.*                                                                                          2,580,647
Containers - Metal and Glass - 2.1%
            97,881  Owens-Illinois, Inc.*                                                                                 2,387,318
Diagnostic Kits - 0.1%
           649,530  Trinity, Ltd. - Private Placement*,***,00,ss.                                                           126,557
Disposable Medical Products - 0.9%
           642,100  Top Glove Corp. Bhd                                                                                   1,000,685
Distribution/Wholesale - 4.8%
           298,300  Pool Corp.                                                                                            5,327,638
Diversified Operations - 2.3%
            77,980  Illinois Tool Works, Inc.                                                                             2,557,744
E-Commerce/Services - 3.0%
           110,480  eBay, Inc.*                                                                                           1,819,605
            33,650  Netflix, Inc.*                                                                                        1,524,682
                                                                                                                          3,344,287
Electric - Generation - 5.9%
         1,741,203  NTPC, Ltd.                                                                                            6,627,853
Electric - Transmission - 3.8%
         2,324,000  Power Grid Corp. of India, Ltd.                                                                       4,315,468
Energy - Alternate Sources - 2.2%
           174,110  Covanta Holding Corp.*                                                                                2,456,692
Enterprise Software/Services - 2.5%
           101,700  Concur Technologies, Inc.*                                                                            2,753,019
Finance - Consumer Loans - 0.8%
           191,130  SLM Corp.*                                                                                              923,158
Finance - Investment Bankers/Brokers - 2.2%
            19,575  Goldman Sachs Group, Inc.                                                                             2,515,388
Financial Guarantee Insurance - 0.9%
            99,260  Assured Guaranty, Ltd.                                                                                  958,852
Food - Retail - 3.3%
           745,486  Tesco PLC                                                                                             3,699,933
Forestry - 4.9%
           159,764  Plum Creek Timber Co., Inc.                                                                           5,515,053
Gold Mining - 1.8%
            49,360  Newmont Mining Corp.                                                                                  1,986,246
Internet Security - 1.2%
            75,625  Symantec Corp.*                                                                                       1,304,531
Investment Companies - 21.0%
           788,686  Australian Infrastructure Fund                                                                          863,634
            36,510  iShares iBoxx High Yield Corporate Bond (ETF)                                                         2,784,618
            19,385  iShares MSCI Brazil Index Fund (ETF)                                                                    874,264
            50,320  Market Vectors - Gold Miners (ETF)                                                                    1,656,031
            32,235  Market Vectors Steel Index (ETF)                                                                      1,131,126
           120,475  PowerShares Cleantech (ETF)                                                                           2,337,215
           154,730  PowerShares DB US Dollar Index Bearish Fund (ETF)*                                                    3,940,972
            35,535  ProShares UltraShort 20+ Year Treasury (ETF)                                                          1,752,231
            31,285  ProShares UltraShort Lehman 7-10 Year Treasury (ETF)                                                  1,711,602
            45,725  ProShares UltraShort Real Estate (ETF)                                                                1,079,110
            16,900  SPDR Gold Trust (ETF)*                                                                                1,474,863
            60,195  SPDR KBW Regional Banking (ETF)                                                                       1,255,066
            99,555  SPDR S&P Homebuilders (ETF)                                                                           1,349,966
           375,800  XACT OBX (ETF)*                                                                                       1,291,723
                                                                                                                         23,502,421
Investment Management and Advisory Services - 2.3%
           749,100  GP Investments, Ltd. (BDR)*                                                                           2,570,340
Machinery - Farm - 2.3%
           104,085  AGCO Corp.*                                                                                           2,529,266
Medical - Biomedical and Genetic - 2.1%
            48,930  Amgen, Inc.*                                                                                          2,371,637
Medical - Drugs - 3.8%
            90,635  Novo Nordisk A/S (ADR)                                                                                4,306,069
Medical Products - 1.6%
            38,000  Baxter International, Inc.                                                                            1,843,000
Metal - Copper - 4.3%
            35,655  Freeport-McMoRan Copper & Gold, Inc. - Class B                                                        1,520,686
           179,700  Southern Copper Corp.                                                                                 3,337,029
                                                                                                                          4,857,715
Metal Processors and Fabricators - 0.4%
           168,282  Bharat Forge, Ltd.                                                                                      423,330
Multi-Line Insurance - 3.2%
            76,260  ACE, Ltd. (U.S. Shares)                                                                               3,532,363
Multimedia - 6.0%
           276,508  Liberty Media Corp. - Entertainment - Class A*                                                        6,732,971
Oil and Gas Drilling - 0.6%
            22,495  Helmerich & Payne, Inc.                                                                                 693,296
Oil Companies - Exploration and Production - 32.4%
            14,650  Apache Corp.                                                                                          1,067,399
            36,400  Canadian Natural Resources, Ltd. (U.S. Shares)                                                        1,678,404
           452,130  Denbury Resources, Inc.*                                                                              7,360,677
            41,565  EOG Resources, Inc.                                                                                   2,638,546
           559,020  Forest Oil Corp.*                                                                                     8,944,321
            86,055  Occidental Petroleum Corp.                                                                            4,844,036
             1,800  OGX Petroleo e Gas Participacoes S.A. *                                                                 757,617
           338,365  SandRidge Energy, Inc.*                                                                               2,761,058
           144,910  Ultra Petroleum Corp. (U.S. Shares)*                                                                  6,202,148
                                                                                                                         36,254,206
Oil Companies - Integrated - 3.4%
            69,655  Hess Corp.                                                                                            3,816,397
Paper and Related Products - 0.6%
            18,230  Aracruz Celulose S.A. (ADR)                                                                             217,666
            47,815  Votorantim Celulose e Papel S.A. (ADR)*                                                                 417,903
                                                                                                                            635,569
Pipelines - 6.0%
            31,076  Enbridge, Inc.                                                                                          959,892
           141,361  Kinder Morgan Management LLC*                                                                         5,773,183
                                                                                                                          6,733,075
Property and Casualty Insurance - 2.1%
            12,470  White Mountains Insurance Group, Ltd.                                                                 2,385,760
Real Estate Management/Services - 6.8%
           605,590  CB Richard Ellis Group, Inc. - Class A*                                                               4,541,925
           233,000  Mitsubishi Estate Co., Ltd.                                                                           3,040,652
                                                                                                                          7,582,577
Real Estate Operating/Development - 33.5%
         3,561,000  CapitaLand, Ltd.                                                                                      6,559,096
         1,919,123  Forestar Group, Inc.*                                                                                24,679,923
           254,905  St. Joe Co.*                                                                                          6,342,036
                                                                                                                         37,581,055
Reinsurance - 1.1%
               419  Berkshire Hathaway, Inc. - Class B*                                                                   1,284,235
REIT - Diversified - 3.1%
            71,058  Vornado Realty Trust                                                                                  3,474,026
REIT - Mortgage - 0.7%
           341,730  Gramercy Capital Corp.                                                                                  738,137
REIT - Office Property - 0.7%
            14,915  Boston Properties, Inc.                                                                                 737,099
REIT - Regional Malls - 1.8%
            40,130  Simon Property Group, Inc.                                                                            2,070,708
REIT - Warehouse/Industrial - 6.8%
           834,708  ProLogis                                                                                              7,604,190
Resorts and Theme Parks - 7.3%
           278,665  Vail Resorts, Inc.*                                                                                   8,137,018
Retail - Major Department Stores - 0.5%
           126,611  Pantaloon Retail India, Ltd.                                                                            496,184
            13,327  Pantaloon Retail India, Ltd. - Class B                                                                   32,091
                                                                                                                            528,275
Semiconductor Components/Integrated Circuits - 1.6%
           462,720  Atmel Corp.*                                                                                          1,776,844
                 1  Taiwan Semiconductor Manufacturing Co., Ltd.                                                                  2
                                                                                                                          1,776,846
Telecommunication Equipment - Fiber Optics - 4.9%
           375,030  Corning, Inc.                                                                                         5,482,939
Tobacco - 0.7%
            48,525  Altria Group, Inc.                                                                                      792,413
Toys - 1.7%
             7,000  Nintendo Co., Ltd.                                                                                    1,873,171
Transportation - Marine - 7.0%
            40,290  Alexander & Baldwin, Inc.                                                                             1,073,326
           116,995  DryShips, Inc. (U.S. Shares)                                                                            868,103
           406,130  Teekay Corp. (U.S. Shares)                                                                            5,864,517
                                                                                                                          7,805,946
Water Treatment Systems - 1.3%
            86,215  Nalco Holding Co.                                                                                     1,407,029
Wireless Equipment - 2.5%
            65,610  QUALCOMM, Inc.                                                                                        2,776,615
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $342,812,259)                                                                                  289,068,658
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds** - 7.1%
Apparel Manufacturers - 0.5%
  $        620,000  Levi Strauss & Co., 9.7500%, 1/15/15                                                                    585,900
Finance - Auto Loans - 0.7%
           930,000  Ford Motor Credit Co. LLC, 9.7500%, 9/15/10                                                             837,041
Quarrying - 0.6%
           815,000  Vulcan Materials Co., 7.0000%, 6/15/18                                                                  708,480
REIT - Diversified - 3.4%
         4,566,000  Vornado Realty Trust, 2.8500%, 4/1/27                                                                 3,852,563
REIT - Warehouse/Industrial - 1.9%
         3,032,000  ProLogis, 2.2500%, 4/1/37                                                                             2,164,090
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $6,451,225)                                                                                   8,148,074
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 5.0%
             2,394  Ameristar Casinos, Inc.
                         expires May 2009
                         exercise price $15.00                                                                            1,149,120
             9,012  AMR Corp.
                         expires May 2009
                         exercise price $5.00                                                                               315,420
               750  ArcelorMittal
                         expires December 2009
                         exercise price $18.00                                                                              368,025
             3,000  Cadence Design Systems, Inc.
                         expires January 2010
                         exercise price $5.00                                                                               450,000
             3,066  Continental Airlines, Inc. - Class B
                         expires June 2009
                         exercise price $1.00                                                                               282,072
             1,365  PowerShares QQQQ
                         expires June 2009
                         exercise price $32.00                                                                              438,165
               250  PowerShares QQQQ
                         expires January 2010
                         exercise price $30.00                                                                              158,000
             1,500  ProLogis (LEAPS)
                         expires January 2011
                         exercise price $10.00                                                                            1,065,000
                20  S&P 500(R) Index (LEAPS)
                         expires December 2010
                         exercise price $850.00                                                                             274,600
               516  St. Joe Co.
                         expires January 2010
                         exercise price $30.00                                                                              121,260
             1,035  Terex Corp. (LEAPS)
                         expires July 2009
                         exercise price $10.00                                                                               98,325
             2,747  UAL Corp.
                         expires June 2009
                         exercise price $5.00                                                                               260,965
               796  UAL Corp.
                         expires June 2009
                         exercise price $7.50                                                                                23,880
             1,194  UAL Corp.
                         expires June 2009
                         exercise price $7.50                                                                                39,402
             1,000  United States Oil Fund (LEAPS)
                         expires January 2011
                         exercise price $35.00                                                                              510,000
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $6,812,869)                                                                5,554,234
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.2%
             3,466  iShares MSCI EAFE Emerging Markets (ETF)
                         expires May 2009
                         exercise price $25.00                                                                               57,848
               384  S&P 500(R) Index
                         expires May 2009
                         exercise price $775.00                                                                             122,880
               300  S&P 500(R) Index
                         expires May 2009
                         exercise price $775.00                                                                              84,000
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $908,856)                                                                     264,728
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $356,985,209) - 270.5%                                                                    303,035,694
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short  - (170.5)%
Common Stock - (170.5)%
Advertising Services - (1.4)%
           111,414  JC Decaux S.A.                                                                                       (1,591,989)
Agricultural Operations - (1.3)%
            30,020  Bunge, Ltd.                                                                                          (1,441,260)
Apparel Manufacturers - (5.1)%
            42,945  Hermes International                                                                                 (5,676,857)
Applications Software - (2.8)%
            74,060  Salesforce.com, Inc.*                                                                                (3,170,509)
Athletic Footwear - (0.8)%
           403,000  Yue Yuen Industrial Holdings, Ltd.                                                                     (894,717)
Automotive - Truck Parts and Equipment - Original - (0.7)%
           131,315  American Axle & Manufacturing Holdings, Inc.                                                           (131,315)
            58,820  Federal Mogul Corp.*                                                                                   (652,902)
                                                                                                                           (784,217)
Brewery - (4.8)%
           247,000  Kirin Holdings Co., Ltd.                                                                             (2,718,402)
         1,044,000  Tsingtao Brewery Co., Ltd.                                                                           (2,702,331)
                                                                                                                         (5,420,733)
Building Products - Cement and Aggregate - (2.3)%
           394,000  Anhui Conch Cement Co., Ltd.                                                                         (2,614,181)
Cellular Telecommunications - (1.0)%
           996,000  China Unicom Hong Kong, Ltd.                                                                         (1,150,943)
Coffee - (1.8)%
            28,130  Green Mountain Coffee Roasters, Inc.*                                                                (2,034,080)
Commercial Banks - (15.0)%
         2,083,000  Bank of China, Ltd.                                                                                    (771,760)
         1,522,685  Bank VTB OAO (GDR)*                                                                                  (2,801,740)
            88,674  Commonwealth Bank of Australia                                                                       (2,253,857)
           291,902  Erste Group Bank A.G.                                                                                (6,103,041)
           127,960  International Bancshares Corp.                                                                       (1,728,740)
            27,460  Prosperity Bancshares, Inc.                                                                            (762,564)
           170,991  Westpac Banking Corp.                                                                                (2,378,743)
                                                                                                                        (16,800,445)
Commercial Services - (5.6)%
           222,080  Iron Mountain, Inc.*                                                                                 (6,327,059)
Commercial Services - Finance - (4.4)%
           166,425  Moody's Corp.                                                                                        (4,912,866)
Computer Services - (1.4)%
            13,311  Atos Origin S.A.                                                                                       (412,371)
            11,412  Cap Gemini S.A.                                                                                        (426,485)
             8,010  Computer Sciences Corp.*                                                                               (296,050)
           365,252  Logica PLC                                                                                             (413,063)
                                                                                                                         (1,547,969)
Computers - Peripheral Equipment - (0.8)%
            27,075  Synaptics Inc.*                                                                                        (879,396)
Dental Supplies and Equipment - (4.7)%
           324,660  Sirona Dental Systems, Inc.*                                                                         (5,311,438)
Distribution/Wholesale - (4.8)%
           298,300  Pool Corp.                                                                                           (5,327,638)
Diversified Operations - (1.1)%
            55,685  Ingersoll-Rand Co. - Class A                                                                         (1,212,262)
E-Commerce/Services - (2.7)%
            33,650  Netflix, Inc.*                                                                                       (3,049,363)
Electronic Components - Semiconductors - (0.4)%
            18,025  Cree, Inc.*                                                                                            (493,705)
Enterprise Software/Services - (2.5)%
           101,700  Concur Technologies, Inc.*                                                                           (2,753,019)
Finance - Auto Loans - (0.9)%
           103,900  AmeriCredit Corp.*                                                                                   (1,056,663)
Finance - Credit Card - (2.8)%
           125,385  American Express Co.                                                                                 (3,162,210)
Food - Miscellaneous/Diversified - (4.6)%
            48,730  General Mills, Inc.                                                                                  (2,470,124)
            62,490  Kellogg Co.                                                                                          (2,631,454)
                                                                                                                         (5,101,578)
Garden Products - (1.7)%
            61,020  Toro Co.                                                                                             (1,853,788)
Home Furnishings - (0.9)%
            78,120  Tempur-Pedic International, Inc.                                                                     (1,004,623)
Investment Companies - (30.3)%
           114,880  Financial Select Sector SPDR (ETF)                                                                   (1,243,002)
           685,800  iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker (ETF)                                       (975,688)
           126,080  iShares Dow Jones U.S. Broker Dealers Index (ETF)                                                    (2,869,581)
            32,700  iShares Dow Jones U.S. Industrial Sector Index (ETF)                                                 (1,342,989)
           113,815  iShares Dow Jones U.S. Insurance Index (ETF)                                                         (2,221,669)
            39,480  iShares FTSE/Xinhua China 25 Index Fund (ETF)                                                        (1,262,570)
            64,100  iShares MSCI Australia Index Fund (ETF)                                                                (941,629)
            84,848  iShares MSCI Emerging Markets Index (ETF)                                                            (2,430,895)
           446,670  iShares MSCI Japan Index Fund (ETF)                                                                  (3,801,162)
            47,685  iShares MSCI Mexico Investable Market Index (ETF)                                                    (1,489,679)
            72,800  iShares MSCI Taiwan Index (ETF)                                                                        (744,016)
            33,130  iShares MSCI Thailand Index Fund (ETF)                                                                 (874,301)
            51,930  iShares S&P N. America Technology-Software Index (ETF)                                               (1,892,848)
            53,175  Lyxor Eastern Europe Fund (ETF)                                                                        (875,431)
            46,875  Lyxor Russia Fund (ETF)                                                                              (1,107,068)
            13,300  Oil Services Holders Trust (ETF)                                                                     (1,200,990)
            60,540  PowerShares Dynamic Healthcare Services Portfolio (ETF)                                                (943,819)
            74,700  PowerShares Dynamic Leisure and Entertainment Portfolio                                                (798,543)
            40,690  SPDR S&P Oil & Gas Equipment & Services (ETF)                                                          (844,724)
           106,235  SPDR S&P Retail (ETF)                                                                                (2,939,522)
            71,170  Technology Select Sector SPDR Fund (ETF)                                                             (1,227,682)
           143,680  United States Natural Gas Fund L.P. (ETF)*                                                           (1,886,518)
                                                                                                                        (33,914,326)
Machinery - Farm - (2.3)%
           104,085  AGCO Corp.*                                                                                          (2,529,266)
Machinery - Pumps - (0.5)%
             7,560  Flowserve Corp.                                                                                        (513,324)
Medical Products - (0.6)%
            32,067  Nobel Biocare Holding A.G.                                                                             (655,044)
Metal - Aluminum - (5.2)%
         7,616,000  Aluminum Corp. of China, Ltd.                                                                        (5,817,335)
Motorcycle and Motor Scooter Manufacturing - (1.5)%
            75,650  Harley-Davidson, Inc.                                                                                (1,676,404)
Oil and Gas Drilling - (1.7)%
           145,680  Patterson-UTI Energy, Inc.                                                                           (1,851,593)
Oil Refining and Marketing - (5.1)%
           232,010  Tesoro Corp.                                                                                         (3,538,152)
           168,670  Western Refining, Inc.                                                                               (2,123,556)
                                                                                                                         (5,661,708)
Paper and Related Products - (0.5)%
           339,200  Lee & Man Paper Manufacturing, Ltd.                                                                    (253,419)
           704,000  Nine Dragons Paper Holdings, Ltd.                                                                      (317,992)
                                                                                                                           (571,411)
Patient Monitoring Equipment - (0.9)%
            42,545  Mindray Medical International, Ltd. (ADR)                                                              (970,877)
Real Estate Operating/Development - (4.8)%
         5,016,000  Agile Property Holdings, Ltd.                                                                        (3,728,093)
         1,272,000  Genting Singapore PLC*                                                                                 (521,339)
           352,400  Guangzhou R&F Properties Company, Ltd.                                                                 (566,962)
           599,000  Yanlord Land Group Ltd.                                                                                (576,349)
                                                                                                                         (5,392,743)
Rental Auto/Equipment - (2.2)%
           129,015  Rent-A-Center, Inc.*                                                                                 (2,483,539)
Retail - Apparel and Shoe - (0.9)%
            68,335  Lululemon Athletica, Inc.*                                                                             (953,273)
               252  Pou Sheng International Holdings, Ltd.*                                                                     (25)
                                                                                                                           (953,298)
Retail - Automobile - (6.1)%
           532,517  Carmax, Inc.*                                                                                        (6,794,917)
Retail - Jewelry - (4.5)%
           710,025  Bulgari S.P.A.                                                                                       (3,631,954)
            10,255  Swatch Group A.G.                                                                                    (1,422,819)
                                                                                                                         (5,054,773)
Retail - Major Department Stores - (0.6)%
           726,000  Lifestyle International Holdings, Ltd.                                                                 (692,291)
Retail - Miscellaneous/Diversified - (0.8)%
           115,100  Aeon Co., Ltd.                                                                                         (898,752)
Retail - Pawn Shops - (1.3)%
            67,493  Cash America International, Inc.                                                                     (1,509,143)
Retail - Regional Department Stores - (1.3)%
         1,854,000  Golden Eagle Retail Group, Ltd.                                                                      (1,492,035)
Retail - Restaurants - (5.3)%
            95,046  Brinker International, Inc.                                                                          (1,684,216)
            31,867  Chipotle Mexican Grill, Inc. - Class A*                                                              (2,584,095)
            57,075  P.F. Chang's China Bistro, Inc.*                                                                     (1,722,523)
                                                                                                                         (5,990,834)
Retail - Sporting Goods - (4.5)%
           391,061  Cabela's, Inc.*                                                                                      (5,009,491)
Schools - (8.9)%
            81,180  Bridgepoint Education, Inc.*                                                                           (880,804)
            26,185  ITT Educational Services, Inc.*                                                                      (2,638,662)
            34,320  Strayer Education, Inc.                                                                              (6,500,551)
                                                                                                                        (10,020,017)
Super-Regional Banks - (2.7)%
           182,747  Capital One Financial Corp.                                                                          (3,059,185)
Transportation - Marine - (0.5)%
         1,224,000  China Shipping Container Lines Co., Ltd.                                                               (293,777)
            74,500  Orient Overseas International, Ltd.                                                                    (214,094)
                                                                                                                           (507,871)
Transportation - Railroad - (0.4)%
           114,000  Kintetsu Corp.                                                                                         (496,209)
Water - (0.8)%
            33,725  Veolia Environment                                                                                     (925,193)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $188,428,158) - (170.5)%                                                         (191,015,088)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $168,557,051) -100%                                           $ 112,020,606
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           April 30, 2009 (unaudited)

                                                                % of Investment
Country                                              Value           Securities
--------------------------------------------------------------------------------
Australia                                    $     863,634                 0.3%
Belgium                                         17,230,114                 5.7%
Bermuda                                          5,914,952                 2.0%
Brazil                                           1,393,187                 0.4%
Canada                                           8,840,444                 2.9%
Denmark                                          4,306,069                 1.4%
Germany                                          4,100,345                 1.4%
Hong Kong                                          126,557                 0.0%
India                                           22,914,964                 7.6%
Japan                                            4,913,824                 1.6%
Malaysia                                         1,000,685                 0.3%
Marshall Islands                                 6,732,620                 2.2%
Norway                                           1,291,723                 0.4%
Panama                                           1,517,636                 0.5%
Singapore                                        6,559,096                 2.2%
Switzerland                                      3,532,363                 1.2%
Taiwan                                                   2                 0.0%
United Kingdom                                   3,699,933                 1.2%
United States                                  208,097,546                68.7%
--------------------------------------------------------------------------------
Total                                        $ 303,035,694               100.0%

              Summary of Investments by Country- (Short Positions)
                           April 30, 2009 (unaudited)

                                                                % of Securities
Country                                                Value         Sold Short
--------------------------------------------------------------------------------
Australia                                    $   (4,632,601)               2.4%
Austria                                          (6,103,041)               3.2%
Bermuda                                          (4,080,351)               2.1%
Cayman Islands                                   (3,408,622)               1.8%
China                                            (6,949,012)               3.6%
France                                          (11,015,394)               5.8%
Hong Kong                                       (11,672,059)               6.1%
Italy                                            (3,631,954)               1.9%
Japan                                            (4,113,363)               2.2%
Russia                                           (2,801,740)               1.5%
Singapore                                        (1,097,688)               0.6%
Switzerland                                      (2,077,863)               1.1%
United Kingdom                                     (413,064)               0.2%
United States                                  (129,018,336)              67.5%
--------------------------------------------------------------------------------
Total                                        $ (191,015,088)             100.0%

Forward Currency Contracts, Open
as of April 30, 2009 (unaudited)
Currency Sold and                            Currency              Currency               Unrealized
Settlement Date                              Units Sold            Value in U.S.$         Gain/(Loss)
----------------------------------------------------------------------------------------------------------
Brazilian Real 5/14/09                        4,600,000             $ 2,098,151           $ (86,782)
----------------------------------------------------------------------------------------------------------
                                                                    $ 2,098,151           $ (86,782)
----------------------------------------------------------------------------------------------------------

Total Return Swaps outstanding at 4/30/09

                                                                                                                       Unrealized
                                                                      Return Received by the                          Appreciation/
Counterparty         Notional Amount      Return Paid by the Fund              Fund            Termination Date      (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs             $  (288,400)  Farglory Land Development    1-month LIBOR minus
International                           Co., Ltd.                    650 basis points                   5/6/10          $ (23,403)
Morgan Stanley             (1,519,755)  Formosa Chemicals & Fibre    1-month LIBOR minus
                                        Corp.                        600 basis points                   9/7/10           (445,353)
Morgan Stanley             (2,835,537)  Honam Petrochemical          1-month LIBOR minus
                                        Corp.                        300 basis points                  1/27/11            (96,200)
Morgan Stanley             (2,356,628)  SK Telecom Co., Ltd.         1-month LIBOR minus
                                                                     400 basis points                  1/27/11              24,941
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                  $ (540,015)
------------------------------------------------------------------------------------------------------------------------------------

Schedule of Written Options - Calls
--------------------------------------------------------------------------------
      American Express Company
         expires May 2009
         486 contracts
         exercise price $20.00                                       $(277,020)
      American Express Company
         expires May 2009
         432 contracts
         exercise price $22.50                                        (155,952)
      American Express Company
         expires May 2009
         1,222 contracts
         exercise price $25.00                                        (201,630)
      American Express Company
         expires May 2009
         700 contracts
         exercise price $15.00                                        (716,100)
      Anheuser-Busch InBev N.V.
         expires June 2009
         1,980 contracts
         exercise price $23.00                                        (508,699)
      Apple, Inc.
         expires May 2009
         51 contracts
         exercise price $120.00                                        (36,618)
      Brinker International, Inc.
         expires May 2009
         681 contracts
         exercise price $20.00                                         (27,240)
      Cabela's, Inc.
         expires May 2009
         1,915 contracts
         exercise price $10.00                                        (612,800)
      Caterpillar, Inc.
         expires May 2009
         454 contracts
         exercise price $33.00                                        (152,090)
      CenturyTel, Inc.
         expires May 2009
         939 contracts
         exercise price $30.00                                          (6,573)
      Chipotle Mexican Grill, Inc. - Class A
         expires May 2009
         106 contracts
         exercise price $85.00                                         (20,140)
      Chipotle Mexican Grill, Inc. - Class A
         expires May 2009
         100 contracts
         exercise price $90.00                                          (7,300)
      iShares MSCI Emerging Markets Index - (ETF)
         expires May 2009
         3,466 contracts
         exercise price $30.00                                        (150,702)
      Moody's Corp.
         expires May 2009
         587 contracts
         exercise price $24.00                                        (340,460)
      Moody's Corp.
         expires May 2009
         1,009 contracts
         exercise price $25.00                                        (524,680)
      Netflix, Inc.
         expires May 2009
         457 contracts
         exercise price $45.00                                        (102,825)
      Novo Nordisk A/S (ADR)
         expires May 2009
         906 contracts
         exercise price $55.00                                         (22,650)
      Patterson-UTI Energy, Inc.
         expires May 2009
         1,485 contracts
         exercise price $12.50                                        (103,103)
      P.F. Chang's China Bistro, Inc.
         expires May 2009
         780 contracts
         exercise price $35.00                                         (15,600)
      Southern Copper Corp.
         expires May 2009
         1,797 contracts
         exercise price $20.00                                         (80,865)
      Tesoro Corp.
         expires May 2009
         959 contracts
         exercise price $15.00                                         (86,310)
      Valero Energy Corp.
         expires May 2009
         913 contracts
         exercise price $21.00                                         (31,042)
--------------------------------------------------------------------------------
Total Written Options - Calls
      (Premiums received $2,246,274)                               $(4,180,399)
--------------------------------------------------------------------------------

Schedule of Written Options - Puts
--------------------------------------------------------------------------------
      Ameristar Casinos, Inc.
         expires May 2009
         2,244 contracts
         exercise price $12.50                                        $(11,220)
      AMR Corp.
         expires May 2009
         9,012 contracts
         exercise price $4.00                                         (180,240)
      Autoliv, Inc.
         expires May 2009
         1,125 contracts
         exercise price $20.00                                        (23,625)
      Autoliv, Inc
         expires May 2009
         1,244 contracts
         exercise price $22.50                                         (70,908)
      Continental Airlines, Inc. - Class B
         expires May 2009
         1,477 contracts
         exercise price $10.00                                        (103,390)
      Denbury Resources, Inc.
         expires May 2009
         1,867 contracts
         exercise price $15.00                                         (80,281)
      DryShips, Inc. (U.S. Shares)
         expires June 2009
         1,978 contracts
         exercise price $5.00                                          (79,120)
      Hess Corp.
         expires May 2009
         354 contracts
         exercise price $55.00                                         (84,252)
      Moody's Corp.
         expires May 2009
         1,483 contracts
         exercise price $19.00                                          (4,449)
      Novo Nordisk A/S (ADR)
         expires May 2009
         448 contracts
         exercise price $240.00                                        (11,302)
      Novo Nordisk A/S (ADR)
         expires May 2009
         430 contracts
         exercise price $250.00                                        (19,938)
      United States Oil Fund (LEAPS)
         expires January 2011
         1,000 contracts
         exercise price $25.00                                        (510,000)
      Ultra Petroleum Corp. (U.S. Shares)
         expires May 2009
         422 contracts
         exercise price $38.00                                         (15,192)
      Ultra Petroleum Corp. (U.S. Shares)
         expires May 2009
         369 contracts
         exercise price $40.00                                         (24,542)
--------------------------------------------------------------------------------
Total Written Options - Puts
      (Premiums received $2,427,208)                               $(1,218,459)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

BDR               Brazilian Depositary Receipt

ETF               Exchange Traded Fund

GDR               Global Depositary Receipt

LEAPS             Long-Term Equity Anticipation Securities

PLC               Public Limited Company

REIT              Real Estate Investment Trust

SPDR              Standard & Poor's Depositary Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income-producing security.

** All liquid common stock and corporate bond positions have been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swaps and/or securities with extended settlement dates.

*** Restricted as to resale and may not have a readily available market. Not included in amount listed for segregation requirements.

                                                                   Value as a %
                                                         Value    of Net Assets
--------------------------------------------------------------------------------
Janus Adviser Long/Short Fund
Trinity, Ltd. - Private Placement ss.               $  126,557             0.1%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities (as of April 30, 2009)

                                        Acquisition       Acquisition                             Value as a % of
                                            Date             Cost                Value         Investment Securities
----------------------------------------------------------------------------------------------------------------------
Janus Adviser Long/Short Fund
Trinity, Ltd. - Private Placement***      11/14/07         $ 298,978        $       126,557                      0.1%
----------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of April 30, 2009)
                                                                           Level 2 - Other              Level 3 -
                                                                           Significant                  Significant
                                            Level 1 - Quoted Prices        Observable Inputs            Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser Long/Short Fund                       $ 218,430,017                 $ 78,660,158                126,557
-----------------------------------------------------------------------------------------------------------------------------
Investments in Purchased Options:
-----------------------------------------------------------------------------------------------------------------------------
Janus Adviser Long/Short Fund                         4,379,290                     1,439,672                    -
-----------------------------------------------------------------------------------------------------------------------------
Investments in Securities Sold Short:
-----------------------------------------------------------------------------------------------------------------------------
Janus Adviser Long/Short Fund                       (134,630,047)                 (56,385,041)                   -
-----------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
-----------------------------------------------------------------------------------------------------------------------------
Janus Adviser Long/Short Fund                        (3,499,785)                   (2,525,870)                   -
-----------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (as of the nine-month period ended April 30, 2009)

                                                                    Change in
                                         Accrued                    Unrealized          Net         Transfers In
                      Balance as of      Discounts/    Realized     Appreciation/       Purchases/  and/or Out of  Balance as of
                      October 31, 2008   Premiums      Gain/(Loss)  (Depreciation)      (Sales)     Level 3        April 30, 2009
-----------------------------------------------------------------------------------------------------------------------------------
Investments in
 Securities:
Janus Adviser
 Long/Short Fund         $ 297,534         $    -          $ -          $ (170,977)        $ -         $ -          $ 126,557
-----------------------------------------------------------------------------------------------------------------------------------

All liquid common stock and corporate bond positions have been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swaps and/or securities with extended settlement dates as of April 30, 2009 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Long/Short Fund                                    $   291,749,786
--------------------------------------------------------------------------------

Janus Adviser Mid Cap Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.4%
Advertising Sales - 1.4%
           484,402  Lamar Advertising Co. - Class A*                                                                    $  8,186,394
Aerospace and Defense - 1.0%
           200,040  Empresa Brasileira de Aeronautica S.A. (ADR)                                                           3,244,649
            78,460  TransDigm Group, Inc.*                                                                                 2,757,084
                                                                                                                           6,001,733
Aerospace and Defense - Equipment - 1.2%
            89,930  Alliant Techsystems, Inc.*                                                                             7,162,925
Agricultural Chemicals - 1.4%
            98,150  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                 8,488,994
Agricultural Operations - 0.2%
         2,067,520  Chaoda Modern Agriculture Holdings, Ltd.                                                               1,177,936
Airlines - 1.4%
           308,025  Ryanair Holdings PLC (ADR)*,**                                                                         8,424,484
Apparel Manufacturers - 1.1%
           111,960  VF Corp.                                                                                               6,635,869
Applications Software - 1.3%
           271,460  Citrix Systems, Inc.*                                                                                  7,744,754
Auction House - Art Dealer - 1.2%
           325,685  Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                          7,295,344
Batteries and Battery Systems - 1.2%
           121,045  Energizer Holdings, Inc.*                                                                              6,935,879
Casino Hotels - 1.0%
           858,438  Crown, Ltd.**                                                                                          4,286,400
           388,435  Melco Crown Entertainment, Ltd. (ADR)*                                                                 1,767,379
                                                                                                                           6,053,779
Cellular Telecommunications - 1.1%
           182,590  Leap Wireless International, Inc.*                                                                     6,586,021
Commercial Services - 2.8%
           280,140  CoStar Group, Inc.*                                                                                   10,379,187
           218,380  Iron Mountain, Inc.*                                                                                   6,221,646
                                                                                                                          16,600,833
Commercial Services - Finance - 1.3%
           143,610  Global Payments, Inc.                                                                                  4,604,137
           108,642  Paychex, Inc.                                                                                          2,934,420
                                                                                                                           7,538,557
Computer Services - 0.3%
            47,955  IHS, Inc. - Class A*                                                                                   1,983,419
Computers - 1.1%
            52,062  Apple, Inc.*                                                                                           6,550,961
Computers - Peripheral Equipment - 0.8%
           362,885  Logitech International S.A. (U.S. Shares)*                                                             4,833,628
Consulting Services - 0.4%
           176,313  Gartner, Inc.*                                                                                         2,381,989
Containers - Metal and Glass - 3.2%
           226,125  Ball Corp.                                                                                             8,529,435
           428,295  Owens-Illinois, Inc.*                                                                                 10,446,115
                                                                                                                          18,975,550
Decision Support Software - 1.4%
           408,483  MSCI, Inc.*                                                                                            8,574,058
Distribution/Wholesale - 1.2%
         2,565,975  Li & Fung, Ltd.                                                                                        7,223,190
Diversified Operations - 0%
           406,940  Polytec Asset Holdings, Ltd.                                                                              23,801
Electric Products - Miscellaneous - 0.8%
           144,112  AMETEK, Inc.                                                                                           4,641,848
Electronic Components - Miscellaneous - 1.1%
           362,515  Tyco Electronics, Ltd.                                                                                 6,322,262
Electronic Components - Semiconductors - 0.6%
         2,147,335  ARM Holdings PLC                                                                                       3,768,675
Electronic Connectors - 2.2%
           380,815  Amphenol Corp. - Class A                                                                              12,886,780
Electronic Measuring Instruments - 1.4%
           387,221  Trimble Navigation, Ltd.*                                                                              8,302,018
Entertainment Software - 0.4%
           108,555  Electronic Arts, Inc.*                                                                                 2,209,094
Fiduciary Banks - 0.9%
            94,150  Northern Trust Corp.                                                                                   5,117,994
Finance - Other Services - 0.7%
            19,660  CME Group, Inc.                                                                                        4,351,741
Independent Power Producer - 0.4%
           118,990  NRG Energy, Inc.*                                                                                      2,139,440
Instruments - Controls - 0.5%
            46,925  Mettler-Toledo International, Inc.*                                                                    2,891,988
Instruments - Scientific - 1.4%
           241,377  Thermo Fisher Scientific, Inc.*                                                                        8,467,505
Internet Security - 1.7%
           571,690  Symantec Corp.*                                                                                        9,861,653
Investment Management and Advisory Services - 2.0%
           108,055  Eaton Vance Corp.                                                                                      2,957,465
           335,620  National Financial Partners Corp.                                                                      2,369,477
           176,430  T. Rowe Price Group, Inc.                                                                              6,796,084
                                                                                                                          12,123,026
Machinery - General Industrial - 1.7%
           225,185  Roper Industries, Inc.                                                                                10,266,184
Machinery - Pumps - 0.7%
           187,355  Graco, Inc.                                                                                            4,419,704
Medical - Biomedical and Genetic - 7.0%
           470,831  Celgene Corp.*,**                                                                                     20,113,900
            41,440  Genzyme Corp.*                                                                                         2,209,995
           163,745  Gilead Sciences, Inc.*                                                                                 7,499,521
            84,480  Millipore Corp.*                                                                                       4,992,768
           125,255  Myriad Genetics, Inc.*                                                                                 4,858,641
            56,950  Vertex Pharmaceuticals, Inc.*                                                                          1,755,199
                                                                                                                          41,430,024
Medical - Drugs - 0.5%
            72,550  Shire PLC (ADR)                                                                                        2,703,939
Medical Instruments - 1.2%
            48,900  Intuitive Surgical, Inc.*                                                                              7,028,397
Medical Products - 2.6%
           236,750  Covidien, Ltd.                                                                                         7,808,015
           135,795  Henry Schein, Inc.*                                                                                    5,573,027
            66,152  Varian Medical Systems, Inc.*                                                                          2,207,492
                                                                                                                          15,588,534
Metal Processors and Fabricators - 1.3%
           102,560  Precision Castparts Corp.                                                                              7,677,642
Networking Products - 1.2%
           327,895  Juniper Networks, Inc.*                                                                                7,098,927
Oil Companies - Exploration and Production - 3.4%
           155,095  EOG Resources, Inc.                                                                                    9,845,430
           119,590  Forest Oil Corp.*                                                                                      1,913,440
           195,031  Ultra Petroleum Corp. (U.S. Shares)*                                                                   8,347,326
                                                                                                                          20,106,196
Oil Companies - Integrated - 1.6%
           173,600  Hess Corp.                                                                                             9,511,544
Oil Field Machinery and Equipment - 0.3%
            72,725  Dresser-Rand Group, Inc.*                                                                              1,791,217
Physical Practice Management - 0.9%
           150,770  Mednax, Inc.*                                                                                          5,412,643
Pipelines - 1.2%
           178,857  Kinder Morgan Management LLC*                                                                          7,304,520
Real Estate Management/Services - 0.8%
           137,273  Jones Lang LaSalle, Inc.                                                                               4,429,800
Reinsurance - 1.7%
             3,304  Berkshire Hathaway, Inc. - Class B*                                                                   10,126,760
Retail - Apparel and Shoe - 2.4%
           887,200  Esprit Holdings, Ltd.                                                                                  5,438,401
           259,685  Nordstrom, Inc.                                                                                        5,876,672
           148,555  Urban Outfitters, Inc.*                                                                                2,895,337
                                                                                                                          14,210,410
Retail - Office Supplies - 0.8%
           230,242  Staples, Inc.                                                                                          4,747,590
Retail - Regional Department Stores - 0.8%
           106,855  Kohl's Corp.*                                                                                          4,845,874
Semiconductor Components/Integrated Circuits - 2.4%
         2,929,235  Atmel Corp.*                                                                                          11,248,263
           356,779  Cypress Semiconductor Corp.*                                                                           2,829,257
                                                                                                                          14,077,520
Semiconductor Equipment - 1.7%
           369,995  Kla-Tencor Corp.                                                                                      10,263,661
Telecommunication Equipment - 2.1%
           489,120  CommScope, Inc.*                                                                                      12,276,912
Telecommunication Equipment - Fiber Optics - 1.0%
           385,115  Corning, Inc.                                                                                          5,630,381
Telecommunication Services - 3.9%
           457,775  Amdocs, Ltd. (U.S. Shares)*                                                                            9,581,231
           342,935  SAVVIS, Inc.*                                                                                          3,902,600
         1,064,095  Time Warner Telecom, Inc. - Class A*                                                                   9,779,032
                                                                                                                          23,262,863
Toys - 1.6%
           628,651  Mattel, Inc.                                                                                           9,404,619
Transportation - Railroad - 1.2%
           173,740  Canadian National Railway Co. (U.S. Shares)                                                            7,022,571
Transportation - Services - 2.2%
           132,950  C.H. Robinson Worldwide, Inc.                                                                          7,067,622
           178,635  Expeditors International of Washington, Inc.                                                           6,200,421
                                                                                                                          13,268,043
Transportation - Truck - 1.6%
           211,265  Con-way, Inc.                                                                                          5,235,147
           112,180  Landstar System, Inc.                                                                                  3,994,730
                                                                                                                           9,229,877
Vitamins and Nutrition Products - 0.4%
            82,930  Mead Johnson Nutrition Co. - Class A*                                                                  2,342,773
Web Hosting/Design - 2.1%
           179,905  Equinix, Inc.*                                                                                        12,634,728
Wireless Equipment - 3.0%
           723,068  Crown Castle International Corp.*                                                                     17,729,627
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $628,626,070)                                                                                   554,307,602
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 6.6%
        39,378,811  Janus Cash Liquidity Fund LLC, 0% (cost $39,378,811)                                                  39,378,811
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $668,004,881) - 100%                                                                      $593,686,413
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2009 (unaudited)

                                                                % of Investment
Country                                                 Value        Securities
-------------------------------------------------------------------------------
Australia                                      $    4,286,400              0.7%
Bermuda                                            26,791,867              4.5%
Brazil                                              3,244,649              0.6%
Canada                                             31,154,235              5.3%
Cayman Islands                                      2,969,116              0.5%
Guernsey                                            9,581,231              1.6%
Ireland                                             8,424,484              1.4%
Switzerland                                         4,833,628              0.8%
United Kingdom                                      6,472,613              1.1%
United States++                                   495,928,190             83.5%
-------------------------------------------------------------------------------
Total                                          $  593,686,413            100.0%

++ Includes Short-Term Securities (76.9% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of April 30, 2009 (unaudited)

Currency Sold and                            Currency              Currency           Unrealized
Settlement Date                             Units Sold          Value in U.S.$        Gain/(Loss)
---------------------------------------------------------------------------------------------------
Australian Dollar 5/14/09                   2,700,000            $    1,959,969       $    (77,529)
Australian Dollar 6/18/09                   1,000,000                   724,044            (23,694)
Australian Dollar 6/25/09                     977,000                   707,063            (13,100)
Euro 6/18/09                                4,914,885                 6,500,515           (132,938)
Euro 6/25/09                                1,100,000                 1,454,820            (22,069)
---------------------------------------------------------------------------------------------------
Total                                                            $   11,346,411       $   (269,330)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of April 30, 2009)
                                                Level 1 - Quoted       Level 2 - Other Significant        Level 3 - Significant
                                                Prices                 Observable Inputs                  Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser Mid Cap Growth Fund                    $516,248,749                       $ 77,437,664                      $ -

Other Financial Instruments(a):

Janus Adviser Mid Cap Growth Fund                               -                          (269,330)                        -
----------------------------------------------------------------------------------------------------------------------------------

a) Other Financial Instruments include futures, forwards, written options contracts and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of April 30, 2009 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund                                $   16,128,484
--------------------------------------------------------------------------------

Janus Adviser Modular Portfolio Construction(R) Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Exchange-Traded Funds - 5.9%
Commodity - 3.7%
             3,815  iShares S&P GSCI Commodity-Indexed Trust (ETF)*,**                                                        94,574
Currency - 2.2%
             2,200  WisdomTree Dreyfus Japanese Yen Fund (ETF)                                                                58,344
------------------------------------------------------------------------------------------------------------------------------------
Total Exchange-Traded Funds (cost $184,173)                                                                                  152,918
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) - 91.2%
Equity Funds - 52.3%
             5,912  Janus Adviser Forty Fund - Class I Shares                                                                146,798
             4,877  Janus Adviser Global Real Estate Fund - Class I Shares                                                    27,506
             8,242  Janus Adviser INTECH Risk-Managed Growth Fund - Class I Shares                                            71,124
            13,481  Janus Adviser INTECH Risk-Managed International Fund - Class I Shares                                     73,740
            10,739  Janus Adviser INTECH Risk-Managed Value Fund - Class I Shares                                             71,093
            17,643  Janus Adviser International Equity Fund - Class I Shares                                                 130,383
             4,603  Janus Adviser International Growth Fund - Class I Shares                                                 148,690
               711  Janus Adviser Large Cap Growth Fund - Class I Shares                                                      13,169
            16,413  Janus Adviser Orion Fund - Class I Shares                                                                151,000
             5,320  Janus Adviser Perkins Mid Cap Value Fund(2) - Class I Shares                                              71,770
            13,226  Janus Adviser Research Core Fund(3) - Class I Shares                                                     139,539
            10,268  Janus Adviser Small-Mid Growth Fund - Class I Shares                                                      91,178
            15,240  Janus Contrarian Fund                                                                                    148,591
             3,272  Janus Research Fund                                                                                       61,228
                                                                                                                           1,345,809
Fixed-Income Funds - 38.9%
            75,349  Janus Adviser Flexible Bond Fund - Class I Shares                                                        932,817
             9,292  Janus Adviser High-Yield Fund - Class I Shares                                                            68,851
                                                                                                                           1,001,668
------------------------------------------------------------------------------------------------------------------------------------
Total Mutual Funds (cost $2,272,842)                                                                                       2,347,477
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 2.9%
            75,108  Janus Cash Liquidity Fund LLC, 0% (cost $75,108)                                                          75,108
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,532,123) - 100%                                                                          $2,575,503
------------------------------------------------------------------------------------------------------------------------------------

(1) The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

(2) Formerly named Janus Adviser Mid Cap Value Fund.

(3) Formerly named Janus Adviser Fundamental Equity Fund.

Total Return Swaps outstanding at April 30, 2009
                                                                                                                      Unrealized
                              Notional                                  Return Received by the     Termination      Appreciation/
Counterparty                   Amount       Return Paid by the Fund              Fund                  Date         (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                             Positive One Year Return     Negative One Year
                                          on Goldman Sachs             Return on Goldman
                                          Absolute Return Tracker      Sachs Absolute Return
                              $48,300     Index                        Tracker Index                    9/4/2009      $ (2,085)
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                 $ (2,085)
----------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ETF               Exchange-Traded Fund

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of April 30, 2009)
                                                                           Level 2 - Other
                                                      Level 1 - Quoted     Significant Observable     Level 3 - Significant
                                                      Prices               Inputs                     Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser Modular Portfolio Construction(R) Fund          $152,918                  $ 2,422,585                   $ -

Other Financial Instruments(a):

Janus Adviser Modular Portfolio Construction(R) Fund                 -                      (2,085)                     -
------------------------------------------------------------------------------------------------------------------------------

a) Other Financial Instruments include futures, forwards, written options contracts and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of April 30, 2009 is noted below.

Fund                                                           Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Modular Portfolio Construction(R) Fund                $4,958

Janus Adviser Orion Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 97.3%
Advertising Sales - 3.2%
            67,232  Lamar Advertising Co. - Class A*,**                                                                 $ 1,136,221
Aerospace and Defense - 1.1%
            31,470  Spirit Aerosystems Holdings, Inc.*                                                                      401,243
Agricultural Chemicals - 0.3%
             4,760  Intrepid Potash, Inc.*                                                                                  117,524
Athletic Footwear - 0.5%
             4,780  Adidas A.G.**                                                                                           180,238
Brewery - 4.2%
            49,072  Anheuser-Busch InBev N.V.**                                                                           1,497,543
Building Products - Wood - 2.4%
            96,823  Masco Corp.**                                                                                           857,852
Casino Hotels - 1.5%
           121,280  Melco Crown Entertainment, Ltd. (ADR)*                                                                  551,824
Commercial Banks - 4.0%
           116,264  CapitalSource, Inc.                                                                                     359,256
           112,987  ICICI Bank, Ltd.**                                                                                    1,087,638
                                                                                                                          1,446,894
Computers - 2.6%
             7,530  Apple, Inc.*                                                                                            947,500
Containers - Metal and Glass - 1.6%
            22,740  Owens-Illinois, Inc.*                                                                                   554,629
Diversified Operations - 4.4%
            47,475  Illinois Tool Works, Inc.**                                                                           1,557,180
Electronic Components - Miscellaneous - 1.9%
            38,884  Tyco Electronics, Ltd.                                                                                  678,137
Electronic Components - Semiconductors - 2.0%
           133,561  ON Semiconductor Corp.*                                                                                 723,901
Electronic Connectors - 2.4%
            25,865  Amphenol Corp. - Class A                                                                                875,272
Electronic Measuring Instruments - 1.1%
            18,025  Trimble Navigation, Ltd.*                                                                               386,456
Fiduciary Banks - 1.4%
             9,515  Northern Trust Corp.                                                                                    517,235
Finance - Investment Bankers/Brokers - 12.8%
            15,225  Goldman Sachs Group, Inc.**                                                                           1,956,412
            12,425  Greenhill & Co., Ltd.                                                                                   963,310
            70,520  Morgan Stanley**                                                                                      1,667,093
                                                                                                                          4,586,815
Gold Mining - 2.0%
            18,175  Newmont Mining Corp.                                                                                    731,362
Hotels and Motels - 1.0%
            17,415  Starwood Hotels & Resorts Worldwide, Inc.                                                               363,277
Internet Gambling - 1.8%
           164,809  PartyGaming PLC**                                                                                       642,463
Internet Security - 2.3%
            47,190  Symantec Corp.*                                                                                         814,028
Medical - Biomedical and Genetic - 3.4%
            21,170  Celgene Corp.*                                                                                          904,383
            10,355  Vertex Pharmaceuticals, Inc.*                                                                           319,141
                                                                                                                          1,223,524
Medical - Drugs - 0.9%
             2,654  Roche Holding A.G.                                                                                      335,463
Medical Instruments - 2.0%
             4,956  Intuitive Surgical, Inc.*,**                                                                            712,326
Medical Products - 0.9%
             5,960  Johnson & Johnson                                                                                       312,066
Oil Companies - Exploration and Production - 7.0%
            21,345  Anadarko Petroleum Corp.**                                                                              919,115
            15,150  Occidental Petroleum Corp.                                                                              852,793
            17,585  Ultra Petroleum Corp. (U.S. Shares)*,**                                                                 752,638
                                                                                                                          2,524,546
Oil Companies - Integrated - 1.7%
            10,825  Hess Corp.                                                                                              593,102
Printing - Commercial - 1.9%
            19,582  VistaPrint, Ltd.*                                                                                       672,642
Real Estate Management/Services - 3.0%
            32,940  Jones Lang LaSalle, Inc.**                                                                            1,062,974
Real Estate Operating/Development - 0.6%
            59,134  Rossi Residencial S.A.**                                                                                204,256
Retail - Apparel and Shoe - 0%
               280  J. Crew Group, Inc.*                                                                                      4,819
Retail - Building Products - 1.1%
            18,335  Lowe's Cos., Inc.                                                                                       394,203
Retail - Drug Store - 3.0%
            33,545  CVS/Caremark Corp.                                                                                    1,066,060
Schools - 1.1%
         1,293,000  Raffles Education Corp., Ltd.                                                                           376,579
Semiconductor Components/Integrated Circuits - 3.9%
           193,015  Atmel Corp.*,**                                                                                         741,177
            24,465  Cypress Semiconductor Corp.*                                                                            194,007
            42,300  Marvell Technology Group, Ltd.*                                                                         464,454
                                                                                                                          1,399,638
Semiconductor Equipment - 2.6%
            17,975  KLA-Tencor Corp.                                                                                        498,626
            15,910  Lam Research Corp.*,**                                                                                  443,571
                                                                                                                            942,197
Toys - 3.4%
             4,600  Nintendo Co., Ltd.**                                                                                  1,230,941
Transportation - Railroad - 0.9%
            64,384  All America Latina Logistica S.A. (GDR)**                                                               333,732
Veterinary Diagnostics - 0.2%
             2,100  VCA Antech, Inc.*                                                                                        52,542
Wireless Equipment - 5.2%
            76,610  Crown Castle International Corp.*                                                                     1,878,476
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $34,839,134)                                                                                    34,887,680
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.5%
Metal - Copper - 1.5%
             7,800  Freeport-McMoRan Copper & Gold, Inc., convertible, 6.7500% (cost $411,812)                              524,550
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.8%
               120  CVS/Caremark Corp. (LEAPS)
                    expires January 2010
                    exercise price $30.00                                                                                    60,741
                75  Occidental Petroleum Corp. (LEAPS)
                    expires January 2011
                    exercise price $30.00                                                                                   204,750
               139  PNC Bank Corp.
                    expires January 2010
                    exercise price $2.50                                                                                          0
                86  UnitedHealth Group, Inc.
                    expires January 2010
                    exercise price $30.00                                                                                    17,964
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums received $293,182)                                                                283,455
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.0%
                 9  S&P 500(R) Index**
                    expires May 2009
                    exercise price $825.00 (premiums received $14,787)                                                        8,010
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 2.2%
           803,039  Janus Cash Liquidity Fund LLC, 0% (cost $803,039)                                                       803,039
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $36,361,954)- 100.0%                                                                      $36,506,734
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short  - (1.8)%
Coal - (0.2)%
             3,605  Peabody Energy Corp.                                                                                    (95,136)
Diversified Operations - (1.6)%
            44,685  General Electric Co.                                                                                   (565,265)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $621,559) - (1.8)%                                                                   (660,401)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $35,740,395)- 100.0%                                                                      $35,846,333
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country - (Long Positions)
                           April 30, 2009 (unaudited)
                                                                % of Investment
Country                                                Value         Securities
--------------------------------------------------------------------------------
Belgium                                   $        1,497,544               4.1%
Bermuda                                            1,815,233               5.0%
Brazil                                               537,987               1.5%
Canada                                               752,638               2.1%
Cayman Islands                                       551,824               1.5%
Germany                                              180,238               0.5%
Gibraltar                                            642,463               1.7%
India                                              1,087,639               3.0%
Japan                                              1,230,941               3.4%
Singapore                                            376,579               1.0%
Switzerland                                          335,463               0.9%
United States++                                   27,498,185              75.3%
--------------------------------------------------------------------------------
Total                                     $       36,506,734             100.0%

++Includes Short-Term Securities (73.1% excluding Short-Term Securities)

              Summary of Investments by Country - (Short Positions)
                           April 30, 2009 (unaudited)
                                                                 % of Securities
Country                                            Value              Sold Short
--------------------------------------------------------------------------------
United States                                   $ (660,401)               100.0%
--------------------------------------------------------------------------------
Total                                           $ (660,401)               100.0%

Financial Futures - Short
--------------------------------------------------------------------------------
13 Contracts          Russell 2000 Mini
--------------------------------------------------------------------------------
                      expires June 2009, principal
--------------------------------------------------------------------------------
                      amount $594,693, value $632,710
--------------------------------------------------------------------------------
                      cumulative depreciation                       $(38,017)
--------------------------------------------------------------------------------

Forward Currency Contracts, Open
as of April 30, 2009 (unaudited)
---------------------------------------------------------------------------------------------------
Currency Sold and                          Currency             Currency Value          Unrealized
Settlement Date                           Units Sold              in U.S.$             Gain/(Loss)
---------------------------------------------------------------------------------------------------
Brazilian Real 5/14/09                       340,000           $      155,081         $   (6,414)
Brazilian Real 6/18/09                        88,000                   39,775               (144)
Brazilian Real 6/25/09                        50,000                   22,565               (219)
British Pound 5/14/09                        137,000                  202,606             (1,408)
British Pound 6/18/09                        106,500                  157,497             (1,714)
British Pound 6/25/09                         97,000                  143,448             (1,255)
Euro 5/14/09                                 132,000                  174,615               3,981
Euro 6/18/09                                 189,000                  249,975             (5,112)
Euro 6/25/09                                 317,000                  419,253             (2,648)
Indian Rupee 5/14/09                       8,000,000                  159,740             (4,038)
Indian Rupee 6/25/09                       5,500,000                  109,352               (956)
Japanese Yen 5/14/09                      23,000,000                  233,299                845
Japanese Yen 6/18/09                      44,500,000                  451,655              2,269
Japanese Yen 6/25/09                      42,630,000                  432,726              8,579
---------------------------------------------------------------------------------------------------
Total                                                          $    2,951,587         $   (8,234)

Schedule of Written Options - Calls                                                       Value
---------------------------------------------------------------------------------------------------
                                     S&P 500(R) Index
                                        expires May 2009
                                        27 contracts
                                        exercise price $920.00 (Premiums
                                        received $20,443)                                $(20,443)

---------------------------------------------------------------------------------------------------
Schedule of Written Options - Puts                                                        Value
---------------------------------------------------------------------------------------------------
                                     CVS/Caremark Corp. (LEAPS)
                                        expires January 2010
                                        120 contracts
                                         exercise price $20.00                             (8,336)

                                     J. Crew Group, Inc.
                                        expires June 2009
                                        122 contracts
                                         exercise price $15.00                            (11,414)

                                     Occidental Petroleum Company (LEAPS)
                                        expires January 2011
                                        75 contracts
                                         exercise price $30.00                            (25,500)

                                     S&P 500(R) Index
                                        expires May 2009
                                        9 contracts
                                         exercise price $775.00                            (2,520)

---------------------------------------------------------------------------------------------------

 Total Written Options - Puts        (Premiums received $87,477)                         $(47,770)
---------------------------------------------------------------------------------------------------

Total Return Swaps outstanding at April 30, 2009
                                                                                                                    Unrealized
                                           Return Paid by the       Return Received by the     Termination        Appreciation/
Counterparty          Notional Amount             Fund                       Fund                  Date          (Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
                                         Credit Suisse
                                         Custom Retail            1-month LIBOR
Credit Suisse        $     835,145       Basket Index             plus 30 basis points                4/27/10         $ 52,727

                                         Goldman Sachs
                                         Custom Energy            1-month LIBOR
Goldman Sachs              544,794       Basket Index             plus 40 basis points                 4/8/10           11,247
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                  $63,974
-------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

LEAPS             Long-Term Equity Anticipation Securities

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of April 30, 2009)
                                                Level 1 - Quoted       Level 2 - Other Significant       Level 3 - Significant
                                                Prices                 Observable Inputs                 Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser Orion Fund                            $28,447,002                        $7,768,267                      $ -
---------------------------------------------------------------------------------------------------------------------------------
Investments in Purchased Options:
Janus Adviser Orion Fund                                204,750                            86,715                        -
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities Sold Short:
Janus Adviser Orion Fund                                      -                         (660,401)                        -
---------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
Janus Adviser Orion Fund                               (38,017)                          (12,473)                        -
---------------------------------------------------------------------------------------------------------------------------------

(a)Other Financial Instruments include futures, forwards, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of April 30, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Orion Fund                                        $     13,339,089
--------------------------------------------------------------------------------

Janus Adviser Perkins Large Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.5%
Aerospace and Defense - Equipment - 1.7%
             5,810  United Technologies Corp.                                                                            $   283,760
Apparel Manufacturers - 0.2%
               600  VF Corp.                                                                                                  35,562
Applications Software - 1.5%
            12,135  Microsoft Corp.                                                                                          245,855
Athletic Footwear - 0.3%
               950  NIKE, Inc. - Class B                                                                                      49,847
Beverages - Non-Alcoholic - 2.1%
             4,180  Coca-Cola Co.                                                                                            179,949
             3,400  PepsiCo, Inc.                                                                                            169,184
                                                                                                                             349,133
Beverages - Wine and Spirits - 0.2%
               900  Brown-Forman Corp. - Class B                                                                              41,850
Brewery - 0.8%
             3,600  Molson Coors Brewing Co. - Class B                                                                       137,700
Cable Television - 0.9%
             9,485  Comcast Corp. - Class A                                                                                  146,638
Cellular Telecommunications - 0.9%
             8,495  Vodafone Group PLC (ADR)                                                                                 155,883
Chemicals - Specialty - 0.4%
             1,500  Lubrizol Corp.                                                                                            64,830
Commercial Banks - 1.4%
             8,505  BB&T Corp.                                                                                               198,507
               955  HSBC Holdings PLC (ADR)                                                                                   33,998
                                                                                                                             232,505
Computers - 1.8%
             3,885  Hewlett-Packard Co.                                                                                      139,782
             1,580  International Business Machines Corp.                                                                    163,072
                                                                                                                             302,854
Computers - Memory Devices - 0.7%
             9,210  EMC Corp.*                                                                                               115,401
Consumer Products - Miscellaneous - 1.1%
             3,620  Kimberly-Clark Corp.                                                                                     177,887
Cosmetics and Toiletries - 2.1%
             7,175  Procter & Gamble Co.                                                                                     354,732
Diversified Operations - 3.9%
             2,500  3M Co.                                                                                                   144,000
            23,260  General Electric Co.                                                                                     294,239
             8,885  Tyco International, Ltd. (U.S. Shares)                                                                   211,108
                                                                                                                             649,347
Electric - Integrated - 2.8%
             2,175  Entergy Corp.                                                                                            140,875
             4,025  FirstEnergy Corp.                                                                                        164,623
               895  FPL Group, Inc.                                                                                           48,142
             3,585  Public Service Enterprise Group, Inc.                                                                    106,976
                                                                                                                             460,616
Electric Products - Miscellaneous - 0.8%
             4,100  Emerson Electric Co.                                                                                     139,564
Electronic Components - Semiconductors - 0.9%
             9,395  Intel Corp.                                                                                              148,253
Electronic Connectors - 0.3%
             1,395  Thomas & Betts Corp.*                                                                                     43,412
Engineering - Research and Development Services - 0.4%
             4,260  McDermott International, Inc. (U.S. Shares)*                                                              68,756
Entertainment Software - 0.3%
             2,600  Electronic Arts, Inc.*                                                                                    52,910
Fiduciary Banks - 0.4%
             1,200  Northern Trust Corp.                                                                                      65,232
Finance - Investment Bankers/Brokers - 1.9%
               905  Goldman Sachs Group, Inc.                                                                                116,293
             5,800  JPMorgan Chase & Co.                                                                                     191,400
                                                                                                                             307,693
Food - Miscellaneous/Diversified - 3.5%
             3,450  General Mills, Inc.                                                                                      174,881
             3,940  Kellogg Co.                                                                                              165,913
             4,000  Kraft Foods, Inc. - Class A                                                                               93,600
             7,355  Unilever PLC (ADR)                                                                                       143,128
                                                                                                                             577,522
Food - Retail - 0.8%
             5,900  Kroger Co.                                                                                               127,558
Forestry - 0.5%
             2,385  Weyerhaeuser Co.                                                                                          84,095
Gold Mining - 1.1%
             6,900  Goldcorp, Inc. (U.S. Shares)                                                                             189,888
Industrial Gases - 0.5%
             1,330  Air Products & Chemicals, Inc.                                                                            87,647
Instruments - Scientific - 1.2%
             5,825  Thermo Fisher Scientific, Inc.*                                                                          204,341
Internet Security - 0.6%
             5,605  Symantec Corp.*                                                                                           96,686
Investment Management and Advisory Services - 1.6%
             5,300  AllianceBernstein Holding L.P.                                                                            92,856
             1,350  Franklin Resources, Inc.                                                                                  81,648
             6,445  Invesco, Ltd.                                                                                             94,870
                                                                                                                             269,374
Life and Health Insurance - 0.8%
             3,410  AFLAC, Inc.                                                                                               98,515
             2,910  Lincoln National Corp.                                                                                    32,708
                                                                                                                             131,223
Machinery - Farm - 0.8%
             3,200  Deere & Co.                                                                                              132,032
Medical - Biomedical and Genetic - 1.0%
             3,305  Amgen, Inc.*                                                                                             160,193
Medical - Drugs - 2.8%
             5,480  Eli Lilly & Co.                                                                                          180,402
             2,800  Novartis A.G. (ADR)                                                                                      106,148
            13,115  Pfizer, Inc.                                                                                             175,216
                                                                                                                             461,766
Medical - Wholesale Drug Distributors - 1.1%
             5,550  Cardinal Health, Inc.                                                                                    187,535
Medical Instruments - 1.1%
             3,620  Medtronic, Inc.                                                                                          115,840
             2,070  St. Jude Medical, Inc.*                                                                                   69,386
                                                                                                                             185,226
Medical Labs and Testing Services - 1.0%
             2,625  Laboratory Corporation of America Holdings*                                                              168,394
Medical Products - 4.9%
             5,615  Covidien, Ltd.                                                                                           185,183
             9,080  Johnson & Johnson                                                                                        475,429
             3,300  Zimmer Holdings, Inc.*                                                                                   145,167
                                                                                                                             805,779
Metal - Copper - 1.0%
             3,820  Freeport-McMoRan Copper & Gold, Inc. - Class B                                                           162,923
Multi-Line Insurance - 1.5%
             7,395  Allstate Corp.                                                                                           172,525
             8,705  Old Republic International Corp.                                                                          81,566
                                                                                                                             254,091
Multimedia - 3.3%
             5,000  McGraw-Hill Cos., Inc.                                                                                   150,750
             5,815  Time Warner, Inc.                                                                                        126,941
             4,400  Viacom, Inc. - Class B*                                                                                   84,656
             8,200  Walt Disney Co.                                                                                          179,580
                                                                                                                             541,927
Networking Products - 0.9%
             7,430  Cisco Systems, Inc.*                                                                                     143,548
Non-Hazardous Waste Disposal - 0.4%
             3,365  Republic Services, Inc.                                                                                   70,665
Oil - Field Services - 0.9%
             3,230  Schlumberger, Ltd. (U.S. Shares)                                                                         158,238
Oil and Gas Drilling - 0.9%
             2,295  Transocean, Ltd. (U.S. Shares)*                                                                          154,867
Oil Companies - Exploration and Production - 5.0%
             5,085  Anadarko Petroleum Corp.                                                                                 218,960
             1,100  Apache Corp.                                                                                              80,146
             3,900  Devon Energy Corp.                                                                                       202,215
             1,500  EnCana Corp. (U.S. Shares)                                                                                68,595
             1,905  EQT Corp.                                                                                                 64,065
             3,320  Forest Oil Corp.*                                                                                         53,120
             2,500  Noble Energy, Inc.                                                                                       141,875
                                                                                                                             828,976
Oil Companies - Integrated - 4.0%
             5,670  Exxon Mobil Corp.                                                                                        378,018
             3,445  Hess Corp.                                                                                               188,752
             3,105  Marathon Oil Corp.                                                                                        92,219
                                                                                                                             658,989
Oil Field Machinery and Equipment - 0.2%
             1,200  National Oilwell Varco, Inc.*                                                                             36,336
Pipelines - 1.7%
             3,245  Kinder Morgan Energy Partners L.P.                                                                       154,981
             2,900  Plains All American Pipeline L.P.                                                                        122,786
                                                                                                                             277,767
Reinsurance - 2.3%
               103  Berkshire Hathaway, Inc. - Class B*                                                                      315,695
               840  Everest Re Group, Ltd.                                                                                    62,698
                                                                                                                             378,393
REIT - Apartments - 0.2%
             1,435  Equity Residential                                                                                        32,847
REIT - Mortgage - 0.2%
             2,345  Redwood Trust, Inc.                                                                                       38,153
REIT - Storage - 0.8%
             1,950  Public Storage                                                                                           130,377
Retail - Discount - 1.3%
             4,135  Wal-Mart Stores, Inc.                                                                                    208,404
Retail - Drug Store - 1.3%
             3,685  CVS Caremark Corp.                                                                                       117,109
             3,000  Walgreen Co.                                                                                              94,290
                                                                                                                             211,399
Savings/Loan/Thrifts - 0.7%
             7,565  People's United Financial, Inc.                                                                          118,165
Schools - 0.5%
             1,245  Apollo Group, Inc. - Class A*                                                                             78,373
Semiconductor Equipment - 0.5%
             6,255  Applied Materials, Inc.                                                                                   76,374
Super-Regional Banks - 4.8%
             9,670  Bank of America Corp.                                                                                     86,353
             5,035  PNC Financial Services Group, Inc.                                                                       199,890
             4,970  SunTrust Banks, Inc.                                                                                      71,767
            12,430  U.S. Bancorp                                                                                             226,474
            10,500  Wells Fargo & Co.                                                                                        210,105
                                                                                                                             794,589
Telephone - Integrated - 3.8%
            18,165  AT&T, Inc.                                                                                               465,387
             5,215  Verizon Communications, Inc.                                                                             158,223
                                                                                                                             623,610
Tobacco - 0.4%
             1,820  Philip Morris International, Inc.                                                                         65,884
Transportation - Railroad - 0.8%
             2,655  Union Pacific Corp.                                                                                      130,467
Wireless Equipment - 1.0%
            11,275  Nokia OYJ (ADR)                                                                                          159,429
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $14,721,269)                                                                                     14,834,270
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 10.5%
  $      1,737,000         ING Financial Markets LLC, 0.2500%
                           dated 4/30/09, maturing 5/1/09
                           to be repurchased at $1,737,012
                           collateralized by $1,217,847
                           in Corporate Bonds
                           7.8750% - 9.1250%, 5/15/18 - 8/15/21
                           with a value of $1,771,768
                           (cost $1,737,000)                                                                               1,737,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $16,458,269) - 100%                                                                        $16,571,270
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2009 (unaudited)
                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Bermuda                                           $    342,751              2.1%
Canada                                                 258,483              1.6%
Finland                                                159,428              1.0%
Netherlands Antilles                                   158,238              0.9%
Panama                                                  68,756              0.4%
Switzerland                                            472,122              2.8%
United Kingdom                                         333,010              2.0%
United States++                                     14,778,482             89.2%
--------------------------------------------------------------------------------
Total                                             $ 16,571,270            100.0%

++ Includes Short-Term Securities (78.7% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities as of April 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of April 30, 2009)
                                                Level 1 - Quoted       Level 2 - Other Significant        Level 3 - Significant
                                                Prices                 Observable Inputs                  Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Adviser Perkins Large Cap Value Fund           $14,235,684                        $ 2,335,586                      $ -
----------------------------------------------------------------------------------------------------------------------------------

Janus Adviser Perkins Mid Cap Value Fund (1)

Schedule of Investments (unaudited)

Shares/Principal/Contract Amount                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.8%
Aerospace and Defense - 0.6%
           250,000  Rockwell Collins, Inc.                                                                            $    9,587,500
Apparel Manufacturers - 0.5%
           130,400  VF Corp.                                                                                               7,728,808
Athletic Footwear - 0.4%
           121,600  NIKE, Inc. - Class B                                                                                   6,380,352
Automotive - Truck Parts and Equipment - Original - 1.1%
           254,600  BorgWarner, Inc                                                                                        7,370,670
           567,100  Johnson Controls, Inc.                                                                                10,780,571
                                                                                                                          18,151,241
Beverages - Non-Alcoholic - 0.5%
           166,000  PepsiCo, Inc.                                                                                          8,260,160
Beverages - Wine and Spirits - 0.4%
           145,200  Brown-Forman Corp. - Class B                                                                           6,751,800
Brewery - 1.0%
           440,000  Molson Coors Brewing Co. - Class B                                                                    16,830,000
Building - Residential and Commercial - 1.2%
           431,000  Centex Corp.                                                                                           4,715,140
           479,600  KB Home                                                                                                8,666,372
           524,600  Pulte Homes, Inc.                                                                                      6,038,146
                                                                                                                          19,419,658
Building Products - Cement and Aggregate - 0.3%
           135,700  Texas Industries, Inc.                                                                                 4,339,686
Cable Television - 0.4%
           433,000  Comcast Corp. - Class A                                                                                6,694,180
Chemicals - Specialty - 1.9%
           735,000  Lubrizol Corp.                                                                                        31,766,700
Coal - 0.5%
           597,800  Arch Coal, Inc.                                                                                        8,351,266
Commercial Banks - 1.6%
           548,900  BB&T Corp.                                                                                            12,811,326
           328,800  City National Corp.                                                                                   12,034,080
           657,700  Synovus Financial Corp.                                                                                2,124,371
                                                                                                                          26,969,777
Commercial Services - Finance - 0.4%
           204,500  Global Payments, Inc.                                                                                  6,556,270
Computer Aided Design - 0.4%
           315,100  Autodesk, Inc. *                                                                                       6,283,094
Computer Services - 0.7%
           454,600  Perot Systems Corp. - Class A *                                                                        6,391,676
           297,500  SRA International, Inc. *                                                                              4,578,525
                                                                                                                          10,970,201
Computers - 0.7%
           318,500  Hewlett-Packard Co.                                                                                   11,459,630
Computers - Integrated Systems - 1.4%
           382,100  Diebold, Inc.                                                                                         10,098,903
         1,335,800  NCR Corp. *                                                                                           13,558,370
                                                                                                                          23,657,273
Computers - Memory Devices - 0.6%
           797,100  EMC Corp. *                                                                                            9,987,663
Consumer Products - Miscellaneous - 0.7%
           233,500  Kimberly-Clark Corp.                                                                                  11,474,190
Containers - Metal and Glass - 0.6%
           268,200  Ball Corp.                                                                                            10,116,504
Containers - Paper and Plastic - 0.6%
           784,942  Temple-Inland, Inc.                                                                                    9,372,207
Cosmetics and Toiletries - 0.9%
           290,300  Procter & Gamble Co.                                                                                  14,352,432
Data Processing and Management - 0.2%
            72,500  Fiserv, Inc. *                                                                                         2,705,700
Distribution/Wholesale - 0.8%
           459,800  Tech Data Corp. *                                                                                     13,237,642
Diversified Operations - 1.4%
           980,600  Tyco International, Ltd. (U.S. Shares)                                                                23,299,056
E-Commerce/Services - 0.3%
           285,600  eBay, Inc. *                                                                                           4,703,832
Electric - Integrated - 3.1%
           270,000  DPL, Inc.                                                                                              6,056,100
           209,500  Entergy Corp.                                                                                         13,569,315
           296,400  FirstEnergy Corp.                                                                                     12,122,760
            82,100  FPL Group, Inc.                                                                                        4,416,159
           260,000  PPL Corp.                                                                                              7,776,600
           302,000  Public Service Enterprise Group, Inc.                                                                  9,011,680
                                                                                                                          52,952,614
Electric Products - Miscellaneous - 0.8%
           400,000  Emerson Electric Co.                                                                                  13,616,000
Electronic Components - Miscellaneous - 0.5%
         1,398,600  Vishay Intertechnology, Inc. *                                                                         8,209,782
Electronic Components - Semiconductors - 0.3%
           416,800  Intersil Corp. - Class A                                                                               4,834,880
Electronic Connectors - 0.8%
           452,900  Thomas & Betts Corp. *                                                                                14,094,248
Electronic Forms - 0.3%
           194,300  Adobe Systems, Inc. *                                                                                  5,314,105
Electronic Measuring Instruments - 0.3%
           316,800  Agilent Technologies, Inc. *                                                                           5,784,768
Engineering - Research and Development Services - 1.7%
           193,000  Jacobs Engineering Group, Inc. *                                                                       7,341,720
           575,100  McDermott International, Inc. (U.S. Shares) *                                                          9,282,114
           284,600  URS Corp. *                                                                                           12,539,476
                                                                                                                          29,163,310
Entertainment Software - 0.5%
           375,000  Electronic Arts, Inc. *                                                                                7,631,250
Fiduciary Banks - 0.3%
            93,300  Northern Trust Corp.                                                                                   5,071,788
Finance - Investment Bankers/Brokers - 0.5%
           536,300  Raymond James Financial, Inc.                                                                          8,414,547
Food - Miscellaneous/Diversified - 2.7%
           292,600  General Mills, Inc.                                                                                   14,831,894
           423,100  Kellogg Co.                                                                                           17,816,741
           160,200  Kraft Foods, Inc. - Class A                                                                            3,748,680
           525,700  Unilever PLC (ADR)                                                                                    10,230,122
                                                                                                                          46,627,437
Food - Retail - 0.8%
           597,800  Kroger Co.                                                                                            12,924,436
Forestry - 0.7%
           350,000  Weyerhaeuser Co.                                                                                      12,341,000
Gold Mining - 1.2%
           719,000  Goldcorp, Inc. (U.S. Shares)**                                                                        19,786,880
Hotels and Motels - 0.5%
           158,100  Marriott International, Inc. - Class A                                                                 3,724,836
           244,100  Starwood Hotels & Resorts Worldwide, Inc.                                                              5,091,926
                                                                                                                           8,816,762
Human Resources - 0.7%
           154,300  Manpower, Inc.                                                                                         6,648,787
           202,000  Robert Half International, Inc.                                                                        4,852,040
                                                                                                                          11,500,827
Industrial Gases - 0.7%
           179,200  Air Products & Chemicals, Inc.                                                                        11,809,280
Instruments - Scientific - 2.4%
           850,000  PerkinElmer, Inc.                                                                                     12,384,500
           428,900  Thermo Fisher Scientific, Inc. *                                                                      15,045,812
           385,800  Varian, Inc. *                                                                                        12,739,116
                                                                                                                          40,169,428
Insurance Brokers - 1.4%
           360,000  Arthur J. Gallagher & Co.                                                                              8,092,800
           750,000  Brown & Brown, Inc.                                                                                   14,595,000
                                                                                                                          22,687,800
Internet Security - 0.4%
           396,900  Symantec Corp. *                                                                                       6,846,525
Investment Management and Advisory Services - 3.0%
           830,000  AllianceBernstein Holding L.P.                                                                        14,541,600
           189,281  Franklin Resources, Inc.                                                                              11,447,715
         1,800,000  Invesco, Ltd.                                                                                         26,496,000
                                                                                                                          52,485,315
Life and Health Insurance - 1.2%
           355,400  AFLAC, Inc.                                                                                           10,267,506
           387,700  Lincoln National Corp.                                                                                 4,357,748
           613,600  Protective Life Corp.                                                                                  5,258,552
                                                                                                                          19,883,806
Machinery - Farm - 0.9%
           351,600  Deere & Co.                                                                                           14,507,016
Medical - Biomedical and Genetic - 1.1%
           352,200  Charles River Laboratories International, Inc. *                                                       9,738,330
           226,091  Life Technologies Corp. *                                                                              8,433,194
                                                                                                                          18,171,524
Medical - Drugs - 0.7%
           275,000  Endo Pharmaceuticals Holdings, Inc. *                                                                  4,548,500
           365,200  Forest Laboratories, Inc. *                                                                            7,921,188
                                                                                                                          12,469,688
Medical - HMO - 0.4%
           497,400  Health Net, Inc. *                                                                                     7,182,456
Medical - Wholesale Drug Distributors - 1.0%
           492,600  Cardinal Health, Inc.                                                                                 16,644,954
Medical Instruments - 0.4%
           180,300  St. Jude Medical, Inc. *                                                                               6,043,656
Medical Labs and Testing Services - 1.9%
           261,400  Covance, Inc. *                                                                                       10,267,792
           346,600  Laboratory Corp. of America Holdings *                                                                22,234,390
                                                                                                                          32,502,182
Medical Products - 2.8%
           498,500  Covidien, Ltd.                                                                                        16,440,530
           142,200  Henry Schein, Inc. *                                                                                   5,835,888
           367,600  Hospira, Inc. *                                                                                       12,083,012
           271,400  Zimmer Holdings, Inc. *                                                                               11,938,886
                                                                                                                          46,298,316
Metal - Copper - 0.6%
           244,300  Freeport-McMoRan Copper & Gold, Inc. - Class B                                                        10,419,395
Metal Processors and Fabricators - 0.5%
           251,900  Kaydon Corp.                                                                                           8,050,724
Multi-Line Insurance - 2.3%
           775,000  Allstate Corp.                                                                                        18,080,750
         2,099,000  Old Republic International Corp.                                                                      19,667,630
                                                                                                                          37,748,380
Multimedia - 1.0%
           249,700  McGraw-Hill Cos., Inc.                                                                                 7,528,455
           450,000  Viacom, Inc. - Class B *                                                                               8,658,000
                                                                                                                          16,186,455
Networking Products - 0.6%
           503,400  Polycom, Inc. *                                                                                        9,383,376
Non-Hazardous Waste Disposal - 0.5%
           407,600  Republic Services, Inc.                                                                                8,559,600
Oil - Field Services - 0.6%
           200,300  Schlumberger, Ltd. (U.S. Shares)                                                                       9,812,697
Oil and Gas Drilling - 0.7%
           181,900  Transocean, Ltd. (U.S. Shares) *                                                                      12,274,612
Oil Companies - Exploration and Production - 5.9%
           338,700  Anadarko Petroleum Corp.                                                                              14,584,422
            92,900  Bill Barrett Corp. *                                                                                   2,413,542
           155,800  Cabot Oil & Gas Corp.                                                                                  4,703,602
           343,000  Devon Energy Corp.                                                                                    17,784,551
            70,600  EnCana Corp. (U.S. Shares)                                                                             3,228,538
           330,000  EQT Corp.                                                                                             11,097,900
         1,086,900  Forest Oil Corp.*                                                                                     17,390,400
           270,000  Noble Energy, Inc.                                                                                    15,322,500
           278,300  SandRidge Energy, Inc. *                                                                               2,270,928
           360,700  St. Mary Land & Exploration Co.                                                                        6,445,709
           123,500  Ultra Petroleum Corp. (U.S. Shares) *                                                                  5,285,800
                                                                                                                         100,527,892
Oil Companies - Integrated - 0.9%
           288,900  Hess Corp.                                                                                            15,828,831
Paper and Related Products - 1.1%
           283,300  Potlatch Corp.                                                                                         8,331,853
           254,400  Rayonier, Inc.                                                                                         9,824,928
                                                                                                                          18,156,781
Pipelines - 2.0%
           230,000  Kinder Morgan Energy Partners L.P.                                                                    10,984,800
           518,100  Plains All American Pipeline L.P.                                                                     21,936,354
                                                                                                                          32,921,154
Property and Casualty Insurance - 0.8%
           404,000  Mercury General Corp.                                                                                 13,647,120
Reinsurance - 2.2%
             7,000  Berkshire Hathaway, Inc. - Class B                                                                    21,455,000
           217,300  Everest Re Group, Ltd.                                                                                16,219,272
                                                                                                                          37,674,272
REIT - Apartments - 1.1%
           200,000  Avalonbay Communities, Inc.                                                                           11,362,000
           283,800  Equity Residential                                                                                     6,496,182
                                                                                                                          17,858,182
REIT - Health Care - 0.5%
           297,900  Ventas, Inc.                                                                                           8,531,856
REIT - Hotels - 0.4%
           847,300  Host Hotels & Resorts, Inc.                                                                            6,515,737
REIT - Mortgage - 0.5%
           550,000  Redwood Trust, Inc.                                                                                    8,948,500
REIT - Office Property - 0.8%
           114,400  Boston Properties, Inc.                                                                                5,653,648
           199,700  Mack-Cali Realty Corp.                                                                                 5,363,942
           100,100  SL Green Realty Corp.                                                                                  1,767,766
                                                                                                                          12,785,356
REIT - Storage - 0.5%
           130,200  Public Storage                                                                                         8,705,172
REIT - Warehouse/Industrial - 0.5%
           414,900  AMB Property Corp.                                                                                     7,920,441
Retail - Apparel and Shoe - 0.7%
           424,200  American Eagle Outfitters, Inc.                                                                        6,286,644
           256,000  Men's Wearhouse, Inc.                                                                                  4,771,840
                                                                                                                          11,058,484
Retail - Automobile - 0.3%
           151,300  Copart, Inc. *                                                                                         4,749,307
Retail - Drug Store - 1.3%
           372,900  CVS Caremark Corp.                                                                                    11,850,762
           329,300  Walgreen Co.                                                                                          10,349,899
                                                                                                                          22,200,661
Savings/Loan/Thrifts - 1.7%
           375,400  NewAlliance Bancshares, Inc.                                                                           4,846,414
           925,000  People's United Financial, Inc.**                                                                     14,448,500
           680,100  Washington Federal, Inc.                                                                               8,827,698
                                                                                                                          28,122,612
Schools - 0.5%
           145,000  Apollo Group, Inc. - Class A*                                                                          9,127,750
Semiconductor Components/Integrated Circuits - 0.4%
           337,700  Analog Devices, Inc.                                                                                   7,186,256
Semiconductor Equipment - 0.9%
         1,292,000  Applied Materials, Inc.                                                                               15,775,320
Super-Regional Banks - 1.7%
           271,900  PNC Financial Services Group, Inc.                                                                    10,794,430
           478,300  SunTrust Banks, Inc.                                                                                   6,906,652
           635,800  U.S. Bancorp                                                                                          11,584,276
                                                                                                                          29,285,358
Telephone - Integrated - 0.7%
           450,200  CenturyTel, Inc.                                                                                      12,222,930
Tools - Hand Held - 0.5%
            61,700  Snap-On, Inc.                                                                                          2,092,864
           160,000  Stanley Works                                                                                          6,084,800
                                                                                                                           8,177,664
Toys - 0.5%
           547,800  Mattel, Inc.                                                                                           8,195,088
Transportation - Railroad - 1.2%
           700,000  Kansas City Southern *                                                                                10,675,000
           202,500  Union Pacific Corp.                                                                                    9,950,850
                                                                                                                          20,625,850
Wireless Equipment - 0.8%
           932,300  Nokia OYJ (ADR)                                                                                       13,182,722
X-Ray Equipment - 0.5%
           600,000  Hologic, Inc. *                                                                                        8,916,000
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,615,875,690)                                                                               1,505,475,937
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.7%
             9,684  iShares Russell Mid-Cap Value Index
                    expires May 2009
                    exercise price $27.82                                                                                  1,171,764
             5,968  iShares Russell Mid-Cap Value Index
                    expires June 2009
                    exercise price $30.00**                                                                                1,832,176
             8,475  iShares Russell Mid-Cap Value Index
                    expires July 2009
                    exercise price $13.56**                                                                                   25,425
             8,475  iShares Russell Mid-Cap Value Index
                    expires July 2009
                    exercise price $22.60**                                                                                  525,450
               968  iShares Russell Mid-Cap Value Index
                    expires August 2009
                    exercise price $27.82**                                                                                  264,264
             2,148  Mid-Cap SPDR Trust Series 1
                    expires August 2009
                    exercise price $91.30**                                                                                1,207,176
               193  Russell Mid-Cap Value Index
                    expires May 2009
                    exercise price $613.83                                                                                   236,929
               364  Russell Mid-Cap Value Index
                    expires July 2009
                    exercise price $318.93**                                                                                  13,776
               364  Russell Mid-Cap Value Index
                    expires July 2009
                    exercise price $531.55**                                                                                 498,633
               684  Russell Mid-Cap Value Index
                    expires July 2009
                    exercise price $577.50**                                                                               1,759,262
               404  Russell Mid-Cap Value Index
                    expires August 2009
                    exercise price $505.89**                                                                                 712,842
               376  Russell Mid-Cap Value Index
                    expires August 2009
                    exercise price $542.75**                                                                                 995,704
                52  S&P Mid-Cap 400(R) Index
                    expires May 2009
                    exercise price $541.80                                                                                    89,180
               451  S&P Mid-Cap 400(R) Index
                    expires June 2009
                    exercise price $272.66**                                                                                   6,842
               451  S&P Mid-Cap 400(R) Index
                    expires June 2009
                    exercise price $454.44**                                                                                 258,626
                82  S&P Mid-Cap 400(R) Index
                    expires June 2009
                    exercise price $550.35                                                                                   217,839
               434  S&P Mid-Cap 400(R) Index
                    expires July 2009
                    exercise price $509.60**                                                                                 920,401
               443  S&P Mid-Cap 400(R) Index
                    expires August 2009
                    exercise price $279.14**                                                                                  40,570
               443  S&P Mid-Cap 400(R) Index
                    expires August 2009
                    exercise price $465.24**                                                                                 737,666
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $36,939,794)                                                                11,514,475
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 9.5%
     $ 159,159,000  ING Financial Markets LLC, 0.2500%
                    dated 4/30/09, maturing 5/1/09
                    to be repurchased at $159,160,105
                    collateralized by $111,589,735
                    in Corporate Bonds
                    7.8750% - 9.1250%, 5/15/18 - 8/15/21
                    With a value of $162,344,705
                    (cost $159,159,000)                                                                                  159,159,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,811,974,484) - 100%                                                                  $1,676,149,412
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           April 30, 2009 (unaudited)
                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                     $      59,155,802               3.5%
Canada                                             28,301,218               1.7%
Finland                                            13,182,722               0.8%
Netherlands Antilles                                9,812,697               0.6%
Panama                                              9,282,114               0.6%
Switzerland                                        35,573,668               2.1%
United Kingdom                                     10,230,122               0.6%
United States++                                 1,510,611,069              90.1%
--------------------------------------------------------------------------------
Total                                       $   1,676,149,412             100.0%

++Includes Short-Term Securities(80.6% excluding Short-Term Securities)

                                                            Value
--------------------------------------------------------------------
Schedule of Written Options - Puts

 iShares Russell Mid-Cap Value Index
    expires June 2009
    2,984 contracts
    exercise price $27.85                                  (280,496)
 iShares Russell Mid-Cap Value Index
    expires July 2009
    16,950 contracts
    exercise price $18.08                                  (288,150)
 iShares Russell Mid-Cap Value Index
    expires August  2009
    484 contracts
    exercise price $23.32                                   (55,660)
 Mid-Cap SPDR Trust Series 1
  expires August 2009
  1,074 contracts
  exercise price $80.34                                    (313,608)
 Russell Mid-Cap Value Index
  expires July 2009
  342 contracts
  exercise price $484.00                                   (267,133)
 Russell Mid-Cap Value Index
  expires July 2009
 728 contracts
  exercise price $425.24                                   (222,608)
 Russell Mid-Cap Value Index
  expires August 2009
 188 contracts
  exercise price $465.21                                   (197,336)
 Russell Mid-Cap Value Index
  expires August 2009
  202 contracts
  exercise price $423.98                                   (137,915)
 S&P Mid-Cap 400(R) Index
  expires June 2009
 902 contracts
  exercise price $363.55                                    (87,368)
 S&P Mid-Cap 400(R) Index
  expires July 2009
  172 contracts
  exercise price $457.60                                   (165,295)
 S&P Mid-Cap 400(R) Index
  expires August 2008
  886 contracts
  exercise price $372.19                                   (410,555)

--------------------------------------------------------------------
Total Written Options - Puts
        (Premiums received $11,964,519)                $ (2,426,124)
--------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

REIT              Real Estate Investment Trust

SPDR              Standard & Poor's Depository Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of April 30, 2009)
                                                Level 1 - Quoted       Level 2 - Other Significant       Level 3 - Significant
                                                Prices                 Observable Inputs                 Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser Perkins Mid Cap Value Fund          $1,482,063,093                     $ 182,571,844                      $ -

Investments in Purchased Options:

Janus Adviser Perkins Mid Cap Value Fund                       -                        11,514,475                        -

Other Financial Instruments(a):

Janus Adviser Perkins Mid Cap Value Fund                       -                         2,426,124                        -
------------------------------------------------------------------------------------------------------------------------------

(a)Other Financial Instruments include futures, forwards, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of April 30, 2009 is noted below.

Fund                                                        Aggregate Collateral
--------------------------------------------------------------------------------
Janus Adviser  Perkins Mid Cap Value Fund                  $          22,473,817
--------------------------------------------------------------------------------

(1) Formerly named Janus Adviser Mid Cap Value Fund.

Janus Adviser Perkins Small Company Value Fund(1)

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.7%
Apparel Manufacturers - 0.8%
            21,300  Volcom, Inc.*                                                                                        $   287,337
Applications Software - 1.1%
            20,270  Progress Software Corp.*                                                                                 429,521
Building - Heavy Construction - 0.5%
            10,125  Sterling Construction Co., Inc.*                                                                         190,046
Building - Mobile Home and Manufactured Homes - 0.4%
            19,000  Winnebago Industries                                                                                     167,390
Chemicals - Specialty - 2.3%
            19,800  Lubrizol Corp.                                                                                           855,756
Circuit Boards - 0.9%
            47,000  TTM Technologies, Inc.*                                                                                  348,740
Commercial Banks - 4.3%
             4,800  Bank of Hawaii Corp.                                                                                     168,672
            10,300  City National Corp.                                                                                      376,980
            52,955  F.N.B. Corp.                                                                                             398,222
            28,000  Glacier Bancorp, Inc.                                                                                    428,960
            75,020  Synovus Financial Corp.                                                                                  242,315
                                                                                                                           1,615,149
Commercial Services - 0.7%
            37,125  ICT Group, Inc.*                                                                                         262,845
Commercial Services - Finance - 0.7%
             8,100  Global Payments, Inc.                                                                                    259,686
Computer Services - 0.8%
            19,860  SRA International, Inc.*                                                                                 305,645
Computers - Integrated Systems - 2.4%
            20,000  Diebold, Inc.                                                                                            528,600
            37,070  NCR Corp.                                                                                                376,261
                                                                                                                             904,861
Consulting Services - 2.5%
            10,020  Advisory Board Co.*                                                                                      186,773
            14,340  CRA International, Inc.*                                                                                 334,695
             4,500  MAXIMUS, Inc.                                                                                            181,485
            17,650  Navigant Consulting, Inc.*                                                                               259,632
                                                                                                                             962,585
Containers - Paper and Plastic - 1.9%
            15,970  Sonoco Products Co.                                                                                      389,828
            28,000  Temple-Inland, Inc.                                                                                      334,320
                                                                                                                             724,148
Data Processing and Management - 0.5%
            10,800  Fair Isaac Corp.                                                                                         181,656
Decision Support Software - 0.8%
            42,000  Wind River Systems, Inc.*                                                                                307,860
Direct Marketing - 1.2%
            55,360  Harte-Hanks, Inc.                                                                                        457,274
Distribution/Wholesale - 2.4%
            10,000  Fossil, Inc.*                                                                                            201,600
            24,000  Tech Data Corp.*                                                                                         690,960
                                                                                                                             892,560
Electric Products - Miscellaneous - 0.9%
            21,605  Littelfuse, Inc.*                                                                                        354,106
Electronic Components - Miscellaneous - 0.7%
            43,000  Vishay Intertechnology, Inc.*                                                                            252,410
Electronic Components - Semiconductors - 1.4%
            23,600  Intersil Corp. - Class A                                                                                 273,760
            20,000  Microsemi Corp.*                                                                                         268,400
                                                                                                                             542,160
Electronic Connectors - 0.7%
             8,500  Thomas & Betts Corp.*                                                                                    264,520
Engineering - Research and Development Services - 0.7%
             6,025  URS Corp.*                                                                                               265,462
Enterprise Software/Services - 1.1%
            46,335  Omnicell, Inc.*                                                                                          407,748
Filtration and Separations Products - 0.6%
             7,000  Donaldson Co., Inc.                                                                                      230,930
Food - Retail - 0.7%
            11,000  Ruddick Corp.                                                                                            282,260
Footwear and Related Apparel - 1.2%
             8,000  Skechers U.S.A., Inc. - Class A*                                                                          93,600
            16,615  Wolverine World Wide, Inc.                                                                               346,090
                                                                                                                             439,690
Hospital Beds and Equipment - 1.5%
            43,025  Hill-Rom Holdings, Inc.                                                                                  558,465
Human Resources - 1.2%
            24,270  MPS Group, Inc.*                                                                                         195,131
            10,000  Robert Half International, Inc.                                                                          240,200
                                                                                                                             435,331
Industrial Automation and Robotics - 0.8%
            21,000  Cognex Corp.                                                                                             295,470
Instruments - Scientific - 2.7%
            34,500  PerkinElmer, Inc.                                                                                        502,665
            16,100  Varian, Inc.*                                                                                            531,622
                                                                                                                           1,034,287
Insurance Brokers - 1.5%
            29,785  Brown & Brown, Inc.                                                                                      579,616
Investment Management and Advisory Services - 0.9%
            19,000  AllianceBernstein Holding L.P.                                                                           332,880
Lasers - Systems and Components - 0.7%
            32,000  Electro Scientific Industries, Inc.*                                                                     275,200
Life and Health Insurance - 0.8%
            33,000  Protective Life Corp.                                                                                    282,810
Machinery - General Industrial - 1.5%
            28,000  Albany International Corp. - Class A                                                                     259,840
             7,800  Wabtec Corp.                                                                                             297,492
                                                                                                                             557,332
Machinery - Pumps - 0.8%
            12,500  Graco, Inc.                                                                                              294,875
Medical - Biomedical and Genetic - 0.7%
             9,000  Charles River Laboratories International, Inc.*                                                          248,850
Medical - Generic Drugs - 1.2%
            17,210  Perrigo Co.                                                                                              446,083
Medical Imaging Systems - 0.7%
            24,270  Vital Images, Inc.*                                                                                      245,855
Medical Information Systems - 0.5%
             3,400  Cerner Corp.*                                                                                            182,920
Medical Instruments - 0.7%
            19,390  Angiodynamics, Inc.*                                                                                     245,671
Medical Labs and Testing Services - 1.0%
             9,930  Covance, Inc.*                                                                                           390,050
Medical Laser Systems - 0.8%
            52,880  LCA-Vision, Inc.                                                                                         304,060
Medical Products - 1.6%
            26,000  PSS World Medical, Inc.*                                                                                 377,520
             7,000  West Pharmaceutical Services, Inc.                                                                       228,550
                                                                                                                             606,070
Medical Sterilization Products - 0.8%
            13,100  STERIS Corp.                                                                                             315,710
Metal Processors and Fabricators - 1.4%
            16,625  Kaydon Corp.                                                                                             531,335
Multi-Line Insurance - 2.7%
           110,000  Old Republic International Corp.                                                                       1,030,700
Networking Products - 0.7%
            14,900  Polycom, Inc.*                                                                                           277,736
Office Furnishings - Original - 0.4%
            10,800  HNI Corp.                                                                                                167,400
Oil - Field Services - 1.0%
            12,600  CARBO Ceramics, Inc.                                                                                     386,946
Oil Companies - Exploration and Production - 2.6%
             2,900  Bill Barrett Corp.*                                                                                       75,342
            15,000  Cabot Oil & Gas Corp.                                                                                    452,850
            28,685  Forest Oil Corp.*                                                                                        458,960
                                                                                                                             987,152
Oil Field Machinery and Equipment - 0.8%
             8,800  Lufkin Industries, Inc.                                                                                  307,120
Paper and Related Products - 3.7%
            29,000  Glatfelter                                                                                               257,520
            17,650  Potlatch Corp.                                                                                           519,087
            16,040  Rayonier, Inc.                                                                                           619,464
                                                                                                                           1,396,071
Pipelines - 3.1%
            11,100  Magellan Midstream Partners L.P.                                                                         370,740
            33,355  Western Gas Partners L.P.                                                                                506,662
            17,100  Williams Partners L.P.                                                                                   293,265
                                                                                                                           1,170,667
Property and Casualty Insurance - 2.3%
            11,000  Infinity Property & Casualty Corp.                                                                       387,640
             6,000  Navigators*                                                                                              272,280
             4,415  RLI Corp.                                                                                                212,052
                                                                                                                             871,972
Radio - 0.3%
            57,905  Entercom Communications Corp.                                                                             96,122
Reinsurance - 1.2%
            17,650  IPC Holdings, Ltd.                                                                                       459,606
REIT - Apartments - 1.3%
            10,200  BRE Properties, Inc. - Class A                                                                           250,614
             6,000  Mid-America Apartment Communities, Inc.                                                                  221,940
                                                                                                                             472,554
REIT - Hotels - 0.9%
            54,060  DiamondRock Hospitality Company                                                                          350,849
REIT - Mortgage - 1.0%
            23,045  Redwood Trust, Inc.                                                                                      374,942
REIT - Office Property - 1.4%
            11,000  Mack-Cali Realty Corp.                                                                                   295,460
            18,000  Parkway Properties, Inc.                                                                                 249,660
                                                                                                                             545,120
Resorts and Theme Parks - 0.2%
             6,005  Cedar Fair L.P.                                                                                           68,397
Retail - Apparel and Shoe - 1.2%
            10,000  American Eagle Outfitters, Inc.                                                                          148,200
            16,000  Chico's FAS, Inc.*                                                                                       122,240
            10,000  Men's Wearhouse, Inc.                                                                                    186,400
                                                                                                                             456,840
Retail - Convenience Stores - 1.0%
            14,480  Casey's General Stores, Inc.                                                                             385,313
Retail - Leisure Products - 0.4%
            30,000  MarineMax, Inc.*                                                                                         136,500
Retail - Propane Distribution - 0.8%
            13,245  Inergy L.P.                                                                                              305,960
Savings/Loan/Thrifts - 5.9%
            32,200  Dime Community Bancshares                                                                                268,548
            41,000  First Niagara Financial Group, Inc.                                                                      555,140
            58,020  NewAlliance Bancshares, Inc.                                                                             749,039
            51,000  Washington Federal, Inc.                                                                                 661,980
                                                                                                                           2,234,707
Semiconductor Components/Integrated Circuits - 0.3%
            10,000  Emulex Corp.*                                                                                            104,700
Semiconductor Equipment - 0.7%
            25,000  Verigy, Ltd.*                                                                                            275,000
Telecommunication Services - 0.6%
            22,000  Premiere Global Services, Inc.*                                                                          231,880
Tools - Hand Held - 1.2%
             4,600  Snap-On, Inc.                                                                                            156,032
             8,010  Stanley Works                                                                                            304,620
                                                                                                                             460,652
Transactional Software - 1.0%
            45,687  Bottomline Technologies, Inc.*                                                                           358,643
Transportation - Marine - 0.9%
            11,030  Kirby Corp.*                                                                                             340,386
Transportation - Railroad - 1.1%
            26,480  Kansas City Southern*                                                                                    403,820
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $28,312,387)                                                                                     35,012,970
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 7.3%
         2,752,944  Janus Cash Liquidity Fund LLC, 0% (cost $2,752,944)                                                    2,752,944
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $31,065,331) - 100%                                                                        $37,765,914
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2009 (unaudited)
Country                                                Value    % of Investment
                                                                   Securities
--------------------------------------------------------------------------------
United States  ++                             $   37,765,914        100.0%
--------------------------------------------------------------------------------
Total                                         $   37,765,914        100.0%

++ Includes Short-Term Securities (92.7% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

*                 Non-income-producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of April 30, 2009)
                                                      Level 1 - Quoted     Level 2 - Other Significant    Level 3 - Significant
                                                           Prices               Observable Inputs          Unobservable Inputs
--------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser Perkins Small Company Value Fund           35,012,970                 2,752,944                       -
--------------------------------------------------------------------------------------------------------------------------------

(1) Formerly named Janus Adviser Small Company Value Fund.

Janus Adviser Research Core Fund(1)

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100%
Advertising Sales - 1.6%
            37,964  Lamar Advertising Co. - Class A*                                                                     $   641,592
Aerospace and Defense - 1.6%
            13,616  Northrop Grumman Corp.                                                                                   658,334
Aerospace and Defense - Equipment - 1.9%
            16,098  United Technologies Corp.                                                                                786,226
Agricultural Chemicals - 0.6%
             2,685  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                   232,226
Athletic Footwear - 1.1%
             8,642  NIKE, Inc. - Class B                                                                                     453,446
Beverages - Non-Alcoholic - 1.3%
            10,510  PepsiCo, Inc.                                                                                            522,978
Brewery - 2.5%
            33,095  Anheuser-Busch InBev N.V. **                                                                           1,009,970
            16,280  Anheuser-Busch InBev N.V. - VVPR Strip*, **                                                                  43
                                                                                                                           1,010,013
Building - Residential and Commercial - 1.4%
             1,114  NVR, Inc.*                                                                                               562,982
Cable Television - 1.1%
            60,503  British Sky Broadcasting Group PLC**                                                                     430,752
Cellular Telecommunications - 0.6%
           142,095  Vodafone Group PLC**                                                                                     260,922
Chemicals - Diversified - 0.4%
             3,556  Bayer A.G. **                                                                                            176,100
Commercial Banks - 0.7%
            14,289  ICICI Bank, Ltd. (ADR)                                                                                   294,782
Computers - 1.5%
             4,913  Apple, Inc.*                                                                                             618,203
Consumer Products - Miscellaneous - 2.0%
            16,646  Kimberly-Clark Corp.                                                                                     817,984
Containers - Metal and Glass - 0.7%
            11,837  Owens-Illinois, Inc.*                                                                                    288,704
Cosmetics and Toiletries - 1.8%
            12,305  Colgate-Palmolive Co.                                                                                    725,995
Diversified Minerals - 0.5%
            13,022  Cia Vale do Rio Doce (ADR)                                                                               214,993
Diversified Operations - 3.5%
             6,269  Danaher Corp.                                                                                            366,360
            32,291  Illinois Tool Works, Inc.                                                                              1,059,145
                                                                                                                           1,425,505
E-Commerce/Services - 0.5%
            11,937  eBay, Inc.*                                                                                              196,602
Electric - Generation - 2.5%
           144,381  AES Corp.*                                                                                             1,020,774
Electronic Components - Miscellaneous - 1.3%
            29,306  Tyco Electronics, Ltd.                                                                                   511,097
Engineering - Research and Development Services - 0.9%
            26,135  ABB, Ltd. **                                                                                             369,403
Enterprise Software/Services - 2.4%
            49,592  Oracle Corp.                                                                                             959,109
Finance - Investment Bankers/Brokers - 6.4%
             5,362  Goldman Sachs Group, Inc.                                                                                689,017
            54,402  JPMorgan Chase & Co.                                                                                   1,795,266
             6,244  Morgan Stanley                                                                                           147,608
                                                                                                                           2,631,891
Finance - Other Services - 0.7%
             1,285  CME Group, Inc.                                                                                          284,435
Independent Power Producer - 2.5%
            55,540  NRG Energy, Inc.*                                                                                        998,609
Medical - Biomedical and Genetic - 3.2%
             5,950  Celgene Corp.*                                                                                           254,184
             6,249  Genzyme Corp.*                                                                                           333,259
            15,375  Gilead Sciences, Inc.*                                                                                   704,175
                                                                                                                           1,291,618
Medical - Drugs - 4.9%
            28,169  Merck & Co., Inc.                                                                                        682,817
            10,322  Roche Holding A.G. **                                                                                  1,304,689
                                                                                                                           1,987,506
Medical Products - 2.8%
            28,374  Covidien, Ltd.                                                                                           935,775
             6,354  Hospira, Inc.*                                                                                           208,856
                                                                                                                           1,144,631
Multimedia - 1.6%
            80,533  News Corp. - Class A                                                                                     665,203
Networking Products - 3.6%
            75,131  Cisco Systems, Inc.*                                                                                   1,451,531
Oil - Field Services - 1.2%
             9,574  Schlumberger, Ltd. (U.S. Shares)                                                                         469,030
Oil Companies - Exploration and Production - 4.5%
            10,890  Devon Energy Corp.                                                                                       564,647
            22,363  Occidental Petroleum Corp.                                                                             1,258,813
                                                                                                                           1,823,460
Oil Companies - Integrated - 4.9%
            24,701  Hess Corp.                                                                                             1,353,368
            19,503  Petroleo Brasileiro S.A. (ADR)                                                                           654,716
                                                                                                                           2,008,084
Oil Field Machinery and Equipment - 0.7%
            11,507  Cameron International Corp.*                                                                             294,349
Property and Casualty Insurance - 2.0%
            20,684  Chubb Corp.                                                                                              805,642
Real Estate Management/Services - 1.5%
            46,000  Mitsubishi Estate Co., Ltd. **                                                                           600,300
Real Estate Operating/Development - 0.5%
           111,000  CapitaLand, Ltd.                                                                                         204,454
Retail - Apparel and Shoe - 1.3%
            12,095  Inditex S.A. **                                                                                          516,056
Retail - Discount - 2.6%
            20,982  Wal-Mart Stores, Inc.                                                                                  1,057,493
Retail - Drug Store - 3.3%
            42,839  CVS Caremark Corp.                                                                                     1,361,423
Semiconductor Equipment - 2.6%
            38,656  Kla-Tencor Corp.                                                                                       1,072,317
Soap and Cleaning Preparations - 2.0%
            20,536  Reckitt Benckiser Group PLC**                                                                            808,498
Telecommunication Equipment - Fiber Optics - 1.6%
            43,665  Corning, Inc.                                                                                            638,382
Telecommunication Services - 0.6%
            10,895  Amdocs, Ltd. (U.S. Shares)*                                                                              228,032
Tobacco - 1.3%
            32,162  Altria Group, Inc.                                                                                       525,205
Toys - 0.5%
               700  Nintendo Co., Ltd. **                                                                                    187,317
Transportation - Services - 3.2%
            24,969  United Parcel Service, Inc. - Class B                                                                  1,306,877
Web Portals/Internet Service Providers - 1.7%
             1,205  Google, Inc. - Class A*                                                                                  477,144
            14,597  Yahoo!, Inc.*                                                                                            208,591
                                                                                                                             685,735
Wireless Equipment - 5.9%
            45,768  Crown Castle International Corp.*                                                                      1,122,231
            30,961  QUALCOMM, Inc.                                                                                         1,310,270
                                                                                                                           2,432,501
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $51,799,385) - 100.0%                                                                      $40,659,301
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           April 30, 2009 (unaudited)

                                                                % of Investment
Country                                      Value                   Securities
-------------------------------------------------------------------------------
Belgium                                  $   1,010,013                     2.5%
Bermuda                                      1,446,871                     3.6%
Brazil                                         869,709                     2.1%
Canada                                         232,226                     0.6%
Germany                                        176,100                     0.4%
Guernsey                                       228,032                     0.6%
India                                          294,782                     0.7%
Japan                                          787,617                     1.9%
Netherlands Antilles                           469,030                     1.1%
Singapore                                      204,454                     0.5%
Spain                                          516,056                     1.3%
Switzerland                                  1,674,092                     4.1%
United Kingdom                               1,500,172                     3.7%
United States                               31,250,147                    76.9%
-------------------------------------------------------------------------------
          Total                          $  40,659,301                   100.0%

Forward Currency Contracts, Open
as of April 30, 2009 (unaudited)

Currency Sold and                            Currency               Currency Value               Unrealized
Settlement Date                             Units Sold                in U.S.$                   Gain/(Loss)
------------------------------------------------------------------------------------------------------------
British Pound 5/14/09                          300,000                $   443,662                 $  (3,082)
British Pound 6/18/09                          205,000                    303,163                    (3,299)
British Pound 6/25/09                           27,000                     39,929                      (349)
Euro 5/14/09                                    78,000                    103,182                      2,352
Euro 6/18/09                                   540,000                    714,214                   (14,606)
Japanese Yen 5/14/09                        12,000,000                    121,721                      (900)
Japanese Yen 6/25/09                        27,000,000                    274,070                      5,433
Swiss Franc 6/18/09                            950,000                    833,233                   (16,626)
------------------------------------------------------------------------------------------------------------
Total                                                                 $ 2,833,174                 $ (31,077)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR)strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of April 30, 2009)
                                                Level 1 - Quoted       Level 2 - Other Significant       Level 3 - Significant
                                                Prices                 Observable Inputs                 Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser Research Core Fund                    $33,626,306                       $ 7,032,995                           $ -

Other Financial Instruments(a):

Janus Adviser Research Core Fund                              -                          (31,077)                             -

(a) Other Financial Instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of April 30, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Research Core Fund                                 $     5,664,050


(1) Formerly named Janus Adviser Fundamental Equity Fund.




Janus Adviser Small-Mid Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 86.1%
Advertising Sales - 0.9%
             2,975  Lamar Advertising Co. - Class A*                                                                    $    50,278
Aerospace and Defense - 1.1%
             1,815  TransDigm Group, Inc.*                                                                                   63,779
Auction House - Art Dealer - 2.0%
             5,185  Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                           116,144
Audio and Video Products - 2.5%
             5,415  DTS, Inc.*                                                                                              144,310
Commercial Banks - 0.6%
            10,885  CapitalSource, Inc.                                                                                      33,635
Commercial Services - 5.8%
             3,940  CoStar Group, Inc.*                                                                                     145,976
             4,660  Iron Mountain, Inc.*                                                                                    132,763
             3,825  Standard Parking Corp.*                                                                                  58,293
                                                                                                                            337,032
Commercial Services - Finance - 4.7%
             6,680  Euronet Worldwide, Inc.*                                                                                108,082
             1,185  Interactive Data Corp.                                                                                   26,639
             1,300  Morningstar, Inc.*                                                                                       51,571
             4,960  Riskmetrics Group, Inc.*                                                                                 86,254
                                                                                                                            272,546
Computer Software - 0.9%
             4,365  Omniture, Inc.*                                                                                          53,777
Decision Support Software - 1.8%
             5,068  MSCI, Inc.*                                                                                             106,377
Diagnostic Kits - 0.9%
             1,300  Idexx Laboratories, Inc.*                                                                                51,090
Distribution/Wholesale - 1.1%
             2,100  MWI Veterinary Supply, Inc.*                                                                             65,268
Diversified Operations - 0.3%
            39,000  Melco International Development, Ltd.                                                                    19,146
Electronic Components - Semiconductors - 1.5%
            48,596  ARM Holdings PLC                                                                                         85,288
Electronic Connectors - 2.7%
             4,585  Amphenol Corp. - Class A                                                                                155,156
Electronic Measuring Instruments - 1.5%
             4,135  Trimble Navigation, Ltd.*                                                                                88,654
Enterprise Software/Services - 1.0%
             2,210  Concur Technologies, Inc.*                                                                               59,825
Filtration and Separations Products - 1.2%
             2,205  Donaldson Co., Inc.                                                                                      72,743
Finance - Other Services - 1.7%
            10,240  MarketAxess Holdings, Inc.*                                                                              98,202
Footwear and Related Apparel - 1.0%
             2,890  Wolverine World Wide, Inc.                                                                               60,199
Human Resources - 1.4%
             4,340  Resources Connection, Inc.*                                                                              84,847
Internet Applications Software - 1.7%
             5,720  DealerTrack Holdings, Inc.*                                                                              86,829
                28  e-Seikatsu Co., Ltd.                                                                                     12,754
                                                                                                                             99,583
Investment Management and Advisory Services - 1.0%
             1,090  Eaton Vance Corp.                                                                                        29,834
               735  T. Rowe Price Group, Inc.                                                                                28,312
                                                                                                                             58,146
Machinery - General Industrial - 3.3%
             2,195  Roper Industries, Inc.                                                                                  100,070
             2,440  Wabtec Corp.                                                                                             93,062
                                                                                                                            193,132
Medical - Biomedical and Genetic - 0.7%
             1,045  Myriad Genetics, Inc.*                                                                                   40,536
Medical - Drugs - 0.8%
            14,890  Achillion Pharmaceuticals, Inc.*                                                                         25,313
             7,060  Array BioPharma, Inc.*                                                                                   20,686
                                                                                                                             45,999
Medical Information Systems - 1.1%
             2,060  Athenahealth, Inc.*                                                                                      65,508
Medical Instruments - 3.8%
             6,575  Conmed Corp.*                                                                                            87,578
               543  Intuitive Surgical, Inc.*                                                                                78,045
             1,025  Techne Corp.                                                                                             58,651
                                                                                                                            224,274
Medical Products - 1.9%
            10,235  TomoTherapy, Inc.*                                                                                       26,406
             1,685  Varian Medical Systems, Inc.*                                                                            56,229
             1,200  VNUS Medical Technologies, Inc.*                                                                         26,580
                                                                                                                            109,215
Multimedia - 1.0%
             1,060  FactSet Research Systems, Inc.                                                                           56,805
Oil Companies - Exploration and Production - 0.7%
             5,188  SandRidge Energy, Inc.*                                                                                  42,334
Oil Field Machinery and Equipment - 2.8%
             6,595  Dresser-Rand Group, Inc.*,**                                                                            162,435
Pipelines - 1.3%
             1,848  Kinder Morgan Management LLC*                                                                            75,472
Power Converters and Power Supply Equipment - 0.5%
             1,271  SunPower Corp. - Class B*                                                                                32,233
Printing - Commercial - 1.5%
             2,580  VistaPrint, Ltd.*                                                                                        88,623
Real Estate Management/Services - 1.7%
             3,125  Jones Lang LaSalle, Inc.                                                                                100,844
Real Estate Operating/Development - 0.4%
             3,930  Rodobens Negocios Imobiliarios S.A.                                                                      26,053
Recreational Vehicles - 1.1%
             1,900  Polaris Industries, Inc.                                                                                 63,555
Retail - Apparel and Shoe - 2.0%
             6,240  Bebe Stores, Inc.                                                                                        57,408
             2,930  Urban Outfitters, Inc.*                                                                                  57,106
                                                                                                                            114,514
Retail - Catalog Shopping - 0.9%
             1,335  MSC Industrial Direct Co. - Class A                                                                      54,535
Retail - Petroleum Products - 2.3%
             3,505  World Fuel Services Corp.                                                                               133,646
Schools - 0.9%
               286  Strayer Education, Inc.                                                                                  54,171
Semiconductor Components/Integrated Circuits - 3.2%
            34,430  Atmel Corp.                                                                                             132,211
             7,085  Cypress Semiconductor Corp.*                                                                             56,184
                                                                                                                            188,395
Telecommunication Equipment - 1.8%
             4,080  CommScope, Inc.*                                                                                        102,408
Telecommunication Services - 1.7%
             1,710  Amdocs, Ltd. (U.S. Shares)*                                                                              35,790
             5,550  SAVVIS, Inc.*                                                                                            63,159
                                                                                                                             98,949
Theaters - 1.0%
             4,060  National CineMedia, Inc.                                                                                 58,992
Therapeutics - 1.0%
             9,125  MannKind Corp.*                                                                                          37,322
             1,365  Theravance, Inc.*                                                                                        19,560
                                                                                                                             56,882
Transportation - Marine - 1.1%
            11,840  Horizon Lines, Inc. - Class A                                                                            62,989
Transportation - Services - 1.6%
             2,655  Expeditors International of Washington, Inc.                                                             92,155
Transportation - Truck - 2.6%
             3,525  Forward Air Corp.                                                                                        58,762
             1,905  Landstar System, Inc.                                                                                    67,836
               910  Old Dominion Freight Line, Inc.*                                                                         25,617
                                                                                                                            152,215
Water Treatment Systems - 1.0%
             3,670  Nalco Holding Co.                                                                                        59,894
Web Hosting/Design - 2.1%
             1,730  Equinix, Inc.*,**                                                                                       121,498
Wireless Equipment - 3.0%
             3,965  Crown Castle International Corp.*                                                                        97,222
             3,155  SBA Communications Corp. - Class A*,**                                                                   79,506
                                                                                                                            176,728
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $5,242,291)                                                                                      5,031,014
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 14.8%
           867,297  Janus Cash Liquidity Fund LLC, 0% (cost $867,297)                                                       867,297
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,109,588) - 100.9%                                                                      $ 5,898,311
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short  - (0.9)%
Retail - Restaurants - (0.9)%
             1,685  BJ's Restaurants, Inc.*                                                                                 (27,786)
               710  Buffalo Wild Wings, Inc.*                                                                               (27,718)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $46,418)                                                                              (55,504)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $6,063,170) - 100%                                              $ 5,842,807
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2009 (unaudited)
Country                                                 Value   % of Investment
                                                                     Securities
-------------------------------------------------------------------------------
Bermuda                                         $      88,623              1.5%
Brazil                                                 26,053              0.4%
Canada                                                116,144              2.0%
Guernsey                                               35,790              0.6%
Hong Kong                                              19,146              0.3%
Japan                                                  12,754              0.2%
United Kingdom                                         85,288              1.5%
United States  ++                                   5,514,513             93.5%
-------------------------------------------------------------------------------
Total                                           $   5,898,311            100.0%
                                                    =========            ======

++ Includes Short-Term Securities (78.8% excluding Short-Term Securities)

              Summary of Investments by Country - (Short Positions)
                           April 30, 2009 (unaudited)
Country                                                  Value   % of Securities
                                                                      Sold Short
--------------------------------------------------------------------------------
United States                                  $      (55,504)            100.0%
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of April 30, 2009)
                                                Level 1 - Quoted       Level 2 - Other Significant          Level 3 - Significant
                                                Prices                 Observable Inputs                    Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser Small-Mid Growth Fund                  $ 4,887,773                   $ 1,010,538                           $ -

Investments in Securities Sold Short:

Janus Adviser Small-Mid Growth Fund                      (55,504)                            -                             -
-----------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of April 30, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Small-Mid Growth Fund                                  $   112,128
--------------------------------------------------------------------------------

Janus Adviser Worldwide Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.8%
Aerospace and Defense - Equipment - 0.8%
            11,685  United Technologies Corp.                                                                            $   570,695
Agricultural Chemicals - 6.6%
            21,880  Monsanto Co.                                                                                           1,857,393
            26,204  Mosaic Co.                                                                                             1,059,952
            20,180  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                 1,745,368
                                                                                                                           4,662,713
Agricultural Operations - 0.2%
           250,070  Chaoda Modern Agriculture Holdings, Ltd.                                                                 142,473
Applications Software - 1.5%
            53,750  Microsoft Corp.                                                                                        1,088,975
Beverages - Non-Alcoholic - 1.2%
            16,465  PepsiCo, Inc.                                                                                            819,298
Brewery - 1.3%
            31,206  Anheuser-Busch InBev N.V.                                                                                952,323
Cable Television - 1.2%
             1,240  Jupiter Telecommunications Co., Ltd.                                                                     872,035
Chemicals - Diversified - 2.0%
            40,535  Israel Chemicals, Ltd.                                                                                   340,072
            18,165  K+S A.G.                                                                                               1,083,787
                                                                                                                           1,423,859
Chemicals - Specialty - 0.8%
           755,000  Huabao International Holdings, Ltd.                                                                      534,697
Commercial Banks - 1.8%
            50,160  ICICI Bank, Ltd.                                                                                         482,852
            13,375  Julius Baer Holding A.G.                                                                                 438,815
            24,117  Standard Chartered PLC                                                                                   370,762
                                                                                                                           1,292,429
Commercial Services - 2.5%
            87,835  Aggreko PLC                                                                                              742,859
               940  SGS S.A.                                                                                               1,051,149
                                                                                                                           1,794,008
Computer Services - 0.3%
             6,413  Infosys Technologies, Ltd.                                                                               194,345
Computers - 5.1%
            14,930  Apple, Inc.*                                                                                           1,878,642
            25,230  Research In Motion, Ltd. (U.S. Shares)*                                                                1,753,485
                                                                                                                           3,632,127
Consulting Services - 1.8%
            31,435  Bereau Veritas S.A.                                                                                    1,280,589
Cosmetics and Toiletries - 2.7%
            11,470  Colgate-Palmolive Co.                                                                                    676,730
            24,530  Procter & Gamble Co.                                                                                   1,212,763
                                                                                                                           1,889,493
Distribution/Wholesale - 2.4%
           617,120  Li & Fung, Ltd.                                                                                        1,737,186
Diversified Operations - 1.0%
           142,440  China Merchants Holdings International Co., Ltd.                                                         336,538
             6,245  Danaher Corp.                                                                                            364,958
                                                                                                                             701,496
Educational Software - 0.1%
               773  Educomp Solutions, Ltd.                                                                                   38,540
Electric - Distribution - 0.1%
            13,225  Equatorial Energia S.A.                                                                                   82,467
Electronic Connectors - 0.8%
            16,175  Amphenol Corp. - Class A                                                                                 547,362
Enterprise Software/Services - 2.2%
            16,780  Autonomy Corp. PLC                                                                                       352,884
            21,260  Nomura Research Institute, Ltd.                                                                          376,979
            44,380  Oracle Corp.                                                                                             858,309
                                                                                                                           1,588,172
Finance - Investment Bankers/Brokers - 3.6%
            14,515  Goldman Sachs Group, Inc.                                                                              1,865,178
            21,298  JPMorgan Chase & Co.                                                                                     702,834
                                                                                                                           2,568,012
Finance - Mortgage Loan Banker - 1.2%
            23,643  Housing Development Finance Corp.                                                                        819,184
Finance - Other Services - 1.8%
            96,250  BM&F Bovespa S.A.*                                                                                       390,584
             1,335  CME Group, Inc.                                                                                          295,502
             1,655  Hong Kong Exchanges & Clearing, Ltd.                                                                      19,032
           181,755  IG Group Holdings PLC                                                                                    588,469
                                                                                                                           1,293,587
Food - Miscellaneous/Diversified - 0.7%
            15,937  Nestle S.A.                                                                                              518,480
Food - Retail - 2.0%
           280,890  Tesco PLC                                                                                              1,394,089
Food - Wholesale/Distribution - 0.3%
           171,785  Olam International, Ltd.                                                                                 202,736
Gold Mining - 2.0%
            34,750  Newmont Mining Corp.                                                                                   1,398,340
Human Resources - 2.6%
           186,350  Capita Group PLC                                                                                       1,875,973
Investment Companies - 0.5%
           104,995  Man Group PLC                                                                                            387,005
Medical - Biomedical and Genetic - 6.0%
            49,270  Celgene Corp.*                                                                                         2,104,814
            42,465  Gilead Sciences, Inc.*                                                                                 1,944,897
             5,730  Vertex Pharmaceuticals, Inc.*                                                                            176,599
                                                                                                                           4,226,310
Medical - Drugs - 7.5%
            16,000  Abbott Laboratories                                                                                      669,600
            31,950  Grifols S.A.                                                                                             560,972
            26,685  Novartis A.G.                                                                                          1,008,145
            31,033  Novo Nordisk A/S                                                                                       1,472,736
            12,584  Roche Holding A.G.                                                                                     1,590,604
                                                                                                                           5,302,057
Medical - Generic Drugs - 0.4%
             7,305  Teva Pharmaceutical S.P. (ADR)                                                                           320,616
Medical Instruments - 1.2%
             3,560  Intuitive Surgical, Inc.*                                                                                511,679
             9,215  St. Jude Medical, Inc.*                                                                                  308,887
                                                                                                                             820,566
Medical Products - 2.2%
            11,020  Baxter International, Inc.                                                                               534,470
            12,595  Johnson & Johnson                                                                                        659,474
             9,165  Stryker Corp.                                                                                            354,777
                                                                                                                           1,548,721
Multi-Line Insurance - 0.5%
             2,080  Zurich Financial Services A.G.                                                                           384,272
Networking Products - 0.5%
            18,415  Cisco Systems, Inc.*                                                                                     355,778
Oil - Field Services - 1.7%
            42,880  Petrofac, Ltd.                                                                                           361,149
            16,620  Schlumberger, Ltd. (U.S. Shares)                                                                         814,213
                                                                                                                           1,175,362
Oil Companies - Exploration and Production - 2.0%
             6,815  Devon Energy Corp.                                                                                       353,358
            12,020  EOG Resources, Inc.                                                                                      763,029
             5,900  Occidental Petroleum Corp.                                                                               332,111
                                                                                                                           1,448,498
Oil Companies - Integrated - 2.4%
            12,475  Hess Corp.                                                                                               683,506
            19,355  Petroleo Brasileiro S.A. (ADR)                                                                           649,747
             7,018  Total S.A.                                                                                               350,901
                                                                                                                           1,684,154
Oil Field Machinery and Equipment - 0.5%
            48,795  Wellstream Holdings PLC                                                                                  371,405
Optical Supplies - 1.2%
             9,300  Alcon, Inc. (U.S. Shares)                                                                                855,693
Real Estate Management/Services - 3.0%
            26,000  Aeon Mall Co., Ltd.                                                                                      340,811
            29,700  Daito Trust Construction Co., Ltd.                                                                     1,227,177
            42,000  Mitsubishi Estate Co., Ltd.                                                                              548,100
                                                                                                                           2,116,088
Real Estate Operating/Development - 2.2%
           425,500  CapitaLand, Ltd.                                                                                         783,739
           209,170  China Overseas Land & Investment, Ltd.                                                                   365,062
           139,830  Hang Lung Properties, Ltd.                                                                               394,275
                                                                                                                           1,543,076
Reinsurance - 2.0%
               467  Berkshire Hathaway, Inc. - Class B*                                                                    1,431,355
Retail - Apparel and Shoe - 5.4%
           290,800  Esprit Holdings, Ltd.                                                                                  1,782,559
            22,235  Hennes & Mauritz A.B. - Class B                                                                          994,537
            25,203  Inditex S.A.                                                                                           1,075,333
             7,000  Ports Design, Ltd.                                                                                        10,624
                                                                                                                           3,863,053
Retail - Consumer Electronics - 0.5%
             8,440  Yamada Denki Co., Ltd.                                                                                   389,493
Schools - 0.3%
             1,500  Anhanguera Educacional Participacoes S.A.*                                                                10,500
             1,000  Estacio Participacoes S.A.*                                                                                6,748
           572,000  Raffles Education Corp., Ltd.                                                                            166,591
                                                                                                                             183,839
Soap and Cleaning Preparations - 1.5%
            26,342  Reckitt Benckiser Group PLC                                                                            1,037,079
Super-Regional Banks - 0.5%
            17,670  Wells Fargo & Co.                                                                                        353,577
Telecommunication Services - 0.5%
            23,143  Bharti Tele-Ventures, Ltd.                                                                               349,567
Tobacco - 3.3%
            35,340  British American Tobacco PLC                                                                             857,294
            90,490  ITC, Ltd.                                                                                                343,028
            32,470  Philip Morris International, Inc.                                                                      1,175,413
                                                                                                                           2,375,735
Transportation - Railroad - 0.6%
            77,250  All America Latina Logistica S.A. (GDR)                                                                  400,422
Transportation - Services - 1.2%
            16,015  United Parcel Service, Inc. - Class B                                                                    838,225
Transportation - Truck - 0.5%
            34,277  DSV A/S                                                                                                  387,117
Web Portals/Internet Service Providers - 0.8%
             1,390  Google, Inc. - Class A*                                                                                  550,398
Wireless Equipment - 0.3%
             7,815  Crown Castle International Corp.*                                                                        191,624
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $68,332,241)                                                                                     70,806,768
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.2%
           142,000  Janus Cash Liquidity Fund LLC, 0% (cost $142,000)                                                        142,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $68,474,241) - 100%                                                                        $70,948,768
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2009 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Belgium                                                952,323              1.4%
Bermuda                                              4,065,066              5.7%
Brazil                                               1,540,468              2.2%
Canada                                               3,498,853              4.9%
Cayman Islands                                         142,473              0.2%
Denmark                                              1,859,852              2.6%
France                                               1,631,491              2.3%
Germany                                              1,083,787              1.5%
Hong Kong                                            1,114,907              1.6%
India                                                2,227,515              3.1%
Israel                                                 660,689              0.9%
Japan                                                3,754,594              5.3%
Jersey                                                 361,149              0.5%
Netherlands Antilles                                   814,214              1.2%
Singapore                                            1,153,067              1.6%
Spain                                                1,636,305              2.3%
Sweden                                                 994,537              1.4%
Switzerland                                          5,847,158              8.2%
United Kingdom                                       7,977,818             11.3%
United States ++                                    29,632,502             41.8%
--------------------------------------------------------------------------------
Total                                            $  70,948,768            100.0%

++ Includes Short-Term Securities (41.6% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of April 30, 2009)
                                                Level 1 - Quoted       Level 2 - Other Significant       Level 3 - Significant
                                                Prices                 Observable Inputs                 Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Adviser Worldwide Fund                      $ 34,676,083                       $36,272,685                        -
---------------------------------------------------------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for the Janus Adviser Balanced Fund, Janus Adviser Contrarian Fund, Janus Adviser Flexible Bond Fund, Janus Adviser Forty Fund, Janus Adviser Global Real Estate Fund, Janus Adviser Global Research Fund, Janus Adviser Growth and Income Fund, Janus Adviser High-Yield Fund, Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund, Janus Adviser INTECH Risk-Managed Value Fund, Janus Adviser International Equity Fund, Janus Adviser International Forty Fund, Janus Adviser International Growth Fund, Janus Adviser Large Cap Growth Fund, Janus Adviser Long/Short Fund, Janus Adviser Mid Cap Growth Fund, Janus Adviser Modular Portfolio Construction(R) Fund, Janus Adviser Orion Fund, Janus Adviser Perkins Large Cap Value Fund, Janus Adviser Perkins Mid Cap Value Fund (formerly named Janus Adviser Mid Cap Value Fund), Janus Adviser Perkins Small Company Value Fund (formerly named Janus Adviser Small Company Value Fund), Janus Adviser Research Core Fund (formerly named Janus Adviser Fundamental Equity Fund), Janus Adviser Small-Mid Growth Fund and Janus Adviser Worldwide Fund (collectively the "Funds" and individually a "Fund") are series funds. The Funds are part of Janus Adviser Series (the "Trust"), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust offers twenty-six funds which include multiple series of shares, with differing investment objectives and policies. Each Fund in this report is classified as diversified, as defined in the 1940 Act except for Janus Adviser Contrarian Fund, Janus Adviser Forty Fund, Janus Adviser Global Real Estate Fund, Janus Adviser International Forty Fund, Janus Adviser Long/Short Fund and Janus Adviser Orion Fund, which are classified as non-diversified. The accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

INVESTMENT VALUATION

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; and (iii) a non-significant event such as a market closing early or not opening, or a security trading halt. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds' Trustees.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Funds may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral permitted by the Securities and Exchange Commission ("SEC"). Cash collateral may be invested as permitted by the 1940 Act and rules promulgated thereunder.

Dresdner Bank AG (the "Lending Agent") may also invest the cash collateral in the Allianz Dresdner Daily Asset Fund or investments in non-affiliated money market funds or accounts, mutually agreed to by the Funds and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based upon this mark-to-market evaluation.

The borrower pays fees at the Funds' direction to the Lending Agent. The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed in the Schedule of Investments (if applicable).

The Securities Lending Program was suspended and effective November 19, 2008, the Funds no longer had any securities on loan. Management continues to review the program and may resume securities lending.

Repurchase Agreements

Repurchase agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Interfund Lending

Pursuant to an exemptive order received from the SEC, the Funds may be party to interfund lending agreements between the Funds and other Janus Capital-sponsored mutual funds and certain pooled investment vehicles, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of the borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Forward Currency Transactions

The Funds, except Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund, and Janus Adviser INTECH Risk-Managed Value Fund (the "Risk-Managed Funds") may enter into forward currency contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted in the accompanying Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Fund's custodian.

Futures Contracts

The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities of the Funds that are designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Funds' custodian.

Swaps

The Funds, except the Risk-Managed Funds, may utilize swap agreements as a means to gain exposure to certain common stocks and/or to "hedge" or protect their portfolios from adverse movements in securities prices or interest rates. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund's total return.

Various types of swaps such as credit default (funded and unfunded), equity, interest rate, and total return swaps are described below.

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Funded or unfunded credit default swaps are based on an index of credit default swaps ("CDXs") or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets. A Fund investing in CDXs is normally only permitted to take long positions in these instruments.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

Options Contracts

The Funds may purchase or write covered and uncovered put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date. The Funds, except the Risk-Managed Funds, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in Long-Term Equity Anticipation Securities (LEAPS), which are long-term option contracts that can be maintained for a period of up to three years. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid by the Funds.

The Funds may also purchase and write exchange-listed and over-the-counter put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Holdings designated to cover outstanding written options are noted in the Schedules of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the nine-month period ended April 30, 2009 is indicated in the tables below:

                                                    Number of         Premiums
Call Options                                        Contracts         Received
--------------------------------------------------------------------------------
Janus Adviser Contrarian Fund
Options outstanding at July 31, 2008                    2,620      $    704,490
Options written                                        24,576        12,410,258
Options closed                                         (8,763)      (10,085,322)
Options expired                                       (13,917)       (2,418,833)
Options exercised                                        (557)         (151,656)
--------------------------------------------------------------------------------
Options outstanding at April 30, 2009                   3,959      $    458,937
--------------------------------------------------------------------------------

                                                    Number of         Premiums
Put Options                                         Contracts         Received
--------------------------------------------------------------------------------
Janus Adviser Contrarian Fund
Options outstanding at July 31, 2008                    1,865      $    920,647
Options written                                        13,707         8,106,204
Options closed                                         (5,150)       (7,138,851)
Options expired                                        (2,837)         (703,919)
Options exercised                                      (4,366)         (622,098)
--------------------------------------------------------------------------------
Options outstanding at April 30, 2009                   3,219      $    561,983
--------------------------------------------------------------------------------

                                                    Number of         Premiums
Call Options                                        Contracts         Received
--------------------------------------------------------------------------------
Janus Adviser Forty Fund
Options outstanding at July 31, 2008                       --      $         --
Options written                                        11,895           456,409
Options closed                                             --                --
Options expired                                       (11,895)         (456,409)
Options exercised                                          --                --
--------------------------------------------------------------------------------
Options outstanding at April 30, 2009                      --      $         --
--------------------------------------------------------------------------------

                                                    Number of         Premiums
Call Options                                        Contracts         Received
--------------------------------------------------------------------------------
Janus Adviser Global Real Estate Fund
Options outstanding at July 31, 2008                       --           $    --
Options written                                            62             5,115
Options closed                                             --                --
Options expired                                           (42)           (3,155)
Options exercised                                          --                --
--------------------------------------------------------------------------------
Options outstanding at April 30, 2009                      20           $ 1,960
--------------------------------------------------------------------------------

                                                    Number of         Premiums
Put Options                                         Contracts         Received
--------------------------------------------------------------------------------
Janus Adviser Global Real Estate Fund
Options outstanding at July 31, 2008                       --         $      --
Options written                                           876           107,911
Options closed                                             --                --
Options expired                                          (407)          (38,983)
Options exercised                                        (359)          (58,078)
--------------------------------------------------------------------------------
Options outstanding at April 30, 2009                     110         $  10,850
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    Number of         Premiums
Call Options                                        Contracts         Received
--------------------------------------------------------------------------------
Janus Adviser Global Research Fund
--------------------------------------------------------------------------------
Options outstanding at July 31, 2008                       --             $  --
--------------------------------------------------------------------------------
Options written                                            10               673
--------------------------------------------------------------------------------
Options closed                                             (8)             (529)
--------------------------------------------------------------------------------
Options expired                                            --                --
--------------------------------------------------------------------------------
Options exercised                                          (2)             (144)
--------------------------------------------------------------------------------
Options outstanding at April 30, 2009                      --             $  --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    Number of         Premiums
Put Options                                         Contracts         Received
--------------------------------------------------------------------------------
Janus Adviser International Forty Fund
Options outstanding at July 31, 2008                       --          $     --
Options written                                            20            27,140
Options closed                                            (20)          (27,140)
Options expired                                            --                --
Options exercised                                          --                --
--------------------------------------------------------------------------------
Options outstanding at April 30, 2009                      --          $     --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    Number of         Premiums
Call Options                                        Contracts         Received
--------------------------------------------------------------------------------
Janus Adviser Large Cap  Growth Fund
--------------------------------------------------------------------------------
Options outstanding at July 31, 2008                    2,506         $ 416,709
--------------------------------------------------------------------------------
Options written                                         2,009           223,522
--------------------------------------------------------------------------------
Options closed                                           (784)         (161,092)
--------------------------------------------------------------------------------
Options expired                                        (3,731)         (479,139)
--------------------------------------------------------------------------------
Options exercised                                          --                --
--------------------------------------------------------------------------------
Options outstanding at April 30, 2009                      --         $      --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    Number of         Premiums
Put  Options                                        Contracts         Received
--------------------------------------------------------------------------------
Janus Adviser Large Cap  Growth Fund
--------------------------------------------------------------------------------
Options outstanding at July 31, 2008                    1,943         $ 183,950
--------------------------------------------------------------------------------
Options written                                         2,340           399,594
--------------------------------------------------------------------------------
Options closed                                         (2,682)         (441,436)
--------------------------------------------------------------------------------
Options expired                                           (34)         (126,758)
--------------------------------------------------------------------------------
Options exercised                                      (1,567)          (15,350)
--------------------------------------------------------------------------------
Options outstanding at April 30, 2009                      --         $      --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    Number of         Premiums
Call Options                                        Contracts         Received
--------------------------------------------------------------------------------
Janus Adviser Long/Short Fund
Options outstanding at July 31, 2008                   38,735      $  5,343,288
Options written                                       108,832        25,075,125
Options closed                                        (48,140)      (16,641,258)
Options expired                                       (72,537)      (10,803,879)
Options exercised                                      (5,465)         (727,002)
--------------------------------------------------------------------------------
Options outstanding at April 30, 2009                  21,425      $  2,246,274
--------------------------------------------------------------------------------

                                                    Number of         Premiums
Put Options                                         Contracts         Received
--------------------------------------------------------------------------------
Janus Adviser Long/Short Fund
Options outstanding at July 31, 2008                   25,948      $  5,586,581
Options written                                       115,076        30,245,323
Options closed                                        (83,859)      (26,994,144)
Options expired                                       (19,329)       (3,669,216)
Options exercised                                     (14,383)       (2,741,336)
--------------------------------------------------------------------------------
Options outstanding at April 30, 2009                  23,453      $  2,427,208
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    Number of         Premiums
Call Options                                        Contracts         Received
--------------------------------------------------------------------------------
Janus Adviser Orion Fund
Options outstanding at July 31, 2008                    2,236       $   446,828
Options written                                         9,853         1,018,821
Options closed                                         (8,855)       (1,102,985)
Options expired                                        (3,127)         (322,289)
Options exercised                                         (80)          (19,932)
--------------------------------------------------------------------------------
Options outstanding at April 30, 2009                      27       $    20,443
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Put Options                                         Number of         Premiums
                                                    Contracts         Received
Janus Adviser Orion Fund
Options outstanding at July 31, 2008                    1,487         $ 237,770
Options written                                         3,251           559,656
Options closed                                         (3,724)         (632,827)
Options expired                                          (640)          (70,587)
Options exercised                                         (48)           (6,535)
--------------------------------------------------------------------------------
Options outstanding at April 30, 2009                     326         $  87,477
--------------------------------------------------------------------------------

                                                    Number of         Premiums
Put  Options                                        Contracts         Received
--------------------------------------------------------------------------------
Janus Adviser Perkins Mid Cap Value Fund (1)
--------------------------------------------------------------------------------
Options outstanding at July 31, 2008                   78,897      $  1,805,258
--------------------------------------------------------------------------------
Options written                                        39,236        18,561,720
--------------------------------------------------------------------------------
Options closed                                        (83,254)       (5,811,439)
--------------------------------------------------------------------------------
Options expired                                          (185)         (439,531)
--------------------------------------------------------------------------------
Options exercised                                      (9,782)       (2,151,489)
--------------------------------------------------------------------------------
Options outstanding at April 30, 2009                  24,912      $ 11,964,519
--------------------------------------------------------------------------------
(1) Formerly named Janus Adviser Mid Cap Value Fund

--------------------------------------------------------------------------------
Call Options                                        Number of         Premiums
                                                    Contracts         Received
Janus Adviser Research Core Fund (1)
Options outstanding at July 31, 2008                     1910         $ 165,721
Options written                                           578           518,538
Options closed                                        (1,501)         (643,083)
Options expired                                         (967)          (39,036)
Options exercised                                        (20)           (2,140)
--------------------------------------------------------------------------------
Options outstanding at April 30, 2009                      --           $    --
--------------------------------------------------------------------------------
(1) Formerly named Janus Adviser Fundamental Equity Fund

--------------------------------------------------------------------------------
Call Options                                        Number of         Premiums
                                                    Contracts         Received
Janus Adviser Small-Mid Growth Fund
Options outstanding at July 31, 2008                        9           $ 3,123
Options written                                            --                --
Options closed                                             --                --
Options expired                                            (9)           (3,123)
Options exercised                                          --                --
--------------------------------------------------------------------------------
Options outstanding at April 30, 2009                      --           $    --
--------------------------------------------------------------------------------

Mortgage Dollar Rolls

Janus Adviser Flexible Bond Fund, Janus Adviser Global Real Estate Fund, Janus Adviser High-Yield Fund, and Janus Adviser Long/Short Fund may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Funds sell a mortgage-related security (such as a Government National Mortgage Association ("Ginnie Mae") security) to a dealer and simultaneously agree to repurchase a similar security (but not the same security) in the future at a pre-determined price. The Funds will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income of the Funds.

The Funds' obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Funds maintained in a segregated account. To the extent that the Funds collateralize their obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the portfolio managers' ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Funds are required to purchase may decline below the agreed upon repurchase price.

Securities Traded on a To-Be-Announced Basis

Janus Adviser Flexible Bond Fund, Janus Adviser Global Real Estate Fund,
Janus Adviser High-Yield Fund and Janus Adviser Long/Short Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Federal National Mortgage Association ("Fannie Mae") and/or Federal Home Loan Mortgage Corporation ("Freddie Mac") transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Mortgage- and Asset-Backed Securities

The Funds, except the Risk-Managed Funds, may purchase fixed or variable rate mortgage-backed securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or government-related entities. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Fund's yield and your return. In addition, mortgage-backed securities may be supported by some form of government or private guarantee and/or insurance. However, there is no assurance that the guarantors or insurers will meet their obligations.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans, may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset- backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Fund's sensitivity to interest changes and causing its price to decline.

Floating Rate Loans

Janus Adviser Balanced Fund, Janus Adviser Flexible Bond Fund, Janus Adviser High-Yield Fund, and Janus Adviser Long/Short Fund may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically, and are tied to a benchmark lending rate such as the London Interbank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that are senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit. The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security descriptions are as of April 30, 2009.

Bank Loans

Janus Adviser Balanced Fund, Janus Adviser Flexible Bond Fund, and Janus Adviser High-Yield Fund, and Janus Adviser Long/Short Fund may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which a Fund invests are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year LIBOR.

The Funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the nine-month period ended April 30, 2009 is indicated in the table below:

--------------------------------------------------------------------------------------------------------
                                                      Average Monthly
Fund                                                  Borrowings                       Rates
--------------------------------------------------------------------------------------------------------
Janus Adviser Balanced Fund                                 $  275,990                  0%
--------------------------------------------------------------------------------------------------------
Janus Adviser High-Yield Fund                                  283,420          0.0000% - 10.7188%
--------------------------------------------------------------------------------------------------------

Short Sales

The Funds may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Funds own or selling short a security that the Funds have the right to obtain for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Funds do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds may also engage in other short sales. The Funds may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Fund's net assets may be invested in short sales of stocks, futures, swaps, structured notes, and uncovered written calls (limitation not applicable to Janus Adviser Long/Short
Fund). The Funds may engage in short sales "against the box" and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which a Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance that a Fund will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Funds are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable). The Funds are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The deposits represent restricted cash held as collateral in relation to short sales. The Funds pay stock loan fees on assets borrowed from the security broker.

A Fund may also enter into short positions through derivative instruments such as option contracts, futures contracts and swap agreements, which may expose the Fund to similar risks. To the extent that the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund's losses are theoretically unlimited.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at April 30, 2009. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at April 30, 2009, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Borrowing

Janus Adviser Long/Short Fund may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, the Funds may borrow from banks up to one-third of their total assets (including the amount borrowed) provided that they maintain continuous asset coverage of 300% with respect to such borrowings or sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. In addition to borrowing for leverage purposes, the Funds also may borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows the Funds greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.

The use of borrowing by the Funds involves special risk considerations that may not be associated with other funds having similar policies. Because substantially all of the Funds' assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Funds' agreement with its lender, the NAV per share of the Funds will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Funds did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that the Funds must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Funds compared with what it would have been without leverage.

When-Issued Securities

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

Exchange-Traded Funds

The Funds may invest in exchange-traded funds, which are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Funds bear directly in connection with its own operations.

Exchange-Traded Notes

The Funds may invest directly in exchange-traded notes ("ETN"), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no period coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the Funds' total return. The Funds will invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Funds invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Funds' right to redeem their investment in an ETN, which are meant to be held until maturity. The Funds' decision to sell their ETN holdings may be limited by the availability of a secondary market.

Equity-Linked Structured Notes

The Funds, except the Risk-Managed Funds, may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Initial Public Offerings

The Funds may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Additional Investment Risk

The Funds, particularly Janus Adviser Flexible Bond Fund and Janus Adviser High-Yield Fund, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. The Risk-Managed Funds do not intend to invest in high-yield/high-risk bonds.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund's cash balances are invested in one or more money market funds, as well as investment in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Money Market Investments

Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, the Funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles.

During the nine-month period ended April 30, 2009, the Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

The Funds may invest in money market funds, including funds managed by Janus Capital. During the nine-month period ended April 30, 2009, the following Funds had the following affiliated purchases and sales:

                                                    Purchases          Sales                Dividend          Value
                                                    Shares/Cost        Shares/Cost          Income            at 4/30/09
-------------------------------------------------------------------------------------------------------------------------
Janus Cash Liquidity Fund LLC
Janus Adviser Balanced Fund                        $  303,199,411      $(275,250,325)     $      33,760     $  27,949,086
Janus Adviser Contrarian Fund                           6,281,000         (6,281,000)               228                --
Janus Adviser Flexible Bond Fund                      238,837,912       (187,879,000)            24,428        50,958,912
Janus Adviser Forty Fund                              656,777,824       (188,686,368)            87,423       468,091,456
Janus Adviser Global Real Estate Fund                   2,132,242         (1,807,000)               299           325,242
Janus Adviser Global Research Fund                      2,490,037         (2,459,037)                71            31,000
Janus Adviser Growth and Income Fund                    7,327,204         (7,195,175)               560           132,029
Janus Adviser High-Yield Fund                          26,834,427        (23,855,711)             2,359         2,978,716
Janus Adviser INTECH Risk-Managed Core Fund             3,512,032         (3,154,000)               236           358,032
Janus Adviser INTECH Risk-Managed Growth Fund          27,545,541        (24,919,541)             1,268         2,626,000
Janus Adviser INTECH Risk-Managed International
Fund                                                      607,027           (607,027)                39                --
Janus Adviser INTECH Risk-Managed Value Fund           11,413,262        (11,129,219)               445           284,043
Janus Adviser International Equity Fund                17,777,287        (17,247,287)               794           530,000
Janus Adviser International Forty Fund                    561,005           (522,000)                43            39,005
Janus Adviser International Growth Fund               409,412,330       (104,862,381)            93,935       304,549,949
Janus Adviser Large Cap Growth Fund                    18,542,071        (13,521,000)             4,414         5,021,071
Janus Adviser Long/Short Fund                                  --                 --                 --                --
Janus Adviser Mid Cap Growth Fund                     108,613,959        (69,235,148)            13,005        39,378,811
Janus Adviser Modular Portfolio Construction(R)
Fund                                                      281,009           (205,901)                27            75,108
Janus Adviser Orion Fund                                7,237,081         (6,434,042)               513           803,039
Janus Adviser Perkins Mid Cap Value Fund(1)                    --                 --                 --                --
Janus Adviser Perkins Small Company Value Fund(2)      10,834,319         (8,081,375)             1,752         2,752,944
Janus Adviser Research Core Fund(3)                     3,964,032         (3,964,032)               138                --
Janus Adviser Small-Mid Growth Fund                     6,876,023         (6,008,726)               213           867,297
Janus Adviser Worldwide Fund                           14,879,090        (14,737,090)             2,534           142,000
-------------------------------------------------------------------------------------------------------------------------
                                                   $1,885,936,125      $(978,042,385)     $     268,484     $ 907,893,740
-------------------------------------------------------------------------------------------------------------------------
(1) Formerly named Janus Adviser Mid Cap Value Fund.
(2) Formerly named Janus Adviser Small Company Value Fund.
(3) Formerly named Janus Adviser Fundamental Equity Fund.

Janus Institutional Cash Management Fund -
Institutional Shares
Janus Adviser Balanced Fund                         $  41,694,258      $ (52,916,534)     $     135,734     $          --
Janus Adviser Contrarian Fund                           1,854,556         (2,890,612)             2,549                --
Janus Adviser Flexible Bond Fund                       18,491,040        (19,022,277)            27,801                --
Janus Adviser Forty Fund                              103,976,745       (595,956,918)         2,268,530                --
Janus Adviser Global Real Estate Fund                     155,420           (732,826)             3,686                --
Janus Adviser Global Research Fund                         77,245           (175,044)               312                --
Janus Adviser Growth and Income Fund                      603,574         (2,028,574)             3,480                --
Janus Adviser High-Yield Fund                             164,776           (360,548)             2,587                --
Janus Adviser INTECH Risk-Managed Core Fund                86,080            (93,080)                18                --
Janus Adviser INTECH Risk-Managed Growth Fund           1,559,806         (2,309,156)             4,428                --
Janus Adviser INTECH Risk-Managed International
Fund                                                       65,597           (101,094)               133                --
Janus Adviser INTECH Risk-Managed Value Fund              304,682           (595,902)               393                --
Janus Adviser International Equity Fund                 4,083,091         (8,977,319)            18,240                --
Janus Adviser International Forty Fund                    351,418           (398,724)               181                --
Janus Adviser International Growth Fund                12,034,082       (109,090,602)           227,950                --
Janus Adviser Large Cap Growth Fund                       689,757         (5,894,024)             9,408                --
Janus Adviser Long/Short Fund                                  --                 --                 --                --
Janus Adviser Mid Cap Growth Fund                      17,324,515        (47,255,166)           262,844                --
Janus Adviser Modular Portfolio Construction(R)
Fund                                                          801               (801)                 2                --
Janus Adviser Orion Fund                                3,051,527         (7,411,005)            16,164                --
Janus Adviser Perkins Mid Cap Value Fund(1)                    --                 --                 --                --
Janus Adviser Perkins Small Company Value Fund(2)       1,056,621         (1,735,629)            10,740                --
Janus Adviser Research Core Fund(3)                     1,029,682         (1,334,182)             1,293                --
Janus Adviser Small-Mid Growth Fund                       216,921           (266,245)               242                --
Janus Adviser Worldwide Fund                              126,240           (126,240)                17                --
-------------------------------------------------------------------------------------------------------------------------
                                                    $ 208,998,434      $(859,672,502)     $   2,996,732     $          --
-------------------------------------------------------------------------------------------------------------------------
(1) Formerly named Janus Adviser Mid Cap Value Fund.
(2) Formerly named Janus Adviser Small Company Value Fund.
(3) Formerly named Janus Adviser Fundamental Equity Fund.

Janus Institutional Money Market Fund -
Institutional Shares
Janus Adviser Balanced Fund                         $  169,998,431    $  (231,189,141)     $    173,957     $          --
Janus Adviser Contrarian Fund                           25,134,931        (27,315,331)            8,526                --
Janus Adviser Flexible Bond Fund                       148,869,212       (148,869,212)           48,139                --
Janus Adviser Forty Fund                               912,502,045     (1,003,259,715)        3,123,491                --
Janus Adviser Global Real Estate Fund                      765,258           (879,746)            1,652                --
Janus Adviser Global Research Fund                       1,827,992         (1,827,992)            1,208                --
Janus Adviser Growth and Income Fund                    17,567,891        (18,752,891)           14,226                --
Janus Adviser High-Yield Fund                            2,520,465         (2,583,741)            4,825                --
Janus Adviser INTECH Risk-Managed Core Fund              7,057,039         (7,070,039)            2,251                --
Janus Adviser INTECH Risk-Managed Growth Fund           42,957,548        (47,590,198)           23,002                --
Janus Adviser INTECH Risk-Managed International
Fund                                                       799,945           (804,256)              323                --
Janus Adviser INTECH Risk-Managed Value Fund             6,786,767         (6,786,767)            2,710                --
Janus Adviser International Equity Fund                 41,019,754        (49,602,705)           38,676                --
Janus Adviser International Forty Fund                     799,121           (869,821)              307                --
Janus Adviser International Growth Fund                370,569,017       (370,569,017)          694,936                --
Janus Adviser Large Cap Growth Fund                     11,427,507        (11,427,507)            7,525                --
Janus Adviser Long/Short Fund                                   --                 --                --                --
Janus Adviser Mid Cap Growth Fund                       90,018,186        (91,747,686)           51,255                --
Janus Adviser Modular Portfolio Construction(R)
Fund                                                     1,266,325         (1,266,325)              279                --
Janus Adviser Orion Fund                                11,686,946        (12,427,496)            7,000                --
Janus Adviser Perkins Mid Cap Value Fund(1)                     --                 --                --                --
Janus Adviser Perkins Small Company Value Fund(2)        5,481,884         (7,495,996)           26,772                --
Janus Adviser Research Core Fund(3)                      4,392,354         (6,669,854)            3,877                --
Janus Adviser Small-Mid Growth Fund                      1,164,956         (1,320,029)            2,571                --
Janus Adviser Worldwide Fund                             9,381,452         (9,381,452)           14,563                --
-------------------------------------------------------------------------------------------------------------------------
                                                    $1,883,995,026    $(2,059,706,917)     $  4,252,071     $          --
--------------------------------------------------------------------------------------------------------------------------
(1) Formerly named Janus Adviser Mid Cap Value Fund.
(2) Formerly named Janus Adviser Small Company Value Fund.
(3) Formerly named Janus Adviser Fundamental Equity Fund.

Affiliated Fund of Funds Transactions

Janus Adviser Modular Portfolio Construction(R) Fund may invest in certain funds within the Janus family of funds, of which the funds may be deemed to be under common control as they share the same board of directors. During the nine-month period ended April 30, 2009, the Fund had the following affiliated purchases and sales:

                                                Purchases                   Sales                Realized       Dividend    Value
                                                Shares       Cost           Shares       Cost    Gain/(Loss)    Income    at 4/30/09
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Modular Portfolio
Construction(R) Fund
Janus Adviser Flexible Bond Fund -
Class I Shares                                   77,417   $  941,157        (2,068)  $  (24,945)  $      518   $  10,056  $  932,817
Janus Adviser Forty Fund - Class I Shares         7,132      193,438        (1,220)     (45,535)     (19,395)         --     146,798
Janus Adviser Global Real Estate Fund -
Class I
Shares                                            5,399       30,759          (522)      (4,517)      (1,750)        566      27,506
Janus Adviser High-Yield Fund -
Class I Shares                                    9,501       69,931          (209)      (1,852)        (353)        849      26,851
Janus Adviser INTECH Risk-Managed Growth
Fund - Class I Shares                            10,332       96,430        (2,090)     (26,293)      (8,680)        525      71,124
Janus Adviser INTECH Risk-Managed
International
Fund - Class I Shares                            17,039      101,902        (3,558)     (29,607)     (10,255)      1,304      73,740
Janus Adviser INTECH Risk-Managed Value
Fund
- Class I Shares                                 13,927      102,858        (3,188)     (32,289)     (11,284)      1,386      71,093
Janus Adviser International Equity Fund -
Class I
Shares                                           22,867      164,385        (5,224)     (49,040)     (11,776)        519     130,383
Janus Adviser International Growth Fund -
Class I
Shares                                            5,617      201,142        (1,014)     (55,565)     (29,130)      5,284     148,690
Janus Adviser Large Cap Growth Fund -
Class I Shares                                      734       12,461           (23)        (418)           1          --      13,169
Janus Adviser Orion Fund - Class I Shares        19,520      193,098        (3,107)     (44,551)     (19,909)        696     151,000
Janus Adviser Perkins Mid Cap Value Fund(1)-
Class I Shares                                    5,320       66,612            --           --           --          --      71,770
Janus Adviser Research Core Fund(2) -
Class I Shares                                   21,487      251,228        (8,261)    (121,993)     (36,526)      1,358     139,539
Janus Adviser Small-Mid Growth Fund -
Class I Shares                                   20,138      184,434        (9,870)    (108,704)     (34,753)      1,192      91,178
Janus Contrarian Fund                            18,130      198,709        (2,890)     (46,558)     (19,948)        537     148,591
Janus Research Fund                               4,369       85,385        (1,097)     (29,219)      (9,737)        113      61,228
------------------------------------------------------------------------------------------------------------------------------------
                                                         $ 2,893,929                 $ (621,086)  $ (212,977)  $  24,385  $2,347,477
------------------------------------------------------------------------------------------------------------------------------------
(1) Formerly named Janus Adviser Mid Cap Value Fund.
(2) Formerly named Janus Adviser Fundamental Equity Fund.


Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of April 30, 2009 are noted below.

-------------------------------------------------------------------------------------------------------------
                                              Federal Tax     Unrealized      Unrealized           Net
                                                 Cost        Appreciation   (Depreciation)    Appreciation/
                                                                                             (Depreciation)
-------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced Fund                    $790,556,097    $39,577,932    $(46,773,885)     $(7,195,953)
-------------------------------------------------------------------------------------------------------------
Janus Adviser Contrarian Fund                   231,788,639      4,965,124     (81,517,074)     (76,551,950)
-------------------------------------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                454,317,092      6,909,489      (1,839,470)       5,070,019
-------------------------------------------------------------------------------------------------------------
Janus Adviser Forty Fund                      4,521,245,956    258,993,478    (492,743,607)    (233,750,129)
-------------------------------------------------------------------------------------------------------------
Janus Adviser Global Real Estate Fund             6,637,239        165,898      (2,113,635)      (1,947,737)
-------------------------------------------------------------------------------------------------------------
Janus Adviser Global Research Fund                5,290,578        173,318      (1,120,985)        (947,667)
-------------------------------------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund             94,869,922      8,141,435     (16,832,658)      (8,691,223)
-------------------------------------------------------------------------------------------------------------
Janus Adviser High-Yield Fund                    57,597,962      2,390,102        (501,435)       1,888,667
-------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed
Core Fund                                        78,927,160      2,981,503     (11,018,410)      (8,036,907)
-------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed
Growth Fund                                     908,138,667     46,234,446     (97,716,196)     (51,481,750)
-------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed
International Fund                                7,574,347        187,745      (1,619,369)      (1,431,624)
-------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed
Value Fund                                       67,273,672      1,854,835     (10,797,469)      (8,942,634)
-------------------------------------------------------------------------------------------------------------
Janus Adviser International Equity Fund         132,019,713      6,566,332     (20,250,613)       13,684,281
-------------------------------------------------------------------------------------------------------------
Janus Adviser International Forty Fund            2,288,330        192,657        (277,258)         (84,601)
-------------------------------------------------------------------------------------------------------------
Janus Adviser International Growth Fund       2,062,148,459    123,811,984    (481,474,358)    (357,662,374)
-------------------------------------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund             105,334,814      5,637,051     (14,765,636)      (9,128,585)
-------------------------------------------------------------------------------------------------------------
Janus Adviser Long/Short Fund                   371,566,816     26,124,569     (94,655,691)     (68,541,122)
-------------------------------------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund               675,077,673     34,888,216    (116,279,476)     (81,391,260)
-------------------------------------------------------------------------------------------------------------
Janus Adviser Modular Portfolio
Construction(R) Fund                              2,708,599         26,530        (159,626)        (133,096)
-------------------------------------------------------------------------------------------------------------
Janus Adviser Orion Fund                         37,548,169      4,625,457      (5,666,892)      (1,041,435)
-------------------------------------------------------------------------------------------------------------
Janus Adviser Perkins Large Cap Value Fund       16,489,278        903,002        (821,010)          81,992
-------------------------------------------------------------------------------------------------------------
Janus Adviser Perkins Mid Cap Value Fund(1)   1,861,780,007     84,386,189    (270,016,784)    (185,630,595)
-------------------------------------------------------------------------------------------------------------
Janus Adviser Perkins Small Company
Value Fund(2)                                    31,750,718      6,932,049        (916,853)       6,015,196
-------------------------------------------------------------------------------------------------------------
Janus Adviser Research Core Fund(3)              52,639,744      1,483,027     (13,463,470)     (11,980,443)
-------------------------------------------------------------------------------------------------------------
Janus Adviser Small-Mid Growth Fund               6,276,729        484,959        (863,377)        (378,418)
-------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund                     69,099,194      4,376,349      (2,526,775)       1,849,574
-------------------------------------------------------------------------------------------------------------
(1) Formerly named Janus Adviser Mid Cap Value Fund.
(2) Formerly named Janus Adviser Small Company Value Fund.
(3) Formerly named Janus Adviser Fundamental Equity Fund.


Information on the tax components of securities sold short as of April 30, 2009 are as follows:

---------------------------------------------------------------------------------------------------------------------
                                               Federal Tax        Unrealized        Unrealized          Net Tax
                                              Proceeds from      Appreciation     (Depreciation)     Appreciation/
                                             Securities Sold                                         (Depreciation)
                                                   Short
---------------------------------------------------------------------------------------------------------------------
Janus Adviser Long/Short Fund                 $(188,315,243)      $18,253,800      $(20,953,645)      $(2,699,845)
---------------------------------------------------------------------------------------------------------------------
Janus Adviser Orion Fund                          (621,559)               --           (38,842)          (38,842)
---------------------------------------------------------------------------------------------------------------------
Janus Adviser Small-Mid Growth Fund                (46,418)               --            (9,086)           (9,086)
---------------------------------------------------------------------------------------------------------------------

New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"), which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS No. 157 does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. SFAS No. 157 emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. SFAS No. 157 was effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Fund's investments defined pursuant to SFAS No. 157. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2009 to value each Fund's investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if required) in the Schedules of Investments.

In April 2009, FASB issued FASB staff position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly." ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS No. 161"), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. Management is in the process of evaluating the impact of SFAS No. 161 on the Fund's financial statement disclosures.

In September 2008, FASB issued a FASB Staff Position No. FAS 133-1 and FIN 45-4, "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45" (the "Position"), which was effective for fiscal years ending after November 15, 2008. The Position amends FASB Statement No. 133 ("FAS 133"), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 ("FIN 45"), Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. Management has evaluated the impact of SFAS No. 133-1 and FIN 45-4 and has determined there is no impact on the Fund's financial statement disclosures.

Subsequent Events

The Board of Trustees of Janus Adviser Series ("JAD"), a registered investment company advised by Janus Capital, has approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which certain JAD Funds will merge with and into, and be acquired by, corresponding similarly managed funds of the Janus Investment Fund Trust. Under the Plan, INTECH Risk-Managed Core Fund (formerly named INTECH Risk-Managed Stock Fund), Janus Balanced Fund, Janus Contrarian Fund, Janus Enterprise Fund, Janus Flexible Bond Fund, Janus Fund, Janus Growth and Income Fund, Janus High-Yield Fund, Janus Orion Fund, Janus Overseas Fund, Janus Research Core Fund (formerly named Janus Fundamental Equity Fund),
Janus Triton Fund, Janus Worldwide Fund, Perkins Mid Cap Value Fund (formerly named Janus Mid Cap Value Fund) and Perkins Small Cap Value Fund (formerly named Janus Small Cap Value Fund) will acquire assets and liabilities from similarly managed JAD Funds. The merger is a part of several significant enhancements Janus Capital has recently undertaken to reorganize and simplify its mutual fund offerings by creating one combined mutual fund platform. The closing date of the merger is expected to be on or about July 6, 2009. For more information regarding these changes, please refer to the March 17, 2009 Supplement to the Prospectus.

The Board of Trustees of Janus Adviser Series approved a plan to liquidate and terminate Janus Adviser Global Research Fund effective on or about July 2, 2009.

--------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Adviser Series

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Adviser Series (Principal Executive Officer)

Date: June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Adviser Series (Principal Executive Officer)

Date: June 29, 2009

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Adviser Series
        (Principal Accounting Officer and Principal Financial Officer)

Date: June 29, 2009